UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04118

Fidelity Securities Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class Z : FLEOX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 18	0.61%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.2
Financials	17.0
Industrials	16.9
Consumer Discretionary	14.0
Communication Services	10.7
Utilities	8.3
Materials	3.8
Health Care	2.1
Consumer Staples	1.6
Energy	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.5
China - 1.4
Taiwan - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.4
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	5.6
Vistra Corp	4.8
NVIDIA Corp	4.5
Apollo Global Management Inc	3.9
Arthur J Gallagher & Co	3.3
Constellation Energy Corp	2.6
Amazon.com Inc	2.5
Microsoft Corp	2.4
Alphabet Inc Class A	2.3
Comfort Systems USA Inc	2.2
34.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918406.100    7808-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity® Blue Chip Growth Fund : FBGRX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth Fund	$ 29	0.54%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.0
Consumer Discretionary	22.2
Communication Services	18.2
Health Care	5.8
Financials	4.6
Industrials	4.4
Consumer Staples	1.0
Materials	0.8
Real Estate	0.4
Energy	0.4
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.6
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
China - 1.5
Taiwan - 0.9
India - 0.9
Canada - 0.6
Switzerland - 0.2
Finland - 0.2
United Kingdom - 0.2
Israel - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.6
Apple Inc	10.2
Amazon.com Inc	9.5
Alphabet Inc Class A	7.7
Microsoft Corp	6.5
Meta Platforms Inc Class A	4.9
Marvell Technology Inc	3.3
Netflix Inc	2.7
Eli Lilly & Co	2.4
Tesla Inc	1.8
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915234.100    312-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® OTC Portfolio Fidelity® OTC Portfolio : FOCPX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC Portfolio	$ 37	0.69%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.0
Communication Services	21.7
Consumer Discretionary	12.2
Health Care	7.3
Industrials	3.1
Consumer Staples	2.3
Financials	1.9
Energy	1.2
Utilities	0.9
Real Estate	0.3
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Domestic Equity Funds - 1.6
Preferred Stocks - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 3.1
Netherlands - 1.1
China - 0.6
United Kingdom - 0.4
Brazil - 0.3
Canada - 0.2
Ireland - 0.1
Korea (South) - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.8
NVIDIA Corp	10.5
Amazon.com Inc	9.0
Alphabet Inc Class A	8.0
Microsoft Corp	7.4
Meta Platforms Inc Class A	4.8
Marvell Technology Inc	4.0
Alphabet Inc Class C	3.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.1
Netflix Inc	2.9
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915185.100    93-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class C : FLEMX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 51	1.74%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.2
Financials	17.0
Industrials	16.9
Consumer Discretionary	14.0
Communication Services	10.7
Utilities	8.3
Materials	3.8
Health Care	2.1
Consumer Staples	1.6
Energy	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.5
China - 1.4
Taiwan - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.4
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	5.6
Vistra Corp	4.8
NVIDIA Corp	4.5
Apollo Global Management Inc	3.9
Arthur J Gallagher & Co	3.3
Constellation Energy Corp	2.6
Amazon.com Inc	2.5
Microsoft Corp	2.4
Alphabet Inc Class A	2.3
Comfort Systems USA Inc	2.2
34.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918400.100    7806-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class I : FOTHX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 25	0.75%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.0
Communication Services	21.7
Consumer Discretionary	12.2
Health Care	7.3
Industrials	3.1
Consumer Staples	2.3
Financials	1.9
Energy	1.2
Utilities	0.9
Real Estate	0.3
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Domestic Equity Funds - 1.6
Preferred Stocks - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 3.1
Netherlands - 1.1
China - 0.6
United Kingdom - 0.4
Brazil - 0.3
Canada - 0.2
Ireland - 0.1
Korea (South) - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.8
NVIDIA Corp	10.5
Amazon.com Inc	9.0
Alphabet Inc Class A	8.0
Microsoft Corp	7.4
Meta Platforms Inc Class A	4.8
Marvell Technology Inc	4.0
Alphabet Inc Class C	3.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.1
Netflix Inc	2.9
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918495.100    7817-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class C : FCCGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.92%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	24.9
Industrials	21.3
Information Technology	19.9
Consumer Discretionary	11.8
Financials	9.4
Materials	4.3
Consumer Staples	2.8
Energy	1.8
Communication Services	1.7
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 1.3
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Israel - 2.9
Canada - 1.4
United Kingdom - 0.8
Thailand - 0.7
Japan - 0.6
Netherlands - 0.4
Italy - 0.4
Sweden - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
Wix.com Ltd	1.4
ExlService Holdings Inc	1.3
Carpenter Technology Corp	1.2
OSI Systems Inc	1.2
Boot Barn Holdings Inc	1.2
BrightSpring Health Services Inc	1.1
Applied Industrial Technologies Inc	1.1
HealthEquity Inc	1.0
Brinker International Inc	1.0
FTAI Aviation Ltd	1.0
11.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915262.100    1379-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class M : FRIQX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.95%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.4
AA - 1.7
A - 5.0
BBB - 20.8
BB - 10.9
B - 4.4
CCC,CC,C - 2.3
Not Rated - 12.9
Equities - 36.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 32.2
CMOs and Other Mortgage Related Securities - 22.8
Common Stocks - 21.9
Preferred Stocks - 14.9
Asset-Backed Securities - 2.2
Bank Loan Obligations - 2.1
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.9
Prologis Inc	1.9
American Tower Corp	1.9
Crown Castle Inc	1.8
American Homes 4 Rent LP	1.7
Equinix Inc	1.7
Equity LifeStyle Properties Inc	1.6
Sun Communities Operating LP	1.4
Invitation Homes Operating Partnership LP	1.3
Welltower Inc	1.3
17.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915276.100    2225-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® OTC Portfolio Fidelity® OTC Portfolio Class K : FOCKX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.62%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.0
Communication Services	21.7
Consumer Discretionary	12.2
Health Care	7.3
Industrials	3.1
Consumer Staples	2.3
Financials	1.9
Energy	1.2
Utilities	0.9
Real Estate	0.3
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Domestic Equity Funds - 1.6
Preferred Stocks - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 3.1
Netherlands - 1.1
China - 0.6
United Kingdom - 0.4
Brazil - 0.3
Canada - 0.2
Ireland - 0.1
Korea (South) - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.8
NVIDIA Corp	10.5
Amazon.com Inc	9.0
Alphabet Inc Class A	8.0
Microsoft Corp	7.4
Meta Platforms Inc Class A	4.8
Marvell Technology Inc	4.0
Alphabet Inc Class C	3.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.1
Netflix Inc	2.9
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915184.100    2098-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Dividend Growth Fund Fidelity® Dividend Growth Fund Class K : FDGKX

This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.63%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,841,859,516
Number of Holdings	123
Portfolio Turnover	87%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.0
Industrials	16.7
Financials	16.4
Communication Services	14.1
Energy	11.2
Health Care	5.5
Consumer Discretionary	3.0
Utilities	2.6
Consumer Staples	2.2
Materials	1.0
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 2.7
Taiwan - 1.9
United Kingdom - 1.5
Netherlands - 0.8
India - 0.7
Korea (South) - 0.6
Zambia - 0.5
Norway - 0.5
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	6.9
Microsoft Corp	6.1
Meta Platforms Inc Class A	5.2
NVIDIA Corp	5.1
Broadcom Inc	3.4
Allison Transmission Holdings Inc	2.8
Boeing Co	2.8
Marvell Technology Inc	2.7
Wells Fargo & Co	2.5
Bank of America Corp	2.3
39.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915240.100    2083-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class M : FBCEX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 39	1.16%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.0
Consumer Discretionary	22.2
Communication Services	18.2
Health Care	5.8
Financials	4.6
Industrials	4.4
Consumer Staples	1.0
Materials	0.8
Real Estate	0.4
Energy	0.4
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.6
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
China - 1.5
Taiwan - 0.9
India - 0.9
Canada - 0.6
Switzerland - 0.2
Finland - 0.2
United Kingdom - 0.2
Israel - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.6
Apple Inc	10.2
Amazon.com Inc	9.5
Alphabet Inc Class A	7.7
Microsoft Corp	6.5
Meta Platforms Inc Class A	4.9
Marvell Technology Inc	3.3
Netflix Inc	2.7
Eli Lilly & Co	2.4
Tesla Inc	1.8
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918463.100    7820-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class A : FCAGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.17%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	24.9
Industrials	21.3
Information Technology	19.9
Consumer Discretionary	11.8
Financials	9.4
Materials	4.3
Consumer Staples	2.8
Energy	1.8
Communication Services	1.7
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 1.3
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Israel - 2.9
Canada - 1.4
United Kingdom - 0.8
Thailand - 0.7
Japan - 0.6
Netherlands - 0.4
Italy - 0.4
Sweden - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
Wix.com Ltd	1.4
ExlService Holdings Inc	1.3
Carpenter Technology Corp	1.2
OSI Systems Inc	1.2
Boot Barn Holdings Inc	1.2
BrightSpring Health Services Inc	1.1
Applied Industrial Technologies Inc	1.1
HealthEquity Inc	1.0
Brinker International Inc	1.0
FTAI Aviation Ltd	1.0
11.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915261.100    1377-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class M : FOTEX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 43	1.28%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.0
Communication Services	21.7
Consumer Discretionary	12.2
Health Care	7.3
Industrials	3.1
Consumer Staples	2.3
Financials	1.9
Energy	1.2
Utilities	0.9
Real Estate	0.3
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Domestic Equity Funds - 1.6
Preferred Stocks - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 3.1
Netherlands - 1.1
China - 0.6
United Kingdom - 0.4
Brazil - 0.3
Canada - 0.2
Ireland - 0.1
Korea (South) - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.8
NVIDIA Corp	10.5
Amazon.com Inc	9.0
Alphabet Inc Class A	8.0
Microsoft Corp	7.4
Meta Platforms Inc Class A	4.8
Marvell Technology Inc	4.0
Alphabet Inc Class C	3.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.1
Netflix Inc	2.9
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918493.100    7815-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class C : FBCHX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 57	1.70%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.0
Consumer Discretionary	22.2
Communication Services	18.2
Health Care	5.8
Financials	4.6
Industrials	4.4
Consumer Staples	1.0
Materials	0.8
Real Estate	0.4
Energy	0.4
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.6
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
China - 1.5
Taiwan - 0.9
India - 0.9
Canada - 0.6
Switzerland - 0.2
Finland - 0.2
United Kingdom - 0.2
Israel - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.6
Apple Inc	10.2
Amazon.com Inc	9.5
Alphabet Inc Class A	7.7
Microsoft Corp	6.5
Meta Platforms Inc Class A	4.9
Marvell Technology Inc	3.3
Netflix Inc	2.7
Eli Lilly & Co	2.4
Tesla Inc	1.8
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918461.100    7821-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Growth K6 Fund Fidelity® Small Cap Growth K6 Fund : FOCSX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth K6 Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth K6 Fund	$ 31	0.60%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,844,012,992
Number of Holdings	297
Portfolio Turnover	69%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	23.0
Industrials	20.7
Information Technology	19.2
Consumer Discretionary	11.3
Financials	8.5
Materials	4.2
Consumer Staples	2.8
Energy	1.6
Real Estate	1.6
Communication Services	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.7
Domestic Equity Funds - 4.0
Preferred Stocks - 0.6
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.1
Israel - 2.8
Canada - 1.4
United Kingdom - 0.7
Thailand - 0.7
Japan - 0.6
Netherlands - 0.4
Italy - 0.4
Sweden - 0.4
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
iShares Russell 2000 Growth ETF	4.0
Wix.com Ltd	1.3
Carpenter Technology Corp	1.3
OSI Systems Inc	1.3
ExlService Holdings Inc	1.2
GEO Group Inc/The	1.2
Applied Industrial Technologies Inc	1.1
Brinker International Inc	1.1
BrightSpring Health Services Inc	1.1
HealthEquity Inc	1.1
14.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915351.100    2957-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Growth Fund Fidelity® Small Cap Growth Fund : FCPGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Fund	$ 46	0.88%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	24.9
Industrials	21.3
Information Technology	19.9
Consumer Discretionary	11.8
Financials	9.4
Materials	4.3
Consumer Staples	2.8
Energy	1.8
Communication Services	1.7
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 1.3
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Israel - 2.9
Canada - 1.4
United Kingdom - 0.8
Thailand - 0.7
Japan - 0.6
Netherlands - 0.4
Italy - 0.4
Sweden - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
Wix.com Ltd	1.4
ExlService Holdings Inc	1.3
Carpenter Technology Corp	1.2
OSI Systems Inc	1.2
Boot Barn Holdings Inc	1.2
BrightSpring Health Services Inc	1.1
Applied Industrial Technologies Inc	1.1
HealthEquity Inc	1.0
Brinker International Inc	1.0
FTAI Aviation Ltd	1.0
11.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915265.100    1388-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Series Real Estate Income Fund Fidelity® Series Real Estate Income Fund : FSREX

This semi-annual shareholder report contains information about Fidelity® Series Real Estate Income Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Real Estate Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$266,660,114
Number of Holdings	293
Portfolio Turnover	11%
What did the Fund invest in?
(as of January 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.8
AA - 0.5
A - 9.8
BBB - 29.7
BB - 8.3
B - 5.8
CCC,CC,C - 5.9
Not Rated - 10.9
Equities - 23.1
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 47.0
Preferred Stocks - 23.1
CMOs and Other Mortgage Related Securities - 20.0
Bank Loan Obligations - 3.0
Asset-Backed Securities - 1.7
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
United Kingdom - 0.3
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	3.7
Prologis LP	3.1
Crown Castle Inc	3.1
MHP Commercial Mortgage Trust	2.6
American Homes 4 Rent LP	2.3
Simon Property Group LP	2.2
Extra Space Storage LP	2.1
Invitation Homes Operating Partnership LP	1.8
Equinix Inc	1.7
MPT Operating Partnership LP / MPT Finance Corp	1.6
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915315.100    2277-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Leveraged Company Stock Fund Fidelity® Leveraged Company Stock Fund : FLVCX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Leveraged Company Stock Fund	$ 37	0.69%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.2
Financials	17.0
Industrials	16.9
Consumer Discretionary	14.0
Communication Services	10.7
Utilities	8.3
Materials	3.8
Health Care	2.1
Consumer Staples	1.6
Energy	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.5
China - 1.4
Taiwan - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.4
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	5.6
Vistra Corp	4.8
NVIDIA Corp	4.5
Apollo Global Management Inc	3.9
Arthur J Gallagher & Co	3.3
Constellation Energy Corp	2.6
Amazon.com Inc	2.5
Microsoft Corp	2.4
Alphabet Inc Class A	2.3
Comfort Systems USA Inc	2.2
34.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915230.100    122-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class C : FCVCX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 99	1.95%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.9
Industrials	15.7
Real Estate	11.0
Health Care	10.6
Energy	8.9
Information Technology	8.7
Consumer Discretionary	5.4
Materials	4.8
Utilities	2.4
Consumer Staples	2.0
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Canada - 4.8
Bermuda - 1.3
Japan - 1.1
Netherlands - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eastern Bankshares Inc	3.0
Insight Enterprises Inc	2.9
Graphic Packaging Holding CO	2.4
Brookfield Infrastructure Corp (United States)	2.4
Old Republic International Corp	2.2
Primerica Inc	2.1
Synovus Financial Corp	2.1
SouthState Corp	1.8
Cadence Bank	1.8
CareTrust REIT Inc	1.8
22.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915268.100    1385-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class Z : FBCKX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 19	0.56%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.0
Consumer Discretionary	22.2
Communication Services	18.2
Health Care	5.8
Financials	4.6
Industrials	4.4
Consumer Staples	1.0
Materials	0.8
Real Estate	0.4
Energy	0.4
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.6
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
China - 1.5
Taiwan - 0.9
India - 0.9
Canada - 0.6
Switzerland - 0.2
Finland - 0.2
United Kingdom - 0.2
Israel - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.6
Apple Inc	10.2
Amazon.com Inc	9.5
Alphabet Inc Class A	7.7
Microsoft Corp	6.5
Meta Platforms Inc Class A	4.9
Marvell Technology Inc	3.3
Netflix Inc	2.7
Eli Lilly & Co	2.4
Tesla Inc	1.8
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918467.100    7823-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Dividend Growth Fund Fidelity® Dividend Growth Fund : FDGFX

This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend Growth Fund	$ 37	0.70%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,841,859,516
Number of Holdings	123
Portfolio Turnover	87%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.0
Industrials	16.7
Financials	16.4
Communication Services	14.1
Energy	11.2
Health Care	5.5
Consumer Discretionary	3.0
Utilities	2.6
Consumer Staples	2.2
Materials	1.0
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 2.7
Taiwan - 1.9
United Kingdom - 1.5
Netherlands - 0.8
India - 0.7
Korea (South) - 0.6
Zambia - 0.5
Norway - 0.5
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	6.9
Microsoft Corp	6.1
Meta Platforms Inc Class A	5.2
NVIDIA Corp	5.1
Broadcom Inc	3.4
Allison Transmission Holdings Inc	2.8
Boeing Co	2.8
Marvell Technology Inc	2.7
Wells Fargo & Co	2.5
Bank of America Corp	2.3
39.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915241.100    330-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class A : FOTDX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 35	1.04%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.0
Communication Services	21.7
Consumer Discretionary	12.2
Health Care	7.3
Industrials	3.1
Consumer Staples	2.3
Financials	1.9
Energy	1.2
Utilities	0.9
Real Estate	0.3
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Domestic Equity Funds - 1.6
Preferred Stocks - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 3.1
Netherlands - 1.1
China - 0.6
United Kingdom - 0.4
Brazil - 0.3
Canada - 0.2
Ireland - 0.1
Korea (South) - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.8
NVIDIA Corp	10.5
Amazon.com Inc	9.0
Alphabet Inc Class A	8.0
Microsoft Corp	7.4
Meta Platforms Inc Class A	4.8
Marvell Technology Inc	4.0
Alphabet Inc Class C	3.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.1
Netflix Inc	2.9
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918489.100    7814-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class Z : FOTJX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 22	0.67%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.0
Communication Services	21.7
Consumer Discretionary	12.2
Health Care	7.3
Industrials	3.1
Consumer Staples	2.3
Financials	1.9
Energy	1.2
Utilities	0.9
Real Estate	0.3
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Domestic Equity Funds - 1.6
Preferred Stocks - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 3.1
Netherlands - 1.1
China - 0.6
United Kingdom - 0.4
Brazil - 0.3
Canada - 0.2
Ireland - 0.1
Korea (South) - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.8
NVIDIA Corp	10.5
Amazon.com Inc	9.0
Alphabet Inc Class A	8.0
Microsoft Corp	7.4
Meta Platforms Inc Class A	4.8
Marvell Technology Inc	4.0
Alphabet Inc Class C	3.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.1
Netflix Inc	2.9
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918497.100    7818-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Leveraged Company Stock Fund Fidelity® Leveraged Company Stock Fund Class K : FLCKX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.61%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.2
Financials	17.0
Industrials	16.9
Consumer Discretionary	14.0
Communication Services	10.7
Utilities	8.3
Materials	3.8
Health Care	2.1
Consumer Staples	1.6
Energy	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.5
China - 1.4
Taiwan - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.4
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	5.6
Vistra Corp	4.8
NVIDIA Corp	4.5
Apollo Global Management Inc	3.9
Arthur J Gallagher & Co	3.3
Constellation Energy Corp	2.6
Amazon.com Inc	2.5
Microsoft Corp	2.4
Alphabet Inc Class A	2.3
Comfort Systems USA Inc	2.2
34.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915231.100    2094-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Blue Chip Value Fund Fidelity® Blue Chip Value Fund : FBCVX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value Fund	$ 32	0.64%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$645,292,820
Number of Holdings	38
Portfolio Turnover	42%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.6
Health Care	20.2
Industrials	13.8
Energy	10.1
Information Technology	6.0
Communication Services	5.9
Consumer Staples	5.7
Utilities	5.6
Materials	3.3
Consumer Discretionary	3.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Preferred Stocks - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
United Kingdom - 4.7
Canada - 3.7
Korea (South) - 2.9

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	6.1
Cigna Group/The	6.0
Centene Corp	5.5
JPMorgan Chase & Co	5.0
Bank of America Corp	4.8
Shell PLC ADR	4.8
Deere & Co	4.0
Exxon Mobil Corp	3.7
The Travelers Companies, Inc.	3.7
Chubb Ltd	3.5
47.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915254.100    1271-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class Z : FIDGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.80%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	24.9
Industrials	21.3
Information Technology	19.9
Consumer Discretionary	11.8
Financials	9.4
Materials	4.3
Consumer Staples	2.8
Energy	1.8
Communication Services	1.7
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 1.3
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Israel - 2.9
Canada - 1.4
United Kingdom - 0.8
Thailand - 0.7
Japan - 0.6
Netherlands - 0.4
Italy - 0.4
Sweden - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
Wix.com Ltd	1.4
ExlService Holdings Inc	1.3
Carpenter Technology Corp	1.2
OSI Systems Inc	1.2
Boot Barn Holdings Inc	1.2
BrightSpring Health Services Inc	1.1
Applied Industrial Technologies Inc	1.1
HealthEquity Inc	1.0
Brinker International Inc	1.0
FTAI Aviation Ltd	1.0
11.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915266.100    2891-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class A : FRINX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.95%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.4
AA - 1.7
A - 5.0
BBB - 20.8
BB - 10.9
B - 4.4
CCC,CC,C - 2.3
Not Rated - 12.9
Equities - 36.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 32.2
CMOs and Other Mortgage Related Securities - 22.8
Common Stocks - 21.9
Preferred Stocks - 14.9
Asset-Backed Securities - 2.2
Bank Loan Obligations - 2.1
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.9
Prologis Inc	1.9
American Tower Corp	1.9
Crown Castle Inc	1.8
American Homes 4 Rent LP	1.7
Equinix Inc	1.7
Equity LifeStyle Properties Inc	1.6
Sun Communities Operating LP	1.4
Invitation Homes Operating Partnership LP	1.3
Welltower Inc	1.3
17.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915274.100    2221-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class Z : FIKNX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.84%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.9
Industrials	15.7
Real Estate	11.0
Health Care	10.6
Energy	8.9
Information Technology	8.7
Consumer Discretionary	5.4
Materials	4.8
Utilities	2.4
Consumer Staples	2.0
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Canada - 4.8
Bermuda - 1.3
Japan - 1.1
Netherlands - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eastern Bankshares Inc	3.0
Insight Enterprises Inc	2.9
Graphic Packaging Holding CO	2.4
Brookfield Infrastructure Corp (United States)	2.4
Old Republic International Corp	2.2
Primerica Inc	2.1
Synovus Financial Corp	2.1
SouthState Corp	1.8
Cadence Bank	1.8
CareTrust REIT Inc	1.8
22.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915272.100    3303-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class I : FCVIX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.95%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.9
Industrials	15.7
Real Estate	11.0
Health Care	10.6
Energy	8.9
Information Technology	8.7
Consumer Discretionary	5.4
Materials	4.8
Utilities	2.4
Consumer Staples	2.0
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Canada - 4.8
Bermuda - 1.3
Japan - 1.1
Netherlands - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eastern Bankshares Inc	3.0
Insight Enterprises Inc	2.9
Graphic Packaging Holding CO	2.4
Brookfield Infrastructure Corp (United States)	2.4
Old Republic International Corp	2.2
Primerica Inc	2.1
Synovus Financial Corp	2.1
SouthState Corp	1.8
Cadence Bank	1.8
CareTrust REIT Inc	1.8
22.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915270.100    1387-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class A : FLEJX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 29	0.98%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.2
Financials	17.0
Industrials	16.9
Consumer Discretionary	14.0
Communication Services	10.7
Utilities	8.3
Materials	3.8
Health Care	2.1
Consumer Staples	1.6
Energy	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.5
China - 1.4
Taiwan - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.4
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	5.6
Vistra Corp	4.8
NVIDIA Corp	4.5
Apollo Global Management Inc	3.9
Arthur J Gallagher & Co	3.3
Constellation Energy Corp	2.6
Amazon.com Inc	2.5
Microsoft Corp	2.4
Alphabet Inc Class A	2.3
Comfort Systems USA Inc	2.2
34.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918398.100    7776-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class I : FBCJX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 23	0.68%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.0
Consumer Discretionary	22.2
Communication Services	18.2
Health Care	5.8
Financials	4.6
Industrials	4.4
Consumer Staples	1.0
Materials	0.8
Real Estate	0.4
Energy	0.4
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.6
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
China - 1.5
Taiwan - 0.9
India - 0.9
Canada - 0.6
Switzerland - 0.2
Finland - 0.2
United Kingdom - 0.2
Israel - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.6
Apple Inc	10.2
Amazon.com Inc	9.5
Alphabet Inc Class A	7.7
Microsoft Corp	6.5
Meta Platforms Inc Class A	4.9
Marvell Technology Inc	3.3
Netflix Inc	2.7
Eli Lilly & Co	2.4
Tesla Inc	1.8
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918465.100    7822-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class M : FLELX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 36	1.23%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.2
Financials	17.0
Industrials	16.9
Consumer Discretionary	14.0
Communication Services	10.7
Utilities	8.3
Materials	3.8
Health Care	2.1
Consumer Staples	1.6
Energy	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.5
China - 1.4
Taiwan - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.4
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	5.6
Vistra Corp	4.8
NVIDIA Corp	4.5
Apollo Global Management Inc	3.9
Arthur J Gallagher & Co	3.3
Constellation Energy Corp	2.6
Amazon.com Inc	2.5
Microsoft Corp	2.4
Alphabet Inc Class A	2.3
Comfort Systems USA Inc	2.2
34.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918402.100    7805-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Real Estate Income Fund Fidelity® Real Estate Income Fund : FRIFX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Income Fund	$ 34	0.66%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.4
AA - 1.7
A - 5.0
BBB - 20.8
BB - 10.9
B - 4.4
CCC,CC,C - 2.3
Not Rated - 12.9
Equities - 36.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 32.2
CMOs and Other Mortgage Related Securities - 22.8
Common Stocks - 21.9
Preferred Stocks - 14.9
Asset-Backed Securities - 2.2
Bank Loan Obligations - 2.1
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.9
Prologis Inc	1.9
American Tower Corp	1.9
Crown Castle Inc	1.8
American Homes 4 Rent LP	1.7
Equinix Inc	1.7
Equity LifeStyle Properties Inc	1.6
Sun Communities Operating LP	1.4
Invitation Homes Operating Partnership LP	1.3
Welltower Inc	1.3
17.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915279.100    833-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class M : FCTGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.42%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	24.9
Industrials	21.3
Information Technology	19.9
Consumer Discretionary	11.8
Financials	9.4
Materials	4.3
Consumer Staples	2.8
Energy	1.8
Communication Services	1.7
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 1.3
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Israel - 2.9
Canada - 1.4
United Kingdom - 0.8
Thailand - 0.7
Japan - 0.6
Netherlands - 0.4
Italy - 0.4
Sweden - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
Wix.com Ltd	1.4
ExlService Holdings Inc	1.3
Carpenter Technology Corp	1.2
OSI Systems Inc	1.2
Boot Barn Holdings Inc	1.2
BrightSpring Health Services Inc	1.1
Applied Industrial Technologies Inc	1.1
HealthEquity Inc	1.0
Brinker International Inc	1.0
FTAI Aviation Ltd	1.0
11.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915263.100    1381-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class A : FBCCX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 31	0.92%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.0
Consumer Discretionary	22.2
Communication Services	18.2
Health Care	5.8
Financials	4.6
Industrials	4.4
Consumer Staples	1.0
Materials	0.8
Real Estate	0.4
Energy	0.4
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.6
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
China - 1.5
Taiwan - 0.9
India - 0.9
Canada - 0.6
Switzerland - 0.2
Finland - 0.2
United Kingdom - 0.2
Israel - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.6
Apple Inc	10.2
Amazon.com Inc	9.5
Alphabet Inc Class A	7.7
Microsoft Corp	6.5
Meta Platforms Inc Class A	4.9
Marvell Technology Inc	3.3
Netflix Inc	2.7
Eli Lilly & Co	2.4
Tesla Inc	1.8
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918459.100    7819-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class Z : FIKMX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.57%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.4
AA - 1.7
A - 5.0
BBB - 20.8
BB - 10.9
B - 4.4
CCC,CC,C - 2.3
Not Rated - 12.9
Equities - 36.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 32.2
CMOs and Other Mortgage Related Securities - 22.8
Common Stocks - 21.9
Preferred Stocks - 14.9
Asset-Backed Securities - 2.2
Bank Loan Obligations - 2.1
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.9
Prologis Inc	1.9
American Tower Corp	1.9
Crown Castle Inc	1.8
American Homes 4 Rent LP	1.7
Equinix Inc	1.7
Equity LifeStyle Properties Inc	1.6
Sun Communities Operating LP	1.4
Invitation Homes Operating Partnership LP	1.3
Welltower Inc	1.3
17.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915278.100    3302-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class M : FCVTX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.45%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.9
Industrials	15.7
Real Estate	11.0
Health Care	10.6
Energy	8.9
Information Technology	8.7
Consumer Discretionary	5.4
Materials	4.8
Utilities	2.4
Consumer Staples	2.0
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Canada - 4.8
Bermuda - 1.3
Japan - 1.1
Netherlands - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eastern Bankshares Inc	3.0
Insight Enterprises Inc	2.9
Graphic Packaging Holding CO	2.4
Brookfield Infrastructure Corp (United States)	2.4
Old Republic International Corp	2.2
Primerica Inc	2.1
Synovus Financial Corp	2.1
SouthState Corp	1.8
Cadence Bank	1.8
CareTrust REIT Inc	1.8
22.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915269.100    1386-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Blue Chip Growth K6 Fund Fidelity® Blue Chip Growth K6 Fund : FBCGX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth K6 Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth K6 Fund	$ 25	0.45%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$17,621,832,858
Number of Holdings	395
Portfolio Turnover	30%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.7
Consumer Discretionary	19.6
Communication Services	17.7
Health Care	7.0
Financials	5.3
Industrials	4.8
Consumer Staples	2.0
Materials	1.0
Real Estate	0.4
Energy	0.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Preferred Stocks - 1.2
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
China - 1.5
Taiwan - 1.2
India - 0.7
Canada - 0.6
Finland - 0.2
United Kingdom - 0.2
Switzerland - 0.2
Germany - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.0
Meta Platforms Inc Class A	6.3
Amazon.com Inc	6.0
Alphabet Inc Class A	5.9
Apple Inc	5.4
Microsoft Corp	4.9
Marvell Technology Inc	3.4
Netflix Inc	2.8
Broadcom Inc	2.8
Eli Lilly & Co	2.6
52.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915349.100    2945-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class I : FCIGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.92%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	24.9
Industrials	21.3
Information Technology	19.9
Consumer Discretionary	11.8
Financials	9.4
Materials	4.3
Consumer Staples	2.8
Energy	1.8
Communication Services	1.7
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 1.3
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Israel - 2.9
Canada - 1.4
United Kingdom - 0.8
Thailand - 0.7
Japan - 0.6
Netherlands - 0.4
Italy - 0.4
Sweden - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
Wix.com Ltd	1.4
ExlService Holdings Inc	1.3
Carpenter Technology Corp	1.2
OSI Systems Inc	1.2
Boot Barn Holdings Inc	1.2
BrightSpring Health Services Inc	1.1
Applied Industrial Technologies Inc	1.1
HealthEquity Inc	1.0
Brinker International Inc	1.0
FTAI Aviation Ltd	1.0
11.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915264.100    1382-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® OTC K6 Portfolio Fidelity® OTC K6 Portfolio : FOKFX

This semi-annual shareholder report contains information about Fidelity® OTC K6 Portfolio for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC K6 Portfolio	$ 27	0.50%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$2,902,477,823
Number of Holdings	150
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.7
Communication Services	20.4
Consumer Discretionary	12.5
Health Care	7.4
Consumer Staples	2.3
Financials	2.0
Energy	1.2
Industrials	1.1
Utilities	0.9
Real Estate	0.3
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.6
Domestic Equity Funds - 4.7
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.1
Taiwan - 3.0
Netherlands - 1.2
China - 0.5
United Kingdom - 0.4
Brazil - 0.3
Canada - 0.2
Ireland - 0.1
Korea (South) - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.8
NVIDIA Corp	10.1
Amazon.com Inc	9.2
Alphabet Inc Class A	8.1
Microsoft Corp	7.6
Meta Platforms Inc Class A	4.8
Invesco QQQ Trust ETF	4.7
Marvell Technology Inc	3.9
Alphabet Inc Class C	3.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.0
66.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915355.100    3407-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class I : FRIRX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.70%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.4
AA - 1.7
A - 5.0
BBB - 20.8
BB - 10.9
B - 4.4
CCC,CC,C - 2.3
Not Rated - 12.9
Equities - 36.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 32.2
CMOs and Other Mortgage Related Securities - 22.8
Common Stocks - 21.9
Preferred Stocks - 14.9
Asset-Backed Securities - 2.2
Bank Loan Obligations - 2.1
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.9
Prologis Inc	1.9
American Tower Corp	1.9
Crown Castle Inc	1.8
American Homes 4 Rent LP	1.7
Equinix Inc	1.7
Equity LifeStyle Properties Inc	1.6
Sun Communities Operating LP	1.4
Invitation Homes Operating Partnership LP	1.3
Welltower Inc	1.3
17.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915277.100    2227-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class C : FRIOX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.70%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.4
AA - 1.7
A - 5.0
BBB - 20.8
BB - 10.9
B - 4.4
CCC,CC,C - 2.3
Not Rated - 12.9
Equities - 36.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 32.2
CMOs and Other Mortgage Related Securities - 22.8
Common Stocks - 21.9
Preferred Stocks - 14.9
Asset-Backed Securities - 2.2
Bank Loan Obligations - 2.1
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.9
Prologis Inc	1.9
American Tower Corp	1.9
Crown Castle Inc	1.8
American Homes 4 Rent LP	1.7
Equinix Inc	1.7
Equity LifeStyle Properties Inc	1.6
Sun Communities Operating LP	1.4
Invitation Homes Operating Partnership LP	1.3
Welltower Inc	1.3
17.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915275.100    2224-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Growth & Income Portfolio Fidelity® Growth & Income Portfolio Class K : FGIKX

This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 24	0.46%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$11,417,634,941
Number of Holdings	179
Portfolio Turnover	14%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.9
Financials	21.0
Industrials	17.1
Health Care	11.2
Energy	8.8
Consumer Staples	5.6
Communication Services	4.8
Utilities	2.3
Consumer Discretionary	2.0
Real Estate	1.2
Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Preferred Stocks - 0.9
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 1.7
Germany - 1.5
United Kingdom - 1.2
Netherlands - 1.0
Belgium - 0.9
France - 0.8
Zambia - 0.7
Taiwan - 0.7
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.0
Wells Fargo & Co	7.0
Exxon Mobil Corp	5.5
GE Aerospace	5.2
NVIDIA Corp	3.5
Bank of America Corp	3.0
Apple Inc	2.8
GE Vernova Inc	2.5
Visa Inc Class A	2.2
UnitedHealth Group Inc	1.9
40.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915186.100    2089-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class C : FOTGX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 58	1.75%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.0
Communication Services	21.7
Consumer Discretionary	12.2
Health Care	7.3
Industrials	3.1
Consumer Staples	2.3
Financials	1.9
Energy	1.2
Utilities	0.9
Real Estate	0.3
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Domestic Equity Funds - 1.6
Preferred Stocks - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 3.1
Netherlands - 1.1
China - 0.6
United Kingdom - 0.4
Brazil - 0.3
Canada - 0.2
Ireland - 0.1
Korea (South) - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.8
NVIDIA Corp	10.5
Amazon.com Inc	9.0
Alphabet Inc Class A	8.0
Microsoft Corp	7.4
Meta Platforms Inc Class A	4.8
Marvell Technology Inc	4.0
Alphabet Inc Class C	3.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.1
Netflix Inc	2.9
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918491.100    7816-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class I : FLENX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 22	0.73%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.2
Financials	17.0
Industrials	16.9
Consumer Discretionary	14.0
Communication Services	10.7
Utilities	8.3
Materials	3.8
Health Care	2.1
Consumer Staples	1.6
Energy	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.5
China - 1.4
Taiwan - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.4
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	5.6
Vistra Corp	4.8
NVIDIA Corp	4.5
Apollo Global Management Inc	3.9
Arthur J Gallagher & Co	3.3
Constellation Energy Corp	2.6
Amazon.com Inc	2.5
Microsoft Corp	2.4
Alphabet Inc Class A	2.3
Comfort Systems USA Inc	2.2
34.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918404.100    7807-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Series Small Cap Opportunities Fund Fidelity® Series Small Cap Opportunities Fund : FSOPX

This semi-annual shareholder report contains information about Fidelity® Series Small Cap Opportunities Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,569,646,013
Number of Holdings	222
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.0
Financials	17.6
Health Care	16.3
Information Technology	14.8
Consumer Discretionary	11.1
Energy	5.3
Materials	5.2
Real Estate	4.5
Consumer Staples	3.9
Utilities	2.2
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.5
Canada - 3.8
United Kingdom - 1.6
Israel - 1.2
Puerto Rico - 1.0
Thailand - 0.9
Netherlands - 0.7
Japan - 0.5
India - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Synovus Financial Corp	1.4
IES Holdings Inc	1.3
Academy Sports & Outdoors Inc	1.2
Insight Enterprises Inc	1.1
Primerica Inc	1.1
Rush Enterprises Inc Class A	1.1
FirstCash Holdings Inc	1.1
Advanced Energy Industries Inc	1.1
Liberty Energy Inc Class A	1.1
Murphy USA Inc	1.0
11.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915273.100    1799-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class A : FCVAX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.20%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.9
Industrials	15.7
Real Estate	11.0
Health Care	10.6
Energy	8.9
Information Technology	8.7
Consumer Discretionary	5.4
Materials	4.8
Utilities	2.4
Consumer Staples	2.0
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Canada - 4.8
Bermuda - 1.3
Japan - 1.1
Netherlands - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eastern Bankshares Inc	3.0
Insight Enterprises Inc	2.9
Graphic Packaging Holding CO	2.4
Brookfield Infrastructure Corp (United States)	2.4
Old Republic International Corp	2.2
Primerica Inc	2.1
Synovus Financial Corp	2.1
SouthState Corp	1.8
Cadence Bank	1.8
CareTrust REIT Inc	1.8
22.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915267.100    1383-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity® Blue Chip Growth Fund Class K : FBGKX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 26	0.47%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.0
Consumer Discretionary	22.2
Communication Services	18.2
Health Care	5.8
Financials	4.6
Industrials	4.4
Consumer Staples	1.0
Materials	0.8
Real Estate	0.4
Energy	0.4
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.6
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
China - 1.5
Taiwan - 0.9
India - 0.9
Canada - 0.6
Switzerland - 0.2
Finland - 0.2
United Kingdom - 0.2
Israel - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.6
Apple Inc	10.2
Amazon.com Inc	9.5
Alphabet Inc Class A	7.7
Microsoft Corp	6.5
Meta Platforms Inc Class A	4.9
Marvell Technology Inc	3.3
Netflix Inc	2.7
Eli Lilly & Co	2.4
Tesla Inc	1.8
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915233.100    2078-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small Cap Value Fund Fidelity® Small Cap Value Fund : FCPVX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Fund	$ 47	0.91%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.9
Industrials	15.7
Real Estate	11.0
Health Care	10.6
Energy	8.9
Information Technology	8.7
Consumer Discretionary	5.4
Materials	4.8
Utilities	2.4
Consumer Staples	2.0
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Canada - 4.8
Bermuda - 1.3
Japan - 1.1
Netherlands - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eastern Bankshares Inc	3.0
Insight Enterprises Inc	2.9
Graphic Packaging Holding CO	2.4
Brookfield Infrastructure Corp (United States)	2.4
Old Republic International Corp	2.2
Primerica Inc	2.1
Synovus Financial Corp	2.1
SouthState Corp	1.8
Cadence Bank	1.8
CareTrust REIT Inc	1.8
22.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915271.100    1389-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Series Blue Chip Growth Fund Fidelity® Series Blue Chip Growth Fund : FSBDX

This semi-annual shareholder report contains information about Fidelity® Series Blue Chip Growth Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Blue Chip Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$12,230,262,168
Number of Holdings	354
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	41.8
Consumer Discretionary	21.5
Communication Services	18.7
Health Care	5.6
Industrials	4.5
Financials	4.4
Consumer Staples	1.0
Materials	0.7
Real Estate	0.4
Energy	0.2
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 1.8
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.0
China - 1.5
Taiwan - 0.8
Canada - 0.6
India - 0.6
United Kingdom - 0.2
Finland - 0.2
Switzerland - 0.2
Germany - 0.2
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.2
Apple Inc	9.9
Amazon.com Inc	9.0
Alphabet Inc Class A	8.3
Microsoft Corp	6.3
Meta Platforms Inc Class A	4.9
Marvell Technology Inc	3.8
Netflix Inc	2.6
Eli Lilly & Co	2.1
Tesla Inc	1.8
59.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915329.100    2611-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Growth & Income Portfolio Fidelity® Growth & Income Portfolio : FGRIX

This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth & Income Portfolio	$ 28	0.53%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$11,417,634,941
Number of Holdings	179
Portfolio Turnover	14%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.9
Financials	21.0
Industrials	17.1
Health Care	11.2
Energy	8.8
Consumer Staples	5.6
Communication Services	4.8
Utilities	2.3
Consumer Discretionary	2.0
Real Estate	1.2
Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Preferred Stocks - 0.9
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 1.7
Germany - 1.5
United Kingdom - 1.2
Netherlands - 1.0
Belgium - 0.9
France - 0.8
Zambia - 0.7
Taiwan - 0.7
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.0
Wells Fargo & Co	7.0
Exxon Mobil Corp	5.5
GE Aerospace	5.2
NVIDIA Corp	3.5
Bank of America Corp	3.0
Apple Inc	2.8
GE Vernova Inc	2.5
Visa Inc Class A	2.2
UnitedHealth Group Inc	1.9
40.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915187.100    27-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Real Estate Income Fund

Semi-Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Real Estate Income Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 2.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 6.2207% 3/20/2050 (b)(c)(d)(e)	2,250,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	500,000	0
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		0
UNITED STATES - 2.2%
American Homes 4 Rent Series 2015-SFR2 Class E, 6.07% 10/17/2052 (b)	8,259,000	8,268,700
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(f)	4,400,032	44
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (b)	2,747,554	2,535,239
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	6,481,117	5,375,042
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	27,670,252	26,337,646
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (b)	9,808,503	8,672,483
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/2039 (b)	2,900,000	2,711,344
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-2A Class A2, 5.05% 9/15/2048 (b)	4,000,000	3,878,763
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (b)	4,479,000	4,351,382
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	10,151,000	9,949,599
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (b)	8,000,000	8,266,878
Tricon Amern Homes Trust Series 2018-SFR1 Class F, 4.96% 5/17/2037 (b)	8,282,000	8,248,175
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (b)	3,000,000	2,881,141
Tricon Residential Trust Series 2023-SFR1 Class D, 5.1% 7/17/2040 (b)	5,000,000	4,881,457
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (b)	2,000,000	2,040,506
Vantage Data Centers Issuer LLC Series 2024-1A Class A2, 5.1% 9/15/2054 (b)	8,000,000	7,866,392
TOTAL UNITED STATES		106,264,791
TOTAL ASSET-BACKED SECURITIES (Cost $111,455,523)		106,264,791

Bank Loan Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 7.837% 7/1/2031 (c)(d)(g)	1,431,413	1,437,381
Wireless Telecommunication Services - 0.6%
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.07% 1/27/2031 (c)(d)(g)	25,739,601	25,760,965
TOTAL COMMUNICATION SERVICES		27,198,346

Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5616% 2/6/2031 (c)(d)(g)	4,401,738	4,410,893
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 1/17/2031 (c)(d)(g)	3,970,000	3,974,327
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 8/2/2028 (c)(d)(g)	674,995	675,927
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0606% 11/8/2030 (c)(d)(g)	13,500,000	13,581,000
		22,642,147
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 12/31/2030 (c)(d)(g)	9,950,063	9,965,883
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2908% 10/30/2028 (c)(d)(g)	9,900,000	9,840,204
		19,806,087
Financials - 0.6%
Financial Services - 0.6%
Agellan Portfolio 9% 8/7/2025 (e)(g)	6,611,000	6,611,000
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3062% 1/9/2026 (c)(d)(e)(g)	23,154,831	22,344,412
		28,955,412
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 1/31/2030 (c)(d)(g)	2,284,275	2,296,655
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 1/31/2030 (c)(d)(g)	2,611,460	2,621,253
		4,917,908
TOTAL UNITED STATES		103,519,900
TOTAL BANK LOAN OBLIGATIONS (Cost $103,580,370)		103,519,900

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMICS Series 2002-W1 Class 3B3, 3.6798% 2/25/2042 (b)(d)(e)	19,005	8,253
Fannie Mae Guaranteed REMICS Series 2003-W10 Class 2B3, 3.9397% 6/25/2043 (b)(d)(e)	32,827	25,750
TOTAL UNITED STATES		34,003
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,495)		34,003

Commercial Mortgage Securities - 22.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.8%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8233% 7/15/2049 (d)	3,030,000	2,923,470
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (b)	11,374,393	5,054,194
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d)	2,000,000	971,842
BANK Series 2021-BN38 Class C, 3.2178% 12/15/2064 (d)	3,505,000	2,772,687
BANK Series 2022-BNK41 Class C, 3.7899% 4/15/2065 (d)	4,433,000	3,584,091
BANK Series 2022-BNK42 Class C, 4.7227% 6/15/2055 (d)	6,500,000	5,780,628
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	2,000,000	1,430,061
BANK Series 2022-BNK44 Class AS, 5.7443% 11/15/2055 (d)	5,000,000	5,080,164
BANK Series 2023-5YR3 Class AS, 7.3153% 9/15/2056 (d)	1,500,000	1,596,395
BANK Series 2023-5YR3 Class B, 7.3152% 9/15/2056 (d)	2,000,000	2,114,418
BANK Series 2023-5YR4 Class AS, 7.274% 12/15/2056 (d)	5,000,000	5,301,541
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,409,000	1,458,468
BANK Series 2023-BNK46 Class AS, 6.385% 8/15/2056	5,000,000	5,286,647
BBCMS Mortgage Trust Series 2020-C6 Class C, 3.045% 2/15/2053	1,129,000	901,904
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5935% 4/15/2053 (d)	2,067,000	1,679,067
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (d)	5,250,000	4,302,471
BBCMS Mortgage Trust Series 2022-C17 Class C, 5.45% 9/15/2055	2,000,000	1,853,809
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	2,000,000	1,412,132
BBCMS Mortgage Trust Series 2023-5C23 Class AS, 7.4547% 12/15/2056 (d)	2,500,000	2,669,334
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	14,250,000	14,590,256
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2968% 9/15/2056 (d)	7,000,000	7,357,836
BBCMS Mortgage Trust Series 2023-C21 Class B, 6.2967% 9/15/2056 (d)	7,000,000	7,167,708
BBCMS Mortgage Trust Series 2023-C22 Class AS, 7.1256% 11/15/2056 (d)	10,000,000	11,012,968
BBCMS Mortgage Trust Series 2023-C22 Class B, 7.1256% 11/15/2056 (d)	10,000,000	10,693,317
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (b)(d)	3,427,000	82,214
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (b)(d)	5,141,000	65,889
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (b)(d)	11,379,000	10,806,351
Benchmark Mortgage Trust Series 2021-B28 Class A5, 2.2237% 8/15/2054	500,000	417,340
Benchmark Mortgage Trust Series 2022-B35 Class C, 4.4435% 5/15/2055 (d)	7,000,000	5,477,976
Benchmark Mortgage Trust Series 2022-B36 Class C, 5.1188% 7/15/2055 (d)(e)	2,000,000	1,755,659
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	3,828,000	2,575,187
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	5,000,000	5,175,520
Benchmark Mortgage Trust Series 2023-B39 Class B, 6.192% 7/15/2056 (b)	5,000,000	5,072,781
Benchmark Mortgage Trust Series 2023-V3 Class AS, 7.0967% 7/15/2056	10,000,000	10,508,149
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.9971% 11/15/2041 (b)(c)(d)	7,035,000	7,065,778
BMO Mortgage Trust Series 2023-5C1 Class AS, 7.1176% 8/15/2056 (d)	3,500,000	3,687,433
BMO Mortgage Trust Series 2023-5C2 Class AS, 7.244% 11/15/2056 (d)	10,000,000	10,614,506
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	12,850,000	13,274,680
BMO Mortgage Trust Series 2023-C5 Class B, 6.4748% 6/15/2056 (d)	4,750,000	4,990,560
BMO Mortgage Trust Series 2023-C6 Class AS, 6.5504% 9/15/2056 (d)	5,000,000	5,286,035
BMO Mortgage Trust Series 2023-C7 Class AS, 6.6738% 12/15/2056 (d)	5,000,000	5,383,295
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	5,597,000	5,681,936
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (b)(d)	4,690,000	4,614,199
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	20,898,990	18,307,517
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.9942% 5/15/2034 (b)(c)(d)	1,974,013	1,981,415
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.9946% 3/15/2041 (b)(c)(d)	4,613,658	4,598,198
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.9523% 4/15/2034 (b)(c)(d)	5,181,000	4,999,845
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6395% 12/15/2038 (b)(c)(d)	7,136,722	7,116,650
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3666% 10/15/2036 (b)(c)(d)	17,232,000	16,993,837
BX Commercial Mortgage Trust Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.1715% 6/15/2038 (b)(c)(d)	16,662,402	16,526,294
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3728% 5/15/2038 (b)(c)(d)	11,185,300	11,149,393
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (b)(d)	6,547,000	6,650,813
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	22,521,000	20,359,720
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.1956% 7/15/2029 (b)(c)(d)	14,200,000	14,244,375
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2441% 7/15/2029 (b)(c)(d)	8,250,000	8,276,983
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7155% 11/15/2038 (b)(c)(d)	13,357,568	13,245,571
BX Trust Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8207% 9/15/2036 (b)(c)(d)	10,000,000	9,925,000
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2707% 9/15/2036 (b)(c)(d)	5,000,000	4,962,508
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0062% 1/15/2039 (b)(c)(d)	20,000,000	19,993,751
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6562% 1/15/2039 (b)(c)(d)	6,200,000	6,196,995
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5062% 1/15/2039 (b)(c)(d)	11,340,000	11,334,187
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6052% 1/15/2039 (b)(c)(d)	4,367,000	4,325,919
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.9949% 4/15/2041 (b)(c)(d)	15,215,093	15,159,752
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.2464% 11/15/2041 (b)(c)(d)	4,848,150	4,851,179
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.245% 11/15/2041 (b)(c)(d)	16,306,132	16,348,674
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.4459% 2/15/2039 (b)(c)(d)	9,720,094	9,744,394
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.4943% 2/15/2039 (b)(c)(d)	4,860,047	4,844,859
BX Trust Series 2025-DIME Class E, 7.159% 2/15/2030 (b)	15,000,000	15,000,000
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	5,754,000	4,101,921
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (b)(e)	3,353,000	707,540
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class E, 2.5% 6/15/2055 (b)	2,000,000	1,218,073
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class B, 6.3597% 7/10/2028 (b)(d)	5,000,000	5,134,648
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (b)(d)	5,500,000	5,588,707
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class B, 5.8524% 10/12/2040 (b)(d)	5,000,000	5,054,253
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (b)(d)	9,750,000	9,753,675
COMM Mortgage Trust Series 2012-CR1 Class D, 5.0962% 5/15/2045 (b)(d)	1,155,682	1,031,862
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (b)	4,741,000	4,228,277
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.7526% 3/10/2047 (b)(d)	2,406,373	1,802,374
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	3,000,000	2,728,937
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	2,769,000	2,311,854
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (b)	2,769,000	2,365,247
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.652% 9/15/2033 (b)(c)(d)	4,265,000	302,271
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6583% 9/15/2033 (b)(c)(d)	4,265,000	69,402
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.1947% 8/15/2041 (b)(c)(d)	10,200,000	10,187,250
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7376% 6/15/2034 (b)(c)(e)	7,120,000	2,740,343
Credit Suisse Mortgage Capital Certificate Series 2021-BPNY Class A, CME Term SOFR 1 month Index + 3.8289%, 8.1359% 8/15/2026 (b)(c)(d)	17,320,755	15,599,697
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.8797% 5/9/2025 (b)(c)(d)	7,569,763	7,362,098
DTP Coml Mtg Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (b)(d)	8,800,000	8,845,723
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0364% 11/15/2038 (b)(c)(d)	15,430,040	15,264,409
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	5,000,000	5,020,942
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9562% 12/15/2039 (b)(c)(d)	3,126,000	3,143,584
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1254% 8/10/2044 (b)(d)	8,899,000	7,049,731
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1254% 8/10/2044 (b)(d)	2,733,635	1,640,930
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1254% 8/10/2044 (b)(d)(e)	8,138,000	1,752,385
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	7,897,000	23,690
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.7543% 11/10/2045 (b)(d)	4,531,578	4,123,944
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.7543% 11/10/2045 (b)(d)	1,908,000	1,567,777
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 7.203% 7/15/2035 (b)(c)(d)(e)	3,808,000	9,601
GS Mortgage Securities Trust Series 2023-SHIP Class D, 6.0706% 9/10/2038 (b)(d)	9,000,000	8,961,940
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	18,500,000	18,640,084
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (b)(d)	4,300,000	4,256,996
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	20,270,000	19,395,781
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (b)	2,896,000	2,721,765
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (b)	8,640,000	8,292,099
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.7613% 1/15/2048 (b)(d)	2,398,000	2,014,320
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2564% 6/15/2051 (b)(d)	1,698,000	1,261,778
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	8,000,000	6,965,038
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.5248% 2/15/2046 (b)(d)	13,774,000	7,162,481
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	4,671,000	457,197
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)(e)	7,077,000	489,268
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (b)(d)(e)	3,837,881	3,471,865
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (b)(e)	8,192,000	6,774,255
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	4,044,000	2,250,449
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.417% 4/15/2046 (d)(e)	7,722,000	1,930,500
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class E, 3.25% 4/15/2046 (b)(d)	472,000	30,680
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	2,518,000	63,957
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)(e)	8,161,000	20,099
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)(e)	5,039,000	755,850
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (b)(e)	2,000,000	479,999
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6215% 4/15/2038 (b)(c)(d)	7,500,000	7,518,750
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	6,544,000	6,361,133
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.7245% 8/15/2038 (b)(c)(d)	5,951,129	5,899,636
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.3745% 8/15/2038 (b)(c)(d)	7,096,721	7,014,780
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (b)	5,500,000	5,566,050
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6214% 4/15/2038 (b)(c)(d)	12,480,800	12,293,987
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8205% 5/15/2038 (b)(c)(d)	2,400,000	2,376,000
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6215% 7/15/2038 (b)(c)(d)	3,182,000	3,166,090
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.3715% 7/15/2038 (b)(c)(d)	3,476,000	3,448,994
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5654% 1/15/2027 (b)(c)(d)	3,924,498	3,909,781
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2637% 1/15/2027 (b)(c)(d)	13,149,119	13,033,505
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (b)	4,200,000	4,282,081
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.4956% 11/15/2045 (b)(d)(e)	2,000,000	1,603,101
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4956% 11/15/2045 (b)(d)	2,500,000	338,052
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.8029% 10/15/2046 (b)(d)	5,670,988	5,128,331
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7177% 5/15/2046 (d)	3,302,000	2,938,780
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8057% 5/15/2046 (b)(d)	5,137,000	4,466,449
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	2,176,135	2,149,999
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (b)(d)	4,440,000	2,671,504
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4746% 6/15/2044 (b)(d)(f)	27,045,000	96,970
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9421% 7/15/2049 (b)(d)	1,004,697	984,270
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9421% 7/15/2049 (b)(d)	5,624,050	5,243,365
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9421% 7/15/2049 (b)(d)	5,049,500	4,463,932
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0186% 5/15/2048 (b)(d)	10,833,000	8,219,539
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (b)	2,966,000	1,718,276
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,470,594	2,214,693
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	2,765,000	2,369,313
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (b)	8,946,028	9,277,172
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	13,568,000	12,558,621
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	1,500,000	1,235,184
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	16,000,000	16,503,672
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.6828% 5/15/2056 (d)	3,750,000	3,974,698
MSWF Commercial Mortgage Trust Series 2023-2 Class AS, 6.491% 12/15/2056	10,000,000	10,623,390
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8761% 12/15/2056 (d)	10,000,000	10,795,120
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ3, 3.5% 1/15/2037 (b)(d)	2,502,675	1,405,778
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	18,754,000	18,935,578
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 10.99% 11/15/2040 (b)(c)(d)	7,800,000	7,829,237
OPG Trust Series 2021-PORT Class G, CME Term SOFR 1 month Index + 2.5125%, 6.8195% 10/15/2036 (b)(c)(d)	4,529,850	4,512,863
OPG Trust Series 2021-PORT Class J, CME Term SOFR 1 month Index + 3.4605%, 7.7675% 10/15/2036 (b)(c)(d)	8,113,300	8,082,874
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 7.0215% 7/15/2038 (b)(c)(d)	500,000	363,581
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.7715% 7/15/2038 (b)(c)(d)(e)	5,944,000	3,795,743
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	13,870,000	11,247,183
Prima Capital Ltd Series 2021-9A Class C, CME Term SOFR 1 month Index + 2.4645%, 6.8308% 12/15/2037 (b)(c)(d)	2,253,941	2,259,156
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	2,064,601	2,112,561
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	13,372,000	14,097,411
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.2465% 11/15/2034 (b)(c)(d)	5,597,000	5,606,241
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.4947% 11/15/2034 (b)(c)(d)	6,546,000	6,556,001
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	5,000,000	4,035,000
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9062% 10/15/2041 (b)(c)(d)	9,376,000	9,458,040
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.657% 1/15/2039 (b)(c)(d)	14,615,000	13,885,089
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.6863% 10/15/2038 (b)(c)(d)	12,754,000	12,523,749
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.3945% 11/15/2038 (b)(c)(d)	3,560,900	3,566,808
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.336% 11/15/2036 (b)(c)(d)	10,872,000	10,714,874
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.324% 11/15/2036 (b)(c)(d)	4,985,000	4,935,549
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.972% 11/15/2036 (b)(c)(d)	15,282,000	15,079,834
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.621% 11/15/2036 (b)(c)(d)	9,177,000	9,033,418
SUMIT Mortgage Trust Series 2022-BVUE Class D, 2.8925% 2/12/2041 (b)(d)	6,000,000	4,476,737
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (b)(d)	3,211,000	2,133,569
The Baha Trust Series 2024-MAR Class B, 7.0694% 12/10/2041 (b)(d)	10,000,000	10,360,126
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	4,699,074	4,414,217
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	2,221,350	701,206
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3215% 7/15/2039 (b)(c)(d)	6,685,000	4,803,197
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4215% 7/15/2039 (b)(c)(d)(e)	800,000	437,054
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (b)	6,979,000	3,625,261
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (b)	5,037,000	4,374,061
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	883,000	735,465
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class D, 6.9321% 7/15/2035 (b)(d)	5,250,000	5,284,297
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(d)(e)	503,530	201,411
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	3,955,000	1,277,951
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0636% 3/15/2045 (b)(d)	4,727,000	3,191,912
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9668% 5/15/2045 (b)(d)	3,218,710	2,844,844
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	6,725,000	6,131,549
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)	2,541,000	2,287,935
TOTAL UNITED STATES		1,115,558,849
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,207,190,173)		1,115,558,849

Common Stocks - 21.9%
	Shares	Value ($)
UNITED STATES - 21.9%
Financials - 0.8%
Capital Markets - 0.0%
DigitalBridge Group Inc Class A	76,688	841,267
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Dynex Capital Inc	1,340,200	17,784,454
MFA Financial Inc	1,187,185	12,465,443
Rithm Capital Corp (h)	385,699	4,439,395
Rithm Property Trust Inc	1,275,264	3,927,813
		38,617,105
TOTAL FINANCIALS		39,458,372

Industrials - 0.0%
Construction & Engineering - 0.0%
WillScot Holdings Corp (i)	58,900	2,182,834
Real Estate - 21.1%
Health Care REITs - 2.3%
Sabra Health Care REIT Inc	604,175	10,095,764
Ventas Inc	650,286	39,290,280
Welltower Inc	460,100	62,794,448
		112,180,492
Industrial REITs - 3.5%
Americold Realty Trust Inc	135,300	2,956,304
EastGroup Properties Inc	60,900	10,329,858
First Industrial Realty Trust Inc	416,500	22,236,935
LXP Industrial Trust	3,015,974	25,092,904
Prologis Inc	782,430	93,304,778
Rexford Industrial Realty Inc	104,200	4,236,772
Terreno Realty Corp	169,428	11,083,980
		169,241,531
Office REITs - 0.3%
Easterly Government Properties Inc	853,700	9,698,032
Postal Realty Trust Inc Class A	878,500	11,561,060
		21,259,092
Residential REITs - 5.8%
American Homes 4 Rent Class A	480,500	16,639,715
AvalonBay Communities Inc	78,700	17,432,837
Elme Communities	726,847	11,091,685
Equity LifeStyle Properties Inc	1,210,496	79,226,964
Equity Residential	82,400	5,819,912
Essex Property Trust Inc	101,100	28,770,027
Invitation Homes Inc	1,673,900	52,141,985
Mid-America Apartment Communities Inc	68,706	10,483,161
Sun Communities Inc	332,700	42,086,550
UDR Inc	296,600	12,380,084
UMH Properties Inc	335,723	6,039,657
		282,112,577
Retail REITs - 1.5%
Acadia Realty Trust	280,626	6,465,623
Brixmor Property Group Inc	230,300	6,001,618
Curbline Properties Corp	592,918	14,508,703
Kimco Realty Corp	771,700	17,324,665
NNN REIT Inc	86,800	3,419,052
Realty Income Corp	356,182	19,461,785
Retail Opportunity Investments Corp	74,700	1,305,009
Retail Value Inc (e)(i)	274,131	3
SITE Centers Corp	296,459	4,440,956
		72,927,414
Specialized REITs - 7.7%
American Tower Corp	484,300	89,571,285
Crown Castle Inc	460,810	41,141,117
CubeSmart	231,100	9,636,870
Digital Realty Trust Inc	63,900	10,470,654
Equinix Inc	84,800	77,478,368
Extra Space Storage Inc	137,349	21,151,746
Gaming and Leisure Properties Inc	454,946	22,014,837
Lamar Advertising Co Class A	143,000	18,078,060
Public Storage Operating Co	113,700	33,937,176
VICI Properties Inc	1,561,800	46,494,786
Weyerhaeuser Co	147,500	4,516,450
		374,491,349
TOTAL REAL ESTATE		1,032,212,455

TOTAL UNITED STATES		1,073,853,661
TOTAL COMMON STOCKS (Cost $853,307,869)		1,073,853,661

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Two Harbors Investment Corp 6.25% 1/15/2026 (Cost $4,896,000)	4,896,000	4,837,248

Convertible Preferred Stocks - 2.6%
	Shares	Value ($)
UNITED STATES - 2.6%
Financials - 2.2%
Mortgage Real Estate Investment Trusts (REITs) - 2.2%
AGNC Investment Corp 3 month U.S. LIBOR + 4.993%, 0% (c)(d)	1,202,034	30,363,379
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (c)(d)	673,972	16,903,218
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (c)(d)	192,992	4,934,805
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (c)(d)	626,604	15,815,485
Rithm Capital Corp 3 month U.S. LIBOR + 5.64%, 7.125% (c)(d)	1,023,942	25,700,944
Rithm Capital Corp 3 month U.S. LIBOR + 5.802%, 7.5% (c)(d)	505,904	12,745,189
		106,463,020
Real Estate - 0.4%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust 1.95%	31,585	791,836
Industrial REITs - 0.4%
LXP Industrial Trust 6.5%	440,102	20,462,996
TOTAL REAL ESTATE		21,254,832

TOTAL UNITED STATES		127,717,852
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $111,984,438)		127,717,852

Non-Convertible Corporate Bonds - 32.1%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
eG Global Finance PLC 12% 11/30/2028 (b)	10,000,000	11,215,140
UNITED STATES - 31.9%
Communication Services - 0.1%
Media - 0.1%
Lamar Media Corp 4% 2/15/2030	5,875,000	5,419,950
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 1.7%
Caesars Entertainment Inc 8.125% 7/1/2027 (b)	5,899,000	5,961,423
Choice Hotels International Inc 5.85% 8/1/2034	7,000,000	6,977,095
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)	13,965,000	12,279,228
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)	12,000,000	10,938,815
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (b)	18,265,000	16,575,678
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	3,000,000	2,978,342
Hyatt Hotels Corp 5.5% 6/30/2034	5,000,000	4,950,099
Marriott Ownership Resorts Inc 4.5% 6/15/2029 (b)	15,960,000	15,027,267
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp 5.875% 5/15/2025 (b)	8,000,000	7,998,163
Times Square Hotel Trust 8.528% 8/1/2026 (b)	1,624,700	1,632,677
		85,318,787
Household Durables - 1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (b)	7,925,000	7,953,268
Century Communities Inc 3.875% 8/15/2029 (b)	13,005,000	11,844,582
Century Communities Inc 6.75% 6/1/2027	4,670,000	4,702,494
LGI Homes Inc 4% 7/15/2029 (b)	13,310,000	12,088,137
M/I Homes Inc 3.95% 2/15/2030	17,070,000	15,655,933
Tri Pointe Homes Inc 5.25% 6/1/2027	11,458,000	11,412,343
		63,656,757
TOTAL CONSUMER DISCRETIONARY		148,975,544

Financials - 0.1%
Financial Services - 0.1%
Rexford Industrial Realty LP 2.15% 9/1/2031	6,188,000	5,126,017
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP 3.9% 10/15/2029	989,000	928,851
Sabra Health Care LP 5.125% 8/15/2026	17,264,000	17,278,095
		18,206,946
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Williams Scotsman Inc 6.125% 6/15/2025 (b)	3,240,000	3,234,265
Williams Scotsman Inc 6.625% 6/15/2029 (b)	5,000,000	5,122,940
		8,357,205
Real Estate - 28.1%
Diversified REITs - 5.0%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	5,000,000	5,009,605
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (b)	5,075,000	4,716,987
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	3,000,000	2,807,949
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	2,000,000	1,841,759
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	19,193,000	19,090,360
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	5,000,000	4,908,223
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	7,000,000	6,926,527
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	4,500,000	4,760,474
Necessity Retail REIT Inc/The / American Finance Operating Partner LP 4.5% 9/30/2028 (b)	13,405,000	12,530,137
Safehold GL Holdings LLC 2.8% 6/15/2031	7,000,000	6,011,951
Safehold GL Holdings LLC 2.85% 1/15/2032	18,250,000	15,417,250
Safehold GL Holdings LLC 6.1% 4/1/2034	22,410,000	22,878,891
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)	18,035,000	15,839,576
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)	7,000,000	7,484,274
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	8,875,000	8,096,542
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)	26,000,000	24,976,793
VICI Properties LP 5.125% 5/15/2032	38,000,000	36,944,003
VICI Properties LP 5.625% 5/15/2052	11,000,000	10,133,183
VICI Properties LP 5.75% 4/1/2034	575,000	577,343
VICI Properties LP 6.125% 4/1/2054	8,532,000	8,442,900
WP Carey Inc 2.25% 4/1/2033	5,000,000	3,949,852
WP Carey Inc 2.45% 2/1/2032	2,000,000	1,660,648
WP Carey Inc 3.85% 7/15/2029	3,000,000	2,864,251
WP Carey Inc 5.375% 6/30/2034	7,000,000	6,919,757
XHR LP 4.875% 6/1/2029 (b)	10,000,000	9,501,864
		244,291,099
Health Care REITs - 2.2%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (b)	21,865,000	20,765,750
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	13,000,000	8,716,806
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	19,835,000	15,152,907
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	5,000,000	4,477,668
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)(j)	6,285,000	6,382,467
Omega Healthcare Investors Inc 3.25% 4/15/2033	18,000,000	15,163,368
Omega Healthcare Investors Inc 3.375% 2/1/2031	5,000,000	4,457,255
Ventas Realty LP 2.5% 9/1/2031	1,500,000	1,275,525
Ventas Realty LP 4.4% 1/15/2029	10,000,000	9,760,368
Ventas Realty LP 5.625% 7/1/2034	15,000,000	15,105,479
Ventas Realty LP 5.7% 9/30/2043	3,000,000	2,930,277
Welltower OP LLC 4.125% 3/15/2029	3,000,000	2,911,013
		107,098,883
Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)	7,000,000	6,687,398
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	3,115,000	3,188,383
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (b)	8,000,000	8,060,840
RLJ Lodging Trust LP 3.75% 7/1/2026 (b)	4,000,000	3,914,087
RLJ Lodging Trust LP 4% 9/15/2029 (b)	4,835,000	4,438,608
		26,289,316
Industrial REITs - 1.2%
LXP Industrial Trust 2.375% 10/1/2031	7,500,000	6,163,965
LXP Industrial Trust 2.7% 9/15/2030	1,422,000	1,235,895
LXP Industrial Trust 6.75% 11/15/2028	1,000,000	1,050,916
Prologis LP 5% 1/31/2035	5,000,000	4,890,590
Prologis LP 5% 3/15/2034	15,000,000	14,687,040
Prologis LP 5.125% 1/15/2034	15,000,000	14,804,841
Prologis LP 5.25% 3/15/2054	3,000,000	2,813,980
Prologis LP 5.25% 6/15/2053	15,000,000	14,077,583
		59,724,810
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	8,000,000	7,069,598
Boston Properties LP 6.75% 12/1/2027	37,000	38,504
Hudson Pacific Properties LP 4.65% 4/1/2029	6,000,000	4,820,335
		11,928,437
Real Estate Management & Development - 3.1%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	16,000,000	15,414,685
CBRE Services Inc 5.95% 8/15/2034	22,250,000	22,889,102
CoStar Group Inc 2.8% 7/15/2030 (b)	2,000,000	1,757,710
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)	11,165,000	11,257,322
Essex Portfolio LP 2.55% 6/15/2031	2,000,000	1,714,900
Essex Portfolio LP 2.65% 3/15/2032	3,000,000	2,546,699
Essex Portfolio LP 5.5% 4/1/2034	22,077,000	22,115,468
Extra Space Storage LP 2.35% 3/15/2032	12,000,000	9,867,109
Extra Space Storage LP 2.55% 6/1/2031	2,000,000	1,712,803
Extra Space Storage LP 5.4% 2/1/2034	15,000,000	14,894,500
Extra Space Storage LP 5.5% 7/1/2030	5,000,000	5,078,919
Extra Space Storage LP 5.9% 1/15/2031	9,000,000	9,310,932
Forestar Group Inc 5% 3/1/2028 (b)	5,000,000	4,850,325
Kennedy-Wilson Inc 4.75% 2/1/2030	8,130,000	7,317,141
Kennedy-Wilson Inc 4.75% 3/1/2029	12,075,000	11,163,048
Kennedy-Wilson Inc 5% 3/1/2031	6,960,000	6,163,116
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)	1,798,000	1,813,408
		149,867,187
Residential REITs - 4.7%
American Homes 4 Rent LP 2.375% 7/15/2031	9,000,000	7,595,480
American Homes 4 Rent LP 3.625% 4/15/2032	27,000,000	24,234,184
American Homes 4 Rent LP 4.9% 2/15/2029	13,000,000	12,925,858
American Homes 4 Rent LP 5.25% 3/15/2035	10,000,000	9,711,008
American Homes 4 Rent LP 5.5% 2/1/2034	25,000,000	24,853,876
American Homes 4 Rent LP 5.5% 7/15/2034	47,000	46,521
ERP Operating LP 4.65% 9/15/2034	5,000,000	4,739,166
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	35,000,000	32,363,139
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	33,000,000	32,857,176
Sun Communities Operating LP 2.7% 7/15/2031	9,000,000	7,622,029
Sun Communities Operating LP 4.2% 4/15/2032	18,439,000	16,834,910
Sun Communities Operating LP 5.5% 1/15/2029	9,000,000	9,092,572
Sun Communities Operating LP 5.7% 1/15/2033	36,750,000	36,629,402
UDR Inc 3% 8/15/2031	1,500,000	1,322,877
UDR Inc 5.125% 9/1/2034	10,000,000	9,688,723
		230,516,921
Retail REITs - 3.9%
Agree LP 2.6% 6/15/2033	6,100,000	4,917,164
Agree LP 2.9% 10/1/2030	1,500,000	1,334,320
Agree LP 4.8% 10/1/2032	1,288,000	1,240,003
Agree LP 5.625% 6/15/2034	372,000	373,973
Brixmor Operating Partnership LP 2.5% 8/16/2031	9,000,000	7,589,817
Brixmor Operating Partnership LP 4.05% 7/1/2030	4,000,000	3,782,458
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,872,000	1,800,988
Brixmor Operating Partnership LP 5.5% 2/15/2034	10,000,000	9,948,559
CBL & Associates LP 4.6% (e)(k)	18,229,000	2
CBL & Associates LP 5.25% (e)(k)	11,371,000	1
CBL & Associates LP 5.95% (e)(k)	10,317,000	0
Kimco Realty OP LLC 4.6% 2/1/2033	9,000,000	8,570,483
Kimco Realty OP LLC 6.4% 3/1/2034	13,424,000	14,282,961
Kite Realty Group LP 5.5% 3/1/2034	9,007,000	8,940,446
NNN REIT Inc 5.6% 10/15/2033	9,575,000	9,653,767
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	16,500,000	13,921,360
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	3,021,000	2,851,804
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	17,507,000	17,570,126
Realty Income Corp 3.4% 1/15/2030	7,000,000	6,504,741
Realty Income Corp 4% 7/15/2029	3,000,000	2,888,742
Realty Income Corp 5.125% 2/15/2034	11,000,000	10,788,084
Realty Income Corp 5.625% 10/13/2032	5,000,000	5,105,318
Regency Centers LP 5.25% 1/15/2034	5,000,000	4,942,627
Simon Property Group LP 4.75% 9/26/2034	24,000,000	22,725,192
Simon Property Group LP 5.85% 3/8/2053	9,000,000	9,061,034
Simon Property Group LP 6.25% 1/15/2034	15,000,000	15,919,285
Simon Property Group LP 6.65% 1/15/2054	5,000,000	5,555,907
		190,269,162
Specialized REITs - 7.3%
American Tower Corp 2.7% 4/15/2031	2,000,000	1,737,558
American Tower Corp 3.8% 8/15/2029	23,000,000	21,807,971
American Tower Corp 4.05% 3/15/2032	22,000,000	20,438,351
American Tower Corp 5.4% 1/31/2035	10,000,000	9,919,064
American Tower Corp 5.45% 2/15/2034	34,000,000	34,058,173
American Tower Corp 5.55% 7/15/2033	28,000,000	28,194,160
American Tower Corp 5.65% 3/15/2033	20,000,000	20,337,783
American Tower Corp 5.9% 11/15/2033	5,000,000	5,160,252
Crown Castle Inc 2.1% 4/1/2031	4,000,000	3,339,109
Crown Castle Inc 2.25% 1/15/2031	14,000,000	11,842,645
Crown Castle Inc 2.5% 7/15/2031	5,000,000	4,233,714
Crown Castle Inc 3.8% 2/15/2028	2,000,000	1,937,557
Crown Castle Inc 5% 1/11/2028	3,000,000	3,008,008
Crown Castle Inc 5.1% 5/1/2033	35,000,000	34,185,411
Crown Castle Inc 5.8% 3/1/2034	30,000,000	30,552,737
CubeSmart LP 2.5% 2/15/2032	10,000,000	8,369,359
CubeSmart LP 4.375% 2/15/2029	12,000,000	11,698,926
EPR Properties 3.6% 11/15/2031	2,000,000	1,762,496
EPR Properties 4.95% 4/15/2028	8,000,000	7,896,437
Equinix Inc 3% 7/15/2050	10,000,000	6,258,169
Equinix Inc 3.2% 11/18/2029	10,000,000	9,226,033
Equinix Inc 3.9% 4/15/2032	23,000,000	21,231,507
Iron Mountain Inc 4.875% 9/15/2027 (b)	3,000,000	2,944,465
Iron Mountain Inc 5.25% 7/15/2030 (b)	5,000,000	4,808,680
Iron Mountain Inc 6.25% 1/15/2033 (b)	10,000,000	10,017,601
Public Storage Operating Co 5.1% 8/1/2033	10,000,000	9,933,311
Public Storage Operating Co 5.35% 8/1/2053	4,000,000	3,800,108
SBA Communications Corp 3.125% 2/1/2029	25,000,000	22,745,043
SBA Communications Corp 3.875% 2/15/2027	5,000,000	4,837,973
		356,282,601
TOTAL REAL ESTATE		1,376,268,416

TOTAL UNITED STATES		1,562,354,078
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,572,939,003)		1,573,569,218

Non-Convertible Preferred Stocks - 12.3%
	Shares	Value ($)
CANADA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge Inc 5 year U.S. Treasury Index + 3.14%, 5.9491% (c)(d)	498,275	11,958,600
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (c)(d)	111,400	2,542,148

TOTAL CANADA		14,500,748
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (b)(d)(e)(i)	1,220,000	12
UNITED STATES - 12.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/MA 9.5%	67,800	1,794,598
Financials - 6.9%
Capital Markets - 1.7%
DigitalBridge Group Inc 7.125%	942,305	22,718,974
DigitalBridge Group Inc 7.125%	1,362,346	32,669,057
DigitalBridge Group Inc 7.15%	1,074,492	25,927,492
		81,315,523
Mortgage Real Estate Investment Trusts (REITs) - 5.2%
AGNC Investment Corp 6.125% (d)	930,100	23,019,975
AGNC Investment Corp 7.75% (d)	320,000	7,776,000
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (c)(d)	653,202	16,780,759
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (c)(d)	1,069,599	27,039,463
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (c)(d)	1,452,443	37,153,492
Arbor Realty Trust Inc 6.25% (d)	447,536	9,989,004
Arbor Realty Trust Inc 6.375%	126,100	2,294,389
Chimera Investment Corp Series C, 7.75% (d)	773,686	17,934,041
Dynex Capital Inc Series C, 6.9% (d)	298,683	7,502,917
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (c)(d)	212,370	5,362,342
MFA Financial Inc 6.5% (d)	838,551	20,594,813
MFA Financial Inc 7.5%	211,532	4,660,325
Pennymac Mortgage Investment Trust 3 month U.S. Treasury Index + 8%, 0% (c)(d)	309,033	7,497,141
Pennymac Mortgage Investment Trust 6.75%	217,700	4,299,575
Pennymac Mortgage Investment Trust 8.125% (d)	194,805	4,640,255
Rithm Capital Corp 6.375% (d)	1,074,554	26,541,484
Rithm Capital Corp 7% (d)	151,200	3,587,976
Two Harbors Investment Corp 7.625% (d)	776,859	18,341,641
Two Harbors Investment Corp 8.125% (d)	363,526	8,906,351
		253,921,943
Real Estate - 5.1%
Diversified REITs - 1.3%
Armada Hoffler Properties Inc 6.75%	255,050	5,669,762
CTO Realty Growth Inc 6.375%	120,000	2,717,999
Gladstone Commercial Corp 6.625%	157,675	3,565,032
Gladstone Commercial Corp Series G, 6%	391,000	8,109,301
Global Net Lease Inc 6.875%	294,000	6,206,339
Global Net Lease Inc 7.25%	509,695	11,361,102
Global Net Lease Inc 7.375%	379,839	8,793,273
Global Net Lease Inc 7.5%	721,484	16,334,398
		62,757,206
Health Care REITs - 0.2%
Global Medical REIT Inc 7.5%	150,848	3,784,701
National Healthcare Properties Inc Series A, 7.375%	364,800	5,132,736
National Healthcare Properties Inc Series B, 7.125%	190,000	2,680,900
		11,598,337
Hotel & Resort REITs - 1.7%
Ashford Hospitality Trust Inc 7.375%	34,000	507,959
Ashford Hospitality Trust Inc 7.5%	38,365	575,091
Ashford Hospitality Trust Inc 7.5%	71,209	1,064,575
Braemar Hotels & Resorts Inc 8.25%	173,050	3,534,789
DiamondRock Hospitality Co 8.25%	448,231	11,340,244
Pebblebrook Hotel Trust 6.3%	281,697	5,617,038
Pebblebrook Hotel Trust 6.375%	372,994	7,431,905
Pebblebrook Hotel Trust 6.375%	666,800	13,215,977
Pebblebrook Hotel Trust Series H, 5.7%	717,200	12,873,740
Sotherly Hotels Inc 7.875%	107,000	1,824,457
Sotherly Hotels Inc 8%	67,250	1,163,425
Summit Hotel Properties Inc Series E, 6.25%	457,602	9,531,850
Summit Hotel Properties Inc Series F, 5.875%	377,000	7,276,100
Sunstone Hotel Investors Inc Series H, 6.125%	180,000	3,812,400
Sunstone Hotel Investors Inc Series I, 5.7%	240,000	4,929,600
		84,699,150
Industrial REITs - 0.3%
Prologis Inc Series Q, 8.54%	93,396	5,323,572
Rexford Industrial Realty Inc 5.625%	246,725	5,324,326
Rexford Industrial Realty Inc 5.875%	148,400	3,390,940
		14,038,838
Office REITs - 0.2%
Hudson Pacific Properties Inc 4.75%	686,200	9,497,008
Vornado Realty Trust 5.25%	2,000	35,180
Vornado Realty Trust Series L, 5.4%	30,100	529,459
		10,061,647
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	43,000	602,000
Brookfield Property Partners LP 6.5%	34,125	515,628
Seritage Growth Properties Series A, 7%	91,986	2,056,347
		3,173,975
Residential REITs - 0.6%
American Homes 4 Rent 5.875%	249,550	5,789,560
American Homes 4 Rent Series H, 6.25%	223,905	5,407,305
UMH Properties Inc 6.375%	794,525	18,035,718
		29,232,583
Retail REITs - 0.4%
Agree Realty Corp 4.25%	259,800	4,653,018
Cedar Realty Trust Inc 7.25%	126,972	2,049,328
Kimco Realty Corp 5.125%	49,000	1,025,080
Kimco Realty Corp 5.25%	58,100	1,249,731
Regency Centers Corp 5.875%	69,225	1,542,333
Regency Centers Corp 6.25%	281,325	6,636,457
Saul Centers Inc 6%	76,841	1,625,187
Saul Centers Inc 6.125%	57,775	1,216,164
		19,997,298
Specialized REITs - 0.3%
Digital Realty Trust Inc 5.2%	33,700	703,319
Digital Realty Trust Inc 5.25%	32,900	711,298
Gladstone Land Corp 5%	30,000	744,750
National Storage Affiliates Trust 6%	201,375	4,559,130
Public Storage Operating Co 4%	47,800	804,952
Public Storage Operating Co 4%	45,700	770,502
Public Storage Operating Co 5.05%	43,800	944,328
Public Storage Operating Co 5.15%	25,800	562,182
Public Storage Operating Co Series L, 4.625%	35,900	698,255
Public Storage Operating Co Series MM, 4.125%	28,000	489,720
Public Storage Operating Co Series S, 4.1%	100,000	1,719,000
		12,707,436
TOTAL REAL ESTATE		248,266,470

TOTAL UNITED STATES		585,298,534
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $581,723,895)		599,799,294

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (d)(l) (Cost $6,000,000)	6,000,000	6,177,019

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.37	189,373,504	189,411,379
Fidelity Securities Lending Cash Central Fund (m)(n)	4.37	11,999	12,000
TOTAL MONEY MARKET FUNDS (Cost $189,390,847)			189,423,379

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,742,497,613)	4,900,755,214
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,594,548)
NET ASSETS - 100.0%	4,895,160,666

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,289,034,724 or 26.3% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security or a portion of the security is on loan at period end.
(i)	Non-income producing
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Non-income producing - Security is in default.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	170,567,786	495,417,202	476,573,609	6,631,725	-	-	189,411,379	189,373,504	0.3%
Fidelity Securities Lending Cash Central Fund	3,110,975	27,043,244	30,142,219	1,529	-	-	12,000	11,999	0.0%
Total	173,678,761	522,460,446	506,715,828	6,633,254	-	-	189,423,379	189,385,503

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	106,264,791	-	106,264,747	44

Bank Loan Obligations
Communication Services	27,198,346	-	27,198,346	-
Consumer Discretionary	22,642,147	-	22,642,147	-
Energy	19,806,087	-	19,806,087	-
Financials	28,955,412	-	-	28,955,412
Real Estate	4,917,908	-	4,917,908	-

Collateralized Mortgage Obligations	34,003	-	-	34,003

Commercial Mortgage Securities	1,115,558,849	-	1,084,380,880	31,177,969

Common Stocks
Financials	39,458,372	39,458,372	-	-
Industrials	2,182,834	2,182,834	-	-
Real Estate	1,032,212,455	1,032,212,452	-	3

Convertible Corporate Bonds
Financials	4,837,248	-	4,837,248	-

Convertible Preferred Stocks
Financials	106,463,020	106,463,020	-	-
Real Estate	21,254,832	-	21,254,832	-

Non-Convertible Corporate Bonds
Communication Services	5,419,950	-	5,419,950	-
Consumer Discretionary	148,975,544	-	148,975,544	-
Energy	11,215,140	-	11,215,140	-
Financials	5,126,017	-	5,126,017	-
Health Care	18,206,946	-	18,206,946	-
Industrials	8,357,205	-	8,357,205	-
Real Estate	1,376,268,416	-	1,376,268,413	3

Non-Convertible Preferred Stocks
Energy	16,295,346	16,295,346	-	-
Financials	335,237,478	335,237,466	-	12
Real Estate	248,266,470	248,266,470	-	-

Preferred Securities
Energy	6,177,019	-	6,177,019	-

Money Market Funds	189,423,379	189,423,379	-	-
Total Investments in Securities:	4,900,755,214	1,969,539,339	2,871,048,429	60,167,446
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Asset-Backed Securities
Beginning Balance	$44
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	358,822
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(358,822)
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$44
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$358,822
Bank Loan Obligations
Beginning Balance	$31,265,931
Net Realized Gain (Loss) on Investment Securities	1,904
Net Unrealized Gain (Loss) on Investment Securities	(1,912)
Cost of Purchases	-
Proceeds of Sales	(2,310,520)
Amortization/Accretion	9
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$28,955,412
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$-
Collateralized Mortgage Obligations
Beginning Balance	$25,037
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	4,057
Cost of Purchases	-
Proceeds of Sales	(2,720)
Amortization/Accretion	(969)
Transfers into Level 3	8,598
Transfers out of Level 3	-
Ending Balance	$34,003
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$4,057
Commercial Mortgage Securities
Beginning Balance	$26,785,483
Net Realized Gain (Loss) on Investment Securities	4,771
Net Unrealized Gain (Loss) on Investment Securities	1,697,054
Cost of Purchases	-
Proceeds of Sales	(271,266)
Amortization/Accretion	(1,555,381)
Transfers into Level 3	10,418,011
Transfers out of Level 3	(5,900,703)
Ending Balance	$31,177,969
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$1,697,054
Common Stocks
Beginning Balance	$3
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$-
Non-Convertible Corporate Bonds
Beginning Balance	$4
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(1)
Non-Convertible Preferred Stocks
Beginning Balance	$12
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$12
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,510) - See accompanying schedule:
Unaffiliated issuers (cost $4,553,106,766)	$4,711,331,835
Fidelity Central Funds (cost $189,390,847)	189,423,379

Total Investment in Securities (cost $4,742,497,613)		$4,900,755,214
Cash		161,164
Receivable for investments sold		510
Receivable for fund shares sold		1,803,568
Dividends receivable		2,792,839
Interest receivable		28,048,496
Distributions receivable from Fidelity Central Funds		714,696
Prepaid expenses		3,477
Other receivables		24,892
Total assets		4,934,304,856
Liabilities
Payable for investments purchased
Regular delivery	$18,754,059
Delayed delivery	6,203,924
Payable for fund shares redeemed	11,448,096
Accrued management fee	2,544,191
Distribution and service plan fees payable	94,427
Other payables and accrued expenses	87,493
Collateral on securities loaned	12,000
Total liabilities		39,144,190
Net Assets		$4,895,160,666
Net Assets consist of:
Paid in capital		$4,898,214,153
Total accumulated earnings (loss)		(3,053,487)
Net Assets		$4,895,160,666

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($284,964,485 ÷ 23,853,109 shares)(a)		$11.95
Maximum offering price per share (100/96.00 of $11.95)		$12.45
Class M :
Net Asset Value and redemption price per share ($35,758,660 ÷ 2,991,836 shares)(a)		$11.95
Maximum offering price per share (100/96.00 of $11.95)		$12.45
Class C :
Net Asset Value and offering price per share ($32,895,780 ÷ 2,803,610 shares)(a)		$11.73
Real Estate Income :
Net Asset Value, offering price and redemption price per share ($1,072,801,950 ÷ 89,051,621 shares)		$12.05
Class I :
Net Asset Value, offering price and redemption price per share ($1,441,125,813 ÷ 120,272,081 shares)		$11.98
Class Z :
Net Asset Value, offering price and redemption price per share ($2,027,613,978 ÷ 169,300,920 shares)		$11.98
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$40,933,206
Interest		86,624,571
Income from Fidelity Central Funds (including $1,529 from security lending)		6,633,254
Total income		134,191,031
Expenses
Management fee	$15,459,190
Distribution and service plan fees	597,154
Custodian fees and expenses	13,572
Independent trustees' fees and expenses	10,748
Registration fees	124,023
Audit fees	52,687
Legal	7,408
Miscellaneous	84,044
Total expenses before reductions	16,348,826
Expense reductions	(5,138)
Total expenses after reductions		16,343,688
Net Investment income (loss)		117,847,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	34,097,021
Foreign currency transactions	18
Total net realized gain (loss)		34,097,039
Change in net unrealized appreciation (depreciation) on investment securities		(3,548,430)
Net gain (loss)		30,548,609
Net increase (decrease) in net assets resulting from operations		$148,395,952
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,847,343	$220,164,018
Net realized gain (loss)	34,097,039	(115,653,459)
Change in net unrealized appreciation (depreciation)	(3,548,430)	316,326,753
Net increase (decrease) in net assets resulting from operations	148,395,952	420,837,312
Distributions to shareholders	(125,176,873)	(217,452,716)

Share transactions - net increase (decrease)	85,174,699	(5,343,665)
Total increase (decrease) in net assets	108,393,778	198,040,931

Net Assets
Beginning of period	4,786,766,888	4,588,725,957
End of period	$4,895,160,666	$4,786,766,888

Financial Highlights
Fidelity Advisor® Real Estate Income Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$11.36	$12.49	$13.43	$11.02	$12.43
Income from Investment Operations
Net investment income (loss) A,B	.27	.52	.53	.39	.33	.45
Net realized and unrealized gain (loss)	.08	.53	(.88)	(1.03)	2.53	(1.25)
Total from investment operations	.35	1.05	(.35)	(.64)	2.86	(.80)
Distributions from net investment income	(.29)	(.52)	(.56)	(.28)	(.42) C	(.44)
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C	(.16)
Total distributions	(.29)	(.52)	(.78)	(.30)	(.45)	(.61) D
Net asset value, end of period	$11.95	$11.89	$11.36	$12.49	$13.43	$11.02
Total Return E,F,G	2.96%	9.58%	(2.72)%	(4.83)%	26.64%	(6.88)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.95% J	.97%	.99%	.98%	.99%	1.01%
Expenses net of fee waivers, if any	.95 % J	.96%	.98%	.98%	.99%	1.01%
Expenses net of all reductions	.95% J	.96%	.98%	.98%	.99%	1.00%
Net investment income (loss)	4.50% J	4.61%	4.61%	2.97%	2.75%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$284,964	$291,737	$304,754	$364,443	$384,382	$324,031
Portfolio turnover rate K	23 % J	24%	17%	42%	26%	32% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Real Estate Income Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$11.36	$12.49	$13.43	$11.02	$12.43
Income from Investment Operations
Net investment income (loss) A,B	.27	.52	.52	.39	.33	.45
Net realized and unrealized gain (loss)	.08	.53	(.87)	(1.03)	2.53	(1.26)
Total from investment operations	.35	1.05	(.35)	(.64)	2.86	(.81)
Distributions from net investment income	(.29)	(.52)	(.56)	(.28)	(.42) C	(.44)
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C	(.16)
Total distributions	(.29)	(.52)	(.78)	(.30)	(.45)	(.60)
Net asset value, end of period	$11.95	$11.89	$11.36	$12.49	$13.43	$11.02
Total Return D,E,F	2.96%	9.56%	(2.75)%	(4.85)%	26.62%	(6.89)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.95% I	.98%	1.01%	.99%	1.01%	1.03%
Expenses net of fee waivers, if any	.95 % I	.97%	1.00%	.99%	1.01%	1.03%
Expenses net of all reductions	.95% I	.97%	1.00%	.99%	1.01%	1.03%
Net investment income (loss)	4.50% I	4.61%	4.59%	2.97%	2.73%	3.82%
Supplemental Data
Net assets, end of period (000 omitted)	$35,759	$38,026	$42,829	$52,919	$57,338	$49,387
Portfolio turnover rate J	23 % I	24%	17%	42%	26%	32% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Real Estate Income Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.67	$11.16	$12.27	$13.21	$10.88	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.22	.43	.43	.29	.24	.36
Net realized and unrealized gain (loss)	.08	.51	(.86)	(1.01)	2.48	(1.23)
Total from investment operations	.30	.94	(.43)	(.72)	2.72	(.87)
Distributions from net investment income	(.24)	(.43)	(.46)	(.20)	(.36) C	(.36)
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C	(.16)
Total distributions	(.24)	(.43)	(.68)	(.22)	(.39)	(.53) D
Net asset value, end of period	$11.73	$11.67	$11.16	$12.27	$13.21	$10.88
Total Return E,F,G	2.58%	8.72%	(3.46)%	(5.54)%	25.64%	(7.50)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.70% J	1.70%	1.74%	1.72%	1.74%	1.76%
Expenses net of fee waivers, if any	1.70 % J	1.70%	1.73%	1.72%	1.74%	1.76%
Expenses net of all reductions	1.70% J	1.70%	1.73%	1.72%	1.74%	1.76%
Net investment income (loss)	3.75% J	3.88%	3.86%	2.23%	2.00%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$32,896	$40,267	$56,795	$89,135	$120,072	$150,653
Portfolio turnover rate K	23 % J	24%	17%	42%	26%	32% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Real Estate Income Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$11.45	$12.58	$13.52	$11.09	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.29	.56	.56	.43	.37	.48
Net realized and unrealized gain (loss)	.09	.52	(.88)	(1.03)	2.53	(1.25)
Total from investment operations	.38	1.08	(.32)	(.60)	2.90	(.77)
Distributions from net investment income	(.31)	(.55)	(.60)	(.32)	(.44) C	(.48)
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C	(.16)
Total distributions	(.31)	(.55)	(.81) D	(.34)	(.47)	(.64)
Net asset value, end of period	$12.05	$11.98	$11.45	$12.58	$13.52	$11.09
Total Return E,F	3.18%	9.79%	(2.42)%	(4.56)%	26.88%	(6.58)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66% I	.69%	.73%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.66 % I	.68%	.72%	.71%	.72%	.73%
Expenses net of all reductions	.66% I	.68%	.72%	.71%	.72%	.73%
Net investment income (loss)	4.79% I	4.90%	4.87%	3.24%	3.02%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,072,802	$1,101,737	$1,288,147	$1,898,345	$2,777,243	$2,205,319
Portfolio turnover rate J	23 % I	24%	17%	42%	26%	32% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Real Estate Income Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$11.39	$12.53	$13.47	$11.04	$12.45
Income from Investment Operations
Net investment income (loss) A,B	.29	.55	.56	.43	.37	.48
Net realized and unrealized gain (loss)	.08	.53	(.89)	(1.03)	2.53	(1.25)
Total from investment operations	.37	1.08	(.33)	(.60)	2.90	(.77)
Distributions from net investment income	(.31)	(.55)	(.60)	(.32)	(.44) C	(.47)
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C	(.16)
Total distributions	(.31)	(.55)	(.81) D	(.34)	(.47)	(.64) D
Net asset value, end of period	$11.98	$11.92	$11.39	$12.53	$13.47	$11.04
Total Return E,F	3.10%	9.86%	(2.52)%	(4.57)%	27.03%	(6.62)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70% I	.72%	.73%	.71%	.71%	.74%
Expenses net of fee waivers, if any	.70 % I	.71%	.72%	.71%	.71%	.74%
Expenses net of all reductions	.70% I	.71%	.72%	.71%	.71%	.74%
Net investment income (loss)	4.75% I	4.87%	4.87%	3.24%	3.03%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,441,126	$1,396,173	$1,379,614	$1,946,852	$2,810,475	$1,782,594
Portfolio turnover rate J	23 % I	24%	17%	42%	26%	32% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Real Estate Income Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$11.39	$12.53	$13.47	$11.04	$12.45
Income from Investment Operations
Net investment income (loss) A,B	.30	.57	.57	.44	.38	.49
Net realized and unrealized gain (loss)	.08	.53	(.88)	(1.02)	2.53	(1.25)
Total from investment operations	.38	1.10	(.31)	(.58)	2.91	(.76)
Distributions from net investment income	(.32)	(.57)	(.61)	(.34)	(.45) C	(.49)
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C	(.16)
Total distributions	(.32)	(.57)	(.83)	(.36)	(.48)	(.65)
Net asset value, end of period	$11.98	$11.92	$11.39	$12.53	$13.47	$11.04
Total Return D,E	3.18%	9.99%	(2.36)%	(4.44)%	27.15%	(6.50)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H	.60%	.60%	.59%	.60%	.62%
Expenses net of fee waivers, if any	.57 % H	.59%	.60%	.59%	.60%	.62%
Expenses net of all reductions	.57% H	.59%	.60%	.59%	.60%	.61%
Net investment income (loss)	4.88% H	4.98%	4.99%	3.36%	3.14%	4.24%
Supplemental Data
Net assets, end of period (000 omitted)	$2,027,614	$1,918,827	$1,516,585	$1,607,463	$919,766	$793,220
Portfolio turnover rate I	23 % H	24%	17%	42%	26%	32% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Real Estate Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Asset-Backed Securities	$44	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$0.00	Increase
Bank Loan Obligations	$28,955,412	Discounted cash flow	Yield	9.5% - 11.8% / 11.2%	Decrease
Collateralized Mortgage Obligations	$34,003	Indicative market price	Evaluated bid	$43.43 - $78.44 / $69.94	Increase
Commercial Mortgage Securities	$31,177,969	Indicative market price	Evaluated bid	$0.25 - $90.46 / $59.42	Increase
Common Stocks	$3	Recovery value	Recovery value	$0.00	Increase
Non-Convertible Corporate Bonds	$3	Recovery value	Recovery value	$0.00	Increase
Non-Convertible Preferred Stocks	$12	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain conversion ratio adjustments, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$396,092,158
Gross unrealized depreciation	(239,530,989)
Net unrealized appreciation (depreciation)	$156,561,169
Tax cost	$4,744,194,045

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(33,506,903)
Long-term	(171,853,535)
Total capital loss carryforward	$(205,360,438)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Income Fund	634,794,089	533,066,441
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.72
Class C	.70
Real Estate Income	.69
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Real Estate Income	.65
Class I	.69
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	366,874	3,080
Class M	- %	.25%	45,867	-
Class C	.75%	.25%	184,413	11,811
			597,154	14,891

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,038
Class M	446
Class C A	39
4,523

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Real Estate Income Fund	5,556

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Income Fund	5,826,232	41,038,605	8,288,339
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Real Estate Income Fund	3,153
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Income Fund	164	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,138.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Real Estate Income Fund
Distributions to shareholders
Class A	$7,003,399	$13,177,295
Class M	869,408	1,823,834
Class C	723,953	1,813,536
Real Estate Income	28,054,121	55,987,373
Class I	36,248,485	62,875,218
Class Z	52,277,507	81,775,460
Total	$125,176,873	$217,452,716
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Real Estate Income Fund
Class A
Shares sold	1,587,099	3,700,074	$19,172,279	$41,875,300
Reinvestment of distributions	415,181	838,801	4,969,778	9,434,884
Shares redeemed	(2,692,135)	(6,823,815)	(32,540,793)	(77,005,379)
Net increase (decrease)	(689,855)	(2,284,940)	$(8,398,736)	$(25,695,195)
Class M
Shares sold	161,091	144,804	$1,942,432	$1,640,819
Reinvestment of distributions	68,520	154,071	820,678	1,731,872
Shares redeemed	(435,367)	(870,172)	(5,273,874)	(9,878,223)
Net increase (decrease)	(205,756)	(571,297)	$(2,510,764)	$(6,505,532)
Class C
Shares sold	175,744	266,039	$2,097,621	$2,985,822
Reinvestment of distributions	60,302	159,687	709,426	1,761,565
Shares redeemed	(881,923)	(2,064,875)	(10,491,303)	(22,904,785)
Net increase (decrease)	(645,877)	(1,639,149)	$(7,684,256)	$(18,157,398)
Real Estate Income
Shares sold	5,479,518	11,593,441	$66,962,177	$132,809,316
Reinvestment of distributions	1,974,077	4,248,694	23,830,537	48,106,620
Shares redeemed	(10,331,246)	(36,436,540)	(125,786,334)	(401,261,808)
Net increase (decrease)	(2,877,651)	(20,594,405)	$(34,993,620)	$(220,345,872)
Class I
Shares sold	14,917,420	38,177,142	$180,619,377	$435,724,422
Reinvestment of distributions	2,842,413	5,121,376	34,116,909	57,787,894
Shares redeemed	(14,586,691)	(47,272,737)	(176,877,282)	(531,909,551)
Net increase (decrease)	3,173,142	(3,974,219)	$37,859,004	$(38,397,235)
Class Z
Shares sold	14,391,059	43,967,800	$175,177,938	$485,551,322
Reinvestment of distributions	3,770,733	6,349,429	45,236,086	71,705,582
Shares redeemed	(9,853,704)	(22,476,549)	(119,510,953)	(253,499,337)
Net increase (decrease)	8,308,088	27,840,680	$100,903,071	$303,757,567
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Real Estate Income Fund	25%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.789716.121
REI-SANN-0425
Fidelity® Growth & Income Portfolio

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth & Income Portfolio
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.9%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	507,200	99,025,059
CANADA - 1.7%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Imperial Oil Ltd	2,162,326	143,827,746
South Bow Corp	332,700	7,961,816
		151,789,562
Financials - 0.4%
Capital Markets - 0.4%
Brookfield Corp Class A (United States)	658,502	40,300,322
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (b)	2,086	127,747
TOTAL FINANCIALS		40,428,069

TOTAL CANADA		192,217,631
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR	227,800	19,237,710
FRANCE - 0.8%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA	8,600	2,251,378
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA	287,600	32,878,858
Remy Cointreau SA	53,447	3,063,387
		35,942,245
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	276,900	47,895,814
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	271,300	10,592,051
TOTAL FRANCE		96,681,488
GERMANY - 1.5%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Puma SE	336,054	10,545,448
Information Technology - 1.4%
Software - 1.4%
SAP SE ADR	596,245	164,599,395
TOTAL GERMANY		175,144,843
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	132,900	8,059,056
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (b)	2,210,200	12,750,895
NETHERLANDS - 1.0%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	1,826,200	50,936,777
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Koninklijke Philips NV depository receipt (b)	1,009,038	27,829,268
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	11,400	8,428,134
BE Semiconductor Industries NV	173,800	22,483,425
		30,911,559
TOTAL NETHERLANDS		109,677,604
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	765,300	12,808,190
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (c)(d)	905,000	30,311,340
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aena SME SA (c)(d)	5,500	1,189,068
TOTAL SPAIN		31,500,408
SWITZERLAND - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	3,082	1,080,180
Pharmaceuticals - 0.0%
Galderma Group AG (e)	29,620	3,600,257
TOTAL SWITZERLAND		4,680,437
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	361,400	75,648,248
UNITED KINGDOM - 1.2%
Consumer Staples - 0.5%
Beverages - 0.3%
Diageo PLC ADR	301,911	36,220,263
Tobacco - 0.2%
British American Tobacco PLC ADR	535,300	21,219,292
TOTAL CONSUMER STAPLES		57,439,555

Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	495,200	23,791,074
Industrials - 0.4%
Professional Services - 0.4%
RELX PLC	897,501	44,566,745
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	884,200	14,778,388
TOTAL UNITED KINGDOM		140,575,762
UNITED STATES - 86.6%
Communication Services - 3.9%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc	484,274	19,075,553
Entertainment - 0.6%
Walt Disney Co/The	540,090	61,062,575
Warner Music Group Corp Class A (b)	372,600	11,848,680
		72,911,255
Interactive Media & Services - 1.9%
Alphabet Inc Class A	397,700	81,138,754
Alphabet Inc Class C	325,800	66,984,480
Meta Platforms Inc Class A	88,400	60,923,512
		209,046,746
Media - 1.2%
Comcast Corp Class A	4,125,912	138,878,198
TOTAL COMMUNICATION SERVICES		439,911,752

Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings Inc	2,100	9,948,876
Churchill Downs Inc	63,100	7,797,897
Domino's Pizza Inc	30,600	13,743,072
Marriott International Inc/MD Class A1	113,623	33,017,708
Starbucks Corp	336,360	36,219,245
		100,726,798
Household Durables - 0.1%
Whirlpool Corp (b)	117,794	12,369,548
Specialty Retail - 0.8%
Lowe's Cos Inc (h)	345,914	89,951,477
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	183,800	14,134,220
TOTAL CONSUMER DISCRETIONARY		217,182,043

Consumer Staples - 4.7%
Beverages - 1.6%
Coca-Cola Co/The	1,544,510	98,045,495
Keurig Dr Pepper Inc	2,422,000	77,746,200
PepsiCo Inc	13,100	1,974,039
		177,765,734
Consumer Staples Distribution & Retail - 1.1%
Sysco Corp	453,636	33,079,137
Target Corp	234,300	32,312,313
Walmart Inc (h)	583,100	57,237,096
		122,628,546
Food Products - 0.0%
Lamb Weston Holdings Inc	102,800	6,161,832
Household Products - 0.1%
Colgate-Palmolive Co	62,300	5,401,410
Procter & Gamble Co/The	68,900	11,436,711
		16,838,121
Personal Care Products - 1.7%
Estee Lauder Cos Inc/The Class A	315,800	26,347,194
Haleon PLC ADR	7,816,011	74,017,624
Kenvue Inc	4,203,508	89,492,685
		189,857,503
Tobacco - 0.2%
Philip Morris International Inc	189,000	24,607,800
TOTAL CONSUMER STAPLES		537,859,536

Energy - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Enterprise Products Partners LP	217,800	7,111,170
Exxon Mobil Corp	5,918,177	632,238,849
Shell PLC ADR	3,201,600	210,825,360
		850,175,379
Financials - 20.3%
Banks - 14.2%
Bank of America Corp	7,253,436	335,834,087
Citigroup Inc	158,400	12,898,512
JPMorgan Chase & Co	503,975	134,712,518
M&T Bank Corp	363,094	73,069,037
PNC Financial Services Group Inc/The	728,601	146,412,371
Truist Financial Corp	98,300	4,681,045
US Bancorp	2,387,337	114,066,962
Wells Fargo & Co (h)	10,019,970	789,573,636
		1,611,248,168
Capital Markets - 2.3%
Charles Schwab Corp/The	59,000	4,880,480
Intercontinental Exchange Inc	12,600	2,013,858
KKR & Co Inc Class A	570,552	95,322,123
Moody's Corp	23,900	11,936,616
Morgan Stanley	45,051	6,236,410
MSCI Inc	1,900	1,133,863
Northern Trust Corp	1,017,953	114,305,942
Raymond James Financial Inc	151,070	25,452,274
		261,281,566
Financial Services - 2.7%
Apollo Global Management Inc	29,100	4,975,518
Global Payments Inc	204,500	23,077,825
Mastercard Inc Class A	66,567	36,973,309
Visa Inc Class A	722,175	246,839,415
		311,866,067
Insurance - 1.1%
American Financial Group Inc/OH	32,600	4,451,855
Arthur J Gallagher & Co	130,100	39,266,782
Chubb Ltd	110,356	30,003,589
Marsh & McLennan Cos Inc	168,770	36,602,838
The Travelers Companies, Inc.	77,627	19,032,588
		129,357,652
TOTAL FINANCIALS		2,313,753,453

Health Care - 9.9%
Biotechnology - 0.1%
Gilead Sciences Inc	80,900	7,863,479
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	179,700	22,989,021
Becton Dickinson & Co	137,011	33,923,924
Boston Scientific Corp (e)	1,594,322	163,194,800
		220,107,745
Health Care Providers & Services - 4.4%
Cardinal Health Inc	375,111	46,386,226
Cigna Group/The	376,454	110,756,531
Humana Inc	161,900	47,473,937
McKesson Corp	136,434	81,144,122
UnitedHealth Group Inc	403,187	218,724,916
		504,485,732
Life Sciences Tools & Services - 0.6%
Danaher Corp	274,503	61,142,798
Thermo Fisher Scientific Inc	10,700	6,395,925
		67,538,723
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co	1,454,836	85,762,582
Eli Lilly & Co	96,748	78,470,368
GSK PLC ADR	2,270,128	80,067,415
Johnson & Johnson	465,366	70,805,437
Royalty Pharma PLC Class A	438,900	13,860,462
Zoetis Inc Class A	13,900	2,375,510
		331,341,774
TOTAL HEALTH CARE		1,131,337,453

Industrials - 15.4%
Aerospace & Defense - 7.8%
Boeing Co (e)	1,175,420	207,485,138
GE Aerospace (h)	2,883,611	587,016,691
General Dynamics Corp	153,261	39,385,012
Howmet Aerospace Inc	94,800	11,999,784
Huntington Ingalls Industries Inc	163,584	32,268,580
Textron Inc	184,400	14,108,444
		892,263,649
Air Freight & Logistics - 1.1%
Expeditors International of Washington Inc	8,400	954,072
United Parcel Service Inc Class B	1,082,899	123,699,553
		124,653,625
Building Products - 0.0%
A O Smith Corp	17,000	1,144,100
Commercial Services & Supplies - 0.7%
GFL Environmental Inc Subordinate Voting Shares	1,562,900	67,426,174
Veralto Corp	80,201	8,291,981
		75,718,155
Electrical Equipment - 2.8%
AMETEK Inc	36,600	6,754,896
GE Vernova Inc	758,977	283,007,344
Regal Rexnord Corp	153,800	24,412,674
Rockwell Automation Inc	19,318	5,378,711
		319,553,625
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	659,809	37,668,496
Machinery - 1.8%
Allison Transmission Holdings Inc	402,000	47,251,080
Cummins Inc	57,976	20,653,950
Deere & Co	53,300	25,400,648
Donaldson Co Inc	861,212	61,309,682
Nordson Corp	158,527	34,910,816
Otis Worldwide Corp	87,573	8,356,216
Stanley Black & Decker Inc	87,618	7,716,517
		205,598,909
Trading Companies & Distributors - 0.9%
Watsco Inc	189,291	90,592,780
Wesco International Inc	88,600	16,391,000
		106,983,780
TOTAL INDUSTRIALS		1,763,584,339

Information Technology - 19.3%
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp/DE	61,064	12,160,285
IT Services - 0.6%
Amdocs Ltd	302,900	26,712,751
IBM Corporation	175,542	44,886,089
		71,598,840
Semiconductors & Semiconductor Equipment - 7.6%
Analog Devices Inc	143,508	30,407,910
Applied Materials Inc	178,300	32,156,405
Broadcom Inc	573,400	126,876,218
Lam Research Corp	401,300	32,525,365
Marvell Technology Inc	1,392,286	157,133,398
Microchip Technology Inc	56,900	3,089,670
Micron Technology Inc	229,000	20,893,960
NVIDIA Corp	3,336,150	400,571,531
QUALCOMM Inc	216,000	37,352,880
Teradyne Inc	191,000	22,115,890
		863,123,227
Software - 8.2%
Intuit Inc	92,800	55,820,128
Microsoft Corp (h)	1,923,382	798,318,933
Oracle Corp	446,700	75,965,802
		930,104,863
Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc	1,346,202	317,703,672
Dell Technologies Inc Class C	40,400	4,185,440
		321,889,112
TOTAL INFORMATION TECHNOLOGY		2,198,876,327

Materials - 0.3%
Chemicals - 0.3%
Air Products and Chemicals Inc	70,000	23,468,200
International Flavors & Fragrances Inc	35,300	3,074,277
PPG Industries Inc	54,322	6,267,672
Sherwin-Williams Co/The	14,400	5,157,504
		37,967,653
Real Estate - 1.2%
Industrial REITs - 0.0%
Terreno Realty Corp	90,300	5,907,426
Residential REITs - 0.2%
Sun Communities Inc	140,400	17,760,600
Specialized REITs - 1.0%
American Tower Corp	322,678	59,679,296
Crown Castle Inc	596,400	53,246,592
Public Storage Operating Co	2,400	716,352
		113,642,240
TOTAL REAL ESTATE		137,310,266

Utilities - 2.3%
Electric Utilities - 2.2%
Constellation Energy Corp	33,913	10,173,222
Duke Energy Corp	201,121	22,523,541
Edison International	226,600	12,236,400
Entergy Corp	284,926	23,101,800
Eversource Energy	328,700	18,959,416
Exelon Corp	155,840	6,233,600
FirstEnergy Corp	125,300	4,986,940
NextEra Energy Inc	53,800	3,849,927
PG&E Corp	270,900	4,239,585
Southern Co/The	1,695,866	142,367,951
		248,672,382
Multi-Utilities - 0.1%
Sempra	190,792	15,822,381
TOTAL UTILITIES		264,494,763

TOTAL UNITED STATES		9,892,452,964
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (e)	6,055,100	75,785,096
TOTAL COMMON STOCKS (Cost $6,006,324,063)		10,946,245,391

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Snap Inc 0.125% 3/1/2028 (Cost $10,464,412)	13,064,000	10,862,716

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Industrials - 0.9%
Aerospace & Defense - 0.9%
Boeing Co 6% (Cost $92,246,401)	1,775,900	107,832,648

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	345,585,032	345,654,149
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	26,746,841	26,749,516
TOTAL MONEY MARKET FUNDS (Cost $372,403,665)			372,403,665

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $6,481,438,541)	11,437,344,420
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(19,709,479)
NET ASSETS - 100.0%	11,417,634,941

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	1,422	28,947,654	230.00	05/16/25	(547,470)
GE Aerospace	Chicago Board Options Exchange	1,425	29,008,725	230.00	06/20/25	(812,250)
GE Aerospace	Chicago Board Options Exchange	1,426	29,029,082	195.00	03/21/25	(1,903,710)
Lowes Cos Inc	Chicago Board Options Exchange	301	7,827,204	280.00	03/21/25	(90,752)
Microsoft Corp	Chicago Board Options Exchange	900	37,355,400	465.00	03/21/25	(129,600)
Walmart Inc	Chicago Board Options Exchange	1,729	16,971,864	100.00	02/21/25	(372,600)
Wells Fargo & Co	Chicago Board Options Exchange	4,943	38,950,840	85.00	04/17/25	(652,476)
Wells Fargo & Co	Chicago Board Options Exchange	5,022	39,573,360	82.00	04/17/25	(1,054,620)

						(5,563,478)
TOTAL WRITTEN OPTIONS						(5,563,478)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $31,500,408 or 0.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,500,408 or 0.3% of net assets.

(e)	Non-income producing
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $227,664,129.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	160,733,873	669,146,318	484,226,042	7,498,059	-	-	345,654,149	345,585,032	0.6%
Fidelity Securities Lending Cash Central Fund	16,822,980	468,550,086	458,623,550	102,002	-	-	26,749,516	26,746,841	0.1%
Total	177,556,853	1,137,696,404	942,849,592	7,600,061	-	-	372,403,665	372,331,873

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	521,159,869	439,911,752	81,248,117	-
Consumer Discretionary	229,978,869	217,182,043	12,796,826	-
Consumer Staples	643,992,231	631,241,336	12,750,895	-
Energy	1,014,773,131	1,001,964,941	12,808,190	-
Financials	2,386,031,652	2,362,240,578	23,791,074	-
Health Care	1,282,109,927	1,282,109,927	-	-
Industrials	1,857,235,966	1,764,773,407	92,462,559	-
Information Technology	2,495,405,968	2,484,813,917	10,592,051	-
Materials	113,752,749	113,752,749	-	-
Real Estate	137,310,266	137,310,266	-	-
Utilities	264,494,763	264,494,763	-	-

Convertible Corporate Bonds
Communication Services	10,862,716	-	10,862,716	-

Convertible Preferred Stocks
Industrials	107,832,648	-	107,832,648	-

Money Market Funds	372,403,665	372,403,665	-	-
Total Investments in Securities:	11,437,344,420	11,072,199,344	365,145,076	-
Derivative Instruments:

Liabilities
Written Options	(5,563,478)	(5,563,478)	-	-
Total Liabilities	(5,563,478)	(5,563,478)	-	-
Total Derivative Instruments:	(5,563,478)	(5,563,478)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(5,563,478)
Total Equity Risk	0	(5,563,478)
Total Value of Derivatives	0	(5,563,478)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,286,077) - See accompanying schedule:
Unaffiliated issuers (cost $6,109,034,876)	$11,064,940,755
Fidelity Central Funds (cost $372,403,665)	372,403,665

Total Investment in Securities (cost $6,481,438,541)		$11,437,344,420
Cash		192,979
Foreign currency held at value (cost $139,917)		139,917
Receivable for investments sold		26,363,855
Receivable for fund shares sold		3,047,600
Dividends receivable		6,458,998
Interest receivable		6,804
Distributions receivable from Fidelity Central Funds		1,206,497
Prepaid expenses		7,880
Other receivables		68,038
Total assets		11,474,836,988
Liabilities
Payable for investments purchased	$14,080,272
Payable for fund shares redeemed	5,577,965
Accrued management fee	4,845,990
Written options, at value (premium received $4,203,373)	5,563,478
Other payables and accrued expenses	384,826
Collateral on securities loaned	26,749,516
Total liabilities		57,202,047
Net Assets		$11,417,634,941
Net Assets consist of:
Paid in capital		$6,334,144,994
Total accumulated earnings (loss)		5,083,489,947
Net Assets		$11,417,634,941

Net Asset Value and Maximum Offering Price
Growth and Income :
Net Asset Value, offering price and redemption price per share ($9,920,531,379 ÷ 154,478,737 shares)		$64.22
Class K :
Net Asset Value, offering price and redemption price per share ($1,497,103,562 ÷ 23,341,652 shares)		$64.14
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$91,974,141
Interest		1,715,587
Income from Fidelity Central Funds (including $102,002 from security lending)		7,600,061
Total income		101,289,789
Expenses
Management fee	$28,537,755
Custodian fees and expenses	294,497
Independent trustees' fees and expenses	24,081
Registration fees	45,984
Audit fees	44,606
Legal	9,411
Miscellaneous	16,637
Total expenses before reductions	28,972,971
Expense reductions	(18,519)
Total expenses after reductions		28,954,452
Net Investment income (loss)		72,335,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	343,017,623
Foreign currency transactions	(38,788)
Written options	12,824,655
Total net realized gain (loss)		355,803,490
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	491,608,073
Assets and liabilities in foreign currencies	(29,853)
Written options	(2,511,878)
Total change in net unrealized appreciation (depreciation)		489,066,342
Net gain (loss)		844,869,832
Net increase (decrease) in net assets resulting from operations		$917,205,169
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,335,337	$149,007,941
Net realized gain (loss)	355,803,490	499,594,591
Change in net unrealized appreciation (depreciation)	489,066,342	1,234,252,892
Net increase (decrease) in net assets resulting from operations	917,205,169	1,882,855,424
Distributions to shareholders	(653,875,324)	(367,129,629)

Share transactions - net increase (decrease)	397,275,839	(115,748,114)
Total increase (decrease) in net assets	660,605,684	1,399,977,681

Net Assets
Beginning of period	10,757,029,257	9,357,051,576
End of period	$11,417,634,941	$10,757,029,257

Financial Highlights
Fidelity® Growth & Income Portfolio

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$62.78	$54.20	$48.92	$51.87	$38.15	$38.98
Income from Investment Operations
Net investment income (loss) A,B	.41	.85	.84	.76	.78	.83
Net realized and unrealized gain (loss)	4.82	9.84	6.13	(.61)	14.49	(.37)
Total from investment operations	5.23	10.69	6.97	.15	15.27	.46
Distributions from net investment income	(.47)	(.84)	(.86)	(1.06)	(.79)	(.84)
Distributions from net realized gain	(3.32)	(1.27)	(.83)	(2.05)	(.75)	(.46)
Total distributions	(3.79)	(2.11)	(1.69)	(3.10) C	(1.55) C	(1.29) C
Net asset value, end of period	$64.22	$62.78	$54.20	$48.92	$51.87	$38.15
Total Return D,E	8.65%	20.41%	14.77%	.26%	41.01%	1.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53% H	.56%	.58%	.57%	.58%	.60%
Expenses net of fee waivers, if any	.53 % H	.56%	.58%	.57%	.58%	.60%
Expenses net of all reductions	.53% H	.56%	.58%	.57%	.58%	.60%
Net investment income (loss)	1.30% H	1.52%	1.71%	1.51%	1.71%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$9,920,531	$9,390,438	$8,277,107	$7,360,433	$7,218,934	$5,451,158
Portfolio turnover rate I	14 % H	19%	13%	12%	16%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Growth & Income Portfolio Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$62.71	$54.14	$48.86	$51.82	$38.11	$38.94
Income from Investment Operations
Net investment income (loss) A,B	.43	.90	.89	.81	.81	.86
Net realized and unrealized gain (loss)	4.82	9.83	6.13	(.62)	14.48	(.35)
Total from investment operations	5.25	10.73	7.02	.19	15.29	.51
Distributions from net investment income	(.50)	(.89)	(.91)	(1.10)	(.83)	(.88)
Distributions from net realized gain	(3.32)	(1.27)	(.83)	(2.05)	(.75)	(.46)
Total distributions	(3.82)	(2.16)	(1.74)	(3.15)	(1.58)	(1.34)
Net asset value, end of period	$64.14	$62.71	$54.14	$48.86	$51.82	$38.11
Total Return C,D	8.69%	20.52%	14.89%	.33%	41.15%	1.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.47%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.46 % G	.47%	.48%	.48%	.49%	.50%
Expenses net of all reductions	.46% G	.47%	.48%	.48%	.49%	.50%
Net investment income (loss)	1.37% G	1.61%	1.80%	1.60%	1.80%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,497,104	$1,366,591	$1,079,945	$323,298	$850,210	$1,019,860
Portfolio turnover rate H	14 % G	19%	13%	12%	16%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth & Income Portfolio	$4,405

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,185,940,432
Gross unrealized depreciation	(240,019,929)
Net unrealized appreciation (depreciation)	$4,945,920,503
Tax cost	$6,490,063,812

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth & Income Portfolio	756,208,700	1,068,328,418
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth and Income	.54
Class K	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Growth and Income	.52
Class K	.45

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth & Income Portfolio	11,430

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth & Income Portfolio	61,068,514	54,984,098	19,083,073
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Growth & Income Portfolio	7,060
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth & Income Portfolio	11,163	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $18,519.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Growth & Income Portfolio
Distributions to shareholders
Growth and Income	$569,530,855	$319,193,522
Class K	84,344,469	47,936,107
Total	$653,875,324	$367,129,629
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Growth & Income Portfolio
Growth and Income
Shares sold	5,650,266	8,417,930	$359,081,431	$472,938,094
Reinvestment of distributions	8,437,813	5,440,339	523,279,024	293,666,836
Shares redeemed	(9,189,075)	(17,002,654)	(582,263,007)	(945,060,182)
Net increase (decrease)	4,899,004	(3,144,385)	$300,097,448	$(178,455,252)
Class K
Shares sold	1,773,546	7,673,564	$113,137,002	$401,664,662
Reinvestment of distributions	1,361,540	886,296	84,344,469	47,936,107
Shares redeemed	(1,584,941)	(6,715,091)	(100,303,080)	(386,893,631)
Net increase (decrease)	1,550,145	1,844,769	$97,178,391	$62,707,138
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

14. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Growth & Income Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on March 20, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Growth & Income Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Advisor Growth & Income Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Growth & Income Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity Advisor Growth & Income Fund shareholder approval and is expected to become effective during March 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Growth & Income Portfolio
At its October 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its October 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the projected total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of Class A, Class C, Class I, and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure and that the estimated total net expense ratio of Class M of the fund is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure primarily because of higher 12b-1 fees.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.700483.128
GAI-SANN-0425
Fidelity® OTC Portfolio

Semi-Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® OTC Portfolio
Consolidated Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (a)	52,691	101,282,113
CANADA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	163,706	2,367,702
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	467,932	54,654,458
TOTAL CANADA		57,022,160
CHINA - 0.5%
Communication Services - 0.0%
Entertainment - 0.0%
Netease Inc ADR	14,461	1,487,314
Interactive Media & Services - 0.0%
Tencent Holdings Ltd ADR	81,889	4,341,755
TOTAL COMMUNICATION SERVICES		5,829,069

Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	6,263	619,035
JD.com Inc A Shares	8,495	172,795
PDD Holdings Inc Class A ADR (a)	217,544	24,345,349
		25,137,179
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (b)(c)	10,036,067	18,064,921
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	552,488	115,221,372
TOTAL CHINA		164,252,541
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	269,166	35,169,230
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (a)	210,187	66,941
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Circle Internet Financial LLC (b)	1,272,556	34,766,230
Circle Internet Financial LLC (b)	391,560	10,697,419

TOTAL IRELAND		45,463,649
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (a)	246,710	14,775,462
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	1,079,240	38,421,512
NETHERLANDS - 1.1%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (a)	320,526	209,986,199
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	142,717	105,512,105
BE Semiconductor Industries NV	480,815	62,200,046
		167,712,151
TOTAL NETHERLANDS		377,698,350
TAIWAN - 3.1%
Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 3.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	4,708,137	985,507,237
UNITED KINGDOM - 0.4%
Consumer Staples - 0.1%
Beverages - 0.1%
Diageo PLC	748,837	22,308,187
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC ADR	1,540,777	109,025,381
TOTAL UNITED KINGDOM		131,333,568
UNITED STATES - 90.9%
Communication Services - 21.6%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings Inc Class A (a)(b)	331,308	3
Entertainment - 2.9%
Electronic Arts Inc	2,301	282,815
Netflix Inc (a)	981,535	958,724,127
Take-Two Interactive Software Inc (a)	11,388	2,112,588
		961,119,530
Interactive Media & Services - 17.7%
Alphabet Inc Class A	12,807,176	2,612,920,049
Alphabet Inc Class C	5,029,439	1,034,052,658
Epic Games Inc (a)(b)(c)	77,600	52,652,376
Meta Platforms Inc Class A	2,312,595	1,593,794,222
Reddit Inc Class A	2,717,316	542,240,408
Vimeo Inc Class A (a)	278,566	1,869,178
		5,837,528,891
Media - 0.3%
Charter Communications Inc Class A (a)	171,748	59,337,217
Comcast Corp Class A	1,388,309	46,730,480
		106,067,697
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	945,909	220,368,420
Consumer Discretionary - 11.6%
Automobiles - 0.4%
Rivian Automotive Inc Class A (a)	12,878	161,747
Tesla Inc (a)	325,258	131,599,387
		131,761,134
Broadline Retail - 9.0%
Amazon.com Inc (a)	12,463,967	2,962,435,677
ContextLogic Inc Class A (a)	4,849	37,676
Etsy Inc (a)	135,404	7,435,034
		2,969,908,387
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (a)	151,825	55,262,781
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (a)	18,825	2,469,275
Churchill Downs Inc	294,457	36,388,996
Domino's Pizza Inc	505,815	227,171,633
Hilton Worldwide Holdings Inc	75,886	19,432,128
Marriott International Inc/MD Class A1	42,103	12,234,711
Starbucks Corp	184,151	19,829,380
		317,526,123
Specialty Retail - 0.8%
Lowe's Cos Inc	806,346	209,682,214
Ross Stores Inc	458,808	69,078,132
ThredUp Inc Class A (a)(d)	85,750	187,793
		278,948,139
Textiles, Apparel & Luxury Goods - 0.2%
Figs Inc Class A (a)	44,654	254,081
Kontoor Brands Inc	5,764	529,423
Lululemon Athletica Inc (a)	185,475	76,823,746
		77,607,250
TOTAL CONSUMER DISCRETIONARY		3,831,013,814

Consumer Staples - 2.2%
Beverages - 1.6%
Keurig Dr Pepper Inc	8,895,403	285,542,436
Monster Beverage Corp (a)	4,598,736	224,004,431
		509,546,867
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp	93,828	91,940,181
Dollar Tree Inc (a)	284,702	20,882,891
		112,823,072
Food Products - 0.3%
Mondelez International Inc	1,732,898	100,490,755
Personal Care Products - 0.0%
Honest Co Inc/The (a)	156,398	1,002,511
TOTAL CONSUMER STAPLES		723,863,205

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Diamondback Energy Inc	50,830	8,354,419
EOG Resources Inc	13,576	1,707,725
Exxon Mobil Corp	3,582,500	382,718,475
		392,780,619
Financials - 1.8%
Banks - 0.1%
Huntington Bancshares Inc/OH	2,181,056	37,514,163
Wintrust Financial Corp	43,431	5,681,209
		43,195,372
Capital Markets - 0.4%
Coinbase Global Inc Class A (a)	278,321	81,083,257
Moody's Corp	98,350	49,119,924
S&P Global Inc	675	351,952
		130,555,133
Financial Services - 1.3%
Mastercard Inc Class A	738,764	410,331,689
PayPal Holdings Inc (a)	168,864	14,957,973
		425,289,662
TOTAL FINANCIALS		599,040,167

Health Care - 6.3%
Biotechnology - 2.5%
Alnylam Pharmaceuticals Inc (a)	1,429,369	387,802,104
Exact Sciences Corp (a)	1,474,685	82,656,094
GRAIL Inc (d)	6,414	194,216
Ionis Pharmaceuticals Inc (a)	31,376	1,000,894
Legend Biotech Corp ADR (a)	102,019	3,886,924
Regeneron Pharmaceuticals Inc (a)	526,693	354,453,855
Trevena Inc (a)(d)	707	1,181
		829,995,268
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp (a)	3,137,218	321,125,634
Dexcom Inc (a)	356,955	30,994,403
Inspire Medical Systems Inc (a)	305,842	59,180,427
Insulet Corp (a)	1,352,496	376,507,836
Intuitive Surgical Inc (a)	166,827	95,405,025
Neuronetics Inc (a)(d)	38,218	118,476
Outset Medical Inc (a)	39,619	31,695
Pulmonx Corp (a)	25,851	146,834
TransMedics Group Inc (a)	363,868	24,579,283
		908,089,613
Health Care Technology - 0.2%
Certara Inc (a)	220,940	3,143,976
Veeva Systems Inc Class A (a)	299,321	69,819,617
		72,963,593
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (a)	799,366	11,990,490
Bruker Corp	2,085,573	121,276,070
Danaher Corp	441,002	98,228,785
Illumina Inc (a)	38,486	5,108,632
Seer Inc Class A (a)	582,754	1,392,782
Thermo Fisher Scientific Inc	21,734	12,991,499
		250,988,258
Pharmaceuticals - 0.0%
Elanco Animal Health Inc (a)	87,875	1,057,136
TherapeuticsMD Inc (a)(d)	6,773	7,315
		1,064,451
TOTAL HEALTH CARE		2,063,101,183

Industrials - 2.2%
Aerospace & Defense - 1.3%
Space Exploration Technologies Corp (a)(b)(c)	2,038,183	377,063,856
Space Exploration Technologies Corp Class C (a)(b)(c)	106,017	19,613,145
		396,677,001
Commercial Services & Supplies - 0.0%
Veralto Corp	15,779	1,631,391
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	77,394	1,968,129
Ground Transportation - 0.6%
CSX Corp	283,470	9,317,659
Uber Technologies Inc (a)	2,966,228	198,292,342
		207,610,001
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (a)(d)	79,666	124,279
Wheels Up Experience Inc Class A rights (a)(b)	11,102	0
Wheels Up Experience Inc Stage 1 rights (a)(b)	11,102	0
Wheels Up Experience Inc Stage 3 rights (a)(b)	11,103	0
		124,279
Professional Services - 0.3%
Verisk Analytics Inc	369,685	106,262,256
TOTAL INDUSTRIALS		714,273,057

Information Technology - 42.7%
Communications Equipment - 1.8%
Arista Networks Inc	1,971,382	227,162,347
Cisco Systems Inc	5,964,141	361,426,945
		588,589,292
IT Services - 0.9%
Gartner Inc (a)	350,744	190,394,366
MongoDB Inc Class A (a)	279,170	76,302,744
Twilio Inc Class A (a)	910	133,388
X Holdings Corp Class A (a)(b)(c)	709,150	22,380,774
		289,211,272
Semiconductors & Semiconductor Equipment - 18.2%
Advanced Micro Devices Inc (a)	52,091	6,039,951
Analog Devices Inc	449,798	95,307,698
Applied Materials Inc	259,781	46,851,503
Astera Labs Inc (a)	52,202	5,294,327
Broadcom Inc	3,059,206	676,910,512
Lam Research Corp	1,409,801	114,264,371
Marvell Technology Inc	11,429,137	1,289,892,402
Micron Technology Inc	3,358,315	306,412,661
NVIDIA Corp	28,446,246	3,415,540,758
QUALCOMM Inc	74,531	12,888,646
Skyworks Solutions Inc	92,298	8,192,370
		5,977,595,199
Software - 9.9%
Adobe Inc (a)	303,358	132,703,957
Appfolio Inc Class A (a)	50,148	11,730,119
Atom Tickets LLC (a)(b)(c)(e)	516,103	5
Autodesk Inc (a)	178,686	55,632,099
Cadence Design Systems Inc (a)	905,247	269,419,612
Dropbox Inc Class A (a)	190,495	6,124,414
Dynatrace Inc (a)	9,049	522,580
Figma Inc Class A (b)(c)	234,100	6,177,899
HubSpot Inc (a)	151,543	118,132,315
Intuit Inc	259,242	155,936,655
Microsoft Corp	5,865,605	2,434,578,011
Roper Technologies Inc	104,701	60,271,131
Salesforce Inc	8,485	2,899,325
Stripe Inc Class B (a)(b)(c)	91,800	2,726,460
Synopsys Inc (a)	18,255	9,592,637
		3,266,447,219
Technology Hardware, Storage & Peripherals - 11.9%
Apple Inc	16,466,879	3,886,183,444
Western Digital Corp (a)	282,267	18,384,050
		3,904,567,494
TOTAL INFORMATION TECHNOLOGY		14,026,410,476

Materials - 0.1%
Chemicals - 0.1%
Linde PLC	99,442	44,363,064
Real Estate - 0.3%
Specialized REITs - 0.3%
Equinix Inc	93,446	85,377,872
Utilities - 0.9%
Electric Utilities - 0.3%
Constellation Energy Corp	276,590	82,971,468
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	1,253,539	210,632,158
TOTAL UTILITIES		293,603,626

TOTAL UNITED STATES		29,898,911,624
TOTAL COMMON STOCKS (Cost $12,678,769,841)		31,849,904,387

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	130,752	32,382,040
UNITED STATES - 1.1%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Waymo LLC (b)(c)	513,288	38,938,028
Waymo LLC Series A2 (a)(b)(c)	103,940	6,441,161
Waymo LLC Series B2 (a)(b)(c)	178,470	11,418,511
		56,797,700
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	3,300	815,166
TOTAL CONSUMER DISCRETIONARY		57,612,866

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(b)(c)	79,348	5,905,872
Industrials - 0.9%
Aerospace & Defense - 0.9%
Anduril Industries Inc (b)(c)	1,478,951	37,151,249
Space Exploration Technologies Corp Series G (a)(b)(c)	62,037	114,768,450
Space Exploration Technologies Corp Series H (a)(b)(c)	65,670	121,489,500
		273,409,199
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (a)(b)(c)	315,830	9,380,151
TOTAL UNITED STATES		346,308,088
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $144,787,062)		378,690,128

Domestic Equity Funds - 1.6%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $543,949,270)	1,035,300	540,726,837

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (a)(b)(c) (Cost $10,010,851)	30,303	6,600,599

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	27,468,654	27,474,148
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	510,165	510,216
TOTAL MONEY MARKET FUNDS (Cost $27,984,364)			27,984,364

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $13,405,501,388)	32,803,906,315
NET OTHER ASSETS (LIABILITIES) - 0.3%	109,563,233
NET ASSETS - 100.0%	32,913,469,548

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $883,970,163 or 2.7% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc	8/07/24	32,147,366

Ant International Co Ltd Class C	5/16/18	38,251,213

Atom Tickets LLC	8/15/17	3,000,004

ByteDance Ltd Series E1	11/18/20	14,327,043

Castle Creek Biosciences Inc Series A4	9/29/16	10,010,851

Discord Inc Series I	9/15/21	1,817,061

Epic Games Inc	7/13/20 - 3/29/21	61,546,000

Figma Inc Class A	5/15/24	5,429,481

Space Exploration Technologies Corp	10/16/15 - 12/09/24	21,570,984

Space Exploration Technologies Corp Class C	9/11/17 - 12/09/24	5,858,746

Space Exploration Technologies Corp Series G	1/20/15	4,805,386

Space Exploration Technologies Corp Series H	8/04/17	8,865,450

Stripe Inc Class B	5/18/21	3,683,785

Stripe Inc Series H	3/15/21 - 5/25/23	12,672,679

Tenstorrent Holdings Inc Series C1	4/23/21	4,717,626

Waymo LLC	10/18/24	40,139,789

Waymo LLC Series A2	5/08/20	8,925,037

Waymo LLC Series B2	6/11/21	16,369,625

X Holdings Corp Class A	10/27/21	54,254,583

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,912,379,104	948,738,467	2,833,643,423	3,525,347	-	-	27,474,148	27,468,654	0.0%
Fidelity Securities Lending Cash Central Fund	38,187,555	662,535,608	700,212,947	62,582	-	-	510,216	510,165	0.0%
Total	1,950,566,659	1,611,274,075	3,533,856,370	3,587,929	-	-	27,984,364	27,978,819

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	7,130,913,610	7,078,261,231	-	52,652,379
Consumer Discretionary	3,972,208,568	3,972,035,773	172,795	-
Consumer Staples	746,171,392	723,863,205	22,308,187	-
Energy	395,148,321	395,148,321	-	-
Financials	662,568,737	599,040,167	-	63,528,570
Health Care	2,417,348,934	2,417,348,934	-	-
Industrials	714,273,057	317,596,056	-	396,677,001
Information Technology	15,387,927,206	15,318,220,556	38,421,512	31,285,138
Materials	44,363,064	44,363,064	-	-
Real Estate	85,377,872	85,377,872	-	-
Utilities	293,603,626	293,603,626	-	-

Convertible Preferred Stocks
Communication Services	32,382,040	-	-	32,382,040
Consumer Discretionary	57,612,866	-	-	57,612,866
Financials	5,905,872	-	-	5,905,872
Industrials	273,409,199	-	-	273,409,199
Information Technology	9,380,151	-	-	9,380,151

Domestic Equity Funds	540,726,837	540,726,837	-	-

Non-Convertible Preferred Stocks
Health Care	6,600,599	-	-	6,600,599

Money Market Funds	27,984,364	27,984,364	-	-
Total Investments in Securities:	32,803,906,315	31,813,570,006	60,902,494	929,433,815
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$375,531,416
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	163,295,991
Cost of Purchases	5,315,681
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$544,143,088
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$163,295,991
Convertible Preferred Stocks
Beginning Balance	$206,477,270
Net Realized Gain (Loss) on Investment Securities	659,197
Net Unrealized Gain (Loss) on Investment Securities	99,925,703
Cost of Purchases	72,287,155
Proceeds of Sales	(659,197)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$378,690,128
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$99,925,703
Non-Convertible Preferred Stocks
Beginning Balance	$6,833,023
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(232,424)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$6,600,599
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(232,424)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $440,496) - See accompanying schedule:
Unaffiliated issuers (cost $13,377,517,024)	$32,775,921,951
Fidelity Central Funds (cost $27,984,364)	27,984,364

Total Investment in Securities (cost $13,405,501,388)		$32,803,906,315
Foreign currency held at value (cost $147,933)		147,933
Receivable for investments sold		557,275,969
Receivable for fund shares sold		8,194,911
Dividends receivable		2,318,131
Interest receivable		48
Distributions receivable from Fidelity Central Funds		136,639
Prepaid expenses		23,481
Other receivables		655,042
Total assets		33,372,658,469
Liabilities
Payable for investments purchased	$416,890,692
Payable for fund shares redeemed	21,119,958
Accrued management fee	19,953,344
Distribution and service plan fees payable	925
Other payables and accrued expenses	737,577
Collateral on securities loaned	486,425
Total liabilities		459,188,921
Net Assets		$32,913,469,548
Net Assets consist of:
Paid in capital		$12,772,434,002
Total accumulated earnings (loss)		20,141,035,546
Net Assets		$32,913,469,548

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,178,874 ÷ 99,588 shares)(a)		$21.88
Maximum offering price per share (100/94.25 of $21.88)		$23.21
Class M :
Net Asset Value and redemption price per share ($1,056,756 ÷ 48,284 shares)(a)		$21.89
Maximum offering price per share (100/96.50 of $21.89)		$22.68
Class C :
Net Asset Value and offering price per share ($150,544 ÷ 6,878 shares)(a)		$21.89
OTC :
Net Asset Value, offering price and redemption price per share ($24,377,267,624 ÷ 1,111,252,600 shares)		$21.94
Class K :
Net Asset Value, offering price and redemption price per share ($8,440,612,467 ÷ 374,796,995 shares)		$22.52
Class I :
Net Asset Value, offering price and redemption price per share ($159,857 ÷ 7,297 shares)		$21.91
Class Z :
Net Asset Value, offering price and redemption price per share ($92,043,426 ÷ 4,203,653 shares)		$21.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$80,628,230
Interest		2,929,916
Income from Fidelity Central Funds (including $62,582 from security lending)		3,587,929
Total income		87,146,075
Expenses
Management fee
Basic fee	$99,780,156
Performance adjustment	5,209,159
Distribution and service plan fees	2,406
Custodian fees and expenses	136,778
Independent trustees' fees and expenses	69,038
Registration fees	157,242
Audit fees	55,023
Legal	18,377
Interest	482,008
Miscellaneous	49,302
Total expenses before reductions	105,959,489
Expense reductions	(107,417)
Total expenses after reductions		105,852,072
Net Investment income (loss)		(18,705,997)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,683,809,489
Redemptions in-kind	165,883,462
Foreign currency transactions	(407,766)
Total net realized gain (loss)		1,849,285,185
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,406,123,157
Assets and liabilities in foreign currencies	(22,750)
Total change in net unrealized appreciation (depreciation)		2,406,100,407
Net gain (loss)		4,255,385,592
Net increase (decrease) in net assets resulting from operations		$4,236,679,595
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(18,705,997)	$(27,735,730)
Net realized gain (loss)	1,849,285,185	3,477,170,655
Change in net unrealized appreciation (depreciation)	2,406,100,407	3,230,065,167
Net increase (decrease) in net assets resulting from operations	4,236,679,595	6,679,500,092
Distributions to shareholders	(4,058,936,440)	(16,461,476)

Share transactions - net increase (decrease)	2,159,834,074	(1,513,888,452)
Total increase (decrease) in net assets	2,337,577,229	5,149,150,164

Net Assets
Beginning of period	30,575,892,319	25,426,742,155
End of period	$32,913,469,548	$30,575,892,319

Consolidated Financial Highlights
Fidelity Advisor® OTC Fund Class A

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.04)
Net realized and unrealized gain (loss)	2.15
Total from investment operations	2.11
Distributions from net realized gain	(.71)
Total distributions	(.71)
Net asset value, end of period	$21.88
Total Return D,E,F	10.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.04% I
Expenses net of fee waivers, if any	1.04 % I
Expenses net of all reductions	1.04% I
Net investment income (loss)	(.62)% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,179
Portfolio turnover rate J	55 % I,K

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class M

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.05)
Net realized and unrealized gain (loss)	2.15
Total from investment operations	2.10
Distributions from net realized gain	(.69)
Total distributions	(.69)
Net asset value, end of period	$21.89
Total Return D,E,F	10.23%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.28% I
Expenses net of fee waivers, if any	1.28 % I
Expenses net of all reductions	1.28% I
Net investment income (loss)	(.80)% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,057
Portfolio turnover rate J	55 % I,K

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class C

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.09)
Net realized and unrealized gain (loss)	2.15
Total from investment operations	2.06
Distributions from net realized gain	(.65)
Total distributions	(.65)
Net asset value, end of period	$21.89
Total Return D,E,F	10.04%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.75% I
Expenses net of fee waivers, if any	1.75 % I
Expenses net of all reductions	1.75% I
Net investment income (loss)	(1.32)% I
Supplemental Data
Net assets, end of period (000 omitted)	$151
Portfolio turnover rate J	55 % I,K

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® OTC Portfolio

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.00	$17.29	$14.74	$20.67	$15.61	$12.45
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.02)	- C	(.07)	(.06)	(.01)
Net realized and unrealized gain (loss)	2.87	4.74	3.07	(3.60)	6.21	4.14
Total from investment operations	2.86	4.72	3.07	(3.67)	6.15	4.13
Distributions from net investment income	-	(.01)	-	-	(.01)	-
Distributions from net realized gain	(2.92)	-	(.52)	(2.26)	(1.08)	(.97)
Total distributions	(2.92)	(.01)	(.52)	(2.26)	(1.09)	(.97)
Net asset value, end of period	$21.94	$22.00	$17.29	$14.74	$20.67	$15.61
Total Return D,E	14.36%	27.31%	21.63%	(20.30)%	41.90%	35.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69% H	.76%	.79%	.81%	.80%	.87%
Expenses net of fee waivers, if any	.69 % H	.75%	.79%	.81%	.80%	.87%
Expenses net of all reductions	.69% H	.75%	.78%	.81%	.80%	.87%
Net investment income (loss)	(.14)% H	(.12)%	.03%	(.37)%	(.33)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$24,377,268	$22,787,879	$18,890,289	$16,626,164	$22,272,786	$16,817,413
Portfolio turnover rate I	55 % H,J	37%	15% J	32% J	28% J	48% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® OTC Portfolio Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.51	$17.69	$15.06	$21.06	$15.88	$12.64
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.01)	.02	(.05)	(.05)	- C
Net realized and unrealized gain (loss)	2.96	4.85	3.13	(3.68)	6.33	4.21
Total from investment operations	2.95	4.84	3.15	(3.73)	6.28	4.21
Distributions from net investment income	- C	(.02)	-	-	(.01)	- C
Distributions from net realized gain	(2.94)	-	(.52)	(2.27)	(1.09)	(.97)
Total distributions	(2.94)	(.02)	(.52)	(2.27)	(1.10)	(.97)
Net asset value, end of period	$22.52	$22.51	$17.69	$15.06	$21.06	$15.88
Total Return D,E	14.43%	27.36%	21.71%	(20.21)%	42.05%	35.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.67%	.70%	.73%	.72%	.78%
Expenses net of fee waivers, if any	.62 % H	.67%	.69%	.73%	.71%	.78%
Expenses net of all reductions	.62% H	.67%	.69%	.73%	.71%	.78%
Net investment income (loss)	(.06)% H	(.04)%	.12%	(.29)%	(.25)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$8,440,612	$7,788,013	$6,536,453	$5,707,169	$8,071,580	$7,073,575
Portfolio turnover rate I	55 % H,J	37%	15% J	32% J	28% J	48% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class I

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	2.15
Total from investment operations	2.13
Distributions from net realized gain	(.70)
Total distributions	(.70)
Net asset value, end of period	$21.91
Total Return D,E	10.39%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.75% H
Expenses net of fee waivers, if any	.75 % H
Expenses net of all reductions	.75% H
Net investment income (loss)	(.33)% H
Supplemental Data
Net assets, end of period (000 omitted)	$160
Portfolio turnover rate I	55 % H,J

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class Z

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	2.16
Total from investment operations	2.14
Distributions from net investment income	- D
Distributions from net realized gain	(.72)
Total distributions	(.72)
Net asset value, end of period	$21.90
Total Return E,F	10.44%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.67% I
Expenses net of fee waivers, if any	.67 % I
Expenses net of all reductions	.67% I
Net investment income (loss)	(.25)% I
Supplemental Data
Net assets, end of period (000 omitted)	$92,043
Portfolio turnover rate J	55 % I,K

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 8, 2024. The Fund offers Class A, Class M, Class C, OTC, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$544,143,088	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.3 - 12.8 / 5.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	20.0 - 32.6 / 31.3	Increase
		Book value	Book value multiple	1.7	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	70.0%	Increase
			Discount rate	4.3%	Increase
			Term	1.6	Increase
Convertible Preferred Stocks	$378,690,128	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.3 - 13.2 / 7.8	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	32.6	Increase
		Market approach	Transaction price	$78.20	Increase
		Black scholes	Volatility	75.0% - 80.0% / 75.5%	Increase
			Discount rate	4.3% - 4.4% / 4.4%	Increase
			Term	2.0 - 4.0 / 3.8	Increase
Non-Convertible Preferred Stocks	$6,600,599	Market approach	Transaction price	$215.03	Increase
			Premium rate	5.0%	Increase
		Black scholes	Volatility	85.0%	Increase
			Discount rate	4.4%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity OTC Portfolio	$510,901

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,972,365,372
Gross unrealized depreciation	(644,694,771)
Net unrealized appreciation (depreciation)	$19,327,670,601
Tax cost	$13,476,235,714
The Fund intends to elect to defer to its next fiscal year $23,132,021 of ordinary losses recognized during the period January 1, 2024 to July 31, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity OTC Portfolio	5	-A
A In the amount of less than 0.005%.

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC Portfolio	8,544,085,521	8,698,452,552

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity OTC Portfolio	10,322,379	165,883,462	219,043,133
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
OTC	.68
Class K	.59
Class I	.72
Class Z	.59

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.69
OTC	.65
Class K	.58
Class I	.70
Class Z	.59

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity OTC Portfolio	Nasdaq Composite Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of OTC. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .03%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	860	79
Class M	.25%	.25%	1,198	132
Class C	.75%	.25%	348	339
			2,406	550
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, there were no sales charge amounts retained by FDC.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity OTC Portfolio	59,333

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity OTC Portfolio	Borrower	35,056,143	4.89%	433,140

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC Portfolio	659,652,004	556,927,076	214,434,193
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity OTC Portfolio	20,156

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity OTC Portfolio	6,522	256	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity OTC Portfolio	82,516,000	5.33%	48,868
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $79,287.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $28,130.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025 A	Year ended July 31, 2024
Fidelity OTC Portfolio
Distributions to shareholders
Class A	$53,917	$ -
Class M	29,301	-
Class C	3,249	-
OTC	3,030,112,146	10,723,026
Class K	1,026,242,528	5,738,450
Class I	3,931	-
Class Z	2,491,368	-
Total	$4,058,936,440	$16,461,476

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025 A	Year ended July 31, 2024	Six months ended January 31, 2025 A	Year ended July 31, 2024
Fidelity OTC Portfolio
Class A
Shares sold	97,932	-	$2,115,785	$ -
Reinvestment of distributions	2,451	-	53,917	-
Shares redeemed	(795)	-	(17,110)	-
Net increase (decrease)	99,588	-	$2,152,592	$ -
Class M
Shares sold	46,957	-	$999,603	$ -
Reinvestment of distributions	1,331	-	29,301	-
Shares redeemed	(4)	-	(80)	-
Net increase (decrease)	48,284	-	$1,028,824	$ -
Class C
Shares sold	6,732	-	$139,616	$ -
Reinvestment of distributions	148	-	3,249	-
Shares redeemed	(2)	-	(53)	-
Net increase (decrease)	6,878	-	$142,812	$ -
OTC
Shares sold	35,203,255	82,311,909	$755,415,575	$1,602,415,277
Reinvestment of distributions	136,949,264	565,971	2,796,253,380	9,898,836
Shares redeemed	(96,933,108)	(139,315,920)	(2,070,406,577)	(2,666,022,745)
Net increase (decrease)	75,219,411	(56,438,040)	$1,481,262,378	$(1,053,708,632)
Class K
Shares sold	7,151,082	17,689,205	$157,684,882	$346,216,600
Reinvestment of distributions	48,992,124	320,765	1,026,242,528	5,738,486
Shares redeemed	(27,278,731)	(41,594,347)	(599,010,932)	(812,134,906)
Net increase (decrease)	28,864,475	(23,584,377)	$584,916,478	$(460,179,820)
Class I
Shares sold	7,118	-	$147,789	$ -
Reinvestment of distributions	179	-	3,931	-
Net increase (decrease)	7,297	-	$151,720	$ -
Class Z
Shares sold	5,191,006	-	$111,770,374	$ -
Reinvestment of distributions	102,649	-	2,259,313	-
Shares redeemed	(1,090,002)	-	(23,850,417)	-
Net increase (decrease)	4,203,653	-	$90,179,270	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity OTC Portfolio

At its July 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates  (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its July 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the projected total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for Class Z of the fund is below the median of its competitor funds. The Board also noted that the projected class-level management fee for Class A, Class M, Class C, and Class I of the fund is above the median of its competitor funds because the majority of such competitor funds do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total net expense ratio of Class A and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure and that the estimated total net expense ratio of Class M, Class C, and Class I of the fund is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board considered that the estimated total net expense ratio of Class M is above the median of its competitor funds primarily because of higher 12b-1 fees. The Board noted that the estimated total net expense ratio of Class C is above the median of its competitor funds primarily because of its 1.00% 12b-1 fee. The Board also noted that although Class I is categorized by Lipper as an Institutional class, Class I has no investment minimum, unlike other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
In connection with its consideration of the New Classes' management fee rates, the Board noted that the fund's management fee is subject to a performance adjustment. The Board further noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.700332.127
OTC-SANN-0425
Fidelity® Leveraged Company Stock Fund

Semi-Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Leveraged Company Stock Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
CANADA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd	459,800	13,967,847
CHINA - 1.4%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
BYD Co Ltd H Shares	617,000	21,681,607
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV	144,600	30,156,330
TOTAL CHINA		51,837,937
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Studio City International Holdings Ltd ADR (b)	1,090,629	5,289,551
Studio City International Holdings Ltd ADR (b)(c)	993,219	4,817,112

TOTAL HONG KONG		10,106,663
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	29,600	21,883,576
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	221,300	46,322,516
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC (United Kingdom) (b)	92,000	24,878,842
UNITED STATES - 94.5%
Communication Services - 10.7%
Entertainment - 1.8%
Netflix Inc (b)	70,500	68,861,580
Interactive Media & Services - 8.7%
Alphabet Inc Class A	424,800	86,667,696
Meta Platforms Inc Class A	305,300	210,406,654
Pinterest Inc Class A (b)	855,000	28,180,800
		325,255,150
Media - 0.2%
EchoStar Corp (d)	320,970	8,878,030
Consumer Discretionary - 12.5%
Broadline Retail - 2.5%
Amazon.com Inc (b)	392,700	93,336,936
Hotels, Restaurants & Leisure - 3.6%
Airbnb Inc Class A (b)	137,400	18,022,758
Booking Holdings Inc	4,800	22,740,288
Boyd Gaming Corp	642,266	49,229,689
New Cotai LLC / New Cotai Capital Corp (b)(d)	411,029	221,956
Red Rock Resorts Inc Class A	858,600	42,114,330
Viking Holdings Ltd	37,108	1,878,778
		134,207,799
Household Durables - 2.2%
DR Horton Inc	64,200	9,109,980
PulteGroup Inc	105,900	12,049,302
TopBuild Corp (b)	175,100	60,003,268
		81,162,550
Specialty Retail - 3.1%
Dick's Sporting Goods Inc	248,200	59,580,410
Valvoline Inc (b)	446,600	16,573,326
Williams-Sonoma Inc	193,508	40,901,786
		117,055,522
Textiles, Apparel & Luxury Goods - 1.1%
Crocs Inc (b)	426,700	43,553,269
TOTAL CONSUMER DISCRETIONARY		469,316,076

Consumer Staples - 1.6%
Beverages - 0.1%
Celsius Holdings Inc (b)(e)	286,500	7,156,770
Consumer Staples Distribution & Retail - 1.1%
Performance Food Group Co (b)	116,400	10,512,084
US Foods Holding Corp (b)	410,100	29,088,393
		39,600,477
Personal Care Products - 0.4%
elf Beauty Inc (b)(e)	142,900	14,277,139
TOTAL CONSUMER STAPLES		61,034,386

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp (b)	426,500	15,916,979
Energy Transfer LP	1,091,900	22,362,112
		38,279,091
Financials - 17.0%
Capital Markets - 3.8%
Ares Management Corp Class A	196,700	38,989,874
Blue Owl Capital Inc Class A	1,478,000	38,442,780
Coinbase Global Inc Class A (b)	92,900	27,064,557
Moody's Corp	73,200	36,559,008
		141,056,219
Consumer Finance - 1.4%
OneMain Holdings Inc	1,005,000	55,817,700
Financial Services - 8.5%
Apollo Global Management Inc	850,900	145,486,882
Block Inc Class A (b)	484,100	43,965,962
Fiserv Inc (b)	219,600	47,442,384
Mastercard Inc Class A	54,100	30,048,763
Visa Inc Class A	148,700	50,825,660
		317,769,651
Insurance - 3.3%
Arthur J Gallagher & Co	412,500	124,500,750
TOTAL FINANCIALS		639,144,320

Health Care - 2.1%
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (b)	561,100	57,434,196
Health Care Providers & Services - 0.6%
DaVita Inc (b)	14,400	2,537,280
Tenet Healthcare Corp (b)	143,709	20,247,161
		22,784,441
TOTAL HEALTH CARE		80,218,637

Industrials - 16.9%
Aerospace & Defense - 0.8%
TransDigm Group Inc	22,200	30,044,148
Building Products - 3.8%
Builders FirstSource Inc (b)	166,503	27,852,622
Carlisle Cos Inc	103,600	40,348,056
Fortune Brands Innovations Inc	494,500	35,440,815
Trane Technologies PLC	106,400	38,596,600
		142,238,093
Construction & Engineering - 4.5%
Comfort Systems USA Inc	189,200	82,633,100
EMCOR Group Inc	104,800	46,956,688
WillScot Holdings Corp (b)	1,043,200	38,660,992
		168,250,780
Electrical Equipment - 4.5%
Eaton Corp PLC	154,000	50,271,760
NEXTracker Inc Class A (b)	150,800	7,603,336
nVent Electric PLC	515,700	33,566,913
Vertiv Holdings Co Class A	663,800	77,677,876
		169,119,885
Ground Transportation - 0.7%
Uber Technologies Inc (b)	383,800	25,657,030
Machinery - 2.2%
Allison Transmission Holdings Inc	25,200	2,962,008
Parker-Hannifin Corp	111,300	78,694,665
		81,656,673
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	1,493	21,589
Trading Companies & Distributors - 0.4%
Core & Main Inc Class A (b)	318,900	17,998,716
TOTAL INDUSTRIALS		634,986,914

Information Technology - 20.6%
Communications Equipment - 1.4%
Arista Networks Inc	452,800	52,176,144
Semiconductors & Semiconductor Equipment - 12.2%
Broadcom Inc	292,000	64,610,840
KLA Corp	21,100	15,576,864
Lam Research Corp	471,000	38,174,550
Marvell Technology Inc	422,900	47,728,494
Microchip Technology Inc	174,910	9,497,613
Micron Technology Inc	313,500	28,603,740
MKS Instruments Inc	282,900	32,046,912
NVIDIA Corp	1,396,700	167,701,769
ON Semiconductor Corp (b)	989,496	51,790,221
		455,731,003
Software - 6.3%
Adobe Inc (b)	58,800	25,722,060
Gen Digital Inc	374,200	10,069,722
Microsoft Corp	217,600	90,317,056
Monday.com Ltd (b)	185,700	47,438,922
Oracle Corp	284,400	48,365,064
Salesforce Inc	48,500	16,572,450
		238,485,274
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies Inc Class C	249,800	25,879,280
TOTAL INFORMATION TECHNOLOGY		772,271,701

Materials - 3.8%
Chemicals - 0.4%
Chemours Co/The	817,428	15,522,958
Construction Materials - 2.0%
Eagle Materials Inc	197,000	50,577,780
Martin Marietta Materials Inc	45,900	24,975,108
		75,552,888
Containers & Packaging - 0.6%
Graphic Packaging Holding CO	782,400	21,461,232
Metals & Mining - 0.8%
ATI Inc (b)	508,400	29,024,556
TOTAL MATERIALS		141,561,634

Utilities - 8.3%
Electric Utilities - 3.5%
Constellation Energy Corp	323,600	97,073,528
PG&E Corp	2,130,358	33,340,103
		130,413,631
Independent Power and Renewable Electricity Producers - 4.8%
Vistra Corp	1,072,500	180,212,175
TOTAL UTILITIES		310,625,806

TOTAL UNITED STATES		3,550,433,325
TOTAL COMMON STOCKS (Cost $2,283,511,369)		3,719,430,706

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (Cost $533,627)	543,408	736,100

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	41,102,285	41,110,505
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	23,188,181	23,190,500
TOTAL MONEY MARKET FUNDS (Cost $64,301,005)			64,301,005

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $2,348,346,001)	3,784,467,811
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(28,000,940)
NET ASSETS - 100.0%	3,756,466,871

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,817,112 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,099,986 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	8,999,999

New Cotai LLC / New Cotai Capital Corp	9/11/20	2,036,135

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,797,476	212,577,668	189,264,639	391,610	343	(343)	41,110,505	41,102,285	0.1%
Fidelity Securities Lending Cash Central Fund	-	409,929,914	386,739,414	10,908	-	-	23,190,500	23,188,181	0.1%
Total	17,797,476	622,507,582	576,004,053	402,518	343	(343)	64,301,005	64,290,466

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	402,994,760	402,994,760	-	-
Consumer Discretionary	525,983,188	504,079,625	21,903,563	-
Consumer Staples	61,034,386	61,034,386	-	-
Energy	52,246,938	52,246,938	-	-
Financials	639,144,320	639,144,320	-	-
Health Care	80,218,637	80,218,637	-	-
Industrials	634,986,914	634,986,914	-	-
Information Technology	870,634,123	870,634,123	-	-
Materials	141,561,634	141,561,634	-	-
Utilities	310,625,806	310,625,806	-	-

Convertible Corporate Bonds
Consumer Discretionary	736,100	-	736,100	-

Money Market Funds	64,301,005	64,301,005	-	-
Total Investments in Securities:	3,784,467,811	3,761,828,148	22,639,663	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,421,420) - See accompanying schedule:
Unaffiliated issuers (cost $2,284,044,996)	$3,720,166,806
Fidelity Central Funds (cost $64,301,005)	64,301,005

Total Investment in Securities (cost $2,348,346,001)		$3,784,467,811
Receivable for fund shares sold		839,951
Dividends receivable		284,367
Interest receivable		2,793
Distributions receivable from Fidelity Central Funds		86,200
Prepaid expenses		1,981
Receivable from investment adviser for expense reductions		3,691
Other receivables		485
Total assets		3,785,687,279
Liabilities
Payable for fund shares redeemed	$3,581,100
Accrued management fee	2,123,616
Distribution and service plan fees payable	230,948
Other payables and accrued expenses	94,244
Collateral on securities loaned	23,190,500
Total liabilities		29,220,408
Net Assets		$3,756,466,871
Net Assets consist of:
Paid in capital		$2,258,987,930
Total accumulated earnings (loss)		1,497,478,941
Net Assets		$3,756,466,871

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($584,184,394 ÷ 14,568,901 shares)(a)		$40.10
Maximum offering price per share (100/94.25 of $40.10)		$42.55
Class M :
Net Asset Value and redemption price per share ($224,088,382 ÷ 5,591,030 shares)(a)		$40.08
Maximum offering price per share (100/96.50 of $40.08)		$41.53
Class C :
Net Asset Value and offering price per share ($18,487,557 ÷ 461,412 shares)(a)		$40.07
Leveraged Company Stock :
Net Asset Value, offering price and redemption price per share ($2,429,883,065 ÷ 60,484,753 shares)		$40.17
Class K :
Net Asset Value, offering price and redemption price per share ($167,692,726 ÷ 4,147,450 shares)		$40.43
Class I :
Net Asset Value, offering price and redemption price per share ($287,450,511 ÷ 7,167,446 shares)		$40.11
Class Z :
Net Asset Value, offering price and redemption price per share ($44,680,236 ÷ 1,114,018 shares)		$40.11
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$11,643,326
Interest		8,242
Income from Fidelity Central Funds (including $10,908 from security lending)		402,518
Total income		12,054,086
Expenses
Management fee	$10,617,419
Distribution and service plan fees	738,621
Custodian fees and expenses	40,943
Independent trustees' fees and expenses	6,966
Registration fees	138,252
Audit fees	42,118
Legal	7,766
Interest	26,739
Miscellaneous	4,663
Total expenses before reductions	11,623,487
Expense reductions	(89,552)
Total expenses after reductions		11,533,935
Net Investment income (loss)		520,151
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	179,683,810
Fidelity Central Funds	343
Foreign currency transactions	32,560
Total net realized gain (loss)		179,716,713
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	175,976,856
Fidelity Central Funds	(343)
Assets and liabilities in foreign currencies	(4,435)
Total change in net unrealized appreciation (depreciation)		175,972,078
Net gain (loss)		355,688,791
Net increase (decrease) in net assets resulting from operations		$356,208,942
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$520,151	$7,828,277
Net realized gain (loss)	179,716,713	329,021,974
Change in net unrealized appreciation (depreciation)	175,972,078	97,256,154
Net increase (decrease) in net assets resulting from operations	356,208,942	434,106,405
Distributions to shareholders	(363,152,282)	(234,459,677)

Share transactions - net increase (decrease)	1,095,492,598	396,299,458
Total increase (decrease) in net assets	1,088,549,258	595,946,186

Net Assets
Beginning of period	2,667,917,613	2,071,971,427
End of period	$3,756,466,871	$2,667,917,613

Financial Highlights
Fidelity Advisor® Leveraged Company Stock Fund Class A

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.90
Income from Investment Operations
Net investment income (loss) B,B,C	(.04)
Net realized and unrealized gain (loss)	1.41
Total from investment operations	1.37
Distributions from net investment income	(.10)
Distributions from net realized gain	(1.06)
Total distributions	(1.17) D
Net asset value, end of period	$40.10
Total Return E,F,G	3.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J
Expenses net of fee waivers, if any	.98 % J
Expenses net of all reductions	.98% J
Net investment income (loss)	(.36)% J
Supplemental Data
Net assets, end of period (000 omitted)	$584,184
Portfolio turnover rate K	10 % J,L

AFor the period October 18, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class M

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.90
Income from Investment Operations
Net investment income (loss) B,B,C	(.07)
Net realized and unrealized gain (loss)	1.40
Total from investment operations	1.33
Distributions from net investment income	(.08)
Distributions from net realized gain	(1.06)
Total distributions	(1.15) D
Net asset value, end of period	$40.08
Total Return E,F,G	3.43%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.24% J
Expenses net of fee waivers, if any	1.23 % J
Expenses net of all reductions	1.23% J
Net investment income (loss)	(.61)% J
Supplemental Data
Net assets, end of period (000 omitted)	$224,088
Portfolio turnover rate K	10 % J,L

AFor the period October 18, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class C

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.90
Income from Investment Operations
Net investment income (loss) B,B,C	(.13)
Net realized and unrealized gain (loss)	1.41
Total from investment operations	1.28
Distributions from net investment income	(.04)
Distributions from net realized gain	(1.06)
Total distributions	(1.11) D
Net asset value, end of period	$40.07
Total Return E,F,G	3.30%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.75% J
Expenses net of fee waivers, if any	1.74 % J
Expenses net of all reductions	1.74% J
Net investment income (loss)	(1.11)% J
Supplemental Data
Net assets, end of period (000 omitted)	$18,488
Portfolio turnover rate K	10 % J,L

AFor the period October 18, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Leveraged Company Stock Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.88	$37.87	$39.65	$48.37	$30.88	$29.94
Income from Investment Operations
Net investment income (loss) A,A,B	.02	.13	.30	.17	.03 C	.08 D
Net realized and unrealized gain (loss)	4.83	7.13	3.69 E	(4.89)	17.50	.89
Total from investment operations	4.85	7.26	3.99	(4.72)	17.53	.97
Distributions from net investment income	(.32)	(.22)	(.25)	(.12)	(.04)	(.03)
Distributions from net realized gain	(5.24)	(4.04)	(5.52)	(3.89)	-	-
Total distributions	(5.56)	(4.25) F	(5.77)	(4.00) F	(.04)	(.03)
Net asset value, end of period	$40.17	$40.88	$37.87	$39.65	$48.37	$30.88
Total Return G,H	13.49%	21.84%	12.01% E	(10.85)%	56.84%	3.24%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.70% K	.73%	.75%	.74%	.75%	.78%
Expenses net of fee waivers, if any	.69 % K	.72%	.74%	.74%	.75%	.78%
Expenses net of all reductions	.69% K	.72%	.74%	.74%	.75%	.77%
Net investment income (loss)	.12% K	.35%	.87%	.38%	.06% C	.27% D
Supplemental Data
Net assets, end of period (000 omitted)	$2,429,883	$2,512,446	$1,933,517	$1,936,630	$2,533,725	$1,631,034
Portfolio turnover rate L	10 % K,M	50%	58%	26%	15%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 11.96%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Leveraged Company Stock Fund Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$41.13	$38.08	$39.84	$48.58	$31.01	$30.04
Income from Investment Operations
Net investment income (loss) A,A,B	.04	.17	.33	.21	.06 C	.11 D
Net realized and unrealized gain (loss)	4.86	7.16	3.72 E	(4.91)	17.59	.91
Total from investment operations	4.90	7.33	4.05	(4.70)	17.65	1.02
Distributions from net investment income	(.35)	(.25)	(.28)	(.16)	(.08)	(.05)
Distributions from net realized gain	(5.24)	(4.04)	(5.52)	(3.89)	-	-
Total distributions	(5.60) F	(4.28) F	(5.81) F	(4.04) F	(.08)	(.05)
Net asset value, end of period	$40.43	$41.13	$38.08	$39.84	$48.58	$31.01
Total Return G,H	13.53%	21.95%	12.11% E	(10.77)%	57.00%	3.38%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.62% K	.63%	.65%	.65%	.66%	.67%
Expenses net of fee waivers, if any	.61 % K	.62%	.65%	.65%	.66%	.67%
Expenses net of all reductions	.61% K	.62%	.65%	.65%	.66%	.66%
Net investment income (loss)	.20% K	.45%	.96%	.47%	.15% C	.38% D
Supplemental Data
Net assets, end of period (000 omitted)	$167,693	$155,472	$138,454	$273,742	$362,018	$284,551
Portfolio turnover rate L	10 % K,M	50%	58%	26%	15%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .05%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .27%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 12.06%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class I

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.90
Income from Investment Operations
Net investment income (loss) B	(.01)
Net realized and unrealized gain (loss)	1.40
Total from investment operations	1.39
Distributions from net investment income	(.12)
Distributions from net realized gain	(1.06)
Total distributions	(1.18)
Net asset value, end of period	$40.11
Total Return C,D	3.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G
Expenses net of fee waivers, if any	.73 % G
Expenses net of all reductions	.73% G
Net investment income (loss)	(.11)% G
Supplemental Data
Net assets, end of period (000 omitted)	$287,451
Portfolio turnover rate H	10 % G,I

AFor the period October 18, 2024 (commencement of sale of shares) through January 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class Z

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.90
Income from Investment Operations
Net realized and unrealized gain (loss)	1.40
Total from investment operations	1.40
Distributions from net investment income	(.13)
Distributions from net realized gain	(1.06)
Total distributions	(1.19)
Net asset value, end of period	$40.11
Total Return D,E	3.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62% H
Expenses net of fee waivers, if any	.61 % H
Expenses net of all reductions	.61% H
Net investment income (loss)	.01% H
Supplemental Data
Net assets, end of period (000 omitted)	$44,680
Portfolio turnover rate I	10 % H,J

AFor the period October 18, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 18, 2024. The Fund offers Class A, Class M, Class C, Leveraged Company Stock, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,526,894,613
Gross unrealized depreciation	(93,271,838)
Net unrealized appreciation (depreciation)	$1,433,622,775
Tax cost	$2,350,845,036

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Leveraged Company Stock Fund	160,183,503	586,485,981
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.75
Class M	.74
Class C	.77
Leveraged Company Stock	.70
Class K	.61
Class I	.74
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Leveraged Company Stock	.68
Class K	.60
Class I	.72
Class Z	.60

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	387,214	-
Class M	.25%	.25%	300,710	-
Class C	.75%	.25%	50,697	1,621
			738,621	1,621

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, there were no sales charge amounts retained by FDC.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Leveraged Company Stock Fund	4,351

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Leveraged Company Stock Fund.	Borrower	21,570,125	5.58%	26,739

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Leveraged Company Stock Fund	11,368,290	55,126,651	6,964,771
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Leveraged Company Stock Fund	1,881
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Leveraged Company Stock Fund	1,297	-	-
8. Expense Reductions.
During the period, the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $89,552.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Leveraged Company Stock Fund
Distributions to shareholders
Class A	$16,723,230	$ -
Class M	6,369,794	-
Class C	514,151	-
Leveraged Company Stock	308,869,134	218,850,758
Class K	21,027,914	15,608,919
Class I	8,339,469	-
Class Z	1,308,590	-
Total	$363,152,282	$234,459,677

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 18, 2024 (commencement of sale of shares) through January 31, 2025.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Leveraged Company Stock Fund
Class A
Shares sold	210,937	-	$8,474,700	$ -
Issued in exchange for the shares of the Acquired Fund(s)	14,597,554	-	571,640,793	-
Reinvestment of distributions	411,663	-	15,886,060	-
Shares redeemed	(651,253)	-	(25,971,776)	-
Net increase (decrease)	14,568,901	-	$570,029,777	$ -
Class M
Shares sold	116,116	-	$106,913,122	$ -
Issued in exchange for the shares of the Acquired Fund(s)	5,710,958	-	223,583,900	-
Reinvestment of distributions	162,794	-	6,280,609	-
Shares redeemed	(398,838)	-	(118,232,694)	-
Net increase (decrease)	5,591,030	-	$218,544,937	$ -
Class C
Shares sold	10,422	-	$417,264	$ -
Issued in exchange for the shares of the Acquired Fund(s)	485,364	-	19,002,045	-
Reinvestment of distributions	13,202	-	509,447	-
Shares redeemed	(47,576)	-	(1,933,126)	-
Net increase (decrease)	461,412	-	$17,995,630	$ -
Leveraged Company Stock
Shares sold	1,580,395	11,676,170	$63,266,973	$458,184,112
Reinvestment of distributions	7,916,289	6,073,720	290,942,748	205,661,213
Shares redeemed	(10,472,767)	(7,348,262)	(402,274,187)	(272,157,532)
Net increase (decrease)	(976,083)	10,401,628	$(48,064,466)	$391,687,793
Class K
Shares sold	315,066	758,613	$12,600,946	$29,116,354
Reinvestment of distributions	568,340	458,518	21,027,913	15,608,918
Shares redeemed	(516,096)	(1,073,291)	(20,602,419)	(40,113,607)
Net increase (decrease)	367,310	143,840	$13,026,440	$4,611,665
Class I
Shares sold	304,027	-	$12,182,332	$ -
Issued in exchange for the shares of the Acquired Fund(s)	7,245,789	-	283,745,005	-
Reinvestment of distributions	200,470	-	7,736,154	-
Shares redeemed	(582,840)	-	(23,379,302)	-
Net increase (decrease)	7,167,446	-	$280,284,189	$ -
Class Z
Shares sold	84,680	-	$3,454,686	$ -
Issued in exchange for the shares of the Acquired Fund(s)	1,069,229	-	41,870,976	-
Reinvestment of distributions	27,215	-	1,049,943	-
Shares redeemed	(67,106)	-	(2,699,514)	-
Net increase (decrease)	1,114,018	-	$43,676,091	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 18, 2024 (commencement of sale of shares) through January 31, 2025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Reorganization Information.
On October 25, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Leveraged Company Stock Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on October 18, 2024. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Leveraged Company Stock Fund	1,136,980,523	431,302,924
Class A			571,640,793	14,597,554	1.1779315628
Class M			223,583,900	5,710,958	1.0826590038
Class C			19,002,045	485,364	.8677369093
Class I			283,745,005	7,245,789	1.2517160368
Class Z			41,870,976	1,069,229	1.2605209397

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Leveraged Company Stock Fund	2,512,421,176	3,652,263,895

Pro forma results of operations of the combined entity for the entire period ended January 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$916,031
Total net realized gain (loss)	198,541,993
Total change in net unrealized appreciation (depreciation)	237,958,336
Net increase (decrease) in net assets resulting from operations	$437,416,360

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since October 25, 2024.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Leveraged Company Stock Fund

At its July 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its July 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the projected total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for Class Z of the fund is below the median of its competitor funds. The Board also noted that the projected class-level management fee for Class A, Class M, Class C, and Class I of the fund is above the median of its competitor funds because the majority of such competitor funds do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total net expense ratio of Class A and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure and that the estimated total net expense ratio of Class M, Class C, and Class I of the fund is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board considered that the estimated total net expense ratio of Class M is above the median of its competitor funds primarily because of higher 12b-1 fees. The Board noted that the estimated total net expense ratio of Class C is above the median of its competitor funds primarily because of its 1.00% 12b-1 fee. The Board also noted that although Class I is categorized by Lipper as an Institutional class, Class I has no investment minimum, unlike other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.753758.125
LSF-SANN-0425
Fidelity® Small Cap Value Fund

Semi-Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Value Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BERMUDA - 1.3%
Financials - 1.3%
Banks - 1.3%
Bank of Nt Butterfield & Son Ltd/The (United States)	1,760,000	64,574,400
CANADA - 4.8%
Energy - 1.8%
Energy Equipment & Services - 0.5%
CES Energy Solutions Corp	4,000,000	23,696,976
Oil, Gas & Consumable Fuels - 1.3%
Parkland Corp	3,007,900	66,952,603
TOTAL ENERGY		90,649,579

Financials - 0.4%
Financial Services - 0.4%
ECN Capital Corp (a)	10,243,751	22,202,371
Health Care - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (b)	192,000	7,676,159
Utilities - 2.4%
Gas Utilities - 2.4%
Brookfield Infrastructure Corp (United States) (a)	2,870,750	119,767,690
TOTAL CANADA		240,295,799
JAPAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Allegro MicroSystems Inc (b)	2,230,000	53,720,700
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Merus NV (b)	118,301	4,843,243
UNITED STATES - 92.1%
Communication Services - 0.9%
Media - 0.9%
Nexstar Media Group Inc	286,800	43,943,496
Consumer Discretionary - 5.4%
Diversified Consumer Services - 0.6%
Carriage Services Inc	272,255	11,148,842
KinderCare Learning Cos Inc (a)(b)	980,000	20,325,200
		31,474,042
Household Durables - 0.6%
Installed Building Products Inc	141,604	28,156,539
KB Home	50,000	3,355,000
		31,511,539
Specialty Retail - 3.5%
Academy Sports & Outdoors Inc	1,049,561	54,902,536
Lithia Motors Inc Class A	104,326	39,237,009
Murphy USA Inc	161,906	81,424,147
Upbound Group Inc (a)	50,000	1,467,000
		177,030,692
Textiles, Apparel & Luxury Goods - 0.7%
Under Armour Inc Class A (b)	4,102,300	34,254,205
TOTAL CONSUMER DISCRETIONARY		274,270,478

Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 1.0%
US Foods Holding Corp (b)	731,000	51,849,830
Food Products - 1.0%
TreeHouse Foods Inc (b)	1,441,400	49,757,128
TOTAL CONSUMER STAPLES		101,606,958

Energy - 7.1%
Energy Equipment & Services - 4.4%
Cactus Inc Class A	603,478	36,033,671
Kodiak Gas Services Inc	1,044,200	48,847,676
Liberty Energy Inc Class A	3,560,000	65,183,600
Select Water Solutions Inc Class A (a)	3,687,161	46,089,513
Weatherford International PLC	380,200	23,933,590
		220,088,050
Oil, Gas & Consumable Fuels - 2.7%
Antero Resources Corp (b)	965,299	36,024,958
Core Natural Resources Inc	535,000	48,331,900
Sitio Royalties Corp Class A	2,541,805	51,191,953
		135,548,811
TOTAL ENERGY		355,636,861

Financials - 27.2%
Banks - 15.2%
BOK Financial Corp	548,837	60,602,582
Cadence Bank	2,570,000	90,464,000
Cullen/Frost Bankers Inc	115,000	16,031,000
Eastern Bankshares Inc	7,977,668	146,469,984
First Foundation Inc	2,419,850	12,462,227
Old National Bancorp/IN	1,039,102	24,782,583
Pinnacle Financial Partners Inc	489,000	61,012,530
SouthState Corp	879,846	92,902,939
Synovus Financial Corp	1,815,478	102,429,269
TriCo Bancshares	674,816	29,604,178
Webster Financial Corp	865,000	52,107,600
Wintrust Financial Corp	573,803	75,059,170
		763,928,062
Capital Markets - 2.6%
AllianceBernstein Holding LP	1,538,200	61,620,292
Lazard Inc Class A	1,319,300	71,730,341
		133,350,633
Consumer Finance - 2.2%
Encore Capital Group Inc (a)(b)	546,642	27,058,779
FirstCash Holdings Inc	757,300	82,659,295
		109,718,074
Financial Services - 2.2%
Federal Agricultural Mortgage Corp Class C	145,000	28,678,100
HA Sustainable Infrastructure Capital Inc (a)	2,870,000	80,388,700
		109,066,800
Insurance - 5.0%
Baldwin Insurance Group Inc/The Class A (b)	946,142	38,744,515
Old Republic International Corp	2,975,100	108,829,158
Primerica Inc	359,465	104,305,959
		251,879,632
TOTAL FINANCIALS		1,367,943,201

Health Care - 10.4%
Biotechnology - 1.9%
Arcellx Inc (b)	95,000	6,472,350
Celldex Therapeutics Inc (b)	272,800	6,680,872
Cogent Biosciences Inc (b)	510,000	4,748,100
Crinetics Pharmaceuticals Inc (b)	148,000	5,964,400
Cytokinetics Inc (b)	550,853	27,245,189
Day One Biopharmaceuticals Inc (b)	395,000	4,886,150
Disc Medicine Inc (b)	165,000	9,207,000
Madrigal Pharmaceuticals Inc (a)(b)	21,300	7,131,240
Spyre Therapeutics Inc (b)	340,564	7,829,566
Vaxcyte Inc (b)	77,096	6,809,119
Viridian Therapeutics Inc (b)	355,889	6,897,129
		93,871,115
Health Care Providers & Services - 6.7%
Acadia Healthcare Co Inc (b)	775,000	34,960,250
AMN Healthcare Services Inc (b)(c)	2,399,579	66,036,414
BrightSpring Health Services Inc (a)(b)	3,473,789	81,981,421
Owens & Minor Inc (a)(b)(c)	4,981,368	70,934,680
Pediatrix Medical Group Inc (b)	2,885,000	40,332,300
Pennant Group Inc/The (b)	1,580,212	41,828,212
		336,073,277
Health Care Technology - 0.9%
Evolent Health Inc Class A (b)	4,469,086	46,701,949
Life Sciences Tools & Services - 0.8%
Fortrea Holdings Inc (a)(b)	2,065,000	34,712,650
Maravai LifeSciences Holdings Inc Class A (b)	1,175,000	5,792,750
		40,505,400
Pharmaceuticals - 0.1%
Enliven Therapeutics Inc (a)(b)	240,540	5,258,204
TOTAL HEALTH CARE		522,409,945

Industrials - 15.7%
Building Products - 0.6%
Hayward Holdings Inc (b)	975,000	14,683,500
Masterbrand Inc (b)	891,966	15,448,851
		30,132,351
Ground Transportation - 2.1%
ArcBest Corp	570,080	54,505,349
Knight-Swift Transportation Holdings Inc	910,000	51,951,900
		106,457,249
Machinery - 7.5%
Atmus Filtration Technologies Inc	640,000	26,764,800
Blue Bird Corp (a)(b)(c)	2,016,500	71,827,730
Enpro Inc	373,937	69,440,101
Gates Industrial Corp PLC (b)	1,169,400	24,194,885
JBT Marel Corp	466,618	62,060,194
REV Group Inc	2,320,120	80,508,164
Terex Corp	909,951	43,759,544
		378,555,418
Professional Services - 3.3%
Genpact Ltd	1,642,957	79,995,576
KBR Inc	799,038	43,483,648
Science Applications International Corp	382,256	41,390,680
		164,869,904
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply Inc (b)	553,851	65,542,728
DXP Enterprises Inc/TX (a)(b)	428,360	43,388,584
		108,931,312
TOTAL INDUSTRIALS		788,946,234

Information Technology - 7.6%
Communications Equipment - 1.8%
Ciena Corp (b)	397,158	34,608,348
Lumentum Holdings Inc (b)	663,248	56,415,875
		91,024,223
Electronic Equipment, Instruments & Components - 4.2%
Insight Enterprises Inc (a)(b)	833,886	144,053,807
Vontier Corp	1,770,000	68,233,500
		212,287,307
IT Services - 0.8%
Kyndryl Holdings Inc (b)	1,034,704	39,277,364
Semiconductors & Semiconductor Equipment - 0.8%
Diodes Inc (b)	620,300	36,585,294
Penguin Solutions Inc (b)	299,308	6,069,966
		42,655,260
TOTAL INFORMATION TECHNOLOGY		385,244,154

Materials - 4.8%
Construction Materials - 2.4%
Eagle Materials Inc	306,000	78,562,440
Knife River Corp (b)	400,000	41,432,000
		119,994,440
Containers & Packaging - 2.4%
Graphic Packaging Holding CO	4,450,000	122,063,500
TOTAL MATERIALS		242,057,940

Real Estate - 11.0%
Health Care REITs - 1.8%
CareTrust REIT Inc	3,413,581	90,459,897
Office REITs - 0.8%
Douglas Emmett Inc	2,093,690	38,440,148
Real Estate Management & Development - 1.9%
Compass Inc Class A (b)	6,370,957	46,189,439
Cushman & Wakefield PLC (b)	1,760,731	24,280,480
Landbridge Co LLC Class A (a)	399,683	25,927,436
		96,397,355
Retail REITs - 4.9%
Acadia Realty Trust	2,980,000	68,659,200
Agree Realty Corp	209,163	15,178,959
Curbline Properties Corp	2,897,500	70,901,825
Macerich Co/The	2,761,800	57,390,204
SITE Centers Corp	2,310,000	34,603,800
		246,733,988
Specialized REITs - 1.6%
National Storage Affiliates Trust	1,000,000	37,150,000
Outfront Media Inc	2,471,168	45,469,491
		82,619,491
TOTAL REAL ESTATE		554,650,879

TOTAL UNITED STATES		4,636,710,146
TOTAL COMMON STOCKS (Cost $4,375,984,040)		5,000,144,288

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.37	53,901,234	53,912,014
Fidelity Securities Lending Cash Central Fund (d)(e)	4.37	210,206,241	210,227,262
TOTAL MONEY MARKET FUNDS (Cost $264,139,276)			264,139,276

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $4,640,123,316)	5,264,283,564
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(227,744,897)
NET ASSETS - 100.0%	5,036,538,667

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,491,302	1,045,171,108	1,065,750,396	1,570,298	-	-	53,912,014	53,901,234	0.1%
Fidelity Securities Lending Cash Central Fund	321,942,029	833,808,781	945,523,548	713,693	-	-	210,227,262	210,206,241	0.9%
Total	396,433,331	1,878,979,889	2,011,273,944	2,283,991	-	-	264,139,276	264,107,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
AMN Healthcare Services Inc	97,147,693	43,056,429	7,180,315	-	(7,134,850)	(59,852,543)	66,036,414	2,399,579
Blue Bird Corp	32,705,300	61,373,788	-	-	-	(22,251,358)	71,827,730	2,016,500
Encore Capital Group Inc	42,472,110	-	14,235,072	-	3,883,455	(5,061,714)	-	546,642
Owens & Minor Inc	81,344,368	402,559	-	-	-	(10,812,247)	70,934,680	4,981,368
REV Group Inc	85,366,148	11,459,207	31,175,825	273,291	3,417,274	11,441,360	-	2,320,120
Total	339,035,619	116,291,983	52,591,212	273,291	165,879	(86,536,502)	208,798,824	12,264,209

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	43,943,496	43,943,496	-	-
Consumer Discretionary	274,270,478	274,270,478	-	-
Consumer Staples	101,606,958	101,606,958	-	-
Energy	446,286,440	446,286,440	-	-
Financials	1,454,719,972	1,454,719,972	-	-
Health Care	534,929,347	534,929,347	-	-
Industrials	788,946,234	788,946,234	-	-
Information Technology	438,964,854	438,964,854	-	-
Materials	242,057,940	242,057,940	-	-
Real Estate	554,650,879	554,650,879	-	-
Utilities	119,767,690	119,767,690	-	-

Money Market Funds	264,139,276	264,139,276	-	-
Total Investments in Securities:	5,264,283,564	5,264,283,564	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $203,389,690) - See accompanying schedule:
Unaffiliated issuers (cost $4,016,856,477)	$4,791,345,464
Fidelity Central Funds (cost $264,139,276)	264,139,276
Other affiliated issuers (cost $359,127,563)	208,798,824

Total Investment in Securities (cost $4,640,123,316)		$5,264,283,564
Foreign currency held at value (cost $382,122)		366,256
Receivable for investments sold		4,884,425
Receivable for fund shares sold		5,407,054
Dividends receivable		658,875
Distributions receivable from Fidelity Central Funds		271,855
Prepaid expenses		3,505
Total assets		5,275,875,534
Liabilities
Payable for investments purchased	$16,741,775
Payable for fund shares redeemed	8,518,365
Accrued management fee	3,665,009
Distribution and service plan fees payable	131,310
Other payables and accrued expenses	58,728
Collateral on securities loaned	210,221,680
Total liabilities		239,336,867
Net Assets		$5,036,538,667
Net Assets consist of:
Paid in capital		$4,154,039,879
Total accumulated earnings (loss)		882,498,788
Net Assets		$5,036,538,667

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($267,051,570 ÷ 13,049,008 shares)(a)		$20.47
Maximum offering price per share (100/94.25 of $20.47)		$21.72
Class M :
Net Asset Value and redemption price per share ($106,808,729 ÷ 5,480,956 shares)(a)		$19.49
Maximum offering price per share (100/96.50 of $19.49)		$20.20
Class C :
Net Asset Value and offering price per share ($38,640,158 ÷ 2,304,682 shares)(a)		$16.77
Small Cap Value :
Net Asset Value, offering price and redemption price per share ($2,741,618,210 ÷ 129,150,241 shares)		$21.23
Class I :
Net Asset Value, offering price and redemption price per share ($1,029,592,579 ÷ 48,494,908 shares)		$21.23
Class Z :
Net Asset Value, offering price and redemption price per share ($852,827,421 ÷ 40,145,718 shares)		$21.24
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends (including $273,291 earned from affiliated issuers)		$39,365,782
Income from Fidelity Central Funds (including $713,693 from security lending)		2,283,991
Total income		41,649,773
Expenses
Management fee
Basic fee	$18,950,688
Performance adjustment	3,452,089
Distribution and service plan fees	787,163
Custodian fees and expenses	24,955
Independent trustees' fees and expenses	10,846
Registration fees	152,447
Audit fees	33,694
Legal	3,682
Miscellaneous	81,157
Total expenses before reductions	23,496,721
Expense reductions	(754)
Total expenses after reductions		23,495,967
Net Investment income (loss)		18,153,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	328,472,952
Affiliated issuers	165,879
Foreign currency transactions	1,878
Total net realized gain (loss)		328,640,709
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(87,633,691)
Affiliated issuers	(150,328,740)
Assets and liabilities in foreign currencies	(42,031)
Total change in net unrealized appreciation (depreciation)		(238,004,462)
Net gain (loss)		90,636,247
Net increase (decrease) in net assets resulting from operations		$108,790,053
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,153,806	$34,583,779
Net realized gain (loss)	328,640,709	250,757,337
Change in net unrealized appreciation (depreciation)	(238,004,462)	425,535,071
Net increase (decrease) in net assets resulting from operations	108,790,053	710,876,187
Distributions to shareholders	(290,185,441)	(251,816,868)

Share transactions - net increase (decrease)	89,401,967	(238,811,656)
Total increase (decrease) in net assets	(91,993,421)	220,247,663

Net Assets
Beginning of period	5,128,532,088	4,908,284,425
End of period	$5,036,538,667	$5,128,532,088

Financial Highlights
Fidelity Advisor® Small Cap Value Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.25	$19.35	$19.13	$21.03	$12.33	$14.68
Income from Investment Operations
Net investment income (loss) A,B	.05	.09	.09	.18 C	.09 D	.11
Net realized and unrealized gain (loss)	.36	2.80	1.18	(.41)	8.66	(1.96)
Total from investment operations	.41	2.89	1.27	(.23)	8.75	(1.85)
Distributions from net investment income	(.07)	(.09)	-	(.39)	(.05)	(.09)
Distributions from net realized gain	(1.13)	(.90)	(1.05)	(1.28)	-	(.41)
Total distributions	(1.19) E	(.99)	(1.05)	(1.67)	(.05)	(.50)
Net asset value, end of period	$20.47	$21.25	$19.35	$19.13	$21.03	$12.33
Total Return F,G,H	2.22%	16.03%	7.17%	(1.50)%	71.07%	(13.09)%
Ratios to Average Net Assets A,I,J
Expenses before reductions	1.20% K	1.30%	1.30%	1.26%	1.24%	1.22%
Expenses net of fee waivers, if any	1.20 % K	1.29%	1.29%	1.25%	1.24%	1.22%
Expenses net of all reductions	1.20% K	1.29%	1.29%	1.25%	1.23%	1.20%
Net investment income (loss)	.47% K	.50%	.51%	.90% C	.50% D	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$267,052	$275,800	$270,455	$267,854	$232,920	$101,675
Portfolio turnover rate L	80 % K	63%	29%	40%	54%	109%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .13%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.29	$18.55	$18.42	$20.31	$11.93	$14.22
Income from Investment Operations
Net investment income (loss) A,B	.02	.04	.04	.13 C	.05 D	.08
Net realized and unrealized gain (loss)	.34	2.68	1.14	(.40)	8.37	(1.91)
Total from investment operations	.36	2.72	1.18	(.27)	8.42	(1.83)
Distributions from net investment income	(.05)	(.08)	-	(.35)	(.04)	(.05)
Distributions from net realized gain	(1.12)	(.90)	(1.05)	(1.28)	-	(.41)
Total distributions	(1.16) E	(.98)	(1.05)	(1.62) E	(.04)	(.46)
Net asset value, end of period	$19.49	$20.29	$18.55	$18.42	$20.31	$11.93
Total Return F,G,H	2.06%	15.75%	6.95%	(1.74)%	70.63%	(13.29)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.45% K	1.55%	1.54%	1.50%	1.48%	1.46%
Expenses net of fee waivers, if any	1.45 % K	1.55%	1.54%	1.49%	1.48%	1.46%
Expenses net of all reductions	1.45% K	1.55%	1.54%	1.49%	1.47%	1.44%
Net investment income (loss)	.22% K	.24%	.26%	.66% C	.26% D	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$106,809	$106,502	$94,205	$81,790	$80,182	$38,049
Portfolio turnover rate L	80 % K	63%	29%	40%	54%	109%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.10)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.60	$16.28	$16.38	$18.25	$10.76	$12.91
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.04)	(.04)	.03 C	(.04) D	.01
Net realized and unrealized gain (loss)	.29	2.31	.99	(.36)	7.55	(1.72)
Total from investment operations	.27	2.27	.95	(.33)	7.51	(1.71)
Distributions from net investment income	(.03)	(.05)	-	(.31)	(.02)	(.03)
Distributions from net realized gain	(1.08)	(.90)	(1.05)	(1.24)	-	(.41)
Total distributions	(1.10) E	(.95)	(1.05)	(1.54) E	(.02)	(.44)
Net asset value, end of period	$16.77	$17.60	$16.28	$16.38	$18.25	$10.76
Total Return F,G,H	1.84%	15.15%	6.38%	(2.27)%	69.84%	(13.74)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.95% K	2.06%	2.06%	2.02%	2.01%	2.00%
Expenses net of fee waivers, if any	1.95 % K	2.05%	2.05%	2.01%	2.01%	1.99%
Expenses net of all reductions	1.95% K	2.05%	2.05%	2.01%	2.00%	1.97%
Net investment income (loss)	(.28)% K	(.27)%	(.26)%	.14% C	(.26)% D	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$38,640	$39,363	$38,077	$38,832	$32,469	$13,748
Portfolio turnover rate L	80 % K	63%	29%	40%	54%	109%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.64)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Small Cap Value Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.02	$20.00	$19.69	$21.59	$12.64	$15.04
Income from Investment Operations
Net investment income (loss) A,B	.08	.15	.14	.24 C	.14 D	.15
Net realized and unrealized gain (loss)	.38	2.90	1.22	(.42)	8.89	(2.01)
Total from investment operations	.46	3.05	1.36	(.18)	9.03	(1.86)
Distributions from net investment income	(.12)	(.13)	-	(.44)	(.08)	(.12)
Distributions from net realized gain	(1.13)	(.90)	(1.05)	(1.28)	-	(.41)
Total distributions	(1.25)	(1.03)	(1.05)	(1.72)	(.08)	(.54) E
Net asset value, end of period	$21.23	$22.02	$20.00	$19.69	$21.59	$12.64
Total Return F,G	2.36%	16.33%	7.44%	(1.23)%	71.64%	(12.88)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.91% J	1.03%	1.04%	.99%	.97%	.96%
Expenses net of fee waivers, if any	.91 % J	1.02%	1.03%	.98%	.97%	.96%
Expenses net of all reductions	.91% J	1.02%	1.03%	.98%	.96%	.94%
Net investment income (loss)	.76% J	.76%	.77%	1.17% C	.77% D	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,741,618	$2,806,717	$2,696,316	$2,691,063	$2,715,703	$1,231,427
Portfolio turnover rate K	80 % J	63%	29%	40%	54%	109%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.02	$20.00	$19.69	$21.59	$12.65	$15.04
Income from Investment Operations
Net investment income (loss) A,B	.08	.15	.14	.24 C	.15 D	.15
Net realized and unrealized gain (loss)	.37	2.90	1.22	(.42)	8.87	(2.01)
Total from investment operations	.45	3.05	1.36	(.18)	9.02	(1.86)
Distributions from net investment income	(.11)	(.13)	-	(.44)	(.08)	(.12)
Distributions from net realized gain	(1.13)	(.90)	(1.05)	(1.28)	-	(.41)
Total distributions	(1.24)	(1.03)	(1.05)	(1.72)	(.08)	(.53)
Net asset value, end of period	$21.23	$22.02	$20.00	$19.69	$21.59	$12.65
Total Return E,F	2.32%	16.32%	7.44%	(1.22)%	71.55%	(12.82)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.95% I	1.03%	1.03%	.99%	.97%	.95%
Expenses net of fee waivers, if any	.95 % I	1.03%	1.03%	.99%	.97%	.95%
Expenses net of all reductions	.95% I	1.03%	1.03%	.99%	.96%	.93%
Net investment income (loss)	.72% I	.76%	.77%	1.17% C	.77% D	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$1,029,593	$1,085,761	$1,169,580	$1,319,154	$845,012	$214,538
Portfolio turnover rate J	80 % I	63%	29%	40%	54%	109%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.05	$20.03	$19.69	$21.59	$12.65	$15.05
Income from Investment Operations
Net investment income (loss) A,B	.09	.17	.16	.27 C	.17 D	.17
Net realized and unrealized gain (loss)	.37	2.90	1.23	(.43)	8.87	(2.01)
Total from investment operations	.46	3.07	1.39	(.16)	9.04	(1.84)
Distributions from net investment income	(.15)	(.15)	-	(.47)	(.10)	(.15)
Distributions from net realized gain	(1.13)	(.90)	(1.05)	(1.28)	-	(.41)
Total distributions	(1.27) E	(1.05)	(1.05)	(1.74) E	(.10)	(.56)
Net asset value, end of period	$21.24	$22.05	$20.03	$19.69	$21.59	$12.65
Total Return F,G	2.38%	16.46%	7.60%	(1.11)%	71.75%	(12.73)%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.84% J	.93%	.90%	.86%	.84%	.81%
Expenses net of fee waivers, if any	.84 % J	.93%	.90%	.86%	.84%	.81%
Expenses net of all reductions	.84% J	.93%	.90%	.86%	.83%	.79%
Net investment income (loss)	.84% J	.86%	.90%	1.30% C	.90% D	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$852,827	$814,390	$639,652	$540,854	$364,564	$93,849
Portfolio turnover rate K	80 % J	63%	29%	40%	54%	109%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,003,314,773
Gross unrealized depreciation	(392,943,569)
Net unrealized appreciation (depreciation)	$610,371,204
Tax cost	$4,653,912,360

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Value Fund	1,978,504,108	2,043,330,415
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.84
Class C	.86
Small Cap Value	.84
Class I	.84
Class Z	.70

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.80
Class M	.80
Class C	.80
Small Cap Value	.76
Class I	.80
Class Z	.69

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Small Cap Value Fund	Russell 2000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Small Cap Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .14%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	333,410	4,523
Class M	.25%	.25%	261,865	-
Class C	.75%	.25%	191,888	28,231
			787,163	32,754

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	22,768
Class M	1,012
Class CA	252
24,032

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Value Fund	57,241

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Value Fund	92,036,694	238,738,800	67,102,593
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Small Cap Value Fund	3,184
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Value Fund	77,784	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $754.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Small Cap Value Fund
Distributions to shareholders
Class A	$15,326,126	$13,808,522
Class M	6,155,268	4,979,529
Class C	2,467,954	2,221,061
Small Cap Value	158,216,919	137,976,781
Class I	60,676,292	58,310,982
Class Z	47,342,882	34,519,993
Total	$290,185,441	$251,816,868
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Small Cap Value Fund
Class A
Shares sold	1,015,766	1,839,641	$20,761,141	$34,270,736
Reinvestment of distributions	758,416	757,603	14,962,279	13,430,863
Shares redeemed	(1,702,052)	(3,595,356)	(34,601,404)	(66,634,723)
Net increase (decrease)	72,130	(998,112)	$1,122,016	$(18,933,124)
Class M
Shares sold	404,164	1,020,584	$7,818,908	$18,462,632
Reinvestment of distributions	324,837	291,157	6,105,558	4,934,489
Shares redeemed	(497,686)	(1,140,591)	(9,612,535)	(20,371,563)
Net increase (decrease)	231,315	171,150	$4,311,931	$3,025,558
Class C
Shares sold	184,599	483,222	$3,101,862	$7,604,784
Reinvestment of distributions	143,154	142,897	2,319,743	2,106,132
Shares redeemed	(259,378)	(728,461)	(4,330,878)	(11,288,315)
Net increase (decrease)	68,375	(102,342)	$1,090,727	$(1,577,399)
Small Cap Value
Shares sold	10,603,517	24,020,538	$224,413,158	$465,397,362
Reinvestment of distributions	7,352,182	7,107,269	150,366,933	130,465,039
Shares redeemed	(16,239,280)	(38,489,919)	(341,959,247)	(737,973,559)
Net increase (decrease)	1,716,419	(7,362,112)	$32,820,844	$(142,111,158)
Class I
Shares sold	5,732,093	14,976,802	$121,262,068	$288,232,544
Reinvestment of distributions	2,854,514	2,998,337	58,385,991	55,002,406
Shares redeemed	(9,394,046)	(27,145,630)	(197,230,836)	(522,188,250)
Net increase (decrease)	(807,439)	(9,170,491)	$(17,582,777)	$(178,953,300)
Class Z
Shares sold	8,180,137	15,740,824	$173,801,114	$308,536,262
Reinvestment of distributions	2,168,003	1,701,801	44,384,521	31,276,569
Shares redeemed	(7,127,955)	(12,447,667)	(150,546,409)	(240,075,064)
Net increase (decrease)	3,220,185	4,994,958	$67,639,226	$99,737,767
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.803709.120
SCV-SANN-0425
Fidelity® Small Cap Growth Fund

Semi-Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Growth Fund
Consolidated Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.3%
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.3%
OneSpaWorld Holdings Ltd	1,052,317	22,477,491
BELGIUM - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Nyxoah SA (United States) (b)	667,557	7,209,616
CANADA - 1.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (b)	653,347	31,423,233
Energy - 0.1%
Energy Equipment & Services - 0.1%
CES Energy Solutions Corp	1,886,600	11,176,679
Health Care - 0.4%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (b)	480,344	19,204,153
Health Care Providers & Services - 0.1%
dentalcorp Holdings Ltd Subordinate Voting Shares (b)	1,766,200	9,199,528
TOTAL HEALTH CARE		28,403,681

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Kraken Robotics Inc (b)	5,298,900	9,625,414
Software - 0.4%
Lumine Group Inc Subordinate Voting Shares (b)(c)	310,700	8,241,294
TECSYS Inc	703,878	21,585,883
		29,827,177
TOTAL INFORMATION TECHNOLOGY		39,452,591

TOTAL CANADA		110,456,184
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Ascendis Pharma A/S ADR (b)	198,344	25,915,627
ISRAEL - 2.9%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Global-e Online Ltd (b)	416,500	24,944,185
Information Technology - 2.6%
IT Services - 1.4%
Wix.com Ltd (b)	428,764	102,427,432
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	108,549	26,614,044
Software - 0.9%
Cellebrite DI Ltd (b)	3,009,127	72,339,413
TOTAL INFORMATION TECHNOLOGY		201,380,889

TOTAL ISRAEL		226,325,074
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	450,081	31,441,991
JAPAN - 0.6%
Industrials - 0.2%
Professional Services - 0.2%
BayCurrent Inc	426,268	18,176,893
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (b)	1,275,146	30,718,267
TOTAL JAPAN		48,895,160
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.3%
Merus NV (b)(d)	550,824	22,550,735
Pharmaceuticals - 0.1%
Pharvaris NV (b)	728,094	12,814,454
TOTAL NETHERLANDS		35,365,189
SWEDEN - 0.4%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Autoliv Inc	205,367	19,850,774
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	889,104	11,370,601
TOTAL SWEDEN		31,221,375
THAILAND - 0.7%
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Fabrinet (b)	273,501	59,133,651
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	142,406	25,708,476
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	994,544	29,886,047
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd Class D (b)(e)(f)	1,942,800	6,576,236
Health Care - 0.0%
Biotechnology - 0.0%
Autolus Therapeutics PLC ADR (b)	2,571,371	5,682,730
TOTAL UNITED KINGDOM		67,853,489
UNITED STATES - 89.8%
Communication Services - 1.7%
Entertainment - 0.4%
IMAX Corp (b)(d)	1,345,854	31,694,862
Interactive Media & Services - 0.8%
Cars.com Inc (b)	1,837,268	32,923,843
Reddit Inc Class B (b)	140,130	27,962,941
		60,886,784
Media - 0.1%
TechTarget Inc/old	603,626	10,279,751
Wireless Telecommunication Services - 0.4%
Gogo Inc (b)(d)	4,168,673	35,183,600
TOTAL COMMUNICATION SERVICES		138,044,997

Consumer Discretionary - 10.2%
Automobile Components - 0.0%
Modine Manufacturing Co (b)	23,100	2,343,495
Diversified Consumer Services - 2.0%
Adtalem Global Education Inc (b)	20,089	2,152,134
Duolingo Inc Class A (b)	181,831	66,184,666
Grand Canyon Education Inc (b)	285,295	50,109,214
H&R Block Inc	344,975	19,080,567
Udemy Inc (b)	956,783	7,156,737
Universal Technical Institute Inc (b)	666,181	18,273,345
		162,956,663
Hotels, Restaurants & Leisure - 2.7%
Brinker International Inc (b)	434,012	78,977,164
Cava Group Inc (b)	174,568	23,575,408
Dutch Bros Inc Class A (b)	665,843	41,628,504
Kura Sushi USA Inc Class A (b)(d)	246,633	19,730,640
Planet Fitness Inc Class A (b)	207,085	22,398,314
Red Rock Resorts Inc Class A	439,385	21,551,834
Sportradar Holding AG Class A (b)(d)	489,100	10,261,318
		218,123,182
Household Durables - 1.4%
Champion Homes Inc (b)	266,100	24,569,013
Lovesac Co/The (b)(d)	337,081	8,615,790
Newell Brands Inc	3,290,900	32,777,364
SharkNinja Inc	391,279	43,748,905
		109,711,072
Specialty Retail - 4.1%
Abercrombie & Fitch Co Class A (b)	162,824	19,437,929
Boot Barn Holdings Inc (b)	522,651	84,068,414
Chewy Inc Class A (b)	1,380,027	53,793,452
Fanatics Inc Class A (b)(e)(f)	726,062	43,563,720
Group 1 Automotive Inc	117,486	53,631,184
Murphy USA Inc	64,026	32,199,316
Sonic Automotive Inc Class A	30,492	2,264,031
Warby Parker Inc Class A (b)	1,072,900	29,730,059
		318,688,105
TOTAL CONSUMER DISCRETIONARY		811,822,517

Consumer Staples - 2.8%
Beverages - 0.3%
Primo Brands Corp Class A	854,300	27,653,691
Consumer Staples Distribution & Retail - 1.6%
Sprouts Farmers Market Inc (b)	439,351	69,566,837
US Foods Holding Corp (b)	768,072	54,479,347
		124,046,184
Food Products - 0.7%
Freshpet Inc (b)	98,500	15,755,075
Simply Good Foods Co/The (b)	1,072,200	40,743,600
		56,498,675
Tobacco - 0.2%
Turning Point Brands Inc	284,500	18,134,030
TOTAL CONSUMER STAPLES		226,332,580

Energy - 1.3%
Energy Equipment & Services - 0.5%
Cactus Inc Class A	641,606	38,310,294
Weatherford International PLC	37,691	2,372,648
		40,682,942
Oil, Gas & Consumable Fuels - 0.8%
Antero Resources Corp (b)	872,133	32,548,004
Northern Oil & Gas Inc	750,420	26,977,599
		59,525,603
TOTAL ENERGY		100,208,545

Financials - 9.3%
Banks - 1.6%
Eastern Bankshares Inc	1,797,790	33,007,424
First Interstate BancSystem Inc Class A	616,000	20,297,200
Pinnacle Financial Partners Inc	433,043	54,030,776
SouthState Corp	228,300	24,106,197
		131,441,597
Capital Markets - 4.4%
Bridge Investment Group Holdings Inc Class A	1,938,300	15,525,783
Houlihan Lokey Inc Class A	236,810	43,033,113
P10 Inc Class A	2,028,500	27,709,310
Perella Weinberg Partners (f)	2,039,500	52,659,890
Perella Weinberg Partners Class A	501,400	12,946,148
Piper Sandler Cos	85,300	27,052,042
PJT Partners Inc Class A (d)	157,900	26,048,763
StepStone Group Inc Class A	1,019,357	65,320,397
StepStone Group Inc rights 12/31/2038 (b)(e)	31,066	2,264,711
Stifel Financial Corp	630,919	73,091,966
		345,652,123
Consumer Finance - 0.7%
FirstCash Holdings Inc	251,604	27,462,577
LendingClub Corp (b)	688,700	9,290,562
PROG Holdings Inc	438,210	18,733,478
		55,486,617
Financial Services - 1.4%
Flywire Corp (b)	1,426,216	27,568,755
HA Sustainable Infrastructure Capital Inc	806,942	22,602,445
Remitly Global Inc (b)	1,479,800	34,775,301
Walker & Dunlop Inc	238,676	22,929,603
		107,876,104
Insurance - 1.2%
Baldwin Insurance Group Inc/The Class A (b)	710,132	29,079,905
Stewart Information Services Corp	361,459	23,563,512
Trupanion Inc (b)(d)	966,220	45,837,477
		98,480,894
TOTAL FINANCIALS		738,937,335

Health Care - 23.4%
Biotechnology - 10.0%
ADMA Biologics Inc (b)	979,361	15,816,680
Allogene Therapeutics Inc (b)(d)	1,566,967	2,820,541
AnaptysBio Inc (b)	625,155	11,209,029
Annexon Inc (b)	1,331,756	5,113,943
Apogee Therapeutics Inc (b)(d)	280,400	11,597,344
Arcellx Inc (b)	643,325	43,829,732
Astria Therapeutics Inc (b)	1,354,456	10,646,024
Avidity Biosciences Inc (b)	499,742	16,456,504
Bicara Therapeutics Inc (d)	464,000	5,855,680
Blueprint Medicines Corp (b)	224,688	25,284,141
Boundless Bio Inc (b)	295,867	677,535
Cargo Therapeutics Inc (b)	930,625	3,350,250
Celldex Therapeutics Inc (b)	476,804	11,676,930
CG oncology Inc (d)	706,900	21,256,483
Cogent Biosciences Inc (b)	2,579,400	24,014,214
Crinetics Pharmaceuticals Inc (b)	891,815	35,940,145
Cytokinetics Inc (b)	539,339	26,675,707
Day One Biopharmaceuticals Inc (b)(d)	1,321,200	16,343,244
Denali Therapeutics Inc (b)	614,814	14,325,166
Disc Medicine Inc (b)	279,000	15,568,200
Insmed Inc (b)	523,910	40,121,028
Janux Therapeutics Inc (b)	655,638	28,507,140
Kiniksa Pharmaceuticals International Plc Class A (b)	491,515	9,633,694
Korro Bio Inc (b)(d)	51,600	1,760,592
Legend Biotech Corp ADR (b)	193,467	7,371,093
Madrigal Pharmaceuticals Inc (b)(d)	149,666	50,108,177
Monte Rosa Therapeutics Inc (b)(d)	620,976	4,135,700
MoonLake Immunotherapeutics Class A (b)	144,354	6,638,840
Neurogene Inc (b)(d)	288,922	4,579,414
Nurix Therapeutics Inc (b)	951,100	18,746,181
Nuvalent Inc Class A (b)	512,712	43,995,817
Oruka Therapeutics Inc	375,205	5,046,507
Oruka Therapeutics Inc (f)	179,838	2,418,821
Perspective Therapeutics Inc (b)	1,164,200	4,132,910
Revolution Medicines Inc (b)	715,217	30,718,570
Rhythm Pharmaceuticals Inc (b)	76,423	4,541,819
Scholar Rock Holding Corp (b)	47,900	1,934,202
Spyre Therapeutics Inc (b)	487,173	11,200,107
Tyra Biosciences Inc (b)(d)	913,433	13,208,241
Upstream Bio Inc (d)	1,226,600	13,210,482
Vaxcyte Inc (b)	748,035	66,066,451
Veracyte Inc (b)	559,182	25,431,597
Vericel Corp (b)	827,737	48,455,724
Viking Therapeutics Inc (b)(d)	323,282	10,587,486
Vir Biotechnology Inc (b)(d)	292,100	3,037,840
Viridian Therapeutics Inc (b)	1,054,475	20,435,726
Zenas Biopharma Inc (d)	480,500	3,853,610
		798,335,261
Health Care Equipment & Supplies - 5.5%
AtriCure Inc (b)	524,843	20,925,490
Bioventus Inc (b)	500,346	5,343,695
Ceribell Inc	1,176,566	27,072,784
Glaukos Corp (b)	452,845	70,843,072
Insulet Corp (b)	103,600	28,840,168
Integer Holdings Corp (b)	202,150	28,749,773
Lantheus Holdings Inc (b)	245,704	22,730,077
Masimo Corp (b)	261,995	45,647,389
Merit Medical Systems Inc (b)	386,190	42,048,367
NeuroPace Inc (b)	180,773	2,487,436
Penumbra Inc (b)	106,356	28,393,861
PROCEPT BioRobotics Corp (b)(d)	669,370	48,529,325
Pulmonx Corp (b)	1,493,472	8,482,921
RxSight Inc (b)	396,119	13,416,551
TransMedics Group Inc (b)(d)	625,214	42,233,206
		435,744,115
Health Care Providers & Services - 5.5%
Alignment Healthcare Inc (b)	1,331,800	20,496,402
Astrana Health Inc (b)	64,190	2,366,685
BrightSpring Health Services Inc (b)	3,843,146	90,698,247
Ensign Group Inc/The	468,335	65,407,666
GeneDx Holdings Corp Class A (b)	278,100	20,815,785
HealthEquity Inc (b)	732,257	80,855,818
Hims & Hers Health Inc Class A (b)(d)	998,500	37,224,080
LifeStance Health Group Inc (b)	2,924,502	23,308,281
Pennant Group Inc/The (b)	1,006,722	26,647,931
Privia Health Group Inc (b)	1,369,673	31,297,028
Progyny Inc (b)	1,025,600	23,763,152
Surgery Partners Inc (b)	792,123	20,191,215
		443,072,290
Health Care Technology - 0.4%
Doximity Inc Class A (b)	458,700	27,109,170
Schrodinger Inc/United States (b)(d)	116,393	2,918,554
		30,027,724
Life Sciences Tools & Services - 0.1%
Veterinary Emergency Group (b)(e)(f)(g)	190,561	12,106,340
Pharmaceuticals - 1.9%
Axsome Therapeutics Inc (b)	440,600	46,906,276
Corcept Therapeutics Inc (b)(d)	551,273	36,891,189
CorMedix Inc (b)(d)	1,155,700	11,869,039
Elanco Animal Health Inc (b)	962,700	11,581,281
Enliven Therapeutics Inc (b)(d)	715,135	15,632,851
Enliven Therapeutics Inc (f)	266,907	5,834,587
Rapport Therapeutics Inc (b)	54,258	890,374
Structure Therapeutics Inc ADR (b)	251,180	7,527,865
Third Harmonic Bio Inc (b)	548,600	2,885,636
WaVe Life Sciences Ltd (b)	942,800	10,908,196
		150,927,294
TOTAL HEALTH CARE		1,870,213,024

Industrials - 20.1%
Aerospace & Defense - 1.5%
BWX Technologies Inc	129,131	14,582,764
Leonardo DRS Inc (b)	537,300	18,886,095
Mercury Systems Inc (b)	299,600	12,490,324
Rocket Lab USA Inc Class A (b)(d)	1,624,700	47,197,535
V2X Inc (b)	560,408	29,214,069
		122,370,787
Building Products - 3.1%
AZEK Co Inc/The Class A (b)	1,146,388	58,729,457
AZZ Inc	829,166	71,134,151
CSW Industrials Inc	95,597	31,528,847
Fortune Brands Innovations Inc	270,484	19,385,588
Tecnoglass Inc	573,816	43,610,016
UFP Industries Inc	192,680	22,283,442
		246,671,501
Commercial Services & Supplies - 2.1%
ACV Auctions Inc Class A (b)	1,783,864	37,746,562
GEO Group Inc/The (b)	2,477,624	78,069,932
HNI Corp	411,327	20,504,651
Montrose Environmental Group Inc (b)(d)	47,200	982,704
Pursuit Attractions and Hospitality Inc (b)	680,900	26,895,550
		164,199,399
Construction & Engineering - 2.3%
Comfort Systems USA Inc	51,059	22,300,018
Construction Partners Inc Class A (b)	301,300	24,224,520
Fluor Corp (b)	1,313,886	63,342,445
Sterling Infrastructure Inc (b)	167,731	23,888,249
Valmont Industries Inc	140,748	46,694,556
		180,449,788
Electrical Equipment - 0.7%
Acuity Brands Inc	173,473	57,660,690
Machinery - 4.0%
Chart Industries Inc (b)	106,600	22,555,494
Crane Co	166,557	28,367,988
Esab Corp	299,706	37,115,591
Federal Signal Corp	310,674	30,542,361
Gates Industrial Corp PLC (b)	2,771,766	57,347,839
ITT Inc	342,536	51,729,787
Mueller Industries Inc	819,323	64,521,686
REV Group Inc	827,167	28,702,695
		320,883,441
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	322,600	23,630,450
Professional Services - 3.0%
CACI International Inc (b)	53,030	20,483,368
Cbiz Inc (b)	301,876	25,903,980
ExlService Holdings Inc (b)	2,038,341	102,447,019
First Advantage Corp (b)	1,544,060	29,151,853
Paycom Software Inc	82,900	17,206,724
Paylocity Holding Corp (b)	80,000	16,441,599
Upwork Inc (b)	1,619,533	25,523,840
		237,158,383
Trading Companies & Distributors - 3.2%
Applied Industrial Technologies Inc	347,656	90,400,990
FTAI Aviation Ltd	781,643	78,578,571
Herc Holdings Inc	221,463	45,169,593
Xometry Inc Class A (b)(d)	1,167,613	38,776,428
		252,925,582
TOTAL INDUSTRIALS		1,605,950,021

Information Technology - 15.2%
Communications Equipment - 0.4%
Lumentum Holdings Inc (b)	405,740	34,512,244
Electronic Equipment, Instruments & Components - 3.8%
Advanced Energy Industries Inc	231,244	26,611,560
Badger Meter Inc	98,700	21,112,917
Belden Inc	256,203	29,839,963
Crane NXT Co	199,919	12,788,818
Insight Enterprises Inc (b)	63,101	10,900,698
OSI Systems Inc (b)(d)	485,992	95,468,269
PAR Technology Corp (b)(d)	538,261	39,072,366
TD SYNNEX Corp	338,306	48,211,988
Vontier Corp	559,548	21,570,575
		305,577,154
IT Services - 0.7%
Kyndryl Holdings Inc (b)	1,371,431	52,059,521
Semiconductors & Semiconductor Equipment - 2.5%
Aehr Test Systems (b)(d)	554,369	6,281,001
Credo Technology Group Holding Ltd (b)	771,600	54,027,432
Impinj Inc (b)	131,000	16,622,590
MACOM Technology Solutions Holdings Inc (b)	365,284	48,308,809
Semtech Corp (b)	312,800	20,945,088
SiTime Corp (b)	152,700	31,181,340
Veeco Instruments Inc (b)(d)	808,995	20,532,293
		197,898,553
Software - 7.8%
Algolia Inc (b)(e)(f)	234,640	5,291,132
Alkami Technology Inc (b)	1,007,985	35,067,798
Commvault Systems Inc (b)	278,720	44,388,947
Core Scientific Inc (d)	2,571,800	31,555,986
CyberArk Software Ltd (b)	98,685	36,610,161
Five9 Inc (b)	31,200	1,278,888
Intapp Inc (b)	750,498	53,503,002
Life360 Inc (b)(d)	488,066	22,314,378
Monday.com Ltd (b)	163,561	41,783,293
nCino Inc (b)	1,156,810	39,343,108
Progress Software Corp	112,600	6,455,358
Q2 Holdings Inc (b)	344,768	32,811,571
Riot Platforms Inc (b)(d)	2,228,900	26,479,332
SEMrush Holdings Inc Class A (b)	1,832,397	31,957,004
SPS Commerce Inc (b)	300,014	55,406,586
Tenable Holdings Inc (b)	1,223,639	52,726,605
Varonis Systems Inc (b)	411,350	18,658,836
Vertex Inc Class A (b)	903,908	52,200,687
Weave Communications Inc (b)	1,606,455	26,217,346
Workiva Inc Class A (b)	69,800	6,855,756
Zeta Global Holdings Corp Class A (b)	59,300	1,088,154
		621,993,928
TOTAL INFORMATION TECHNOLOGY		1,212,041,400

Materials - 4.3%
Chemicals - 1.6%
Axalta Coating Systems Ltd (b)	1,648,033	59,230,307
Cabot Corp	524,018	45,311,836
Element Solutions Inc	927,027	23,926,567
		128,468,710
Construction Materials - 0.4%
Eagle Materials Inc	115,357	29,616,756
Metals & Mining - 1.6%
ATI Inc (b)	524,037	29,917,272
Carpenter Technology Corp	497,125	95,974,953
		125,892,225
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp	477,754	55,882,885
TOTAL MATERIALS		339,860,576

Real Estate - 1.5%
Hotel & Resort REITs - 0.5%
Ryman Hospitality Properties Inc	418,757	43,902,484
Industrial REITs - 0.3%
Terreno Realty Corp	315,582	20,645,374
Real Estate Management & Development - 0.7%
Compass Inc Class A (b)	5,347,908	38,772,334
Landbridge Co LLC Class A (d)	261,797	16,982,771
		55,755,105
TOTAL REAL ESTATE		120,302,963

TOTAL UNITED STATES		7,163,713,958
TOTAL COMMON STOCKS (Cost $5,818,518,178)		7,830,008,805

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (e)(f) (Cost $1,379,633)	1,379,633	1,468,756

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
UNITED STATES - 1.3%
Health Care - 0.3%
Biotechnology - 0.3%
Bright Peak Therapeutics Inc. Series B (b)(e)(f)	1,079,522	1,748,826
Bright Peak Therapeutics Inc. Series C (e)(f)	2,205,558	2,514,336
Caris Life Sciences Inc Series D (b)(e)(f)	780,603	2,248,137
Endeavor BioMedicines Inc Series C (e)(f)	556,156	3,626,137
LifeMine Therapeutics Inc Series C (b)(e)(f)	2,048,403	1,515,818
Sonoma Biotherapeutics Inc Series B (b)(e)(f)	2,370,360	6,826,637
Sonoma Biotherapeutics Inc Series B1 (b)(e)(f)	1,264,171	4,095,914
T-Knife Therapeutics Inc Series B (b)(e)(f)	1,097,257	1,492,270
Treeline Biosciences Series A (b)(e)(f)	115,000	807,299
		24,875,374
Health Care Technology - 0.0%
Wugen Inc Series B (b)(e)(f)	326,496	1,243,950
TOTAL HEALTH CARE		26,119,324

Industrials - 0.5%
Construction & Engineering - 0.5%
Beta Technologies Inc Series A (b)(e)(f)	278,129	31,792,927
Beta Technologies Inc Series B, 6% (b)(e)(f)	85,106	11,451,863
		43,244,790
Information Technology - 0.5%
Communications Equipment - 0.2%
Astranis Space Technologies Corp (b)(e)(f)	87,241	1,135,878
Astranis Space Technologies Corp Series C (b)(e)(f)	557,717	7,261,475
Astranis Space Technologies Corp Series D (e)(f)	620,825	5,798,506
		14,195,859
IT Services - 0.0%
Yanka Industries Inc Series E (b)(e)(f)	869,641	3,035,047
Yanka Industries Inc Series F (b)(e)(f)	127,716	720,318
		3,755,365
Software - 0.3%
Algolia Inc Series D (b)(e)(f)	53,800	1,213,190
Lyte Ai Inc (e)(f)	97,800	1,319,322
Mountain Digital Inc Series D (b)(e)(f)	729,676	14,279,759
Skyryse Inc Series B (b)(e)(f)	62,100	1,633,851
		18,446,122
TOTAL INFORMATION TECHNOLOGY		36,397,346

TOTAL UNITED STATES		105,761,460
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $123,810,746)		105,761,460

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	94,135,106	94,153,933
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	386,487,814	386,526,463
TOTAL MONEY MARKET FUNDS (Cost $480,680,396)			480,680,396

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $6,424,388,953)	8,417,919,417
NET OTHER ASSETS (LIABILITIES) - (5.4)%	(434,456,991)
NET ASSETS - 100.0%	7,983,462,426

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,241,294 or 0.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $235,680,942 or 3.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia Inc	10/27/21	6,862,059

Algolia Inc Series D	7/23/21	1,573,384

Astranis Space Technologies Corp	4/05/23	1,912,404

Astranis Space Technologies Corp Series C	3/19/21	12,225,675

Astranis Space Technologies Corp Series D	4/25/24 - 12/06/24	5,799,995

Beta Technologies Inc Series A	4/09/21	20,378,512

Beta Technologies Inc Series B, 6%	4/04/22	8,780,386

Bright Peak Therapeutics Inc. Series B	5/14/21	4,216,613

Bright Peak Therapeutics Inc. Series C	5/07/24	2,500,000

Caris Life Sciences Inc Series D	5/11/21	6,322,884

Endeavor BioMedicines Inc Series C	4/22/24	3,628,695

Enliven Therapeutics Inc	3/19/24	3,736,698

Fanatics Inc Class A	8/13/20 - 3/22/21	12,874,623

LifeMine Therapeutics Inc Series C	2/15/22	4,171,757

Lyte Ai Inc	8/13/24	1,240,701

Mountain Digital Inc Series D	11/05/21	16,757,228

Oruka Therapeutics Inc	9/12/24	4,136,274

Perella Weinberg Partners	12/29/20	20,395,000

Skyryse Inc Series B	10/21/21	1,532,626

Sonoma Biotherapeutics Inc Series B	7/26/21	4,684,542

Sonoma Biotherapeutics Inc Series B1	7/26/21	3,747,635

Starling Bank Ltd Class D	6/18/21 - 4/05/22	3,728,430

T-Knife Therapeutics Inc Series B	6/30/21	6,329,856

Treeline Biosciences Series A	7/30/21	900,163

Veterinary Emergency Group	9/16/21 - 3/17/22	9,331,366

Wugen Inc 10% 6/14/2025	6/14/24	1,379,633

Wugen Inc Series B	7/09/21	2,531,944

Yanka Industries Inc Series E	5/15/20	10,504,568

Yanka Industries Inc Series F	4/08/21	4,071,177

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,503,286	853,198,467	811,547,820	607,534	-	-	94,153,933	94,135,106	0.2%
Fidelity Securities Lending Cash Central Fund	277,060,862	1,093,951,918	984,486,317	748,905	-	-	386,526,463	386,487,814	1.7%
Total	329,564,148	1,947,150,385	1,796,034,137	1,356,439	-	-	480,680,396	480,622,920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Lovesac Co/The	32,890,851	-	21,946,740	-	(6,555,634)	4,227,313	-	337,081
Total	32,890,851	-	21,946,740	-	(6,555,634)	4,227,313	-	337,081

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	138,044,997	138,044,997	-	-
Consumer Discretionary	936,226,676	892,662,956	-	43,563,720
Consumer Staples	226,332,580	226,332,580	-	-
Energy	141,271,271	141,271,271	-	-
Financials	745,513,571	736,672,624	-	8,840,947
Health Care	1,972,789,867	1,960,683,527	-	12,106,340
Industrials	1,666,939,506	1,648,762,613	18,176,893	-
Information Technology	1,542,726,798	1,537,435,666	-	5,291,132
Materials	339,860,576	339,860,576	-	-
Real Estate	120,302,963	120,302,963	-	-

Convertible Corporate Bonds
Health Care	1,468,756	-	-	1,468,756

Convertible Preferred Stocks
Health Care	26,119,324	-	-	26,119,324
Industrials	43,244,790	-	-	43,244,790
Information Technology	36,397,346	-	-	36,397,346

Money Market Funds	480,680,396	480,680,396	-	-
Total Investments in Securities:	8,417,919,417	8,222,710,169	18,176,893	177,032,355

Net Unrealized Appreciation on Unfunded Commitments	1,056,076	-	-	1,056,076
Total	1,056,076	-	-	1,056,076
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$97,720,427
Net Realized Gain (Loss) on Investment Securities	(12,368,032)
Net Unrealized Gain (Loss) on Investment Securities	14,668,373
Cost of Purchases	5,740,692
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$105,761,460
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$2,300,348
Common Stocks
Beginning Balance	$70,452,235
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(650,096)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$69,802,139
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(650,096)
Convertible Corporate Bonds
Beginning Balance	$1,411,227
Net Realized Gain (Loss) on Investment Securities	(398,614)
Net Unrealized Gain (Loss) on Investment Securities	456,143
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,468,756
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$57,531

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $375,920,801) - See accompanying schedule:
Unaffiliated issuers (cost $5,943,708,557)	$7,937,239,021
Fidelity Central Funds (cost $480,680,396)	480,680,396

Total Investment in Securities (cost $6,424,388,953)		$8,417,919,417
Foreign currency held at value (cost $19)		19
Receivable for investments sold		20,943,166
Unrealized appreciation on unfunded commitments		1,224,292
Receivable for fund shares sold		5,812,959
Dividends receivable		818,357
Interest receivable		87,691
Distributions receivable from Fidelity Central Funds		234,376
Prepaid expenses		5,198
Other receivables		23
Total assets		8,447,045,498
Liabilities
Payable for investments purchased	$54,765,623
Unrealized depreciation on unfunded commitments	168,216
Payable for fund shares redeemed	16,130,816
Accrued management fee	5,647,862
Distribution and service plan fees payable	172,627
Other payables and accrued expenses	182,415
Collateral on securities loaned	386,515,513
Total liabilities		463,583,072
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$7,983,462,426
Net Assets consist of:
Paid in capital		$5,967,004,311
Total accumulated earnings (loss)		2,016,458,115
Net Assets		$7,983,462,426

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($424,104,061 ÷ 13,125,564 shares)(a)		$32.31
Maximum offering price per share (100/94.25 of $32.31)		$34.28
Class M :
Net Asset Value and redemption price per share ($106,974,719 ÷ 3,523,293 shares)(a)		$30.36
Maximum offering price per share (100/96.50 of $30.36)		$31.46
Class C :
Net Asset Value and offering price per share ($49,250,569 ÷ 1,893,269 shares)(a)		$26.01
Small Cap Growth :
Net Asset Value, offering price and redemption price per share ($3,378,000,135 ÷ 96,889,714 shares)		$34.86
Class I :
Net Asset Value, offering price and redemption price per share ($1,231,126,997 ÷ 35,212,979 shares)		$34.96
Class Z :
Net Asset Value, offering price and redemption price per share ($2,794,005,945 ÷ 79,284,099 shares)		$35.24
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$14,646,062
Income from Fidelity Central Funds (including $748,905 from security lending)		1,356,439
Total income		16,002,501
Expenses
Management fee
Basic fee	$28,979,187
Performance adjustment	4,283,723
Distribution and service plan fees	1,026,996
Custodian fees and expenses	42,851
Independent trustees' fees and expenses	16,682
Registration fees	199,755
Audit fees	51,817
Legal	5,390
Interest	113,675
Miscellaneous	40,762
Total expenses		34,760,838
Net Investment income (loss)		(18,758,337)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	153,783,993
Redemptions in-kind	5,232,190
Affiliated issuers	(6,555,634)
Foreign currency transactions	144,491
Total net realized gain (loss)		152,605,040
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	391,399,315
Affiliated issuers	4,227,313
Unfunded commitments	(1,491,046)
Assets and liabilities in foreign currencies	(1,384)
Total change in net unrealized appreciation (depreciation)		394,134,198
Net gain (loss)		546,739,238
Net increase (decrease) in net assets resulting from operations		$527,980,901
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(18,758,337)	$(25,714,295)
Net realized gain (loss)	152,605,040	435,198,535
Change in net unrealized appreciation (depreciation)	394,134,198	807,823,915
Net increase (decrease) in net assets resulting from operations	527,980,901	1,217,308,155
Distributions to shareholders	(107,192,577)	-

Share transactions - net increase (decrease)	73,094,833	784,026,430
Total increase (decrease) in net assets	493,883,157	2,001,334,585

Net Assets
Beginning of period	7,489,579,269	5,488,244,684
End of period	$7,983,462,426	$7,489,579,269

Consolidated Financial Highlights
Fidelity Advisor® Small Cap Growth Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.63	$25.34	$23.12	$34.89	$26.64	$26.03
Income from Investment Operations
Net investment income (loss) A,B	(.12)	(.19)	(.17)	(.17)	(.26) C	(.20)
Net realized and unrealized gain (loss)	2.17	5.48	2.39	(5.58)	11.27	2.26
Total from investment operations	2.05	5.29	2.22	(5.75)	11.01	2.06
Distributions from net investment income	(.23)	-	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(6.02)	(2.76)	(1.45)
Total distributions	(.37)	-	-	(6.02)	(2.76)	(1.45)
Net asset value, end of period	$32.31	$30.63	$25.34	$23.12	$34.89	$26.64
Total Return D,E,F	6.79%	20.88%	9.60%	(20.62)%	44.21%	8.39%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.17% I	1.27%	1.32%	1.29%	1.29%	1.37%
Expenses net of fee waivers, if any	1.17 % I	1.26%	1.32%	1.29%	1.29%	1.37%
Expenses net of all reductions	1.17% I	1.26%	1.32%	1.29%	1.28%	1.36%
Net investment income (loss)	(.76)% I	(.71)%	(.71)%	(.61)%	(.82)% C	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$424,104	$388,894	$295,801	$287,905	$387,793	$268,448
Portfolio turnover rate J	75 % I,K	84% K	75% K	79% K	107%	126% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.91)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.78	$23.87	$21.83	$33.27	$25.56	$25.09
Income from Investment Operations
Net investment income (loss) A,B	(.15)	(.24)	(.21)	(.22)	(.33) C	(.25)
Net realized and unrealized gain (loss)	2.04	5.15	2.25	(5.28)	10.77	2.17
Total from investment operations	1.89	4.91	2.04	(5.50)	10.44	1.92
Distributions from net investment income	(.17)	-	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(5.94)	(2.73)	(1.45)
Total distributions	(.31)	-	-	(5.94)	(2.73)	(1.45)
Net asset value, end of period	$30.36	$28.78	$23.87	$21.83	$33.27	$25.56
Total Return D,E,F	6.65%	20.57%	9.34%	(20.85)%	43.82%	8.14%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.42% I	1.52%	1.58%	1.54%	1.55%	1.63%
Expenses net of fee waivers, if any	1.42 % I	1.51%	1.57%	1.54%	1.55%	1.63%
Expenses net of all reductions	1.42% I	1.51%	1.57%	1.54%	1.53%	1.62%
Net investment income (loss)	(1.01)% I	(.97)%	(.97)%	(.86)%	(1.08)% C	(1.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$106,975	$96,688	$76,283	$70,182	$98,005	$70,605
Portfolio turnover rate J	75 % I,K	84% K	75% K	79% K	107%	126% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.17)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.67	$20.56	$18.90	$29.58	$23.07	$22.89
Income from Investment Operations
Net investment income (loss) A,B	(.19)	(.31)	(.28)	(.31)	(.43) C	(.34)
Net realized and unrealized gain (loss)	1.75	4.42	1.94	(4.54)	9.62	1.97
Total from investment operations	1.56	4.11	1.66	(4.85)	9.19	1.63
Distributions from net investment income	(.08)	-	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(5.83)	(2.68)	(1.45)
Total distributions	(.22)	-	-	(5.83)	(2.68)	(1.45)
Net asset value, end of period	$26.01	$24.67	$20.56	$18.90	$29.58	$23.07
Total Return D,E,F	6.37%	19.99%	8.78%	(21.24)%	43.07%	7.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.92% I	2.03%	2.08%	2.05%	2.06%	2.13%
Expenses net of fee waivers, if any	1.92 % I	2.02%	2.08%	2.05%	2.06%	2.13%
Expenses net of all reductions	1.92% I	2.02%	2.08%	2.05%	2.05%	2.12%
Net investment income (loss)	(1.51)% I	(1.47)%	(1.48)%	(1.37)%	(1.59)% C	(1.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$49,251	$52,767	$51,891	$59,768	$88,239	$77,850
Portfolio turnover rate J	75 % I,K	84% K	75% K	79% K	107%	126% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.68)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Growth Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.06	$27.27	$24.81	$37.02	$28.07	$27.27
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.12)	(.11)	(.10)	(.18) C	(.13)
Net realized and unrealized gain (loss)	2.34	5.91	2.57	(6.00)	11.92	2.38
Total from investment operations	2.26	5.79	2.46	(6.10)	11.74	2.25
Distributions from net investment income	(.32)	-	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(6.11)	(2.79)	(1.45)
Total distributions	(.46)	-	-	(6.11)	(2.79)	(1.45)
Net asset value, end of period	$34.86	$33.06	$27.27	$24.81	$37.02	$28.07
Total Return D,E	6.93%	21.23%	9.92%	(20.42)%	44.60%	8.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.88% H	.99%	1.05%	1.02%	1.00%	1.08%
Expenses net of fee waivers, if any	.88 % H	.98%	1.05%	1.01%	1.00%	1.08%
Expenses net of all reductions	.88% H	.98%	1.05%	1.01%	.99%	1.07%
Net investment income (loss)	(.47)% H	(.43)%	(.44)%	(.33)%	(.53)% C	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,378,000	$3,194,599	$2,766,171	$2,747,002	$4,540,695	$2,839,506
Portfolio turnover rate I	75 % H,J	84% J	75% J	79% J	107%	126% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.16	$27.36	$24.90	$37.13	$28.15	$27.35
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.13)	(.11)	(.10)	(.19) C	(.14)
Net realized and unrealized gain (loss)	2.35	5.93	2.57	(6.03)	11.96	2.39
Total from investment operations	2.26	5.80	2.46	(6.13)	11.77	2.25
Distributions from net investment income	(.32)	-	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(6.10)	(2.79)	(1.45)
Total distributions	(.46)	-	-	(6.10)	(2.79)	(1.45)
Net asset value, end of period	$34.96	$33.16	$27.36	$24.90	$37.13	$28.15
Total Return D,E	6.90%	21.20%	9.88%	(20.42)%	44.57%	8.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92% H	1.01%	1.07%	1.04%	1.04%	1.11%
Expenses net of fee waivers, if any	.92 % H	1.01%	1.06%	1.03%	1.04%	1.11%
Expenses net of all reductions	.92% H	1.01%	1.06%	1.03%	1.03%	1.10%
Net investment income (loss)	(.51)% H	(.46)%	(.46)%	(.35)%	(.57)% C	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,231,127	$1,228,751	$660,166	$606,422	$775,746	$540,553
Portfolio turnover rate I	75 % H,J	84% J	75% J	79% J	107%	126% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.66)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.45	$27.56	$25.04	$37.32	$28.26	$27.41
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.09)	(.08)	(.06)	(.15) C	(.10)
Net realized and unrealized gain (loss)	2.36	5.98	2.60	(6.06)	12.01	2.40
Total from investment operations	2.29	5.89	2.52	(6.12)	11.86	2.30
Distributions from net investment income	(.37)	-	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(6.16)	(2.80)	(1.45)
Total distributions	(.50) D	-	-	(6.16)	(2.80)	(1.45)
Net asset value, end of period	$35.24	$33.45	$27.56	$25.04	$37.32	$28.26
Total Return E,F	6.96%	21.37%	10.06%	(20.33)%	44.75%	8.87%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.80% I	.88%	.93%	.90%	.90%	.97%
Expenses net of fee waivers, if any	.80 % I	.88%	.92%	.90%	.90%	.96%
Expenses net of all reductions	.80% I	.88%	.92%	.90%	.89%	.95%
Net investment income (loss)	(.39)% I	(.33)%	(.32)%	(.22)%	(.43)% C	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,794,006	$2,527,880	$1,637,933	$1,465,312	$366,620	$197,764
Portfolio turnover rate J	75 % I,K	84% K	75% K	79% K	107%	126% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.52)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Effective the close of business on October 16, 2024, new positions in the Fund may no longer be opened with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$ 69,802,139	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.1 - 8.0 / 3.6	Increase
			Enterprise value/Net income multiple (EV/NI)	13.0	Increase
		Discounted cash flow	Discount rate	8.5% - 8.8% / 8.7%	Decrease
Convertible Corporate Bonds	$ 1,468,756	Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
Convertible Preferred Stocks	$ 105,761,460	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.1 - 14.2 / 10.7	Increase
		Market approach	Transaction price	$1.13 - $8.61 / $3.74	Increase
			Discount rate	15.0% - 80.0% / 55.6%	Decrease
			Premium rate	15.0%	Increase
		Black scholes	Volatility	50.0% - 90.0% / 78.7%	Increase
			Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,294,358,119
Gross unrealized depreciation	(376,445,792)
Net unrealized appreciation (depreciation)	$1,917,912,327
Tax cost	$6,500,007,090

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Small Cap Growth Fund	Crescent Biopharma, Inc.	1,500,000	1,224,292
Fidelity Small Cap Growth Fund	Jade Biosciences, Inc.	3,279,997	(168,216)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Small Cap Growth Fund	12,106,340.15

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth Fund	2,923,003,548	2,948,689,564

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Small Cap Growth Fund	571,950	5,232,190	17,638,935

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Small Cap Growth Fund	1,196,548	10,828,045	34,928,214
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.86
Small Cap Growth	.83
Class I	.84
Class Z	.70

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.80
Class M	.80
Class C	.80
Small Cap Growth	.76
Class I	.80
Class Z	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Small Cap Growth Fund	Russell 2000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Small Cap Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .11%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	510,414	26,690
Class M	.25%	.25%	255,590	-
Class C	.75%	.25%	260,992	49,770
			1,026,996	76,460

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	46,597
Class M	2,994
Class CA	75
49,666

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Growth Fund	97,220

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Growth Fund	Borrower	13,300,207	5.17%	110,764

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth Fund	189,568,583	286,788,643	(15,660,670)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Small Cap Growth Fund	169,801

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Small Cap Growth Fund	4,956
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Growth Fund	79,562	24,396	6,752,000

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Growth Fund	4,610,500	5.68%	2,911
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Small Cap Growth Fund
Distributions to shareholders
Class A	$4,738,908	$-
Class M	1,065,920	-
Class C	461,614	-
Small Cap Growth	44,545,355	-
Class I	17,551,414	-
Class Z	38,829,366	-
Total	$107,192,577	$-
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Small Cap Growth Fund
Class A
Shares sold	1,390,662	3,410,425	$43,522,052	$92,435,438
Reinvestment of distributions	151,411	-	4,562,868	-
Shares redeemed	(1,111,412)	(2,388,084)	(34,671,193)	(62,921,674)
Net increase (decrease)	430,661	1,022,341	$13,413,727	$29,513,764
Class M
Shares sold	319,496	725,789	$9,416,623	$18,290,293
Reinvestment of distributions	36,974	-	1,046,004	-
Shares redeemed	(192,222)	(562,338)	(5,685,394)	(14,055,708)
Net increase (decrease)	164,248	163,451	$4,777,233	$4,234,585
Class C
Shares sold	125,585	528,459	$3,111,123	$11,466,796
Reinvestment of distributions	18,622	-	452,132	-
Shares redeemed	(389,703)	(913,022)	(9,939,226)	(18,978,864)
Net increase (decrease)	(245,496)	(384,563)	$(6,375,971)	$(7,512,068)
Small Cap Growth
Shares sold	11,524,009	19,838,628	$385,070,218	$590,342,520
Reinvestment of distributions	1,257,710	-	41,060,357	-
Shares redeemed	(12,518,856)	(24,637,695)	(419,893,882)	(689,666,536)
Net increase (decrease)	262,863	(4,799,067)	$6,236,693	$(99,324,016)
Class I
Shares sold	5,641,130	22,048,418	$188,452,330	$626,318,348
Reinvestment of distributions	379,133	-	12,386,974	-
Shares redeemed	(7,865,309)	(9,119,606)	(271,460,556)	(261,236,897)
Net increase (decrease)	(1,845,046)	12,928,812	$(70,621,252)	$365,081,451
Class Z
Shares sold	5,970,618	20,985,977	$204,488,126	$629,325,257
Reinvestment of distributions	1,124,780	-	37,160,206	-
Shares redeemed	(3,391,912)	(4,834,752)	(115,983,929)	(137,292,543)
Net increase (decrease)	3,703,486	16,151,225	$125,664,403	$492,032,714
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Small Cap Growth Fund	19%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Small Cap Growth Fund	27%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.803700.120
SCP-SANN-0425
Fidelity® Blue Chip Growth Fund

Semi-Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Blue Chip Growth Fund
Consolidated Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	1,323,400	13,525,148
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	187,600	36,626,776
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	4,325,100	40,180,179
CANADA - 0.6%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Dollarama Inc	181,591	17,183,892
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (b)	2,755,438	132,524,936
Groupe Dynamite Inc Subordinate Voting Shares	570,700	6,341,766
		138,866,702
TOTAL CONSUMER DISCRETIONARY		156,050,594

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	773,560	38,253,523
Secure Waste Infrastructure Corp	1,767,155	18,263,094
		56,516,617
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (b)	849,100	104,838,377
IT Services - 0.2%
Shopify Inc Class A (b)	1,373,047	160,238,416
TOTAL INFORMATION TECHNOLOGY		265,076,793

TOTAL CANADA		477,644,004
CHINA - 1.4%
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
JD.com Inc ADR	2,238,100	91,135,432
PDD Holdings Inc Class A ADR (b)	1,803,893	201,873,666
		293,009,098
Diversified Consumer Services - 0.1%
TAL Education Group Class A ADR (b)	3,197,900	39,110,317
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR (b)	229,700	16,118,049
TOTAL CONSUMER DISCRETIONARY		348,237,464

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	3,214,400	5,785,920
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (b)	15	1
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	3,302,255	688,685,280
TOTAL CHINA		1,042,708,665
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	416,108	54,368,671
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc	4,702,924	150,352,480
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Hermes International SCA	21,285	60,148,805
LVMH Moet Hennessy Louis Vuitton SE	79,240	57,956,500

TOTAL FRANCE		118,105,305
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	187,000	49,449,020
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	277,300	76,551,438
TOTAL GERMANY		126,000,458
INDIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	7,877,591	31,458,704
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	336,400	6,296,215
Vodafone Idea Ltd (b)	469,252,105	48,785,610
		55,081,825
Consumer Discretionary - 0.2%
Automobiles - 0.0%
Hyundai Motor India Ltd	803,294	15,544,973
Mahindra & Mahindra Ltd	416,700	14,330,381
		29,875,354
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (b)(d)(e)	10,719,190	31,872,380
Hotels, Restaurants & Leisure - 0.2%
MakeMyTrip Ltd (b)	173,700	18,980,199
Swiggy Ltd (f)	1,016,557	4,852,398
Zomato Ltd (b)	12,821,468	32,494,024
		56,326,621
TOTAL CONSUMER DISCRETIONARY		118,074,355

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	1,555,012	32,630,071
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Reliance Industries Ltd	13,034,986	189,817,440
Reliance Industries Ltd GDR (g)	218,103	12,802,646
		202,620,086
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd	1,172,172	22,958,011
ICICI Bank Ltd ADR	340,800	9,770,736
		32,728,747
Financial Services - 0.0%
Aditya Birla Capital Ltd (b)	3,606,100	7,446,283
Jio Financial Services Ltd (b)	6,689,593	18,592,261
		26,038,544
TOTAL FINANCIALS		58,767,291

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	115,500	5,227,309
Construction & Engineering - 0.0%
Larsen & Toubro Ltd	479,700	19,695,355
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	1,932,200	6,097,500
TOTAL INDUSTRIALS		31,020,164

Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(d)(e)	9,912	4,895,040
Materials - 0.1%
Construction Materials - 0.0%
Grasim Industries Ltd	575,900	16,645,086
Metals & Mining - 0.1%
Hindalco Industries Ltd	824,500	5,635,016
Welspun Corp Ltd	3,147,500	26,879,051
		32,514,067
TOTAL MATERIALS		49,159,153

TOTAL INDIA		583,706,689
IRELAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Circle Internet Financial LLC (e)	1,244,183	33,991,080
ISRAEL - 0.2%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	665,223	31,744,442
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(d)(e)	204,327	9,268,273
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	4,666,980	82,745,555
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(d)(e)	130,829	366,321
Xsight Labs Ltd warrants 12/30/2031 (b)(d)(e)	188,120	293,467
		659,788
TOTAL ISRAEL		124,418,058
JAPAN - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Nintendo Co Ltd	366,000	24,011,320
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	349,600	7,792,634
Industrials - 0.0%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	676,983	9,907,813
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	979,760	23,602,418
TOTAL JAPAN		65,314,185
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	53,950	7,240,249
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(g)(h)	1,338,042	31,814,903
NETHERLANDS - 0.1%
Information Technology - 0.1%
Software - 0.1%
Nebius Group NV Class A (b)(c)	2,469,624	80,657,920
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (b)	196,000	23,870,840
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	2,377,671	142,374,939
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG (b)	259,342	31,522,547
TOTAL SWITZERLAND		173,897,486
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,180,832	665,811,754
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	223,186	59,583,966
Flutter Entertainment PLC (United Kingdom) (b)	230,581	62,354,220
		121,938,186
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	856,502	41,149,238
TOTAL UNITED KINGDOM		163,087,424
UNITED STATES - 92.9%
Communication Services - 17.9%
Entertainment - 3.6%
Netflix Inc (b)	2,037,424	1,990,074,266
ROBLOX Corp Class A (b)	4,389,700	311,975,979
Roku Inc Class A (b)	1,459,100	120,755,116
Spotify Technology SA (b)(c)	203,250	111,492,788
Take-Two Interactive Software Inc (b)	107,585	19,958,093
Walt Disney Co/The	1,486,400	168,052,384
		2,722,308,626
Interactive Media & Services - 14.3%
Alphabet Inc Class A	28,743,121	5,864,171,546
Epic Games Inc (b)(d)(e)	6,131	4,159,945
Meta Platforms Inc Class A	5,416,928	3,733,238,439
Reddit Inc Class A	786,282	156,902,573
Reddit Inc Class B (b)	566,705	113,085,983
Snap Inc Class A (b)	84,717,315	956,458,486
		10,828,016,972
Media - 0.0%
Trade Desk Inc (The) Class A (b)	270,088	32,054,044
TOTAL COMMUNICATION SERVICES		13,582,379,642

Consumer Discretionary - 20.3%
Automobiles - 1.9%
Neutron Holdings Inc (b)(d)(e)	7,152,433	411,980
Rad Power Bikes Inc (b)(d)(e)	928,091	194,899
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	980,651	509,939
Rivian Automotive Inc Class A (b)(c)	6,531,553	82,036,306
Tesla Inc (b)	3,421,357	1,384,281,042
		1,467,434,166
Broadline Retail - 9.5%
Amazon.com Inc (b)	30,135,416	7,162,585,675
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Inc (b)	191,700	23,502,420
Duolingo Inc Class A (b)	216,562	78,826,402
		102,328,822
Hotels, Restaurants & Leisure - 2.0%
Brinker International Inc (b)	714,600	130,035,762
Carnival Corp (b)	1,378,000	38,129,260
Cava Group Inc (b)	245,689	33,180,299
Chipotle Mexican Grill Inc (b)	6,231,543	363,610,534
DraftKings Inc Class A (b)(c)	4,029,168	169,023,598
Planet Fitness Inc Class A (b)	522,800	56,546,048
Royal Caribbean Cruises Ltd	151,210	40,312,586
Sonder Holdings Inc Stage 1 rights (b)(e)	16,222	0
Sonder Holdings Inc Stage 2 rights (b)(e)	16,221	0
Sonder Holdings Inc Stage 3 rights (b)(e)	16,222	0
Sonder Holdings Inc Stage 4 rights (b)(e)	16,221	0
Sonder Holdings Inc Stage 5 rights (b)(e)	16,221	0
Sonder Holdings Inc Stage 5 rights (b)(e)	16,221	1
Starbucks Corp	4,689,035	504,915,289
Sweetgreen Inc Class A (b)(c)	4,056,593	133,543,042
Texas Roadhouse Inc	151,500	27,436,650
Viking Holdings Ltd	641,811	32,494,891
Wingstop Inc	71,288	21,236,695
		1,550,464,655
Household Durables - 0.7%
DR Horton Inc	410,987	58,319,055
PulteGroup Inc	475,309	54,080,658
SharkNinja Inc	3,600,725	402,597,063
Toll Brothers Inc	147,900	20,086,299
		535,083,075
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)(c)	7,639,300	59,204,574
Specialty Retail - 3.7%
Abercrombie & Fitch Co Class A (b)(c)	1,941,371	231,760,870
Carvana Co Class A (b)	2,461,914	609,274,477
Chewy Inc Class A (b)	759,400	29,601,411
Fanatics Inc Class A (b)(d)(e)	1,938,909	116,334,540
Five Below Inc (b)	875,456	82,100,264
Floor & Decor Holdings Inc Class A (b)	72,000	7,207,199
Home Depot Inc/The	165,368	68,128,309
Lowe's Cos Inc	2,334,275	607,004,871
RH (b)(i)	1,043,079	437,164,840
TJX Cos Inc/The	2,660,730	332,032,497
Victoria's Secret & Co (b)	2,133,900	77,588,604
Warby Parker Inc Class A (b)	2,670,035	73,986,670
Wayfair Inc Class A (b)	1,451,348	70,201,703
		2,742,386,255
Textiles, Apparel & Luxury Goods - 2.3%
Capri Holdings Ltd (b)	4,922,600	121,982,028
Deckers Outdoor Corp (b)	3,024,806	536,479,592
Lululemon Athletica Inc (b)	1,626,284	673,606,833
NIKE Inc Class B	2,013,836	154,863,988
Ralph Lauren Corp Class A	107,600	26,867,720
Tapestry Inc	440,800	32,151,952
Tory Burch LLC Class A (b)(d)(e)(j)	293,611	12,830,801
Under Armour Inc Class A (b)(c)	13,513,300	112,836,055
VF Corp (c)	1,943,000	50,459,710
		1,722,078,679
TOTAL CONSUMER DISCRETIONARY		15,341,565,901

Consumer Staples - 1.0%
Beverages - 0.1%
Celsius Holdings Inc (b)(c)	930,500	23,243,890
Coca-Cola Co/The	238,400	15,133,632
		38,377,522
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc	1,251,700	25,096,585
BJ's Wholesale Club Holdings Inc (b)	200,000	19,810,000
Costco Wholesale Corp	139,888	137,073,453
Target Corp	997,300	137,537,643
Walmart Inc	2,920,685	286,694,440
		606,212,121
Food Products - 0.0%
Bowery Farming Inc (b)(e)	306,790	3
Bowery Farming Inc warrants (b)(d)(e)	145,528	1
Freshpet Inc (b)	197,400	31,574,130
Real Good Food Co Inc/The Class A (b)	16,287	18
Real Good Food Co LLC /The Class B (b)(e)	105,172	1
Real Good Food Co LLC /The Class B unit (b)(g)	105,172	116
		31,574,269
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(d)(e)	29,210,272	29,502,375
JUUL Labs Inc Class B (b)(d)(e)	6,625	6,691
Philip Morris International Inc	573,803	74,709,151
		104,218,217
TOTAL CONSUMER STAPLES		780,382,129

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Antero Resources Corp (b)	183,600	6,851,952
Cheniere Energy Inc	64,300	14,380,695
Ovintiv Inc	167,600	7,076,072
		28,308,719
Financials - 4.5%
Banks - 0.2%
Citigroup Inc	1,803,048	146,822,199
Wells Fargo & Co	516,500	40,700,200
		187,522,399
Capital Markets - 1.7%
Ares Management Corp Class A	501,800	99,466,796
Bank of New York Mellon Corp/The	219,000	18,818,670
Blue Owl Capital Inc Class A	6,638,464	172,666,449
Charles Schwab Corp/The	92,500	7,651,600
Coinbase Global Inc Class A (b)	1,036,964	302,098,722
Goldman Sachs Group Inc/The	357,892	229,194,037
Interactive Brokers Group Inc Class A	56,800	12,350,592
Jefferies Financial Group Inc	523,654	40,263,756
KKR & Co Inc Class A	766,336	128,031,756
Moody's Corp	166,984	83,398,489
Morgan Stanley	875,604	121,209,862
Nasdaq Inc	90,900	7,484,705
Robinhood Markets Inc Class A (b)	1,691,757	87,886,776
		1,310,522,210
Consumer Finance - 0.3%
American Express Co	834,556	264,929,802
Financial Services - 2.1%
Affirm Holdings Inc Class A (b)	1,724,300	105,303,001
Apollo Global Management Inc	1,039,418	177,719,690
Berkshire Hathaway Inc Class B (b)	52,063	24,400,365
Block Inc Class A (b)	2,137,346	194,113,764
Fiserv Inc (b)	135,000	29,165,400
Mastercard Inc Class A	1,301,904	723,116,539
PayPal Holdings Inc (b)	370,600	32,827,748
Toast Inc Class A (b)	2,051,792	83,959,329
Visa Inc Class A	440,887	150,695,177
		1,521,301,013
Insurance - 0.2%
Progressive Corp/The	599,185	147,663,151
TOTAL FINANCIALS		3,431,938,575

Health Care - 5.5%
Biotechnology - 0.9%
AbbVie Inc	221,000	40,641,900
Alnylam Pharmaceuticals Inc (b)	253,952	68,899,717
Apogee Therapeutics Inc (b)	275,454	11,392,777
Arcellx Inc (b)	87,186	5,939,982
Avidity Biosciences Inc (b)	218,066	7,180,913
Cibus Inc Class A (b)	153,600	382,464
Exact Sciences Corp (b)	312,074	17,491,748
Gilead Sciences Inc	1,110,500	107,940,600
Janux Therapeutics Inc (b)	224,329	9,753,825
Legend Biotech Corp ADR (b)	486,476	18,534,736
Moderna Inc (b)	806,091	31,776,107
MoonLake Immunotherapeutics Class A (b)	392,858	18,067,539
Natera Inc (b)(c)	220,700	39,046,244
Nurix Therapeutics Inc (b)	81,200	1,600,452
Regeneron Pharmaceuticals Inc (b)	440,293	296,308,384
Scholar Rock Holding Corp (b)	412,100	16,640,598
Summit Therapeutics Inc (b)	176,300	3,790,450
Viking Therapeutics Inc (b)	601,437	19,697,062
		715,085,498
Health Care Equipment & Supplies - 1.7%
Blink Health LLC Class A1 (b)(d)(e)	63,681	2,296,973
Boston Scientific Corp (b)	7,093,360	726,076,330
Glaukos Corp (b)	187,252	29,293,703
Insulet Corp (b)	294,900	82,094,262
Intuitive Surgical Inc (b)	509,491	291,367,713
Masimo Corp (b)	140,725	24,518,517
Stryker Corp	317,705	124,314,789
		1,279,962,287
Health Care Providers & Services - 0.3%
UnitedHealth Group Inc	380,792	206,575,852
Health Care Technology - 0.0%
Multiplan Corp warrants (b)(d)	138,859	1
Veeva Systems Inc Class A (b)	159,000	37,088,340
		37,088,341
Life Sciences Tools & Services - 0.2%
Danaher Corp	387,813	86,381,468
Revvity Inc (c)	25,800	3,254,153
Thermo Fisher Scientific Inc	86,668	51,805,797
Veterinary Emergency Group (b)(d)(e)(j)	524,494	33,321,104
		174,762,522
Pharmaceuticals - 2.4%
Elanco Animal Health Inc (b)	1,355,700	16,309,071
Eli Lilly & Co	2,126,950	1,725,126,607
Structure Therapeutics Inc ADR (b)	112,649	3,376,091
		1,744,811,769
TOTAL HEALTH CARE		4,158,286,269

Industrials - 3.8%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)	184,000	120,001,120
Boeing Co (b)	2,097,705	370,286,887
GE Aerospace	895,626	182,322,585
Howmet Aerospace Inc	1,129,115	142,923,377
Space Exploration Technologies Corp (b)(d)(e)	3,006,587	556,218,595
Space Exploration Technologies Corp Class C (b)(d)(e)	104,067	19,252,395
Spirit AeroSystems Holdings Inc Class A (b)	386,503	13,144,967
Standardaero Inc (c)	336,400	9,028,975
TransDigm Group Inc	26,031	35,228,794
		1,448,407,695
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	358,500	35,667,165
Building Products - 0.2%
AAON Inc	187,800	21,856,164
AZEK Co Inc/The Class A (b)	429,542	22,005,437
Builders FirstSource Inc (b)	255,820	42,793,570
Fortune Brands Innovations Inc	500,600	35,878,002
Lennox International Inc	27,000	15,995,340
Trane Technologies PLC	81,599	29,600,037
		168,128,550
Construction & Engineering - 0.1%
EMCOR Group Inc	62,575	28,037,355
Fluor Corp (b)	441,971	21,307,421
		49,344,776
Electrical Equipment - 0.4%
Acuity Brands Inc	98,877	32,865,726
Eaton Corp PLC	217,657	71,051,951
GE Vernova Inc	415,968	155,106,148
Vertiv Holdings Co Class A	351,900	41,179,338
		300,203,163
Ground Transportation - 0.3%
Avis Budget Group Inc (b)	162,700	14,594,190
Lyft Inc Class A (b)	8,427,831	114,112,832
Uber Technologies Inc (b)	905,900	60,559,415
XPO Inc (b)	62,100	8,300,907
		197,567,344
Industrial Conglomerates - 0.0%
3M Co	226,900	34,534,180
Honeywell International Inc	63,300	14,161,476
		48,695,656
Machinery - 0.0%
Chart Industries Inc (b)	67,500	14,282,324
Passenger Airlines - 0.5%
Alaska Air Group Inc (b)(c)	831,300	60,892,725
Delta Air Lines Inc	1,292,400	86,939,748
JetBlue Airways Corp (b)(c)	7,096,100	46,692,338
United Airlines Holdings Inc (b)	1,403,200	148,514,688
		343,039,499
Professional Services - 0.1%
Paycom Software Inc	256,400	53,218,384
Trading Companies & Distributors - 0.3%
Core & Main Inc Class A (b)	133,400	7,529,096
Ferguson Enterprises Inc	357,418	64,735,548
FTAI Aviation Ltd (c)	1,592,330	160,076,935
		232,341,579
TOTAL INDUSTRIALS		2,890,896,135

Information Technology - 39.0%
Communications Equipment - 0.2%
Arista Networks Inc	1,038,112	119,621,646
Ciena Corp (b)	735,239	64,068,726
		183,690,372
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	1,685,000	119,264,300
Coherent Corp (b)	710,473	64,290,702
		183,555,002
IT Services - 0.7%
Cloudflare Inc Class A (b)	252,400	34,932,160
Okta Inc Class A (b)	2,713,862	255,700,078
Snowflake Inc Class A (b)	1,090,630	197,960,251
Twilio Inc Class A (b)	120,400	17,648,232
X Holdings Corp Class A (b)(d)(e)	196,600	6,204,696
		512,445,417
Semiconductors & Semiconductor Equipment - 18.0%
Astera Labs Inc (b)	3,256,974	330,322,303
Broadcom Inc	4,657,660	1,030,600,428
GlobalFoundries Inc (b)	5,178,647	214,758,491
Impinj Inc (b)	297,121	37,701,684
Lam Research Corp	1,393,660	112,956,143
Marvell Technology Inc	22,082,810	2,492,265,937
Micron Technology Inc	669,402	61,076,238
Monolithic Power Systems Inc	561,968	358,181,544
NVIDIA Corp	72,406,545	8,693,853,859
ON Semiconductor Corp (b)	4,030,556	210,959,301
Semtech Corp (b)	134,400	8,999,424
		13,551,675,352
Software - 9.7%
Appfolio Inc Class A (b)	38,900	9,099,099
Applied Intuition Inc Class A (d)(e)	33,762	2,167,858
AppLovin Corp Class A (b)	2,630,680	972,273,021
Atlassian Corp Class A (b)	28,600	8,773,908
Atom Tickets LLC (b)(d)(e)(j)	1,204,239	12
Coreweave Inc Class A (d)(e)	148,061	139,155,131
Crowdstrike Holdings Inc Class A (b)	80,500	32,044,635
Datadog Inc Class A (b)	853,286	121,772,445
Figma Inc Class A (d)(e)	253,830	6,698,574
HubSpot Inc (b)	279,329	217,745,335
Informatica Inc Class A (b)	280,000	7,190,400
Life360 Inc (b)	422,656	19,323,832
Microsoft Corp	11,776,276	4,887,861,117
Monday.com Ltd (b)	129,400	33,056,524
OpenAI Global LLC rights (b)(d)(e)	29,421,124	29,421,124
Oracle Corp	1,454,343	247,325,571
Procore Technologies Inc (b)(c)	181,500	14,440,140
Salesforce Inc	393,300	134,390,610
Servicenow Inc (b)	309,177	314,859,673
Stripe Inc Class B (b)(d)(e)	173,600	5,155,920
Synopsys Inc (b)	80,450	42,274,866
Tanium Inc Class B (b)(d)(e)	554,900	5,288,197
Zoom Communications Inc Class A (b)	1,009,998	87,809,226
Zscaler Inc (b)	50,200	10,170,018
		7,348,297,236
Technology Hardware, Storage & Peripherals - 10.2%
Apple Inc	32,525,245	7,675,957,820
Super Micro Computer Inc (b)(c)	546,619	15,589,574
Western Digital Corp (b)	233,000	15,175,290
		7,706,722,684
TOTAL INFORMATION TECHNOLOGY		29,486,386,063

Materials - 0.5%
Chemicals - 0.1%
Sherwin-Williams Co/The	147,586	52,859,402
Construction Materials - 0.2%
CRH PLC	293,566	29,071,840
Eagle Materials Inc	168,474	43,254,015
Martin Marietta Materials Inc	60,490	32,913,819
Vulcan Materials Co	158,277	43,391,640
		148,631,314
Containers & Packaging - 0.0%
Smurfit WestRock PLC	627,200	33,298,048
Metals & Mining - 0.2%
Carpenter Technology Corp	890,719	171,962,210
TOTAL MATERIALS		406,750,974

Real Estate - 0.4%
Health Care REITs - 0.3%
Welltower Inc	1,744,547	238,095,775
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (b)	980,755	80,637,676
TOTAL REAL ESTATE		318,733,451

Utilities - 0.0%
Electric Utilities - 0.0%
Constellation Energy Corp	24,000	7,199,520
TOTAL UNITED STATES		70,432,827,378
TOTAL COMMON STOCKS (Cost $29,218,579,249)		74,446,149,652

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	2,432,800	6,225,778
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	647,200	1,656,250
Neutron Holdings Inc 7.5% 10/29/2026 (d)(e)(k)	23,065,557	28,352,183
		36,234,211
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (d)(e)	187,681	191,772
TOTAL UNITED STATES		36,425,983
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $26,333,238)		36,425,983

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(d)(e)	293,038	72,573,791
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	170,267	31,320,916
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy (d)(e)	913,194	23,459,954
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (d)(e)	199,367	10,773,793
Meesho Series E (d)(e)	33,209	1,794,614
Meesho Series E1 (d)(e)	39,951	2,158,952
Meesho Series F (b)(d)(e)	577,413	31,746,167
		46,473,526
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd Series 1 (b)(d)(e)	23,689	11,698,813
Pine Labs Pvt Ltd Series A (b)(d)(e)	5,920	2,923,592
Pine Labs Pvt Ltd Series B (b)(d)(e)	6,440	3,180,394
Pine Labs Pvt Ltd Series B2 (b)(d)(e)	5,209	2,572,465
Pine Labs Pvt Ltd Series C (b)(d)(e)	9,690	4,785,407
Pine Labs Pvt Ltd Series C1 (b)(d)(e)	2,041	1,007,947
Pine Labs Pvt Ltd Series D (b)(d)(e)	2,183	1,078,074
		27,246,692
TOTAL INDIA		73,720,218
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	1,192,000	7,509,600
Xsight Labs Ltd Series E (d)(e)	940,603	7,289,673
Xsight Labs Ltd Series E1 (d)(e)	436,098	4,020,823

TOTAL ISRAEL		18,820,096
UNITED STATES - 1.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(e)	50,654,200	2,917,682
Neutron Holdings Inc Series 1D (b)(d)(e)	85,315,542	4,914,175
Rad Power Bikes Inc Series A (b)(d)(e)	120,997	25,409
Rad Power Bikes Inc Series C (b)(d)(e)	476,111	271,383
Rad Power Bikes Inc Series D (b)(d)(e)	867,000	823,651
Waymo LLC (d)(e)	149,427	11,335,532
Waymo LLC Series A2 (b)(d)(e)	81,316	5,039,153
		25,326,985
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	6,100	1,506,822
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	166,200	5,421,444
GoBrands Inc Series H (b)(d)(e)	104,029	4,352,573
		9,774,017
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(e)	1,091,300	11
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(d)(e)	2,570,575	2,596,281
JUUL Labs Inc Series D (b)(d)(e)	13,822	13,960
JUUL Labs Inc Series E (b)(d)(e)	14,959	15,109
		2,625,350
TOTAL CONSUMER STAPLES		12,399,378

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (d)(e)	363,100	4,593,215
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	150,460	11,198,738
Tenstorrent Holdings Inc Series D1 (d)(e)	112,771	8,889,738
Tenstorrent Holdings Inc Series D2 (d)(e)	47,443	3,608,989
		28,290,680
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(d)(e)	3,301	691,856
Castle Creek Biosciences Inc Series D2 (b)(d)(e)	5,347	1,059,240
		1,751,096
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(d)(e)	170,685	6,156,608
Blink Health LLC Series D (d)(e)	38,410	1,385,449
		7,542,057
TOTAL HEALTH CARE		9,293,153

Industrials - 0.6%
Aerospace & Defense - 0.6%
ABL Space Systems Co Series A10 (d)(e)	789,444	307,883
ABL Space Systems Co Series A8 (d)(e)	306,520	119,543
ABL Space Systems Co Series A9 (d)(e)	158,338	61,752
Anduril Industries Inc (d)(e)	544,932	13,688,692
Relativity Space Inc Series E (b)(d)(e)	2,480,614	2,331,777
Space Exploration Technologies Corp Series G (b)(d)(e)	98,074	181,436,900
Space Exploration Technologies Corp Series H (b)(d)(e)	25,767	47,668,950
Space Exploration Technologies Corp Series J (b)(d)(e)	5,376	9,945,600
Space Exploration Technologies Corp Series N (b)(d)(e)	79,406	146,901,100
		402,462,197
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (d)(e)	281,500	10,739,225
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(d)(e)	101,010	11,546,453
Beta Technologies Inc Series C, 6% (d)(e)	25,529	2,950,642
		14,497,095
TOTAL INDUSTRIALS		427,698,517

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(d)(e)	771,513	4,320,473
Enevate Corp Series E (b)(d)(e)	12,084,432	6,767,282
Frore Systems Inc Series C (d)(e)	366,694	5,826,768
Menlo Microsystems Inc Series C (b)(d)(e)	4,680,700	3,276,489
		20,191,012
IT Services - 0.0%
Gupshup Inc (b)(d)(e)	709,497	5,626,311
Yanka Industries Inc Series F (b)(d)(e)	508,854	2,869,937
		8,496,248
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(d)(e)	391,847	7,245,251
Retym Inc (e)	194,389	2,058,580
Retym Inc Series C (b)(d)(e)	810,037	8,124,671
SiMa Technologies Inc Series B (b)(d)(e)	2,821,200	17,632,500
SiMa Technologies Inc Series B1 (b)(d)(e)	188,978	1,379,539
		36,440,541
Software - 0.5%
Algolia Inc Series D (b)(d)(e)	276,495	6,234,962
Anthropic PBC Series D (d)(e)	393,051	22,993,484
Applied Intuition Inc Series A2 (d)(e)	43,948	2,821,901
Applied Intuition Inc Series B2 (d)(e)	21,192	1,360,738
Coreweave Inc Series C (d)(e)	9,498	10,050,404
Crusoe Energy Systems LLC (d)(e)	300,371	8,761,822
Databricks Inc (d)(e)	190,149	17,588,783
Databricks Inc Series G (b)(d)(e)	437,958	40,511,115
Databricks Inc Series H (b)(d)(e)	273,924	25,337,970
Databricks Inc Series I (b)(d)(e)	6,675	617,437
Dataminr Inc Series D, 8% (b)(d)(e)	277,250	3,679,108
Lyte Ai Inc (d)(e)	692,307	9,339,221
MOLOCO Inc Series A (b)(d)(e)	103,822	6,779,577
Mountain Digital Inc Series D (b)(d)(e)	524,265	10,259,866
Runway AI Inc (d)(e)	54,013	6,184,489
Skyryse Inc Series B (b)(d)(e)	560,000	14,733,600
Stripe Inc Series H (b)(d)(e)	73,100	2,171,070
Stripe Inc Series I (b)(d)(e)	1,129,819	33,555,624
xAI Corp Series B (d)(e)	3,688,585	79,857,865
xAI Corp Series C (d)(e)	674,457	14,601,994
		317,441,030
Technology Hardware, Storage & Peripherals - 0.2%
Lightmatter Inc (d)(e)	363,511	29,044,529
Lightmatter Inc Series C1 (b)(d)(e)	372,617	24,078,511
Lightmatter Inc Series C2 (b)(d)(e)	58,528	3,851,727
		56,974,767
TOTAL INFORMATION TECHNOLOGY		439,543,598

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(d)(e)	2,271,329	61,734,722
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(d)(e)	341,408	10,641,688
Redwood Materials Series D (b)(d)(e)	97,832	3,049,423
		13,691,111
TOTAL UNITED STATES		1,019,484,966
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $996,865,074)		1,239,379,941

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(d)(e) (Cost $9,830,736)	29,758	6,481,888

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (d)(e)	980,651	1,280,011
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(l)	671,584	596,546
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	2,937,878	3,031,368
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (d)(e)	1,324,031	1,463,981
TOTAL INFORMATION TECHNOLOGY		5,091,895

TOTAL UNITED STATES		6,371,906
TOTAL PREFERRED SECURITIES (Cost $5,914,144)		6,371,906

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.37	145,187,727	145,216,764
Fidelity Securities Lending Cash Central Fund (m)(n)	4.37	303,829,070	303,859,453
TOTAL MONEY MARKET FUNDS (Cost $449,076,217)			449,076,217

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $30,706,598,658)	76,183,885,587
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(302,670,563)
NET ASSETS - 100.0%	75,881,215,024

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,308,214,290 or 3.0% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $4,852,398 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,617,665 or 0.1% of net assets.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $37,042,212 or 0.0% of net assets.

(i)	Affiliated company
(j)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/23	1,348,925

ABL Space Systems Co Series A8	3/24/21	12,165,467

ABL Space Systems Co Series A9	10/22/21	9,626,140

AgBiome LLC Series C	6/29/18	6,911,967

Akeana Series C	1/23/24	4,633,446

Algolia Inc Series D	7/23/21	8,086,110

Alif Semiconductor Series C	3/08/22	7,953,922

Anduril Industries Inc	8/07/24	11,844,969

Ant International Co Ltd Class C	5/16/18	12,251,284

Anthropic PBC Series D	5/31/24	11,793,299

Applied Intuition Inc Class A	7/02/24	2,015,419

Applied Intuition Inc Series A2	7/02/24	2,623,471

Applied Intuition Inc Series B2	7/02/24	1,265,054

Atom Tickets LLC	8/15/17	7,000,000

Beta Technologies Inc Series A	4/09/21	7,401,003

Beta Technologies Inc Series C, 6%	10/24/24	2,922,305

Blink Health LLC Class A1	12/30/20 - 6/17/24	1,806,910

Blink Health LLC Series C	11/07/19 - 7/14/21	6,516,071

Blink Health LLC Series D	6/17/24 - 6/25/24	1,613,220

Bolt Technology OU Series E	1/03/22	44,234,771

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	32,109,399

Castle Creek Biosciences Inc Series A4	9/29/16	9,830,736

Castle Creek Biosciences Inc Series B	10/09/18	1,359,517

Castle Creek Biosciences Inc Series D2	6/28/21	916,700

Cellink Corp Series D	1/20/22	16,065,910

Coreweave Inc Class A	11/29/23	45,878,181

Coreweave Inc Series C	5/17/24	7,399,417

Crusoe Energy Systems LLC	12/10/24	8,762,375

Databricks Inc	12/17/24	17,588,783

Databricks Inc Series G	2/01/21	25,893,230

Databricks Inc Series H	8/31/21	20,129,068

Databricks Inc Series I	9/14/23	490,613

Dataminr Inc Series D, 8%	3/06/15	3,534,938

Diamond Foundry Inc Series C	3/15/21	54,511,896

Discord Inc Series I	9/15/21	3,358,809

Enevate Corp 10% 5/12/2025	11/12/24	187,681

Enevate Corp 6%	11/02/23 - 10/31/24	671,584

Enevate Corp Series E	1/29/21	13,397,828

Epic Games Inc	7/30/20	3,525,325

Fanatics Inc Class A	8/13/20 - 10/24/22	78,989,836

Figma Inc Class A	5/15/24	5,887,079

Frore Systems Inc Series C	5/10/24	5,892,919

GoBrands Inc Series G	3/02/21	41,503,015

GoBrands Inc Series H	7/22/21	40,414,287

Gupshup Inc	6/08/21	16,222,791

JUUL Labs Inc Class A	12/20/17 - 2/23/24	30,079,410

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15 - 7/06/18	0

JUUL Labs Inc Series D	6/25/18 - 7/06/18	0

JUUL Labs Inc Series E	12/20/17	320,665

Lenskart Solutions Pvt Ltd	4/30/24	29,540,064

Lightmatter Inc	10/11/24	29,164,669

Lightmatter Inc Series C1	5/19/23	6,132,083

Lightmatter Inc Series C2	12/18/23	1,521,833

Lyte Ai Inc	8/13/24	8,782,676

Meesho Series D2	7/15/24	11,164,552

Meesho Series E	7/15/24	1,859,704

Meesho Series E1	4/18/24	2,237,256

Meesho Series F	9/21/21 - 7/15/24	43,634,380

Menlo Microsystems Inc Series C	2/09/22	6,204,268

MOLOCO Inc Series A	6/26/23	6,229,320

Mountain Digital Inc Series D	11/05/21	12,039,903

Multiplan Corp warrants	10/08/20	0

Neutron Holdings Inc	2/04/21	71,531

Neutron Holdings Inc 4% 5/22/2027	6/04/20	2,432,800

Neutron Holdings Inc 4% 6/12/2027	6/12/20	647,200

Neutron Holdings Inc 7.5% 10/29/2026	10/29/21 - 10/27/24	23,065,557

Neutron Holdings Inc Series 1C	7/03/18	9,261,614

Neutron Holdings Inc Series 1D	1/25/19	20,689,019

OpenAI Global LLC rights	9/30/24	29,421,124

Oura Health Oy	12/18/24	23,459,954

Pine Labs Pvt Ltd	6/30/21	3,695,788

Pine Labs Pvt Ltd Series 1	6/30/21	8,832,681

Pine Labs Pvt Ltd Series A	6/30/21	2,207,331

Pine Labs Pvt Ltd Series B	6/30/21	2,401,218

Pine Labs Pvt Ltd Series B2	6/30/21	1,942,228

Pine Labs Pvt Ltd Series C	6/30/21	3,613,013

Pine Labs Pvt Ltd Series C1	6/30/21	761,007

Pine Labs Pvt Ltd Series D	6/30/21	813,953

Rad Power Bikes Inc	1/21/21	4,476,962

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	980,651

Rad Power Bikes Inc Series A	1/21/21	583,670

Rad Power Bikes Inc Series C	1/21/21	2,296,683

Rad Power Bikes Inc Series D	9/17/21	8,309,155

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	1

Rapyd Financial Network 2016 Ltd	3/30/21	14,999,992

Redwood Materials Series C	5/28/21	16,183,924

Redwood Materials Series D	6/02/23	4,670,095

Relativity Space Inc Series E	5/27/21	56,645,069

Retym Inc Series C	5/17/23 - 6/20/23	6,303,546

Runway AI Inc	9/06/24	5,855,969

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	2,937,878

SiMa Technologies Inc Series B	5/10/21	14,465,421

SiMa Technologies Inc Series B1	4/25/22	1,340,024

Skyryse Inc 0% 2/5/2027	8/13/24	1,324,031

Skyryse Inc Series B	10/21/21	13,820,783

Space Exploration Technologies Corp	10/16/15 - 12/09/24	60,518,403

Space Exploration Technologies Corp Class C	9/11/17 - 12/09/24	11,127,463

Space Exploration Technologies Corp Series G	1/20/15 - 9/07/23	8,180,646

Space Exploration Technologies Corp Series H	8/04/17	3,478,545

Space Exploration Technologies Corp Series J	9/07/23	4,354,560

Space Exploration Technologies Corp Series N	8/04/20	21,439,620

Stripe Inc Class B	5/18/21	6,966,287

Stripe Inc Series H	3/15/21	2,933,138

Stripe Inc Series I	3/20/23 - 5/12/23	22,747,934

Tanium Inc Class B	4/21/17	2,754,690

Tenstorrent Holdings Inc Series C1	4/23/21	8,945,545

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	8,889,338

Tenstorrent Holdings Inc Series D2	7/17/24	3,604,719

Tory Burch LLC Class A	5/14/15	20,796,681

Veterinary Emergency Group	9/16/21 - 3/17/22	21,635,527

Waymo LLC	10/18/24	11,685,386

Waymo LLC Series A2	5/08/20	6,982,377

X Holdings Corp Class A	10/25/22	19,660,000

xAI Corp Series B	5/13/24	44,152,362

xAI Corp Series C	11/22/24	14,601,994

Xsight Labs Ltd Series D	2/16/21	9,531,232

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	7,524,825

Xsight Labs Ltd Series E1	1/11/24	3,487,040

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Yanka Industries Inc Series F	4/08/21	16,220,637

Zipline International Inc Series G	6/07/24	11,807,883

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Swiggy Ltd	2025-02-10

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,919,537	1,273,979,134	1,163,681,907	486,559	-	-	145,216,764	145,187,727	0.2%
Fidelity Securities Lending Cash Central Fund	200,820,844	1,138,099,297	1,035,060,688	557,001	-	-	303,859,453	303,829,070	1.3%
Total	235,740,381	2,412,078,431	2,198,742,595	1,043,560	-	-	449,076,217	449,016,797

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
RH	296,338,476	8,068,026	-	-	-	132,758,338	437,164,840	1,043,079
Real Good Food Co LLC /The Class B	13	-	-	-	-	(12)	-	105,172
Real Good Food Co LLC /The Class B unit	643,657	-	-	-	-	(643,541)	-	105,172
Warby Parker Inc Class A	88,773,876	-	43,872,328	-	(61,601,505)	90,686,627	-	2,670,035
Total	385,756,022	8,068,026	43,872,328	-	(61,601,505)	222,801,412	437,164,840	3,923,458

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	13,716,802,331	13,602,090,537	110,551,849	4,159,945
Consumer Discretionary	16,553,940,878	16,258,815,428	132,970,910	162,154,540
Consumer Staples	844,756,642	782,617,500	32,630,071	29,509,071
Energy	287,445,422	97,627,982	189,817,440	-
Financials	3,612,715,280	3,473,524,214	90,145,793	49,045,273
Health Care	4,363,549,818	4,327,931,740	1	35,618,077
Industrials	2,931,824,113	2,315,425,146	40,927,977	575,470,990
Information Technology	31,313,091,891	31,106,205,302	7,240,249	199,646,340
Materials	496,090,306	446,931,153	49,159,153	-
Real Estate	318,733,451	318,733,451	-	-
Utilities	7,199,520	7,199,520	-	-

Convertible Corporate Bonds
Consumer Discretionary	36,234,211	-	-	36,234,211
Information Technology	191,772	-	-	191,772

Convertible Preferred Stocks
Communication Services	72,573,791	-	-	72,573,791
Consumer Discretionary	73,307,333	-	-	73,307,333
Consumer Staples	12,399,378	-	-	12,399,378
Financials	28,290,680	-	-	28,290,680
Health Care	32,753,107	-	-	32,753,107
Industrials	427,698,517	-	-	427,698,517
Information Technology	516,931,302	-	-	516,931,302
Materials	61,734,722	-	-	61,734,722
Utilities	13,691,111	-	-	13,691,111

Non-Convertible Preferred Stocks
Health Care	6,481,888	-	-	6,481,888

Preferred Securities
Consumer Discretionary	1,280,011	-	-	1,280,011
Information Technology	5,091,895	-	-	5,091,895

Money Market Funds	449,076,217	449,076,217	-	-
Total Investments in Securities:	76,183,885,587	73,186,178,190	653,443,443	2,344,263,954
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$733,238,134
Net Realized Gain (Loss) on Investment Securities	(4,735,847)
Net Unrealized Gain (Loss) on Investment Securities	252,130,914
Cost of Purchases	74,971,035
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,055,604,236
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$247,734,448
Convertible Corporate Bonds
Beginning Balance	$26,330,691
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	9,181,576
Cost of Purchases	913,716
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$36,425,983
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$9,181,576
Convertible Preferred Stocks
Beginning Balance	$891,038,684
Net Realized Gain (Loss) on Investment Securities	(14,115,975)
Net Unrealized Gain (Loss) on Investment Securities	217,395,706
Cost of Purchases	145,061,526
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,239,379,941
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$203,279,732
Non-Convertible Preferred Stocks
Beginning Balance	$6,710,131
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(228,243)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$6,481,888
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(228,243)
Preferred Securities
Beginning Balance	$4,969,774
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(103,048)
Cost of Purchases	1,505,180
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$6,371,906
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(103,048)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $293,846,486) - See accompanying schedule:
Unaffiliated issuers (cost $30,082,605,709)	$75,297,644,530
Fidelity Central Funds (cost $449,076,217)	449,076,217
Other affiliated issuers (cost $174,916,732)	437,164,840

Total Investment in Securities (cost $30,706,598,658)		$76,183,885,587
Restricted cash		39,825
Foreign currency held at value (cost $38,398)		38,523
Receivable for investments sold		161,867,646
Receivable for fund shares sold		56,967,746
Dividends receivable		8,800,652
Interest receivable		1,037,641
Distributions receivable from Fidelity Central Funds		395,463
Prepaid expenses		49,635
Other receivables		994,865
Total assets		76,414,077,583
Liabilities
Payable for investments purchased	$95,709,544
Payable for fund shares redeemed	62,572,724
Accrued management fee	40,571,893
Distribution and service plan fees payable	4,535
Deferred taxes	28,570,360
Other payables and accrued expenses	1,611,812
Collateral on securities loaned	303,821,691
Total liabilities		532,862,559
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$75,881,215,024
Net Assets consist of:
Paid in capital		$29,342,353,966
Total accumulated earnings (loss)		46,538,861,058
Net Assets		$75,881,215,024

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($14,902,412 ÷ 64,311 shares)(a)		$231.72
Maximum offering price per share (100/94.25 of $231.72)		$245.86
Class M :
Net Asset Value and redemption price per share ($2,697,931 ÷ 11,643 shares)(a)		$231.72
Maximum offering price per share (100/96.50 of $231.72)		$240.12
Class C :
Net Asset Value and offering price per share ($2,133,183 ÷ 9,224 shares)(a)		$231.26
Blue Chip Growth :
Net Asset Value, offering price and redemption price per share ($68,752,024,240 ÷ 296,004,512 shares)		$232.27
Class K :
Net Asset Value, offering price and redemption price per share ($6,526,309,557 ÷ 27,938,419 shares)		$233.60
Class I :
Net Asset Value, offering price and redemption price per share ($3,335,954 ÷ 14,385 shares)		$231.91
Class Z :
Net Asset Value, offering price and redemption price per share ($579,811,747 ÷ 2,500,269 shares)		$231.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$142,141,794
Interest		879,218
Income from Fidelity Central Funds (including $557,001 from security lending)		1,043,560
Total income		144,064,572
Expenses
Management fee
Basic fee	$205,693,424
Performance adjustment	(20,563,927)
Distribution and service plan fees	8,660
Custodian fees and expenses	342,172
Independent trustees' fees and expenses	150,199
Registration fees	490,283
Audit fees	79,408
Legal	54,495
Interest	256,556
Miscellaneous	106,279
Total expenses before reductions	186,617,549
Expense reductions	(79,287)
Total expenses after reductions		186,538,262
Net Investment income (loss)		(42,473,690)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $524,156)	1,878,268,182
Redemptions in-kind	242,747,794
Affiliated issuers	(61,601,505)
Foreign currency transactions	(361,692)
Written options	1,838,603
Total net realized gain (loss)		2,060,891,382
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,342,513)	8,217,131,527
Affiliated issuers	222,801,412
Unfunded commitments	(72,442)
Assets and liabilities in foreign currencies	(63,949)
Written options	2,628,801
Total change in net unrealized appreciation (depreciation)		8,442,425,349
Net gain (loss)		10,503,316,731
Net increase (decrease) in net assets resulting from operations		$10,460,843,041
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(42,473,690)	$(12,959,514)
Net realized gain (loss)	2,060,891,382	4,704,479,199
Change in net unrealized appreciation (depreciation)	8,442,425,349	10,404,473,087
Net increase (decrease) in net assets resulting from operations	10,460,843,041	15,095,992,772
Distributions to shareholders	(4,175,320,827)	(486,357,262)

Share transactions - net increase (decrease)	4,355,100,034	886,065,068
Total increase (decrease) in net assets	10,640,622,248	15,495,700,578

Net Assets
Beginning of period	65,240,592,776	49,744,892,198
End of period	$75,881,215,024	$65,240,592,776

Consolidated Financial Highlights
Fidelity Advisor® Blue Chip Growth Fund Class A

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(.44)
Net realized and unrealized gain (loss)	22.96
Total from investment operations	22.52
Distributions from net investment income	(.42)
Distributions from net realized gain	(1.90)
Total distributions	(2.32)
Net asset value, end of period	$231.72
Total Return D,E,F	10.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.93% I
Expenses net of fee waivers, if any	.92 % I
Expenses net of all reductions	.92% I
Net investment income (loss)	(.63)% I
Supplemental Data
Net assets, end of period (000 omitted)	$14,902
Portfolio turnover rate J,K	32 % I

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Blue Chip Growth Fund Class M

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(.56)
Net realized and unrealized gain (loss)	22.91
Total from investment operations	22.35
Distributions from net investment income	(.25)
Distributions from net realized gain	(1.90)
Total distributions	(2.15)
Net asset value, end of period	$231.72
Total Return D,E,F	10.57%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.16% I
Expenses net of fee waivers, if any	1.16 % I
Expenses net of all reductions	1.16% I
Net investment income (loss)	(.79)% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,698
Portfolio turnover rate J,K	32 % I

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Blue Chip Growth Fund Class C

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(1.01)
Net realized and unrealized gain (loss)	22.98
Total from investment operations	21.97
Distributions from net investment income	(.33)
Distributions from net realized gain	(1.90)
Total distributions	(2.23)
Net asset value, end of period	$231.26
Total Return D,E	10.39%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.70% H
Expenses net of fee waivers, if any	1.70 % H
Expenses net of all reductions	1.70% H
Net investment income (loss)	(1.45)% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,133
Portfolio turnover rate I,J	32 % H

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Blue Chip Growth Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$213.10	$164.62	$132.94	$187.79	$138.12	$103.05
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.06)	(.13)	(.50)	(.73)	(.17)
Net realized and unrealized gain (loss)	32.82	50.16	32.45	(38.32)	60.84	39.23
Total from investment operations	32.68	50.10	32.32	(38.82)	60.11	39.06
Distributions from net investment income	(.53)	-	-	-	-	-
Distributions from net realized gain	(12.98)	(1.62)	(.64)	(16.03)	(10.44)	(3.99)
Total distributions	(13.51)	(1.62)	(.64)	(16.03)	(10.44)	(3.99)
Net asset value, end of period	$232.27	$213.10	$164.62	$132.94	$187.79	$138.12
Total Return C,D	16.14%	30.74%	24.43%	(22.85)%	45.70%	39.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54% G	.50%	.69%	.76%	.79%	.79%
Expenses net of fee waivers, if any	.54 % G	.49%	.68%	.76%	.79%	.79%
Expenses net of all reductions	.54% G	.49%	.68%	.76%	.78%	.78%
Net investment income (loss)	(.13)% G	(.03)%	(.10)%	(.31)%	(.44)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$68,752,024	$59,681,817	$45,272,122	$36,726,496	$48,318,328	$31,022,638
Portfolio turnover rate H,I	32 % G	22%	19%	34%	41%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Blue Chip Growth Fund Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$214.37	$165.45	$133.48	$188.45	$138.50	$103.24
Income from Investment Operations
Net investment income (loss) A,B	(.06)	.10	(.01)	(.37)	(.60)	(.08)
Net realized and unrealized gain (loss)	33.00	50.44	32.62	(38.45)	61.04	39.33
Total from investment operations	32.94	50.54	32.61	(38.82)	60.44	39.25
Distributions from net investment income	(.73)	-	-	-	-	-
Distributions from net realized gain	(12.98)	(1.62)	(.64)	(16.15)	(10.49)	(3.99)
Total distributions	(13.71)	(1.62)	(.64)	(16.15)	(10.49)	(3.99)
Net asset value, end of period	$233.60	$214.37	$165.45	$133.48	$188.45	$138.50
Total Return C,D	16.18%	30.85%	24.55%	(22.78)%	45.83%	39.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.42%	.59%	.68%	.71%	.70%
Expenses net of fee waivers, if any	.47 % G	.41%	.59%	.68%	.71%	.69%
Expenses net of all reductions	.47% G	.41%	.59%	.68%	.70%	.69%
Net investment income (loss)	(.06)% G	.05%	(.01)%	(.23)%	(.36)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,526,310	$5,558,776	$4,472,770	$4,380,450	$8,634,939	$6,624,647
Portfolio turnover rate H,I	32 % G	22%	19%	34%	41%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Blue Chip Growth Fund Class I

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(.30)
Net realized and unrealized gain (loss)	23.01
Total from investment operations	22.71
Distributions from net investment income	(.42)
Distributions from net realized gain	(1.90)
Total distributions	(2.32)
Net asset value, end of period	$231.91
Total Return D,E	10.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H
Expenses net of fee waivers, if any	.68 % H
Expenses net of all reductions	.68% H
Net investment income (loss)	(.43)% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,336
Portfolio turnover rate I,J	32 % H

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Blue Chip Growth Fund Class Z

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(.19)
Net realized and unrealized gain (loss)	22.98
Total from investment operations	22.79
Distributions from net investment income	(.51)
Distributions from net realized gain	(1.90)
Total distributions	(2.41)
Net asset value, end of period	$231.90
Total Return D,E	10.78%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.56% H
Expenses net of fee waivers, if any	.56 % H
Expenses net of all reductions	.56% H
Net investment income (loss)	(.27)% H
Supplemental Data
Net assets, end of period (000 omitted)	$579,812
Portfolio turnover rate I,J	32 % H

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Blue Chip Growth Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 8, 2024. The Fund offers Class A, Class M, Class C, Blue Chip Growth, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$1,055,604,236	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 19.1 / 10.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.8 - 32.6 / 31.4	Increase
		Book value	Book value multiple	1.7	Increase
		Market approach	Transaction price	$8.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	60.0% - 70.0% / 64.8%	Increase
			Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	2.1 - 3.0 / 2.6	Increase
Convertible Corporate Bonds	$36,425,983	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.9	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 60.0% / 25.0%	Increase
		Black scholes	Volatility	75.0% - 100.0% / 75.2%	Increase
			Discount rate	4.2% - 5.0% / 4.2%	Increase
			Term	0.3 - 0.9 / 0.9	Increase
Convertible Preferred Stocks	$1,239,379,941	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.3 - 51.0 / 15.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	32.6	Increase
			Enterprise Value/Gross Profit multiple (EV/GP)	14.6	Increase
		Market approach	Transaction price	$1.10 - $215.03 / $28.69	Increase
			Discount rate	10.0% - 60.0% / 38.1%	Decrease
			Premium rate	5.0% - 25.0% / 23.3%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 63.5%	Increase
			Discount rate	4.3% - 4.5% / 4.3%	Increase
			Term	2.0 - 5.0 / 3.0	Increase
Non-Convertible Preferred Stocks	$6,481,888	Market approach	Transaction price	$215.03	Increase
			Premium rate	5.0%	Increase
		Black scholes	Volatility	85.0%	Increase
			Discount rate	4.4%	Increase
			Term	3.0	Increase
Preferred Securities	$6,371,906	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 5.3 / 3.5	Increase
			Discount rate	15.5%	Decrease
			Probability rate	0.0% - 75.0% / 25.0%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 37.4%	Decrease
			Probability rate	0.0% - 50.0% / 35.4%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 56.7%	Increase
			Discount rate	4.2% - 5.0% / 4.3%	Increase
			Term	0.1 - 2.1 / 1.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Blue Chip Growth Fund	$990,014

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, losses deferred due to wash sales, options and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,912,570,523
Gross unrealized depreciation	(1,657,121,838)
Net unrealized appreciation (depreciation)	$45,255,448,685
Tax cost	$30,928,436,902

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Blue Chip Growth Fund	Revolut Group Holdings, Ltd.	11,725,576	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Blue Chip Growth Fund	46,191,742.06

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Blue Chip Growth Fund
Equity Risk
Purchased Options	(3,764,056)	(3,260,056)
Written Options	1,838,603	(2,628,801)
Total Equity Risk	(1,925,453)	(5,888,857)
Totals	(1,925,453)	(5,888,857)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded and/or OTC options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Consolidated Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Any open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth Fund	11,301,108,750	11,017,831,271

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth Fund	1,467,936	242,747,794	335,775,699

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth Fund	5,683,941	939,644,350	1,176,165,653
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.67
Class C	.67
Blue Chip Growth	.63
Class K	.54
Class I	.67
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.65
Class M	.65
Class C	.65
Blue Chip Growth	.59
Class K	.52
Class I	.65
Class Z	.53

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Blue Chip Growth Fund	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Blue Chip Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.06)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,200	545
Class M	.25%	.25%	2,312	110
Class C	.75%	.25%	2,148	1,646
			8,660	2,301

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Blue Chip Growth Fund	217,213

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Blue Chip Growth Fund	Borrower	23,566,701	5.09%	256,556

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth Fund	902,926,368	581,400,698	152,848,274
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Blue Chip Growth Fund	44,176
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Blue Chip Growth Fund	59,688	1	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Blue Chip Growth Fund	63,807
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $79,287.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025 A	Year ended July 31, 2024
Fidelity Blue Chip Growth Fund
Distributions to shareholders
Class A	$70,438	$ -
Class M	17,850	-
Class C	8,569	-
Blue Chip Growth	3,816,391,106	443,550,444
Class K	355,175,421	42,806,818
Class I	7,119	-
Class Z	3,650,324	-
Total	$4,175,320,827	$486,357,262

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025 A	Year ended July 31, 2024	Six months ended January 31, 2025 A	Year ended July 31, 2024
Fidelity Blue Chip Growth Fund
Class A
Shares sold	65,118	-	$14,882,501	$ -
Reinvestment of distributions	306	-	70,438	-
Shares redeemed	(1,113)	-	(257,613)	-
Net increase (decrease)	64,311	-	$14,695,326	$ -
Class M
Shares sold	12,765	-	$2,892,845	$ -
Reinvestment of distributions	78	-	17,850	-
Shares redeemed	(1,200)	-	(273,028)	-
Net increase (decrease)	11,643	-	$2,637,667	$ -
Class C
Shares sold	9,586	-	$2,187,498	$ -
Reinvestment of distributions	37	-	8,568	-
Shares redeemed	(399)	-	(90,251)	-
Net increase (decrease)	9,224	-	$2,105,815	$ -
Blue Chip Growth
Shares sold	27,073,923	48,330,093	$5,979,651,097	$9,118,147,077
Reinvestment of distributions	16,660,152	2,483,540	3,462,396,209	405,113,832
Shares redeemed	(27,791,194)	(45,753,585)	(6,108,430,746)	(8,460,461,064)
Net increase (decrease)	15,942,881	5,060,048	$3,333,616,560	$1,062,799,845
Class K
Shares sold	3,968,138	7,165,576	$875,244,915	$1,367,778,120
Reinvestment of distributions	1,697,164	261,158	355,004,226	42,794,789
Shares redeemed	(3,657,632)	(8,529,305)	(802,755,212)	(1,587,307,686)
Net increase (decrease)	2,007,670	(1,102,571)	$427,493,929	$(176,734,777)
Class I
Shares sold	15,155	-	$3,457,333	$ -
Reinvestment of distributions	31	-	7,119	-
Shares redeemed	(801)	-	(184,257)	-
Net increase (decrease)	14,385	-	$3,280,195	$ -
Class Z
Shares sold	2,557,345	-	$584,567,654	$ -
Reinvestment of distributions	13,409	-	3,088,154	-
Shares redeemed	(70,485)	-	(16,385,266)	-
Net increase (decrease)	2,500,269	-	$571,270,542	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Blue Chip Growth Fund

At its July 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates  (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its July 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the projected total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of each New Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

In connection with its consideration of the New Classes' management fee rates, the Board noted that the fund's management fee is subject to a performance adjustment. The Board further noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.

Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.700126.128
BCF-SANN-0425
Fidelity® Dividend Growth Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Dividend Growth Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
BERMUDA - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cool Company Ltd (a)	1,348,639	11,706,625
Industrials - 0.1%
Marine Transportation - 0.1%
Himalaya Shipping Ltd	411,353	1,947,973
Himalaya Shipping Ltd (United States) (a)	1,333,100	6,438,873
		8,386,846
TOTAL BERMUDA		20,093,471
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	425,900	26,573,511
CANADA - 2.7%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	117,000	6,178,656
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Parkland Corp	1,527,177	33,993,309
Teekay Tankers Ltd Class A	1,059,723	44,423,588
		78,416,897
Financials - 1.7%
Capital Markets - 1.7%
Brookfield Corp Class A (United States) (a)	2,125,800	130,098,961
TOTAL CANADA		214,694,514
DENMARK - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Novo Nordisk A/S Class B ADR	443,200	37,428,240
FRANCE - 0.4%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Kering SA	31,300	8,193,973
Industrials - 0.3%
Aerospace & Defense - 0.3%
Thales SA	148,200	23,999,232
TOTAL FRANCE		32,193,205
INDIA - 0.7%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd GDR (b)	459,300	26,960,910
Financials - 0.3%
Capital Markets - 0.3%
BSE Ltd	431,500	26,293,130
TOTAL INDIA		53,254,040
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Renesas Electronics Corp	452,000	6,054,305
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	231,120	31,016,984
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	468,030	16,662,114
TOTAL KOREA (SOUTH)		47,679,098
MEXICO - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Borr Drilling Ltd	1,111,400	3,856,558
Borr Drilling Ltd (United States) (a)	5,297,349	18,381,801

TOTAL MEXICO		22,238,359
NETHERLANDS - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	21,700	16,052,854
ASML Holding NV depository receipt	32,300	23,879,713
BE Semiconductor Industries NV	152,000	19,663,294

TOTAL NETHERLANDS		59,595,861
NORWAY - 0.5%
Industrials - 0.5%
Marine Transportation - 0.5%
2020 Bulkers Ltd (c)	1,271,181	14,117,120
Stolt-Nielsen Ltd	923,900	23,916,413

TOTAL NORWAY		38,033,533
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
JM AB	1,073,249	15,951,896
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	700,500	146,628,660
UNITED KINGDOM - 1.5%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Vistry Group PLC (d)	3,327,400	24,691,975
Consumer Staples - 0.9%
Tobacco - 0.9%
British American Tobacco PLC	1,826,368	72,462,927
Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC	1,315,700	19,888,434
TOTAL UNITED KINGDOM		117,043,336
UNITED STATES - 88.3%
Communication Services - 14.1%
Interactive Media & Services - 12.1%
Alphabet Inc Class A	2,625,400	535,634,108
Meta Platforms Inc Class A	594,100	409,441,838
		945,075,946
Media - 1.5%
Comcast Corp Class A	2,791,892	93,975,085
New York Times Co/The Class A (a)	483,700	26,264,910
		120,239,995
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	169,700	39,535,009
Consumer Discretionary - 2.4%
Distributors - 0.4%
A-Mark Precious Metals Inc	1,016,000	28,620,720
Diversified Consumer Services - 0.3%
Service Corp International/US	330,100	25,787,412
Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings Inc	70,700	18,104,149
Starbucks Corp	800	86,144
Vail Resorts Inc (a)	452,700	77,013,324
		95,203,617
Household Durables - 0.5%
Tempur Sealy International Inc	621,100	39,216,254
TOTAL CONSUMER DISCRETIONARY		188,828,003

Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc	1,016,800	20,386,840
Tobacco - 1.0%
Philip Morris International Inc	614,800	80,046,960
TOTAL CONSUMER STAPLES		100,433,800

Energy - 9.3%
Energy Equipment & Services - 1.0%
Archrock Inc	598,500	16,811,865
Kodiak Gas Services Inc	303,200	14,183,696
Noble Corp PLC (a)	332,726	10,663,868
Tidewater Inc (a)(d)	648,200	35,722,302
		77,381,731
Oil, Gas & Consumable Fuels - 8.3%
Core Natural Resources Inc	533,488	48,195,306
DHT Holdings Inc	2,240,100	25,357,932
Energy Transfer LP	7,572,100	155,076,608
Enterprise Products Partners LP	2,956,000	96,513,400
Exxon Mobil Corp	1,293,997	138,237,700
Marathon Petroleum Corp	193,600	28,209,456
MPLX LP	1,665,800	86,638,258
Shell PLC ADR	1,069,000	70,393,650
		648,622,310
TOTAL ENERGY		726,004,041

Financials - 14.4%
Banks - 5.3%
Bank of America Corp	3,911,000	181,079,300
Citigroup Inc	487,600	39,705,268
Wells Fargo & Co	2,514,093	198,110,528
		418,895,096
Capital Markets - 2.4%
Ares Capital Corp (a)	2,653,027	62,797,149
Blue Owl Capital Corp	1,832,700	27,692,097
Blue Owl Capital Inc Class A (a)	2,457,600	63,922,176
KKR & Co Inc Class A	210,400	35,151,528
		189,562,950
Financial Services - 5.4%
Apollo Global Management Inc (a)	704,900	120,523,802
Global Payments Inc	152,600	17,220,910
Mastercard Inc Class A	192,100	106,698,103
Visa Inc Class A	515,193	176,092,968
		420,535,783
Insurance - 1.3%
Arthur J Gallagher & Co	119,300	36,007,126
Chubb Ltd	148,000	40,238,240
Fidelity National Financial Inc (a)	167,900	9,766,743
Marsh & McLennan Cos Inc	67,000	14,530,960
		100,543,069
TOTAL FINANCIALS		1,129,536,898

Health Care - 5.0%
Health Care Providers & Services - 1.8%
Cigna Group/The	233,500	68,698,035
Elevance Health Inc	84,600	33,476,220
Humana Inc	17,999	5,277,847
UnitedHealth Group Inc	55,206	29,948,703
		137,400,805
Life Sciences Tools & Services - 0.9%
Bruker Corp	563,100	32,744,265
Danaher Corp	180,600	40,226,844
		72,971,109
Pharmaceuticals - 2.3%
Eli Lilly & Co	41,200	33,416,496
Merck & Co Inc	357,500	35,328,150
Royalty Pharma PLC Class A	3,567,500	112,661,650
		181,406,296
TOTAL HEALTH CARE		391,778,210

Industrials - 15.5%
Aerospace & Defense - 4.0%
Boeing Co (d)	1,250,800	220,791,216
GE Aerospace	311,950	63,503,662
General Dynamics Corp	28,600	7,349,628
Howmet Aerospace Inc	103,000	13,037,740
Textron Inc	144,100	11,025,091
		315,707,337
Commercial Services & Supplies - 0.5%
Brink's Co/The	408,400	38,115,972
Construction & Engineering - 2.3%
Comfort Systems USA Inc	89,700	39,176,475
EMCOR Group Inc (a)	296,400	132,804,984
Quanta Services Inc	22,400	6,890,464
		178,871,923
Electrical Equipment - 2.7%
Eaton Corp PLC	31,100	10,152,284
GE Vernova Inc	438,787	163,614,897
Vertiv Holdings Co Class A	324,400	37,961,288
		211,728,469
Machinery - 4.1%
Allison Transmission Holdings Inc	1,894,602	222,691,519
Westinghouse Air Brake Technologies Corp	487,800	101,423,376
		324,114,895
Professional Services - 1.7%
Genpact Ltd	208,900	10,171,341
Paycom Software Inc	360,500	74,825,380
SS&C Technologies Holdings Inc	561,700	45,469,615
		130,466,336
Trading Companies & Distributors - 0.2%
Watsco Inc	31,000	14,836,289
TOTAL INDUSTRIALS		1,213,841,221

Information Technology - 22.7%
Electronic Equipment, Instruments & Components - 0.0%
Vontier Corp	6,702	258,362
Semiconductors & Semiconductor Equipment - 12.8%
Amkor Technology Inc	844,400	20,780,684
Broadcom Inc	1,221,700	270,325,559
Entegris Inc (a)	75,800	7,696,732
Marvell Technology Inc	1,881,805	212,380,512
Micron Technology Inc	908,200	82,864,168
NVIDIA Corp	3,314,000	397,911,980
Teradyne Inc	91,100	10,548,469
		1,002,508,104
Software - 8.5%
Intuit Inc	89,100	53,594,541
Microsoft Corp	1,141,800	473,915,508
Oracle Corp	291,900	49,640,514
Salesforce Inc	263,300	89,969,610
		667,120,173
Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc	373,272	88,092,192
Dell Technologies Inc Class C	242,900	25,164,440
		113,256,632
TOTAL INFORMATION TECHNOLOGY		1,783,143,271

Materials - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Inc	157,900	5,660,714
Royal Gold Inc	92,400	12,919,368
		18,580,082
Real Estate - 0.8%
Health Care REITs - 0.4%
Ventas Inc	502,000	30,330,840
Industrial REITs - 0.0%
Rexford Industrial Realty Inc	154,000	6,261,640
Real Estate Management & Development - 0.4%
St Joe Co/The	620,800	29,860,480
TOTAL REAL ESTATE		66,452,960

Utilities - 2.6%
Electric Utilities - 1.6%
Edison International	267,100	14,423,400
Exelon Corp	448,430	17,937,200
FirstEnergy Corp	1,310,000	52,138,000
NextEra Energy Inc	479,400	34,305,864
		118,804,464
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The	1,043,700	11,480,700
Vistra Corp	418,857	70,380,542
		81,861,242
TOTAL UTILITIES		200,665,706

TOTAL UNITED STATES		6,924,115,142
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd (d)	3,429,700	42,925,822
TOTAL COMMON STOCKS (Cost $5,718,958,959)		7,804,502,993

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.37	11,695,898	11,698,238
Fidelity Securities Lending Cash Central Fund (e)(f)	4.37	174,053,702	174,071,107
TOTAL MONEY MARKET FUNDS (Cost $185,769,345)			185,769,345

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $5,904,728,304)	7,990,272,338
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(148,412,822)
NET ASSETS - 100.0%	7,841,859,516

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,960,910 or 0.3% of net assets.

(c)	Affiliated company
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,877,197	1,153,058,405	1,197,237,364	793,024	-	-	11,698,238	11,695,898	0.0%
Fidelity Securities Lending Cash Central Fund	85,660,077	1,264,846,289	1,176,435,259	137,894	-	-	174,071,107	174,053,702	0.8%
Total	141,537,274	2,417,904,694	2,373,672,623	930,918	-	-	185,769,345	185,749,600

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
2020 Bulkers Ltd	17,371,463	-	-	883,471	-	(3,254,343)	14,117,120	1,271,181
Total	17,371,463	-	-	883,471	-	(3,254,343)	14,117,120	1,271,181

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,104,850,950	1,104,850,950	-	-
Consumer Discretionary	237,665,847	229,471,874	8,193,973	-
Consumer Staples	179,075,383	106,612,456	72,462,927	-
Energy	865,326,832	865,326,832	-	-
Financials	1,285,928,989	1,259,635,859	26,293,130	-
Health Care	429,206,450	429,206,450	-	-
Industrials	1,304,149,266	1,284,260,832	19,888,434	-
Information Technology	2,043,101,195	1,973,314,938	69,786,257	-
Materials	88,079,415	88,079,415	-	-
Real Estate	66,452,960	66,452,960	-	-
Utilities	200,665,706	200,665,706	-	-

Money Market Funds	185,769,345	185,769,345	-	-
Total Investments in Securities:	7,990,272,338	7,793,647,617	196,624,721	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $169,775,470) - See accompanying schedule:
Unaffiliated issuers (cost $5,704,131,315)	$7,790,385,873
Fidelity Central Funds (cost $185,769,345)	185,769,345
Other affiliated issuers (cost $14,827,644)	14,117,120

Total Investment in Securities (cost $5,904,728,304)		$7,990,272,338
Foreign currency held at value (cost $14)		14
Receivable for investments sold		56,364,249
Receivable for fund shares sold		3,571,740
Dividends receivable		5,623,224
Distributions receivable from Fidelity Central Funds		59,224
Prepaid expenses		5,821
Other receivables		3,368
Total assets		8,055,899,978
Liabilities
Payable for investments purchased	$28,613,845
Payable for fund shares redeemed	3,163,297
Accrued management fee	4,628,839
Other payables and accrued expenses	3,568,246
Collateral on securities loaned	174,066,235
Total liabilities		214,040,462
Net Assets		$7,841,859,516
Net Assets consist of:
Paid in capital		$5,197,297,805
Total accumulated earnings (loss)		2,644,561,711
Net Assets		$7,841,859,516

Net Asset Value and Maximum Offering Price
Dividend Growth :
Net Asset Value, offering price and redemption price per share ($7,318,623,583 ÷ 184,728,332 shares)		$39.62
Class K :
Net Asset Value, offering price and redemption price per share ($523,235,933 ÷ 13,226,851 shares)		$39.56
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends (including $883,471 earned from affiliated issuers)		$57,806,234
Income from Fidelity Central Funds (including $137,894 from security lending)		930,918
Total income		58,737,152
Expenses
Management fee
Basic fee	$23,804,948
Performance adjustment	3,195,577
Custodian fees and expenses	47,192
Independent trustees' fees and expenses	17,309
Registration fees	45,801
Audit fees	42,478
Legal	5,609
Interest	55,017
Miscellaneous	12,155
Total expenses before reductions	27,226,086
Expense reductions	(4,565)
Total expenses after reductions		27,221,521
Net Investment income (loss)		31,515,631
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,302,695)	552,099,439
Redemptions in-kind	199,320,043
Foreign currency transactions	(266,259)
Futures contracts	1,976,803
Total net realized gain (loss)		753,130,026
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,773,929)	(77,120,150)
Affiliated issuers	(3,254,343)
Assets and liabilities in foreign currencies	(106,894)
Total change in net unrealized appreciation (depreciation)		(80,481,387)
Net gain (loss)		672,648,639
Net increase (decrease) in net assets resulting from operations		$704,164,270
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,515,631	$71,987,648
Net realized gain (loss)	753,130,026	560,423,103
Change in net unrealized appreciation (depreciation)	(80,481,387)	1,026,608,738
Net increase (decrease) in net assets resulting from operations	704,164,270	1,659,019,489
Distributions to shareholders	(711,203,632)	(220,828,148)

Share transactions - net increase (decrease)	(130,991,942)	321,191,294
Total increase (decrease) in net assets	(138,031,304)	1,759,382,636

Net Assets
Beginning of period	7,979,890,820	6,220,508,184
End of period	$7,841,859,516	$7,979,890,820

Financial Highlights
Fidelity® Dividend Growth Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.71	$32.22	$32.82	$36.80	$26.38	$29.59
Income from Investment Operations
Net investment income (loss) A,B	.16	.37	.47	.44	.42	.58
Net realized and unrealized gain (loss)	3.32	8.26	2.26	(1.37)	10.59	(2.29)
Total from investment operations	3.48	8.63	2.73	(.93)	11.01	(1.71)
Distributions from net investment income	(.22)	(.47)	(.47)	(.55)	(.59)	(.49)
Distributions from net realized gain	(3.35)	(.67)	(2.85)	(2.50)	-	(1.01)
Total distributions	(3.57)	(1.14)	(3.33) C	(3.05)	(.59)	(1.50)
Net asset value, end of period	$39.62	$39.71	$32.22	$32.82	$36.80	$26.38
Total Return D,E	9.33%	27.66%	9.39%	(2.83)%	42.42%	(6.24)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.71%	.58%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.70 % H	.70%	.58%	.47%	.49%	.49%
Expenses net of all reductions	.70% H	.70%	.58%	.47%	.48%	.48%
Net investment income (loss)	.80% H	1.07%	1.57%	1.27%	1.31%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$7,318,624	$6,859,493	$5,711,207	$5,660,951	$6,114,159	$4,684,814
Portfolio turnover rate I	87 % H,J	70%	66% J	52%	93%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Dividend Growth Fund Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.65	$32.17	$32.77	$36.76	$26.36	$29.56
Income from Investment Operations
Net investment income (loss) A,B	.17	.41	.50	.47	.44	.61
Net realized and unrealized gain (loss)	3.31	8.25	2.26	(1.37)	10.57	(2.28)
Total from investment operations	3.48	8.66	2.76	(.90)	11.01	(1.67)
Distributions from net investment income	(.22)	(.50)	(.50)	(.59)	(.61)	(.52)
Distributions from net realized gain	(3.35)	(.67)	(2.85)	(2.50)	-	(1.01)
Total distributions	(3.57)	(1.18) C	(3.36) C	(3.09)	(.61)	(1.53)
Net asset value, end of period	$39.56	$39.65	$32.17	$32.77	$36.76	$26.36
Total Return D,E	9.35%	27.79%	9.51%	(2.75)%	42.53%	(6.11)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.62%	.49%	.38%	.39%	.39%
Expenses net of fee waivers, if any	.63 % H	.61%	.48%	.38%	.39%	.39%
Expenses net of all reductions	.63% H	.61%	.48%	.38%	.38%	.38%
Net investment income (loss)	.87% H	1.16%	1.67%	1.36%	1.41%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$523,236	$1,120,398	$509,301	$542,465	$807,076	$1,227,682
Portfolio turnover rate I	87 % H,J	70%	66% J	52%	93%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Dividend Growth Fund	$3,368

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,291,366,756
Gross unrealized depreciation	(217,549,180)
Net unrealized appreciation (depreciation)	$2,073,817,576
Tax cost	$5,916,454,762

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dividend Growth Fund	3,382,982,101	3,747,342,701

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Dividend Growth Fund	10,425,311	199,320,043	402,521,265
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Dividend Growth	.64
Class K	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Dividend Growth	.62
Class K	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Dividend Growth Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Dividend Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .08%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Dividend Growth Fund	69,517

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Dividend Growth Fund	Borrower	8,051,184	4.89%	53,568

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Dividend Growth Fund	178,885,515	203,401,777	30,997,872
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Dividend Growth Fund	5,054
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Dividend Growth Fund	14,906	599	-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Dividend Growth Fund	2,568,000	5.08%	1,449
10. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,565.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Dividend Growth Fund
Distributions to shareholders
Dividend Growth	$623,803,570	$201,197,766
Class K	87,400,062	19,630,382
Total	$711,203,632	$220,828,148
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Dividend Growth Fund
Dividend Growth
Shares sold	17,512,073	8,680,718	$680,079,097	$310,821,591
Reinvestment of distributions	15,477,960	5,889,377	588,979,540	190,224,048
Shares redeemed	(20,987,016)	(19,111,178)	(816,487,903)	(659,172,223)
Net increase (decrease)	12,003,017	(4,541,083)	$452,570,734	$(158,126,584)
Class K
Shares sold	1,718,260	15,987,255	$66,982,339	$599,252,128
Reinvestment of distributions	2,311,752	599,733	87,400,062	19,630,382
Shares redeemed	(19,063,164)	(4,159,717)	(737,945,078)	(139,564,632)
Net increase (decrease)	(15,033,152)	12,427,271	$(583,562,677)	$479,317,878
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
15. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Dividend Growth Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on May 29, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Dividend Growth Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Advisor Dividend Growth Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Dividend Growth Fund access to a larger portfolio with a similar investment objective.

A meeting of shareholders of Fidelity Advisor Dividend Growth Fund is expected to be held during the second quarter of 2025 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during June 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Dividend Growth Fund
At its November 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its November 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the projected total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for Class Z of the fund is below the median of its competitor funds. The Board also noted that the projected class-level management fee for Class A, Class M, Class C, and Class I of the fund is above the median of its competitor funds because the majority of such competitor funds do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total net expense ratio of Class A, Class C, Class I, and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure and that the estimated total net expense ratio of Class M is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure primarily because of higher 12b-1 fees.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
In connection with its consideration of the New Classes' management fee rates, the Board noted that the fund's management fee is subject to a performance adjustment. The Board further noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.470802.128
DGF-SANN-0425
Fidelity® Small Cap Growth K6 Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Growth K6 Fund
Consolidated Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.7%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.3%
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.3%
OneSpaWorld Holdings Ltd	461,931	9,866,846
BELGIUM - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (b)	298,119	3,219,685
CANADA - 1.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (b)	313,928	15,098,612
Energy - 0.2%
Energy Equipment & Services - 0.2%
CES Energy Solutions Corp	1,311,460	7,769,408
Health Care - 0.3%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (b)	211,620	8,460,568
Health Care Providers & Services - 0.1%
dentalcorp Holdings Ltd Subordinate Voting Shares (b)	746,080	3,886,074
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Kraken Robotics Inc (b)	2,376,900	4,317,622
Software - 0.4%
Lumine Group Inc Subordinate Voting Shares (b)(c)	140,100	3,716,142
TECSYS Inc	310,117	9,510,383
		13,226,525
TOTAL INFORMATION TECHNOLOGY		17,544,147

TOTAL CANADA		52,758,809
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	62,003	8,101,312
ISRAEL - 2.8%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Global-e Online Ltd (b)	227,350	13,615,992
Information Technology - 2.5%
IT Services - 1.3%
Wix.com Ltd (b)	213,890	51,096,182
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	47,800	11,719,604
Software - 0.9%
Cellebrite DI Ltd (b)	1,364,375	32,799,575
TOTAL INFORMATION TECHNOLOGY		95,615,361

TOTAL ISRAEL		109,231,353
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	198,389	13,859,161
JAPAN - 0.6%
Industrials - 0.2%
Professional Services - 0.2%
BayCurrent Inc	183,600	7,829,060
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (b)	562,278	13,545,277
TOTAL JAPAN		21,374,337
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.3%
Merus NV (b)	246,090	10,074,925
Pharmaceuticals - 0.1%
Pharvaris NV (b)	271,327	4,775,355
TOTAL NETHERLANDS		14,850,280
SWEDEN - 0.4%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Autoliv Inc	90,461	8,743,960
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	399,818	5,113,205
TOTAL SWEDEN		13,857,165
THAILAND - 0.7%
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Fabrinet (b)	126,482	27,346,673
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	62,679	11,315,405
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	438,309	13,171,185
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd Class D (b)(d)(e)	431,700	1,461,273
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (b)	1,085,495	2,398,944
TOTAL UNITED KINGDOM		28,346,807
UNITED STATES - 85.8%
Communication Services - 1.4%
Entertainment - 0.4%
IMAX Corp (b)(f)	623,241	14,677,326
Interactive Media & Services - 0.5%
Cars.com Inc (b)	710,759	12,736,801
Reddit Inc Class B (b)	25,870	5,162,359
		17,899,160
Media - 0.1%
TechTarget Inc/old	265,043	4,513,682
Wireless Telecommunication Services - 0.4%
Gogo Inc (b)(f)	1,843,953	15,562,963
TOTAL COMMUNICATION SERVICES		52,653,131

Consumer Discretionary - 9.7%
Automobile Components - 0.0%
Modine Manufacturing Co (b)	10,780	1,093,631
Diversified Consumer Services - 1.9%
Adtalem Global Education Inc (b)	9,739	1,043,339
Duolingo Inc Class A (b)	82,534	30,041,551
Grand Canyon Education Inc (b)	125,697	22,077,421
H&R Block Inc	151,978	8,405,903
Udemy Inc (b)	424,817	3,177,631
Universal Technical Institute Inc (b)	296,695	8,138,344
		72,884,189
Hotels, Restaurants & Leisure - 2.7%
Brinker International Inc (b)	221,005	40,216,281
Cava Group Inc (b)	82,609	11,156,345
Dutch Bros Inc Class A (b)	293,335	18,339,304
Kura Sushi USA Inc Class A (b)(f)	115,908	9,272,640
Planet Fitness Inc Class A (b)	99,951	10,810,700
Red Rock Resorts Inc Class A	193,535	9,492,892
Sportradar Holding AG Class A (b)(f)	219,390	4,602,802
		103,890,964
Household Durables - 1.3%
Champion Homes Inc (b)	117,200	10,821,076
Lovesac Co/The (b)	150,516	3,847,188
Newell Brands Inc	1,462,410	14,565,604
SharkNinja Inc	174,418	19,501,677
		48,735,545
Specialty Retail - 3.8%
Abercrombie & Fitch Co Class A (b)	73,556	8,781,115
BARK Inc warrants 6/1/2026 (b)	54	5
Boot Barn Holdings Inc (b)	230,366	37,054,372
Chewy Inc Class A (b)	781,803	30,474,681
Fanatics Inc Class A (b)(d)(e)	163,048	9,782,880
Group 1 Automotive Inc	53,725	24,524,925
Murphy USA Inc	33,023	16,607,597
Sonic Automotive Inc Class A	14,808	1,099,494
Warby Parker Inc Class A (b)(f)	700,040	19,398,108
		147,723,177
TOTAL CONSUMER DISCRETIONARY		374,327,506

Consumer Staples - 2.8%
Beverages - 0.3%
Primo Brands Corp Class A	401,790	13,005,942
Consumer Staples Distribution & Retail - 1.6%
Sprouts Farmers Market Inc (b)	210,132	33,272,302
US Foods Holding Corp (b)	415,709	29,486,239
		62,758,541
Food Products - 0.7%
Freshpet Inc (b)	45,400	7,261,730
Simply Good Foods Co/The (b)	472,320	17,948,160
		25,209,890
Tobacco - 0.2%
Turning Point Brands Inc	127,880	8,151,071
TOTAL CONSUMER STAPLES		109,125,444

Energy - 1.1%
Energy Equipment & Services - 0.4%
Cactus Inc Class A	282,632	16,875,957
Weatherford International PLC	16,070	1,011,606
		17,887,563
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp (b)	384,236	14,339,688
Northern Oil & Gas Inc	330,368	11,876,729
		26,216,417
TOTAL ENERGY		44,103,980

Financials - 8.5%
Banks - 1.5%
Eastern Bankshares Inc	791,953	14,540,257
First Interstate BancSystem Inc Class A	267,090	8,800,615
Pinnacle Financial Partners Inc	190,767	23,801,999
SouthState Corp	98,700	10,421,733
		57,564,604
Capital Markets - 4.1%
Bridge Investment Group Holdings Inc Class A	854,030	6,840,780
Houlihan Lokey Inc Class A	104,343	18,961,210
P10 Inc Class A	903,760	12,345,362
Perella Weinberg Partners (e)	457,262	11,806,505
Perella Weinberg Partners Class A	678,137	17,509,497
Piper Sandler Cos	37,580	11,918,121
PJT Partners Inc Class A	70,560	11,640,283
StepStone Group Inc Class A	457,956	29,345,820
StepStone Group Inc rights 12/31/2038 (b)(d)	6,434	469,039
Stifel Financial Corp	284,186	32,922,949
		153,759,566
Consumer Finance - 0.6%
FirstCash Holdings Inc	110,943	12,109,428
LendingClub Corp (b)(f)	309,530	4,175,560
PROG Holdings Inc	193,087	8,254,469
		24,539,457
Financial Services - 1.2%
Flywire Corp (b)	654,029	12,642,381
HA Sustainable Infrastructure Capital Inc	355,280	9,951,392
Remitly Global Inc (b)	652,120	15,324,820
Walker & Dunlop Inc	104,239	10,014,241
		47,932,834
Insurance - 1.1%
Baldwin Insurance Group Inc/The Class A (b)	317,496	13,001,461
Stewart Information Services Corp	159,212	10,379,030
Trupanion Inc (b)(f)	430,790	20,436,678
		43,817,169
TOTAL FINANCIALS		327,613,630

Health Care - 21.9%
Biotechnology - 9.3%
ADMA Biologics Inc (b)	431,490	6,968,564
Allogene Therapeutics Inc (b)	637,867	1,148,161
AnaptysBio Inc (b)	278,887	5,000,444
Annexon Inc (b)	547,583	2,102,719
Apogee Therapeutics Inc (b)	109,513	4,529,458
Arcellx Inc (b)	283,356	19,305,044
Astria Therapeutics Inc (b)	596,614	4,689,386
Avidity Biosciences Inc (b)	220,236	7,252,371
Bicara Therapeutics Inc (f)	209,040	2,638,085
Blueprint Medicines Corp (b)(f)	98,932	11,132,818
Boundless Bio Inc (b)	79,125	181,195
Cargo Therapeutics Inc (b)	361,470	1,301,292
Celldex Therapeutics Inc (b)	211,198	5,172,239
CG oncology Inc (f)	391,950	11,785,937
Cogent Biosciences Inc (b)	1,149,950	10,706,035
Crinetics Pharmaceuticals Inc (b)	392,799	15,829,800
Cytokinetics Inc (b)	237,552	11,749,322
Day One Biopharmaceuticals Inc (b)(f)	582,000	7,199,340
Denali Therapeutics Inc (b)	270,993	6,314,137
Disc Medicine Inc (b)	133,090	7,426,422
Insmed Inc (b)	250,751	19,202,512
Janux Therapeutics Inc (b)	243,892	10,604,424
Kiniksa Pharmaceuticals International Plc Class A (b)	223,689	4,384,304
Korro Bio Inc (b)(f)	21,000	716,519
Legend Biotech Corp ADR (b)	73,913	2,816,085
Madrigal Pharmaceuticals Inc (b)(f)	67,265	22,520,322
Monte Rosa Therapeutics Inc (b)(f)	297,399	1,980,677
MoonLake Immunotherapeutics Class A (b)	59,816	2,750,938
Neurogene Inc (b)(f)	120,219	1,905,471
Nurix Therapeutics Inc (b)	419,910	8,276,426
Nuvalent Inc Class A (b)	223,093	19,143,610
Oruka Therapeutics Inc	141,743	1,906,443
Oruka Therapeutics Inc (e)	86,378	1,161,784
Perspective Therapeutics Inc (b)	485,300	1,722,815
Revolution Medicines Inc (b)	315,002	13,529,336
Rhythm Pharmaceuticals Inc (b)	36,977	2,197,543
Scholar Rock Holding Corp (b)	20,700	835,866
Spyre Therapeutics Inc (b)	192,357	4,422,287
Tyra Biosciences Inc (b)	410,547	5,936,510
Upstream Bio Inc	540,310	5,819,139
Vaxcyte Inc (b)	329,483	29,099,939
Veracyte Inc (b)	266,958	12,141,250
Vericel Corp (b)	370,241	21,673,908
Viking Therapeutics Inc (b)	139,783	4,577,893
Vir Biotechnology Inc (b)(f)	134,400	1,397,760
Viridian Therapeutics Inc (b)	459,025	8,895,905
Zenas Biopharma Inc (f)	195,350	1,566,707
		353,619,142
Health Care Equipment & Supplies - 5.0%
AtriCure Inc (b)	231,186	9,217,386
Bioventus Inc (b)	206,154	2,201,725
Ceribell Inc	518,294	11,925,945
Glaukos Corp (b)	206,026	32,230,707
Insulet Corp (b)	48,490	13,498,646
Integer Holdings Corp (b)	89,076	12,668,389
Lantheus Holdings Inc (b)	108,388	10,026,974
Masimo Corp (b)	107,228	18,682,334
Merit Medical Systems Inc (b)	181,710	19,784,585
NeuroPace Inc (b)	68,601	943,950
Penumbra Inc (b)	47,864	12,778,252
PROCEPT BioRobotics Corp (b)	265,757	19,267,383
Pulmonx Corp (b)	605,906	3,441,546
RxSight Inc (b)	196,106	6,642,110
TransMedics Group Inc (b)(f)	300,155	20,275,470
		193,585,402
Health Care Providers & Services - 5.4%
Alignment Healthcare Inc (b)	619,486	9,533,890
Astrana Health Inc (b)	28,829	1,062,924
BrightSpring Health Services Inc (b)	1,698,973	40,095,763
Ensign Group Inc/The	206,268	28,807,389
GeneDx Holdings Corp Class A (b)(f)	122,450	9,165,382
HealthEquity Inc (b)	359,165	39,658,999
Hims & Hers Health Inc Class A (b)(f)	581,420	21,675,338
LifeStance Health Group Inc (b)	1,288,568	10,269,887
Pennant Group Inc/The (b)	443,461	11,738,413
Privia Health Group Inc (b)	535,068	12,226,304
Progyny Inc (b)	483,260	11,197,134
Surgery Partners Inc (b)	378,024	9,635,832
		205,067,255
Health Care Technology - 0.3%
Doximity Inc Class A (b)	202,110	11,944,701
Schrodinger Inc/United States (b)(f)	50,263	1,260,345
		13,205,046
Life Sciences Tools & Services - 0.1%
Veterinary Emergency Group (b)(d)(e)(g)	68,413	4,346,278
Pharmaceuticals - 1.8%
Axsome Therapeutics Inc (b)	221,780	23,610,699
Corcept Therapeutics Inc (b)	242,799	16,248,109
CorMedix Inc (b)(f)	533,260	5,476,580
Elanco Animal Health Inc (b)	431,070	5,185,772
Enliven Therapeutics Inc (b)	331,968	7,256,820
Enliven Therapeutics Inc (e)	100,587	2,198,832
Rapport Therapeutics Inc (b)	20,942	343,658
Structure Therapeutics Inc ADR (b)	98,971	2,966,161
Third Harmonic Bio Inc (b)	229,910	1,209,327
WaVe Life Sciences Ltd (b)	421,750	4,879,648
		69,375,606
TOTAL HEALTH CARE		839,198,729

Industrials - 19.8%
Aerospace & Defense - 1.4%
BWX Technologies Inc	56,959	6,432,380
Leonardo DRS Inc (b)	236,690	8,319,654
Mercury Systems Inc (b)(f)	135,480	5,648,160
Rocket Lab USA Inc Class A (b)(f)	726,500	21,104,825
V2X Inc (b)	263,614	13,742,198
		55,247,217
Building Products - 3.2%
AZEK Co Inc/The Class A (b)	618,927	31,707,630
AZZ Inc	387,286	33,225,266
CSW Industrials Inc	41,993	13,849,711
Fortune Brands Innovations Inc	121,266	8,691,134
Tecnoglass Inc	274,826	20,886,776
UFP Industries Inc	113,618	13,139,922
		121,500,439
Commercial Services & Supplies - 2.2%
ACV Auctions Inc Class A (b)	787,464	16,662,738
GEO Group Inc/The (b)	1,307,544	41,200,711
HNI Corp	181,428	9,044,186
Montrose Environmental Group Inc (b)(f)	22,140	460,955
Pursuit Attractions and Hospitality Inc (b)(f)	424,200	16,755,900
		84,124,490
Construction & Engineering - 2.3%
Comfort Systems USA Inc	21,876	9,554,343
Construction Partners Inc Class A (b)	143,980	11,575,992
Fluor Corp (b)	619,390	29,860,792
Sterling Infrastructure Inc (b)	80,233	11,426,784
Valmont Industries Inc	76,980	25,538,885
		87,956,796
Electrical Equipment - 0.7%
Acuity Brands Inc	78,075	25,951,349
Machinery - 3.8%
Chart Industries Inc (b)	50,200	10,621,818
Crane Co	83,018	14,139,626
Esab Corp	137,288	17,001,746
Federal Signal Corp	136,866	13,455,296
Gates Industrial Corp PLC (b)	1,238,952	25,633,917
ITT Inc	153,011	23,107,721
Mueller Industries Inc	361,195	28,444,107
REV Group Inc	344,408	11,950,958
		144,355,189
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	228,480	16,736,160
Professional Services - 2.9%
CACI International Inc (b)	23,537	9,091,402
Cbiz Inc (b)	133,008	11,413,416
ExlService Holdings Inc (b)	911,676	45,820,836
First Advantage Corp (b)	680,460	12,847,085
Paycom Software Inc	68,580	14,234,465
Paylocity Holding Corp (b)	35,840	7,365,836
Upwork Inc (b)(f)	705,667	11,121,312
		111,894,352
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies Inc	156,310	40,645,289
FTAI Aviation Ltd	343,977	34,580,008
Herc Holdings Inc	97,455	19,876,922
Xometry Inc Class A (b)(f)	551,578	18,317,905
		113,420,124
TOTAL INDUSTRIALS		761,186,116

Information Technology - 14.8%
Communications Equipment - 0.4%
Lumentum Holdings Inc (b)	178,730	15,202,774
Electronic Equipment, Instruments & Components - 3.7%
Advanced Energy Industries Inc	109,533	12,605,058
Badger Meter Inc	43,450	9,294,390
Belden Inc	141,100	16,433,917
Crane NXT Co	81,525	5,215,154
Insight Enterprises Inc (b)	27,514	4,753,043
OSI Systems Inc (b)(f)	234,045	45,975,800
PAR Technology Corp (b)(f)	237,087	17,210,145
TD SYNNEX Corp	153,156	21,826,262
Vontier Corp	246,295	9,494,672
		142,808,441
IT Services - 0.7%
Kyndryl Holdings Inc (b)	710,991	26,989,218
Semiconductors & Semiconductor Equipment - 2.3%
Aehr Test Systems (b)(f)	248,041	2,810,304
Credo Technology Group Holding Ltd (b)	363,450	25,448,769
Impinj Inc (b)	53,900	6,839,371
MACOM Technology Solutions Holdings Inc (b)	160,948	21,285,373
Semtech Corp (b)	147,350	9,866,556
SiTime Corp (b)	70,130	14,320,546
Veeco Instruments Inc (b)	356,126	9,038,478
		89,609,397
Software - 7.7%
Algolia Inc (b)(d)(e)	43,269	975,716
Alkami Technology Inc (b)	444,370	15,459,632
Commvault Systems Inc (b)	124,386	19,809,714
Core Scientific Inc (f)	1,410,380	17,305,363
CyberArk Software Ltd (b)	43,451	16,119,452
Five9 Inc (b)	14,640	600,094
Intapp Inc (b)	357,891	25,514,049
Life360 Inc (b)	214,966	9,828,246
Monday.com Ltd (b)	91,780	23,446,119
nCino Inc (b)(f)	667,703	22,708,579
Progress Software Corp	51,600	2,958,228
Q2 Holdings Inc (b)	151,986	14,464,508
Riot Platforms Inc (b)(f)	1,135,330	13,487,720
SEMrush Holdings Inc Class A (b)	981,743	17,121,598
SPS Commerce Inc (b)	132,198	24,414,327
Tenable Holdings Inc (b)	548,310	23,626,678
Varonis Systems Inc (b)(f)	181,596	8,237,195
Vertex Inc Class A (b)	398,241	22,998,418
Weave Communications Inc (b)	710,000	11,587,200
Workiva Inc Class A (b)	32,800	3,221,616
Zeta Global Holdings Corp Class A (b)	27,700	508,294
		294,392,746
TOTAL INFORMATION TECHNOLOGY		569,002,576

Materials - 4.2%
Chemicals - 1.5%
Axalta Coating Systems Ltd (b)	722,429	25,964,099
Cabot Corp	230,724	19,950,704
Element Solutions Inc	408,361	10,539,797
		56,454,600
Construction Materials - 0.4%
Eagle Materials Inc	57,902	14,865,759
Metals & Mining - 1.6%
ATI Inc (b)	202,555	11,563,865
Carpenter Technology Corp	263,049	50,784,240
		62,348,105
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp	223,676	26,163,382
TOTAL MATERIALS		159,831,846

Real Estate - 1.6%
Hotel & Resort REITs - 0.5%
Ryman Hospitality Properties Inc	184,481	19,340,988
Industrial REITs - 0.4%
Terreno Realty Corp	208,418	13,634,706
Real Estate Management & Development - 0.7%
Compass Inc Class A (b)	2,810,842	20,378,605
Landbridge Co LLC Class A (f)	115,317	7,480,613
		27,859,218
TOTAL REAL ESTATE		60,834,912

TOTAL UNITED STATES		3,297,877,870
TOTAL COMMON STOCKS (Cost $2,787,764,911)		3,600,690,298

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (d)(e) (Cost $253,458)	253,458	269,831

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
Bright Peak Therapeutics Inc. Series B (b)(d)(e)	199,331	322,916
Bright Peak Therapeutics Inc. Series C (d)(e)	1,323,335	1,508,602
Caris Life Sciences Inc Series D (b)(d)(e)	144,435	415,973
Endeavor BioMedicines Inc Series C (d)(e)	210,174	1,370,334
LifeMine Therapeutics Inc Series C (b)(d)(e)	402,743	298,030
Sonoma Biotherapeutics Inc Series B (b)(d)(e)	438,013	1,261,477
Sonoma Biotherapeutics Inc Series B1 (b)(d)(e)	233,603	756,874
T-Knife Therapeutics Inc Series B (b)(d)(e)	201,583	274,153
Treeline Biosciences Series A (b)(d)(e)	21,246	149,147
		6,357,506
Health Care Technology - 0.0%
Wugen Inc Series B (b)(d)(e)	59,982	228,531
TOTAL HEALTH CARE		6,586,037

Industrials - 0.2%
Construction & Engineering - 0.2%
Beta Technologies Inc Series A (b)(d)(e)	62,752	7,173,181
Beta Technologies Inc Series B, 6% (b)(d)(e)	11,821	1,590,634
Beta Technologies Inc Series C, 6% (d)(e)	4,600	531,668
		9,295,483
Information Technology - 0.3%
Communications Equipment - 0.2%
Astranis Space Technologies Corp (b)(d)(e)	26,805	349,001
Astranis Space Technologies Corp Series C (b)(d)(e)	125,912	1,639,374
Astranis Space Technologies Corp Series D (d)(e)	503,082	4,698,787
		6,687,162
IT Services - 0.0%
Yanka Industries Inc Series E (b)(d)(e)	191,029	666,691
Yanka Industries Inc Series F (b)(d)(e)	28,989	163,498
		830,189
Software - 0.1%
Algolia Inc Series D (b)(d)(e)	9,900	223,245
Lyte Ai Inc (d)(e)	38,600	520,714
Mountain Digital Inc Series D (b)(d)(e)	140,383	2,747,295
Skyryse Inc Series B (b)(d)(e)	12,000	315,720
		3,806,974
TOTAL INFORMATION TECHNOLOGY		11,324,325

TOTAL UNITED STATES		27,205,845
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,915,071)		27,205,845

Domestic Equity Funds - 4.0%
	Shares	Value ($)
iShares Russell 2000 Growth ETF (f) (Cost $142,414,510)	512,535	152,176,767

Money Market Funds - 10.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	119,078,269	119,102,085
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	272,436,383	272,463,627
TOTAL MONEY MARKET FUNDS (Cost $391,565,711)			391,565,712

TOTAL INVESTMENT IN SECURITIES - 108.5% (Cost $3,352,913,661)	4,171,908,453
NET OTHER ASSETS (LIABILITIES) - (8.5)%	(327,895,461)
NET ASSETS - 100.0%	3,844,012,992

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,716,142 or 0.1% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,208,944 or 1.5% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia Inc	10/27/21	1,265,404

Algolia Inc Series D	7/23/21	289,526

Astranis Space Technologies Corp	4/05/23	587,591

Astranis Space Technologies Corp Series C	3/19/21	2,760,108

Astranis Space Technologies Corp Series D	4/25/24 - 12/06/24	4,699,993

Beta Technologies Inc Series A	4/09/21	4,597,839

Beta Technologies Inc Series B, 6%	4/04/22	1,219,573

Beta Technologies Inc Series C, 6%	10/24/24	526,562

Bright Peak Therapeutics Inc. Series B	5/14/21	778,587

Bright Peak Therapeutics Inc. Series C	5/07/24	1,500,000

Caris Life Sciences Inc Series D	5/11/21	1,169,924

Endeavor BioMedicines Inc Series C	4/22/24	1,371,301

Enliven Therapeutics Inc	3/19/24	1,408,218

Fanatics Inc Class A	8/13/20 - 3/22/21	2,891,600

LifeMine Therapeutics Inc Series C	2/15/22	820,222

Lyte Ai Inc	8/13/24	489,683

Mountain Digital Inc Series D	11/05/21	3,223,938

Oruka Therapeutics Inc	9/12/24	1,986,694

Perella Weinberg Partners	12/29/20	4,572,620

Skyryse Inc Series B	10/21/21	296,160

Sonoma Biotherapeutics Inc Series B	7/26/21	865,645

Sonoma Biotherapeutics Inc Series B1	7/26/21	692,516

Starling Bank Ltd Class D	6/18/21 - 4/05/22	824,189

T-Knife Therapeutics Inc Series B	6/30/21	1,162,892

Treeline Biosciences Series A	7/30/21	166,303

Veterinary Emergency Group	9/16/21 - 10/31/23	3,598,868

Wugen Inc 10% 6/14/2025	6/14/24	253,458

Wugen Inc Series B	7/09/21	465,154

Yanka Industries Inc Series E	5/15/20	2,307,478

Yanka Industries Inc Series F	4/08/21	924,077

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	41,157,059	969,926,059	891,981,034	1,577,179	-	1	119,102,085	119,078,269	0.2%
Fidelity Securities Lending Cash Central Fund	167,889,010	659,098,506	554,523,889	513,726	-	-	272,463,627	272,436,383	1.2%
Total	209,046,069	1,629,024,565	1,446,504,923	2,090,905	-	1	391,565,712	391,514,652

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	52,653,131	52,653,131	-	-
Consumer Discretionary	432,968,321	423,185,441	-	9,782,880
Consumer Staples	109,125,444	109,125,444	-	-
Energy	65,044,573	65,044,573	-	-
Financials	329,074,903	327,144,591	-	1,930,312
Health Care	880,115,592	875,769,314	-	4,346,278
Industrials	787,987,542	780,158,482	7,829,060	-
Information Technology	723,054,034	722,078,318	-	975,716
Materials	159,831,846	159,831,846	-	-
Real Estate	60,834,912	60,834,912	-	-

Convertible Corporate Bonds
Health Care	269,831	-	-	269,831

Convertible Preferred Stocks
Health Care	6,586,037	-	-	6,586,037
Industrials	9,295,483	-	-	9,295,483
Information Technology	11,324,325	-	-	11,324,325

Domestic Equity Funds	152,176,767	152,176,767	-	-

Money Market Funds	391,565,712	391,565,712	-	-
Total Investments in Securities:	4,171,908,453	4,119,568,531	7,829,060	44,510,862

Net Unrealized Appreciation on Unfunded Commitments	337,549	-	-	337,549
Total	337,549	-	-	337,549
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$17,107,354
Net Realized Gain (Loss) on Investment Securities	(84,195)
Net Unrealized Gain (Loss) on Investment Securities	12,027
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$17,035,186
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(72,169)
Convertible Corporate Bonds
Beginning Balance	$259,262
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	10,569
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$269,831
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$10,569
Convertible Preferred Stocks
Beginning Balance	$22,839,519
Net Realized Gain (Loss) on Investment Securities	(2,612,353)
Net Unrealized Gain (Loss) on Investment Securities	2,962,430
Cost of Purchases	4,016,249
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$27,205,845
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$350,081

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $264,878,878) - See accompanying schedule:
Unaffiliated issuers (cost $2,961,347,950)	$3,780,342,741
Fidelity Central Funds (cost $391,565,711)	391,565,712

Total Investment in Securities (cost $3,352,913,661)		$4,171,908,453
Cash		262,657
Foreign currency held at value (cost $18,111)		18,278
Receivable for investments sold		8,838,341
Unrealized appreciation on unfunded commitments		408,097
Receivable for fund shares sold		5,069,324
Dividends receivable		371,869
Interest receivable		16,123
Distributions receivable from Fidelity Central Funds		457,743
Other receivables		2
Total assets		4,187,350,887
Liabilities
Payable for investments purchased	$64,143,310
Unrealized depreciation on unfunded commitments	70,548
Payable for fund shares redeemed	4,799,401
Accrued management fee	1,862,419
Collateral on securities loaned	272,462,217
Total liabilities		343,337,895
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$3,844,012,992
Net Assets consist of:
Paid in capital		$3,054,844,714
Total accumulated earnings (loss)		789,168,278
Net Assets		$3,844,012,992
Net Asset Value, offering price and redemption price per share ($3,844,012,992 ÷ 207,061,534 shares)		$18.56
Consolidated Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$6,518,902
Income from Fidelity Central Funds (including $513,726 from security lending)		2,090,905
Total income		8,609,807
Expenses
Management fee	$10,062,000
Independent trustees' fees and expenses	6,792
Interest	1,077
Miscellaneous	8,354
Total expenses before reductions	10,078,223
Expense reductions	(5,473)
Total expenses after reductions		10,072,750
Net Investment income (loss)		(1,462,943)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,173,370
Foreign currency transactions	58,681
Total net realized gain (loss)		19,232,051
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	211,021,670
Fidelity Central Funds	1
Unfunded commitments	(609,153)
Assets and liabilities in foreign currencies	(478)
Total change in net unrealized appreciation (depreciation)		210,412,040
Net gain (loss)		229,644,091
Net increase (decrease) in net assets resulting from operations		$228,181,148
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,462,943)	$(652,596)
Net realized gain (loss)	19,232,051	137,658,409
Change in net unrealized appreciation (depreciation)	210,412,040	340,816,942
Net increase (decrease) in net assets resulting from operations	228,181,148	477,822,755
Distributions to shareholders	(70,800,445)	(4,542,314)

Share transactions
Proceeds from sales of shares	1,208,793,551	1,018,435,284
Reinvestment of distributions	70,297,823	4,525,279
Cost of shares redeemed	(497,817,092)	(485,070,208)

Net increase (decrease) in net assets resulting from share transactions	781,274,282	537,890,355
Total increase (decrease) in net assets	938,654,985	1,011,170,796

Net Assets
Beginning of period	2,905,358,007	1,894,187,211
End of period	$3,844,012,992	$2,905,358,007

Other Information
Shares
Sold	66,719,545	65,251,514
Issued in reinvestment of distributions	4,031,806	329,111
Redeemed	(27,427,074)	(31,765,326)
Net increase (decrease)	43,324,277	33,815,299

Consolidated Financial Highlights
Fidelity® Small Cap Growth K6 Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.74	$14.58	$13.22	$21.55	$15.32	$13.96
Income from Investment Operations
Net investment income (loss) A,B	(.01)	- C	.01	.01	(.03) D	- C
Net realized and unrealized gain (loss)	1.23	3.20	1.36	(3.11)	6.81	1.36
Total from investment operations	1.22	3.20	1.37	(3.10)	6.78	1.36
Distributions from net investment income	(.28)	(.04)	(.01)	-	-	-
Distributions from net realized gain	(.12)	-	-	(5.23)	(.55)	-
Total distributions	(.40)	(.04)	(.01)	(5.23)	(.55)	-
Net asset value, end of period	$18.56	$17.74	$14.58	$13.22	$21.55	$15.32
Total Return E,F	7.05%	21.98%	10.34%	(20.31)%	44.76%	9.74%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I,J	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60 % I,J	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60% I,J	.60%	.60%	.60%	.59%	.59%
Net investment income (loss)	(.09)% I,J	(.03)%	.04%	.09%	(.14)% D	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,844,013	$2,905,358	$1,894,187	$1,265,226	$1,154,380	$899,926
Portfolio turnover rate K	69 % J,L	85% L	76% L	81% L	119%	137% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.22)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Small Cap Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. Effective the close of business on October 16, 2024, new positions in the Fund may no longer be opened with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs)are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$ 17,035,186	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.1 - 8.0 / 3.5	Increase
			Enterprise value/Net income multiple (EV/NI)	13.0	Increase
		Discounted cash flow	Discount rate	8.5% - 8.8% / 8.7%	Decrease
Convertible Corporate Bonds	$ 269,831	Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
Convertible Preferred Stocks	$ 27,205,845	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.1 - 14.2 / 10.2	Increase
		Market approach	Transaction price	$1.13 - $8.61 / $3.61	Increase
			Discount rate	15.0% - 80.0% / 55.8%	Decrease
			Premium rate	15.0%	Increase
		Black scholes	Volatility	50.0% - 90.0% / 78.7%	Increase
			Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$940,055,917
Gross unrealized depreciation	(154,617,904)
Net unrealized appreciation (depreciation)	$785,438,013
Tax cost	$3,386,470,440

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Small Cap Growth K6 Fund	Crescent Biopharma, Inc.	500,000	408,097
Fidelity Small Cap Growth K6 Fund	Jade Biosciences, Inc.	1,375,600	(70,548)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Small Cap Growth K6 Fund	4,346,278.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth K6 Fund	1,811,304,389	1,138,074,493

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Growth K6 Fund	1,065,153	17,638,935

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Growth K6 Fund	2,235,792	34,928,214
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Growth K6 Fund	46,250

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Growth K6 Fund	Borrower	6,955,000	5.58%	1,077

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth K6 Fund	106,461,454	109,607,377	(7,836,969)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Small Cap Growth K6 Fund	40,615
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Growth K6 Fund	56,042	21,227	4,865,610
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,473.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884010.107
SCPK6-SANN-0425
Fidelity® Series Blue Chip Growth Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Blue Chip Growth Fund
Consolidated Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	210,600	2,152,332
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	32,300	6,306,209
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	713,700	6,630,273
CANADA - 0.6%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Dollarama Inc	34,100	3,226,871
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (b)	479,700	23,071,545
Groupe Dynamite Inc Subordinate Voting Shares	97,800	1,086,779
		24,158,324
TOTAL CONSUMER DISCRETIONARY		27,385,195

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	130,800	6,468,226
Secure Waste Infrastructure Corp	319,400	3,300,917
		9,769,143
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (b)(c)	129,600	16,001,712
IT Services - 0.2%
Shopify Inc Class A (b)	194,000	22,640,341
TOTAL INFORMATION TECHNOLOGY		38,642,053

TOTAL CANADA		75,796,391
CHINA - 1.4%
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
JD.com Inc ADR	376,000	15,310,720
PDD Holdings Inc Class A ADR (b)	280,300	31,368,373
		46,679,093
Diversified Consumer Services - 0.1%
TAL Education Group Class A ADR (b)	547,300	6,693,479
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR (b)	38,600	2,708,562
TOTAL CONSUMER DISCRETIONARY		56,081,134

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	784,278	1,411,700
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	515,735	107,556,535
TOTAL CHINA		165,049,369
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	129,996	16,985,277
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc	668,900	21,384,733
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	3,101	8,763,046
LVMH Moet Hennessy Louis Vuitton SE	9,461	6,919,819

TOTAL FRANCE		15,682,865
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	27,800	7,351,245
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	50,700	13,996,242
TOTAL GERMANY		21,347,487
INDIA - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	1,375,252	5,491,989
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	57,200	1,070,581
Vodafone Idea Ltd (b)	70,627,924	7,342,805
		8,413,386
Consumer Discretionary - 0.3%
Automobiles - 0.0%
Hyundai Motor India Ltd	138,003	2,670,571
Mahindra & Mahindra Ltd	70,600	2,427,945
		5,098,516
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (b)(d)(e)	1,852,090	5,506,994
Hotels, Restaurants & Leisure - 0.2%
MakeMyTrip Ltd (b)	27,900	3,048,633
Swiggy Ltd (f)	177,251	846,084
Zomato Ltd (b)	2,207,900	5,595,580
		9,490,297
TOTAL CONSUMER DISCRETIONARY		20,095,807

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	276,000	5,791,531
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	929,698	13,538,403
Reliance Industries Ltd GDR (g)	24,800	1,455,760
		14,994,163
Financials - 0.0%
Banks - 0.0%
ICICI Bank Ltd ADR	58,200	1,668,593
Financial Services - 0.0%
Aditya Birla Capital Ltd (b)	615,200	1,270,335
Jio Financial Services Ltd (b)	726,649	2,019,562
		3,289,897
TOTAL FINANCIALS		4,958,490

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	19,700	891,584
Construction & Engineering - 0.0%
Larsen & Toubro Ltd	82,900	3,403,679
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	320,400	1,011,096
TOTAL INDUSTRIALS		5,306,359

Materials - 0.1%
Construction Materials - 0.0%
Grasim Industries Ltd	100,100	2,893,164
Metals & Mining - 0.1%
Hindalco Industries Ltd	136,700	934,271
Welspun Corp Ltd	521,700	4,455,219
		5,389,490
TOTAL MATERIALS		8,282,654

TOTAL INDIA		73,334,379
ISRAEL - 0.1%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	56,024	2,673,465
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	650,300	11,529,819
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(d)(e)	15,421	43,179
Xsight Labs Ltd warrants 12/30/2031 (b)(d)(e)	22,173	34,590
		77,769
TOTAL ISRAEL		14,281,053
JAPAN - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Nintendo Co Ltd	58,300	3,824,754
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	60,000	1,337,409
Industrials - 0.0%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	113,300	1,658,173
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	160,200	3,859,218
TOTAL JAPAN		10,679,554
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	8,590	1,152,803
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(g)(h)	232,373	5,525,181
NETHERLANDS - 0.1%
Information Technology - 0.1%
Software - 0.1%
Nebius Group NV Class A (b)	425,800	13,906,628
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (b)	33,200	4,043,428
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	309,000	18,502,920
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG (b)	44,660	5,428,341
TOTAL SWITZERLAND		23,931,261
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	471,600	98,715,312
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	42,400	11,319,529
Flutter Entertainment PLC (United Kingdom) (b)	36,600	9,897,452
		21,216,981
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	142,589	6,850,455
TOTAL UNITED KINGDOM		28,067,436
UNITED STATES - 92.1%
Communication Services - 18.5%
Entertainment - 3.5%
Netflix Inc (b)	320,924	313,465,726
ROBLOX Corp Class A (b)	685,600	48,725,592
Roku Inc Class A (b)	251,000	20,772,760
Spotify Technology SA (b)	34,100	18,705,555
Take-Two Interactive Software Inc (b)	23,100	4,285,281
Walt Disney Co/The	230,900	26,105,554
		432,060,468
Interactive Media & Services - 15.0%
Alphabet Inc Class A	4,959,460	1,011,829,029
Epic Games Inc (b)(d)(e)	1,076	730,077
Meta Platforms Inc Class A	870,210	599,731,328
Reddit Inc Class A	87,900	17,540,445
Reddit Inc Class B (b)	134,285	26,796,572
Snap Inc Class A (b)	14,634,100	165,218,989
		1,821,846,440
Media - 0.0%
Trade Desk Inc (The) Class A (b)	47,300	5,613,564
TOTAL COMMUNICATION SERVICES		2,259,520,472

Consumer Discretionary - 19.7%
Automobiles - 1.9%
Neutron Holdings Inc (b)(d)(e)	691,699	39,842
Rad Power Bikes Inc (b)(d)(e)	110,210	23,144
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	74,246	38,608
Rivian Automotive Inc Class A (b)(c)	765,695	9,617,129
Tesla Inc (b)	548,005	221,722,823
		231,441,546
Broadline Retail - 9.0%
Amazon.com Inc (b)	4,588,800	1,090,665,984
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Inc (b)	32,800	4,021,280
Duolingo Inc Class A (b)	37,100	13,504,029
		17,525,309
Hotels, Restaurants & Leisure - 2.0%
Brinker International Inc (b)	104,200	18,961,274
Carnival Corp (b)	234,100	6,477,547
Cava Group Inc (b)	42,500	5,739,625
Chipotle Mexican Grill Inc (b)	1,007,800	58,805,130
DraftKings Inc Class A (b)	633,000	26,554,350
Planet Fitness Inc Class A (b)	88,900	9,615,424
Royal Caribbean Cruises Ltd	26,300	7,011,580
Starbucks Corp (c)	777,900	83,764,272
Sweetgreen Inc Class A (b)	599,681	19,741,499
Texas Roadhouse Inc	26,100	4,726,710
Viking Holdings Ltd	111,600	5,650,308
Wingstop Inc	11,600	3,455,640
		250,503,359
Household Durables - 0.7%
DR Horton Inc	72,100	10,230,990
PulteGroup Inc	79,500	9,045,510
SharkNinja Inc	581,000	64,961,610
Toll Brothers Inc	25,400	3,449,574
		87,687,684
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)(c)	1,284,800	9,957,199
Specialty Retail - 3.5%
Abercrombie & Fitch Co Class A (b)	281,825	33,644,269
Carvana Co Class A (b)	373,400	92,409,032
Chewy Inc Class A (b)(c)	129,800	5,059,604
Fanatics Inc Class A (b)(d)(e)	159,285	9,557,100
Five Below Inc (b)	136,884	12,836,982
Floor & Decor Holdings Inc Class A (b)	12,400	1,241,240
Home Depot Inc/The	25,600	10,546,688
Lowe's Cos Inc	370,106	96,242,364
RH (b)(c)	180,274	75,554,636
TJX Cos Inc/The	423,300	52,823,607
Victoria's Secret & Co (b)(c)	335,800	12,209,688
Warby Parker Inc Class A (b)	174,579	4,837,584
Wayfair Inc Class A (b)	299,020	14,463,597
		421,426,391
Textiles, Apparel & Luxury Goods - 2.4%
Capri Holdings Ltd (b)	709,500	17,581,410
Deckers Outdoor Corp (b)	537,996	95,418,971
Lululemon Athletica Inc (b)	297,087	123,053,435
NIKE Inc Class B	283,013	21,763,700
Ralph Lauren Corp Class A	17,400	4,344,780
Tapestry Inc	75,400	5,499,676
Tory Burch LLC Class A (b)(d)(e)(i)	106,817	4,667,903
Under Armour Inc Class A (b)	2,039,600	17,030,660
VF Corp	327,200	8,497,384
		297,857,919
TOTAL CONSUMER DISCRETIONARY		2,407,065,391

Consumer Staples - 1.0%
Beverages - 0.0%
Celsius Holdings Inc (b)(c)	157,400	3,931,852
Coca-Cola Co/The	37,800	2,399,544
		6,331,396
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc	201,600	4,042,080
BJ's Wholesale Club Holdings Inc (b)	33,600	3,328,080
Costco Wholesale Corp	20,100	19,695,588
Target Corp	142,900	19,707,339
Walmart Inc	482,600	47,372,016
		94,145,103
Food Products - 0.0%
Freshpet Inc (b)	31,300	5,006,435
Real Good Food Co Inc/The Class A (b)	4,109	5
		5,006,440
Tobacco - 0.2%
JUUL Labs Inc Class A (b)(d)(e)	5,076,784	5,127,552
JUUL Labs Inc Class B (b)(d)(e)	2,450	2,474
Philip Morris International Inc	105,000	13,671,000
		18,801,026
TOTAL CONSUMER STAPLES		124,283,965

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Antero Resources Corp (b)	29,200	1,089,744
Cheniere Energy Inc	10,700	2,393,055
Ovintiv Inc	26,700	1,127,274
		4,610,073
Financials - 4.4%
Banks - 0.2%
Citigroup Inc	256,400	20,878,652
Wells Fargo & Co	89,000	7,013,200
		27,891,852
Capital Markets - 1.6%
Ares Management Corp Class A	85,000	16,848,700
Bank of New York Mellon Corp/The	37,900	3,256,747
Blue Owl Capital Inc Class A	978,900	25,461,189
Charles Schwab Corp/The	14,700	1,215,984
Coinbase Global Inc Class A (b)	151,500	44,136,495
Goldman Sachs Group Inc/The	55,300	35,414,120
Interactive Brokers Group Inc Class A	9,100	1,978,704
Jefferies Financial Group Inc (c)	84,700	6,512,583
KKR & Co Inc Class A	106,900	17,859,783
Moody's Corp	30,200	15,083,088
Morgan Stanley	121,400	16,805,402
Nasdaq Inc	15,500	1,276,270
Robinhood Markets Inc Class A (b)	279,800	14,535,610
		200,384,675
Consumer Finance - 0.3%
American Express Co	134,800	42,792,260
Financial Services - 2.1%
Affirm Holdings Inc Class A (b)	240,300	14,675,121
Apollo Global Management Inc	156,300	26,724,174
Berkshire Hathaway Inc Class B (b)	7,300	3,421,291
Block Inc Class A (b)	346,000	31,423,720
Fiserv Inc (b)	23,400	5,055,336
Mastercard Inc Class A	204,100	113,363,263
PayPal Holdings Inc (b)	63,500	5,624,830
Toast Inc Class A (b)	339,700	13,900,524
Visa Inc Class A	73,200	25,019,760
		239,208,019
Insurance - 0.2%
Progressive Corp/The	91,400	22,524,616
TOTAL FINANCIALS		532,801,422

Health Care - 5.3%
Biotechnology - 0.9%
AbbVie Inc	37,200	6,841,080
Alnylam Pharmaceuticals Inc (b)	35,081	9,517,826
Apogee Therapeutics Inc (b)	51,300	2,121,768
Arcellx Inc (b)	15,400	1,049,202
Avidity Biosciences Inc (b)	37,900	1,248,047
Cibus Inc Class A (b)(c)	32,171	80,106
Exact Sciences Corp (b)	50,807	2,847,732
Gilead Sciences Inc	163,400	15,882,480
Janux Therapeutics Inc (b)	38,881	1,690,546
Legend Biotech Corp ADR (b)	85,600	3,261,360
Moderna Inc (b)	130,000	5,124,600
MoonLake Immunotherapeutics Class A (b)	81,300	3,738,987
Natera Inc (b)(c)	36,100	6,386,812
Nurix Therapeutics Inc (b)	14,100	277,911
Regeneron Pharmaceuticals Inc (b)	65,100	43,810,998
Scholar Rock Holding Corp (b)	71,500	2,887,170
Summit Therapeutics Inc (b)	30,100	647,150
Viking Therapeutics Inc (b)	124,500	4,077,375
		111,491,150
Health Care Equipment & Supplies - 1.8%
Blink Health LLC Class A1 (b)(d)(e)	8,180	295,053
Boston Scientific Corp (b)	1,175,800	120,354,888
Glaukos Corp (b)	33,700	5,272,028
Insulet Corp (b)	45,200	12,582,776
Intuitive Surgical Inc (b)	92,200	52,727,336
Masimo Corp (b)	24,800	4,320,904
Stryker Corp	48,900	19,134,081
		214,687,066
Health Care Providers & Services - 0.3%
UnitedHealth Group Inc	58,100	31,518,669
Health Care Technology - 0.0%
Multiplan Corp warrants (b)(d)	24,206	0
Veeva Systems Inc Class A (b)	27,000	6,298,020
		6,298,020
Life Sciences Tools & Services - 0.2%
Danaher Corp	61,000	13,587,140
Revvity Inc (c)	4,100	517,133
Thermo Fisher Scientific Inc	13,500	8,069,625
		22,173,898
Pharmaceuticals - 2.1%
Elanco Animal Health Inc (b)	231,100	2,780,133
Eli Lilly & Co	318,079	257,987,515
Structure Therapeutics Inc ADR (b)	18,800	563,436
		261,331,084
TOTAL HEALTH CARE		647,499,887

Industrials - 3.3%
Aerospace & Defense - 1.4%
Axon Enterprise Inc (b)	27,100	17,674,078
Boeing Co (b)	306,680	54,135,154
GE Aerospace	114,600	23,329,122
Howmet Aerospace Inc	177,100	22,417,318
Space Exploration Technologies Corp (b)(d)(e)	227,030	42,000,550
Space Exploration Technologies Corp Class C (b)(d)(e)	6,860	1,269,100
Spirit AeroSystems Holdings Inc Class A (b)	79,100	2,690,191
Standardaero Inc (c)	57,200	1,535,248
TransDigm Group Inc	5,400	7,308,036
		172,358,797
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	57,700	5,740,573
Building Products - 0.2%
AAON Inc	29,900	3,479,762
AZEK Co Inc/The Class A (b)	72,900	3,734,667
Builders FirstSource Inc (b)	43,700	7,310,136
Fortune Brands Innovations Inc	83,700	5,998,779
Lennox International Inc	4,500	2,665,890
Trane Technologies PLC	14,100	5,114,775
		28,304,009
Construction & Engineering - 0.1%
EMCOR Group Inc	11,900	5,331,914
Fluor Corp (b)	73,800	3,557,898
		8,889,812
Electrical Equipment - 0.4%
Acuity Brands Inc	17,400	5,783,586
Eaton Corp PLC	39,700	12,959,668
GE Vernova Inc	61,600	22,969,408
Vertiv Holdings Co Class A	59,900	7,009,498
		48,722,160
Ground Transportation - 0.3%
Avis Budget Group Inc (b)	27,600	2,475,720
Lyft Inc Class A (b)	1,433,489	19,409,441
Uber Technologies Inc (b)	144,100	9,633,085
XPO Inc (b)	10,600	1,416,902
		32,935,148
Industrial Conglomerates - 0.1%
3M Co	39,000	5,935,800
Honeywell International Inc	10,800	2,416,176
		8,351,976
Machinery - 0.0%
Chart Industries Inc (b)	11,800	2,496,762
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	138,000	10,108,500
Delta Air Lines Inc	220,000	14,799,400
JetBlue Airways Corp (b)(c)	1,185,500	7,800,590
United Airlines Holdings Inc (b)	202,500	21,432,600
		54,141,090
Professional Services - 0.1%
Paycom Software Inc	43,500	9,028,860
Trading Companies & Distributors - 0.3%
Core & Main Inc Class A (b)	22,700	1,281,188
Ferguson Enterprises Inc (c)	65,900	11,935,808
FTAI Aviation Ltd	237,300	23,855,769
		37,072,765
TOTAL INDUSTRIALS		408,041,952

Information Technology - 39.0%
Communications Equipment - 0.2%
Arista Networks Inc	164,900	19,001,427
Ciena Corp (b)	129,200	11,258,488
		30,259,915
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	250,000	17,695,000
Coherent Corp (b)	119,700	10,831,653
		28,526,653
IT Services - 0.6%
Cloudflare Inc Class A (b)	41,600	5,757,440
Okta Inc Class A (b)	366,300	34,512,786
Snowflake Inc Class A (b)	175,552	31,864,444
Twilio Inc Class A (b)	19,200	2,814,336
		74,949,006
Semiconductors & Semiconductor Equipment - 18.1%
Astera Labs Inc (b)	334,000	33,874,280
Broadcom Inc	804,400	177,989,588
GlobalFoundries Inc (b)	670,060	27,787,388
Impinj Inc (b)	52,000	6,598,280
Lam Research Corp	213,400	17,296,070
Marvell Technology Inc	4,147,495	468,086,286
Micron Technology Inc	142,400	12,992,576
Monolithic Power Systems Inc	87,600	55,833,612
NVIDIA Corp	11,398,260	1,368,589,079
ON Semiconductor Corp (b)	652,513	34,152,530
Semtech Corp (b)	21,400	1,432,944
		2,204,632,633
Software - 10.0%
Appfolio Inc Class A (b)	6,700	1,567,197
Applied Intuition Inc Class A (d)(e)	5,601	359,640
AppLovin Corp Class A (b)	416,200	153,823,358
Atlassian Corp Class A (b)	4,500	1,380,510
Atom Tickets LLC (b)(d)(e)(i)	344,068	3
Coreweave Inc Class A (d)(e)	26,920	25,300,762
Crowdstrike Holdings Inc Class A (b)	13,400	5,334,138
Datadog Inc Class A (b)	120,500	17,196,555
Figma Inc Class A (d)(e)	43,744	1,154,404
HubSpot Inc (b)	44,992	35,072,614
Informatica Inc Class A (b)	47,400	1,217,232
Life360 Inc (b)	70,700	3,232,404
Microsoft Corp	1,831,600	760,223,896
Monday.com Ltd (b)	22,000	5,620,120
OpenAI Global LLC rights (b)(d)(e)	5,005,573	5,005,573
Oracle Corp	240,300	40,865,418
Procore Technologies Inc (b)	30,700	2,442,492
Salesforce Inc	65,600	22,415,520
Servicenow Inc (b)	99,923	101,759,585
Stripe Inc Class B (b)(d)(e)	19,900	591,030
Synopsys Inc (b)	12,300	6,463,404
Tanium Inc Class B (b)(d)(e)	151,000	1,439,030
Zoom Communications Inc Class A (b)	175,100	15,223,194
Zscaler Inc (b)	8,600	1,742,274
		1,209,430,353
Technology Hardware, Storage & Peripherals - 9.9%
Apple Inc	5,088,536	1,200,894,496
Super Micro Computer Inc (b)(c)	86,485	2,466,552
Western Digital Corp (b)	37,000	2,409,810
		1,205,770,858
TOTAL INFORMATION TECHNOLOGY		4,753,569,418

Materials - 0.5%
Chemicals - 0.1%
Sherwin-Williams Co/The	25,300	9,061,448
Construction Materials - 0.2%
CRH PLC	50,700	5,020,821
Eagle Materials Inc	27,300	7,009,002
Martin Marietta Materials Inc	9,900	5,386,788
Vulcan Materials Co	25,800	7,073,070
		24,489,681
Containers & Packaging - 0.0%
Smurfit WestRock PLC	104,200	5,531,978
Metals & Mining - 0.2%
Carpenter Technology Corp	107,200	20,696,032
TOTAL MATERIALS		59,779,139

Real Estate - 0.4%
Health Care REITs - 0.3%
Welltower Inc	269,984	36,847,416
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (b)	143,600	11,806,792
TOTAL REAL ESTATE		48,654,208

Utilities - 0.0%
Electric Utilities - 0.0%
Constellation Energy Corp	3,800	1,139,924
TOTAL UNITED STATES		11,246,965,851
TOTAL COMMON STOCKS (Cost $4,734,065,987)		11,851,937,822

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	433,800	1,110,138
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	115,200	294,808
		1,404,946
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (d)(e)	22,391	22,879
TOTAL UNITED STATES		1,427,825
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $571,391)		1,427,825

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(d)(e)	37,119	9,192,892
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	18,160	3,340,564
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy (d)(e)	156,533	4,021,333
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D2 (d)(e)	32,839	1,774,620
Meesho Series E (d)(e)	5,470	295,599
Meesho Series F (b)(d)(e)	5,077	279,133

TOTAL INDIA		2,349,352
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	140,500	885,150
Xsight Labs Ltd Series E (d)(e)	110,868	859,227
Xsight Labs Ltd Series E1 (d)(e)	51,402	473,926

TOTAL ISRAEL		2,218,303
UNITED STATES - 1.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(e)	12,405,800	714,574
Rad Power Bikes Inc Series A (b)(d)(e)	14,368	3,017
Rad Power Bikes Inc Series C (b)(d)(e)	56,537	32,226
Waymo LLC (d)(e)	25,928	1,966,899
Waymo LLC Series A2 (b)(d)(e)	15,200	941,944
		3,658,660
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	19,600	639,352
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(e)	266,499	3
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(d)(e)	660,029	666,629
JUUL Labs Inc Series D (b)(d)(e)	5,110	5,161
		671,790
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (d)(e)	65,000	822,250
Tenstorrent Holdings Inc Series D1 (d)(e)	18,067	1,424,222
		2,246,472
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(d)(e)	1,069	224,052
Castle Creek Biosciences Inc Series D2 (b)(d)(e)	642	127,179
		351,231
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(d)(e)	27,197	980,996
Blink Health LLC Series D (d)(e)	5,797	209,098
		1,190,094
TOTAL HEALTH CARE		1,541,325

Industrials - 1.2%
Aerospace & Defense - 1.1%
Anduril Industries Inc (d)(e)	87,397	2,195,413
Space Exploration Technologies Corp Series G (b)(d)(e)	43,447	80,376,950
Space Exploration Technologies Corp Series H (b)(d)(e)	6,348	11,743,800
Space Exploration Technologies Corp Series J (b)(d)(e)	5,376	9,945,600
Space Exploration Technologies Corp Series N (b)(d)(e)	12,799	23,678,150
		127,939,913
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (d)(e)	46,703	1,781,719
Construction & Engineering - 0.1%
Beta Technologies Inc Series A (b)(d)(e)	12,033	1,375,492
Beta Technologies Inc Series C, 6% (d)(e)	4,429	511,904
		1,887,396
TOTAL INDUSTRIALS		131,609,028

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp Series E (b)(d)(e)	1,441,706	807,355
Frore Systems Inc Series C (d)(e)	63,198	1,004,216
		1,811,571
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc (e)	30,943	327,686
Retym Inc Series C (b)(d)(e)	168,905	1,694,118
		2,021,804
Software - 0.4%
Anthropic PBC Series D (d)(e)	67,650	3,957,525
Applied Intuition Inc Series A2 (d)(e)	7,292	468,219
Applied Intuition Inc Series B2 (d)(e)	3,516	225,762
Coreweave Inc Series C (d)(e)	1,727	1,827,442
Crusoe Energy Systems LLC (d)(e)	52,338	1,526,699
Databricks Inc (d)(e)	32,584	3,014,020
Databricks Inc Series G (b)(d)(e)	51,900	4,800,750
Databricks Inc Series I (b)(d)(e)	1,191	110,168
Dataminr Inc Series D, 8% (b)(d)(e)	115,901	1,538,006
Lyte Ai Inc (d)(e)	117,675	1,587,436
MOLOCO Inc Series A (b)(d)(e)	19,537	1,275,766
Runway AI Inc (d)(e)	9,191	1,052,370
Stripe Inc Series H (b)(d)(e)	8,700	258,390
Stripe Inc Series I (b)(d)(e)	135,124	4,013,183
xAI Corp Series B (d)(e)	635,731	13,763,576
xAI Corp Series C (d)(e)	116,978	2,532,574
		41,951,886
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc (d)(e)	62,356	4,982,244
Lightmatter Inc Series C1 (b)(d)(e)	77,697	5,020,781
Lightmatter Inc Series C2 (b)(d)(e)	12,204	803,145
		10,806,170
TOTAL INFORMATION TECHNOLOGY		56,591,431

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(d)(e)	125,000	3,397,500
TOTAL UNITED STATES		200,355,561
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,055,991)		221,478,005

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(d)(e) (Cost $3,185,523)	9,636	2,098,914

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (d)(e)	74,246	96,920
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(j)	80,121	71,178
TOTAL UNITED STATES		168,098
TOTAL PREFERRED SECURITIES (Cost $154,366)		168,098

U.S. Treasury Obligations - 0.2%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/27/2025	4.44	3,200,000	3,190,965
US Treasury Bills 0% 3/27/2025	4.19 to 4.23	18,600,000	18,486,399
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,673,898)			21,677,364

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (l)(m) (Cost $41,952,740)	4.37	41,948,545	41,952,740

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $4,897,659,896)	12,140,740,768
NET OTHER ASSETS (LIABILITIES) - 0.7%	89,521,400
NET ASSETS - 100.0%	12,230,262,168

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $329,443,464 or 2.7% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $846,084 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,980,941 or 0.1% of net assets.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,416,765 or 0.1% of net assets.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925

Akeana Series C	1/23/24	829,452

Anduril Industries Inc	8/07/24	1,899,714

Ant International Co Ltd Class C	5/16/18	2,989,179

Anthropic PBC Series D	5/31/24	2,029,804

Applied Intuition Inc Class A	7/02/24	334,351

Applied Intuition Inc Series A2	7/02/24	435,295

Applied Intuition Inc Series B2	7/02/24	209,887

Atom Tickets LLC	8/15/17	1,999,998

Beta Technologies Inc Series A	4/09/21	881,658

Beta Technologies Inc Series C, 6%	10/24/24	506,988

Blink Health LLC Class A1	12/30/20 - 6/17/24	233,946

Blink Health LLC Series C	11/07/19 - 1/21/21	1,038,273

Blink Health LLC Series D	6/17/24 - 6/25/24	243,474

Bolt Technology OU Series E	1/03/22	4,717,904

ByteDance Ltd Series E1	11/18/20	4,067,284

Castle Creek Biosciences Inc Series A4	9/29/16	3,185,523

Castle Creek Biosciences Inc Series B	10/09/18	440,268

Castle Creek Biosciences Inc Series D2	6/28/21	110,200

Coreweave Inc Class A	11/29/23	8,341,431

Coreweave Inc Series C	5/17/24	1,345,419

Crusoe Energy Systems LLC	12/10/24	1,526,796

Databricks Inc	12/17/24	3,014,020

Databricks Inc Series G	2/01/21	3,068,465

Databricks Inc Series I	9/14/23	87,539

Dataminr Inc Series D, 8%	3/06/15	1,477,738

Diamond Foundry Inc Series C	3/15/21	3,000,000

Enevate Corp 10% 5/12/2025	11/12/24	22,391

Enevate Corp 6%	11/02/23 - 10/31/24	80,121

Enevate Corp Series E	1/29/21	1,598,398

Epic Games Inc	7/30/20	618,700

Fanatics Inc Class A	8/13/20	2,754,038

Figma Inc Class A	5/15/24	1,014,555

Frore Systems Inc Series C	5/10/24	1,015,617

GoBrands Inc Series G	3/02/21	4,894,459

JUUL Labs Inc Class A	2/23/24	5,152,783

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15 - 7/06/18	0

JUUL Labs Inc Series D	6/25/18 - 7/06/18	0

Lenskart Solutions Pvt Ltd	4/30/24	5,104,010

Lightmatter Inc	10/11/24	5,002,853

Lightmatter Inc Series C1	5/19/23	1,278,644

Lightmatter Inc Series C2	12/18/23	317,326

Lyte Ai Inc	8/13/24	1,492,837

Meesho Series D2	7/15/24	1,838,984

Meesho Series E	7/15/24	306,320

Meesho Series F	7/15/24	284,312

MOLOCO Inc Series A	6/26/23	1,172,220

Multiplan Corp warrants	10/08/20	0

Neutron Holdings Inc	2/04/21	6,918

Neutron Holdings Inc 4% 5/22/2027	6/04/20	433,800

Neutron Holdings Inc 4% 6/12/2027	6/12/20	115,200

Neutron Holdings Inc Series 1C	7/03/18	2,268,276

OpenAI Global LLC rights	9/30/24	5,005,573

Oura Health Oy	12/18/24	4,021,333

Rad Power Bikes Inc	1/21/21	531,635

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	74,246

Rad Power Bikes Inc Series A	1/21/21	69,309

Rad Power Bikes Inc Series C	1/21/21	272,725

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Retym Inc Series C	5/17/23 - 6/20/23	1,314,385

Runway AI Inc	9/06/24	996,468

Space Exploration Technologies Corp	4/06/17 - 9/11/17	2,534,625

Space Exploration Technologies Corp Class C	9/11/17	92,610

Space Exploration Technologies Corp Series G	1/20/15 - 9/07/23	3,949,239

Space Exploration Technologies Corp Series H	8/04/17	856,980

Space Exploration Technologies Corp Series J	9/07/23	4,354,560

Space Exploration Technologies Corp Series N	8/04/20	3,455,730

Stripe Inc Class B	5/18/21	798,555

Stripe Inc Series H	3/15/21	349,088

Stripe Inc Series I	3/20/23 - 5/12/23	2,720,606

Tanium Inc Class B	4/21/17	749,609

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	1,424,157

Tory Burch LLC Class A	5/14/15	7,600,030

Waymo LLC	10/18/24	2,027,603

Waymo LLC Series A2	5/08/20	1,305,181

xAI Corp Series B	5/13/24	7,609,700

xAI Corp Series C	11/22/24	2,532,574

Xsight Labs Ltd Series D	2/16/21	1,123,438

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	886,945

Xsight Labs Ltd Series E1	1/11/24	411,010

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Zipline International Inc Series G	6/07/24	1,959,018

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Swiggy Ltd	2025-02-10

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,532,626	1,387,214,308	1,431,746,934	1,747,635	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	21,447,503	228,150,526	207,645,289	49,337	-	-	41,952,740	41,948,545	0.2%
Total	65,980,129	1,615,364,834	1,639,392,223	1,796,972	-	-	41,952,740	41,948,545

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,281,294,029	2,262,833,823	17,730,129	730,077
Consumer Discretionary	2,596,103,680	2,556,472,681	19,797,408	19,833,591
Consumer Staples	132,748,961	121,827,404	5,791,531	5,130,026
Energy	29,373,379	15,834,976	13,538,403	-
Financials	551,547,248	539,995,196	10,140,352	1,411,700
Health Care	687,749,533	687,454,480	-	295,053
Industrials	415,006,484	364,772,302	6,964,532	43,269,650
Information Technology	5,033,628,310	4,998,547,296	1,152,803	33,928,211
Materials	74,692,066	66,409,412	8,282,654	-
Real Estate	48,654,208	48,654,208	-	-
Utilities	1,139,924	1,139,924	-	-

Convertible Corporate Bonds
Consumer Discretionary	1,404,946	-	-	1,404,946
Information Technology	22,879	-	-	22,879

Convertible Preferred Stocks
Communication Services	9,192,892	-	-	9,192,892
Consumer Discretionary	6,008,012	-	-	6,008,012
Consumer Staples	1,311,145	-	-	1,311,145
Financials	2,246,472	-	-	2,246,472
Health Care	5,562,658	-	-	5,562,658
Industrials	131,609,028	-	-	131,609,028
Information Technology	62,150,298	-	-	62,150,298
Materials	3,397,500	-	-	3,397,500

Non-Convertible Preferred Stocks
Health Care	2,098,914	-	-	2,098,914

Preferred Securities
Consumer Discretionary	96,920	-	-	96,920
Information Technology	71,178	-	-	71,178

U.S. Treasury Obligations	21,677,364	-	21,677,364	-

Money Market Funds	41,952,740	41,952,740	-	-
Total Investments in Securities:	12,140,740,768	11,705,894,442	105,075,176	329,771,150
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Convertible Corporate Bonds
Beginning Balance	$699,865
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	705,569
Cost of Purchases	22,391
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,427,825
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$705,569
Convertible Preferred Stocks
Beginning Balance	$131,668,960
Net Realized Gain (Loss) on Investment Securities	(4,768,896)
Net Unrealized Gain (Loss) on Investment Securities	70,210,790
Cost of Purchases	24,367,151
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$221,478,005
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$65,441,919
Money Market Funds
Beginning Balance	$-
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$-
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$-
Common Stocks
Beginning Balance	$72,183,578
Net Realized Gain (Loss) on Investment Securities	(137,063)
Net Unrealized Gain (Loss) on Investment Securities	22,340,736
Cost of Purchases	10,211,807
Proceeds of Sales	(750)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$104,598,308
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$22,203,673
Non-Convertible Preferred Stocks
Beginning Balance	$2,172,822
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(73,908)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$2,098,914
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(73,908)
Preferred Securities
Beginning Balance	$193,210
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(30,263)
Cost of Purchases	5,151
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$168,098
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(30,263)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,248,811) - See accompanying schedule:
Unaffiliated issuers (cost $4,855,707,156)	$12,098,788,028
Fidelity Central Funds (cost $41,952,740)	41,952,740

Total Investment in Securities (cost $4,897,659,896)		$12,140,740,768
Cash		788
Restricted cash		30,393
Foreign currency held at value (cost $439,424)		435,716
Receivable for investments sold		3,696,133
Receivable for fund shares sold		173,889,042
Dividends receivable		1,336,992
Interest receivable		102,839
Distributions receivable from Fidelity Central Funds		87,180
Other receivables		3,668
Total assets		12,320,323,519
Liabilities
Payable for investments purchased	$15,225,521
Payable for fund shares redeemed	2,620,110
Notes payable to affiliates	27,792,000
Other payables and accrued expenses	2,482,419
Collateral on securities loaned	41,941,301
Total liabilities		90,061,351
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$12,230,262,168
Net Assets consist of:
Paid in capital		$4,674,210,119
Total accumulated earnings (loss)		7,556,052,049
Net Assets		$12,230,262,168
Net Asset Value, offering price and redemption price per share ($12,230,262,168 ÷ 602,779,378 shares)		$20.29
Consolidated Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$24,276,980
Interest		105,459
Income from Fidelity Central Funds (including $49,337 from security lending)		1,796,972
Total income		26,179,411
Expenses
Custodian fees and expenses	$135,528
Independent trustees' fees and expenses	25,343
Legal	4,635
Interest	58,518
Total expenses		224,024
Net Investment income (loss)		25,955,387
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $59,308)	441,287,132
Foreign currency transactions	(101,330)
Futures contracts	(4,105,581)
Total net realized gain (loss)		437,080,221
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,064,576)	1,355,074,985
Unfunded commitments	(12,600)
Assets and liabilities in foreign currencies	(12,472)
Total change in net unrealized appreciation (depreciation)		1,355,049,913
Net gain (loss)		1,792,130,134
Net increase (decrease) in net assets resulting from operations		$1,818,085,521
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,955,387	$45,459,559
Net realized gain (loss)	437,080,221	1,175,940,073
Change in net unrealized appreciation (depreciation)	1,355,049,913	1,461,591,055
Net increase (decrease) in net assets resulting from operations	1,818,085,521	2,682,990,687
Distributions to shareholders	(1,029,456,671)	(50,271,974)

Share transactions
Proceeds from sales of shares	1,412,550,119	2,049,908,079
Reinvestment of distributions	1,029,456,671	50,271,974
Cost of shares redeemed	(2,061,598,790)	(2,532,092,535)

Net increase (decrease) in net assets resulting from share transactions	380,408,000	(431,912,482)
Total increase (decrease) in net assets	1,169,036,850	2,200,806,231

Net Assets
Beginning of period	11,061,225,318	8,860,419,087
End of period	$12,230,262,168	$11,061,225,318

Other Information
Shares
Sold	73,844,775	122,702,414
Issued in reinvestment of distributions	57,604,226	3,456,580
Redeemed	(106,722,031)	(151,297,981)
Net increase (decrease)	24,726,970	(25,138,987)

Consolidated Financial Highlights
Fidelity® Series Blue Chip Growth Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.14	$14.69	$11.98	$19.34	$19.25	$15.57
Income from Investment Operations
Net investment income (loss) A,B	.04	.08	.07	.07	.06	.09
Net realized and unrealized gain (loss)	2.88	4.45	3.03	(3.37)	6.76	5.30
Total from investment operations	2.92	4.53	3.10	(3.30)	6.82	5.39
Distributions from net investment income	(.14)	(.08)	(.06)	(.05)	(.10)	(.11)
Distributions from net realized gain	(1.63)	-	(.33)	(4.00)	(6.63)	(1.60)
Total distributions	(1.77)	(.08)	(.39)	(4.06) C	(6.73)	(1.71)
Net asset value, end of period	$20.29	$19.14	$14.69	$11.98	$19.34	$19.25
Total Return D,E	16.56%	31.05%	26.84%	(22.51)%	46.98%	39.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	.01%	-% I	-% I	-% I	-% I
Expenses net of fee waivers, if any	- % H,I	.01%	-% I	-% I	-% I	-% I
Expenses net of all reductions	-% H,I	.01%	-% I	-% I	-% I	-% I
Net investment income (loss)	.44% H	.47%	.64%	.45%	.31%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$12,230,262	$11,061,225	$8,860,419	$7,124,936	$6,279,875	$5,789,434
Portfolio turnover rate J	43 % H	29%	38%	48%	53%	52% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Series Blue Chip Growth Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$104,598,308	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 19.1 / 12.8	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.8 - 32.6 / 30.2	Increase
		Book value	Book value multiple	1.7	Increase
		Market approach	Transaction price	$8.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	60.0% - 70.0% / 65.6%	Increase
			Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	2.1 - 3.0 / 2.6	Increase
Convertible Corporate Bonds	$1,427,825	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.9	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 60.0% / 25.0%	Increase
		Black scholes	Volatility	100.0%	Increase
			Discount rate	5.0%	Increase
			Term	0.3	Increase
Convertible Preferred Stocks	$221,478,005	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 51.0 / 18.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	32.6	Increase
			Enterprise Value/Gross Profit multiple (EV/GP)	14.6	Increase
		Market approach	Transaction price	$1.10 - $215.03 / $51.17	Increase
			Discount rate	60.0%	Decrease
			Premium rate	5.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 62.2%	Increase
			Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	2.0 - 4.0 / 3.1	Increase
Non-Convertible Preferred Stocks	$2,098,914	Market approach	Transaction price	$215.03	Increase
			Premium rate	5.0%	Increase
		Black scholes	Volatility	85.0%	Increase
			Discount rate	4.4%	Increase
			Term	3.0	Increase
Preferred Securities	$168,098	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	60.0% - 100.0% / 76.9%	Increase
			Discount rate	4.3% - 5.0% / 4.6%	Increase
			Term	0.1 - 2.1 / 1.3	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,327,103,989
Gross unrealized depreciation	(128,944,244)
Net unrealized appreciation (depreciation)	$7,198,159,745
Tax cost	$4,942,581,023

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation) ($)
Fidelity Series Blue Chip Growth Fund	Revolut Group Holdings, Ltd.	2,009,505	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Series Blue Chip Growth Fund	4,698,299.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Blue Chip Growth Fund	2,465,686,387	2,809,828,636
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Blue Chip Growth Fund	40,146

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Consolidated Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Blue Chip Growth Fund	Borrower	16,691,138	4.77%	64,118

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Blue Chip Growth Fund	259,871,990	401,440,561	96,313,276
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Blue Chip Growth Fund	5,349	15	-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Blue Chip Growth Fund	3,696,000	4.83%	1,488
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.967988.111
XS1-SANN-0425
Fidelity® Series Real Estate Income Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Real Estate Income Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(c)(d)(e)	869,742	8
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (c)	417,705	346,419
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (c)	960,406	914,152
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (c)	244,000	237,048
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (c)	553,000	542,028
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (c)(e)	2,000,000	1,595,432
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (c)	750,000	775,020
TOTAL UNITED STATES		4,410,107
TOTAL ASSET-BACKED SECURITIES (Cost $4,793,075)		4,410,107

Bank Loan Obligations - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
Financials - 3.0%
Financial Services - 3.0%
Agellan Portfolio 9% 8/7/2025 (d)(f)	1,217,000	1,217,000
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3062% 1/9/2026 (d)(e)(f)(g)	7,110,539	6,861,670
		8,078,670
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 1/31/2030 (e)(f)(g)	19,950	20,058
TOTAL UNITED STATES		8,098,728
TOTAL BANK LOAN OBLIGATIONS (Cost $8,347,473)		8,098,728

Commercial Mortgage Securities - 20.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.0%
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (c)	625,000	447,918
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (c)	1,848,000	821,156
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (c)(e)	573,000	13,746
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (c)(e)	859,000	11,009
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.9971% 11/15/2041 (c)(e)(g)	381,000	382,667
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(e)	303,000	307,598
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (c)(e)	254,000	249,895
BSREP Commercial Mortgage Trust Series 2021-DC Class F, CME Term SOFR 1 month Index + 2.9645%, 7.2715% 8/15/2038 (c)(e)(g)	101,405	35,644
BSREP Commercial Mortgage Trust Series 2021-DC Class G, CME Term SOFR 1 month Index + 3.9645%, 8.2715% 8/15/2038 (c)(e)(g)	236,927	71,670
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(e)	2,018,000	1,767,768
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.9523% 4/15/2034 (c)(e)(g)	819,000	790,363
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2215% 6/15/2038 (c)(e)(g)	876,738	870,677
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3728% 5/15/2038 (c)(e)(g)	1,049,300	1,045,932
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (c)(e)	353,000	358,597
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(e)	3,666,000	3,314,184
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2441% 7/15/2029 (c)(e)(g)	750,000	752,453
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6562% 1/15/2039 (c)(e)(g)	700,000	699,661
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.2464% 11/15/2041 (c)(e)(g)	262,138	262,302
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.245% 11/15/2041 (c)(e)(g)	882,251	884,552
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (c)	1,299,000	1,158,518
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (c)	213,000	177,835
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (c)	31,000	26,480
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.652% 9/15/2033 (c)(e)(g)	735,000	52,092
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6583% 9/15/2033 (c)(e)(g)	735,000	11,960
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.1947% 8/15/2041 (c)(e)(g)	500,000	499,375
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7376% 6/15/2034 (c)(d)(g)	800,000	307,904
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6379% 10/15/2051 (e)	1,000,000	850,012
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (c)(e)(g)	1,000,000	1,004,188
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1254% 8/10/2044 (c)(e)	101,000	80,012
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1254% 8/10/2044 (c)(e)	759,236	455,750
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1254% 8/10/2044 (c)(d)(e)	848,000	182,603
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (c)(d)	677,000	2,030
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.7543% 11/10/2045 (c)(e)	355,000	291,698
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 7.203% 7/15/2035 (c)(d)(e)(g)	669,000	1,686
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (c)(e)	1,000,000	1,007,572
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (c)(e)	500,000	495,000
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(e)	2,515,000	2,406,531
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (c)	504,000	473,677
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (c)	1,624,000	1,558,608
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2564% 6/15/2051 (c)(e)	302,000	224,415
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.5248% 2/15/2046 (c)(e)	3,467,000	1,802,841
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (c)(e)	1,680,000	164,438
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (c)(d)(e)	1,320,000	91,258
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (c)(d)(e)	702,179	635,213
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (c)(d)	805,000	447,975
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.417% 4/15/2046 (d)(e)	1,316,000	329,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (c)(e)	482,000	12,243
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (c)(d)(e)	924,000	2,275
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (c)(d)(e)	961,000	144,150
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (c)(d)	1,406,000	337,440
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(e)	356,000	346,052
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0214% 4/15/2038 (c)(e)(g)	555,200	555,200
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6214% 4/15/2038 (c)(e)(g)	676,800	666,670
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1715% 7/15/2038 (c)(e)(g)	250,000	248,750
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.4956% 11/15/2045 (c)(d)(e)	2,000,000	1,603,101
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4956% 11/15/2045 (c)(e)	1,000,000	135,221
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7177% 5/15/2046 (e)	625,000	556,250
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (c)(e)	962,234	950,678
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (c)(e)	1,467,000	882,679
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4746% 6/15/2044 (b)(c)(e)	21,922,302	78,602
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9421% 7/15/2049 (c)(e)	189,544	185,690
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9421% 7/15/2049 (c)(e)	636,000	592,950
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9421% 7/15/2049 (c)(e)	979,600	866,000
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0186% 5/15/2048 (c)(e)	2,045,000	1,551,644
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (c)	2,346,000	1,359,095
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (c)	994,003	1,030,797
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(e)	739,000	684,023
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (c)(e)	1,000,000	823,456
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(e)	1,022,000	1,031,895
OPG Trust Series 2021-PORT Class J, CME Term SOFR 1 month Index + 3.4605%, 7.7675% 10/15/2036 (c)(e)(g)	325,000	323,781
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.7715% 7/15/2038 (c)(d)(e)(g)	500,000	319,292
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (c)	250,000	202,725
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (c)	567,077	580,250
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)	720,000	759,059
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.2465% 11/15/2034 (c)(e)(g)	303,000	303,500
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.4947% 11/15/2034 (c)(e)(g)	354,000	354,541
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9062% 10/15/2041 (c)(e)(g)	512,000	516,480
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.6863% 10/15/2038 (c)(e)(g)	1,573,000	1,544,602
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.336% 11/15/2036 (c)(e)(g)	1,000,000	985,548
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.621% 11/15/2036 (c)(e)(g)	1,280,000	1,259,973
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (c)(e)	926,620	870,449
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(d)(e)	399,000	125,951
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (c)	1,260,000	654,511
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (c)(d)(e)	843,916	337,566
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	45,000	14,540
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0636% 3/15/2045 (c)(e)	53,000	35,788
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9668% 5/15/2045 (c)(e)	36,623	32,369
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (c)(e)	1,168,000	1,064,929
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (c)(e)	459,000	413,287
TOTAL UNITED STATES		53,170,465
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $68,603,643)		53,170,465

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Retail REITs - 0.0%
Retail Value Inc (d)(h) (Cost $709,415)	24,066	0

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Two Harbors Investment Corp 6.25% 1/15/2026 (Cost $904,000)	904,000	893,152

Convertible Preferred Stocks - 4.0%
	Shares	Value ($)
UNITED STATES - 4.0%
Financials - 2.8%
Mortgage Real Estate Investment Trusts (REITs) - 2.8%
AGNC Investment Corp 3 month U.S. LIBOR + 4.993%, 0% (e)(g)	46,750	1,180,905
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (e)(g)	65,750	1,649,010
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (e)(g)	27,900	713,403
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (e)(g)	35,058	884,864
Rithm Capital Corp 3 month U.S. LIBOR + 5.64%, 7.125% (e)(g)	60,467	1,517,722
Rithm Capital Corp 3 month U.S. LIBOR + 5.802%, 7.5% (e)(g)	64,459	1,623,909
		7,569,813
Real Estate - 1.2%
Industrial REITs - 1.2%
LXP Industrial Trust 6.5%	68,019	3,162,613
TOTAL UNITED STATES		10,732,426
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,145,203)		10,732,426

Non-Convertible Corporate Bonds - 46.7%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
eG Global Finance PLC 12% 11/30/2028 (c)	750,000	841,136
UNITED STATES - 46.4%
Communication Services - 0.3%
Media - 0.3%
Lamar Media Corp 4% 2/15/2030	875,000	807,226
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 0.7%
Choice Hotels International Inc 5.85% 8/1/2034	250,000	249,182
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)	500,000	455,784
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (c)	740,000	671,558
Times Square Hotel Trust 8.528% 8/1/2026 (c)	529,232	531,830
		1,908,354
Household Durables - 0.5%
M/I Homes Inc 3.95% 2/15/2030	1,430,000	1,311,540
TOTAL CONSUMER DISCRETIONARY		3,219,894

Financials - 0.5%
Financial Services - 0.5%
Rexford Industrial Realty LP 2.125% 12/1/2030	1,000,000	841,677
Rexford Industrial Realty LP 2.15% 9/1/2031	500,000	414,190
		1,255,867
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Sabra Health Care LP 5.125% 8/15/2026	1,615,000	1,616,319
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
Williams Scotsman Inc 4.625% 8/15/2028 (c)	750,000	736,879
Williams Scotsman Inc 6.125% 6/15/2025 (c)	648,000	646,853
		1,383,732
Real Estate - 43.3%
Diversified REITs - 7.4%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	1,000,000	1,001,921
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (c)	925,000	859,746
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	1,000,000	920,880
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	994,652
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	500,000	490,822
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	500,000	494,752
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	500,000	528,942
Safehold GL Holdings LLC 2.8% 6/15/2031	500,000	429,425
Safehold GL Holdings LLC 2.85% 1/15/2032	1,250,000	1,055,976
Safehold GL Holdings LLC 6.1% 4/1/2034	1,400,000	1,429,293
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)	1,040,000	913,399
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	1,000,000	1,069,182
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)	630,000	574,740
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)	3,095,000	2,973,199
VICI Properties LP 5.125% 5/15/2032	1,000,000	972,211
VICI Properties LP 5.625% 5/15/2052	1,000,000	921,198
VICI Properties LP 5.75% 4/1/2034	32,000	32,130
VICI Properties LP 6.125% 4/1/2054	1,254,000	1,240,905
WP Carey Inc 2.25% 4/1/2033	1,000,000	789,970
WP Carey Inc 2.45% 2/1/2032	1,000,000	830,324
WP Carey Inc 4% 2/1/2025	422,000	422,000
WP Carey Inc 4.25% 10/1/2026	459,000	454,864
		19,400,531
Health Care REITs - 3.7%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	1,506,000	1,150,506
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,237,000	2,898,842
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)(i)	340,000	345,273
Omega Healthcare Investors Inc 4.5% 4/1/2027	483,000	478,113
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,616,000	1,604,861
Omega Healthcare Investors Inc 5.25% 1/15/2026	22,000	22,044
Ventas Realty LP 2.5% 9/1/2031	500,000	425,174
Ventas Realty LP 4.4% 1/15/2029	2,000,000	1,952,074
Ventas Realty LP 4.75% 11/15/2030	1,000,000	980,497
		9,857,384
Hotel & Resort REITs - 0.2%
RLJ Lodging Trust LP 4% 9/15/2029 (c)	715,000	656,382
Industrial REITs - 3.4%
LXP Industrial Trust 2.375% 10/1/2031	500,000	410,931
LXP Industrial Trust 2.7% 9/15/2030	78,000	67,792
LXP Industrial Trust 6.75% 11/15/2028	250,000	262,729
Prologis LP 4.875% 6/15/2028	1,000,000	1,004,973
Prologis LP 5% 3/15/2034	2,000,000	1,958,272
Prologis LP 5.125% 1/15/2034	2,000,000	1,973,979
Prologis LP 5.25% 3/15/2054	1,500,000	1,406,990
Prologis LP 5.25% 6/15/2053	2,000,000	1,877,011
		8,962,677
Real Estate Management & Development - 4.3%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	750,000	722,563
CBRE Services Inc 5.95% 8/15/2034	2,250,000	2,314,628
Essex Portfolio LP 5.5% 4/1/2034	1,006,000	1,007,753
Extra Space Storage LP 2.35% 3/15/2032	2,000,000	1,644,518
Extra Space Storage LP 5.4% 2/1/2034	2,000,000	1,985,934
Extra Space Storage LP 5.5% 7/1/2030	1,000,000	1,015,784
Extra Space Storage LP 5.9% 1/15/2031	1,000,000	1,034,548
Kennedy-Wilson Inc 4.75% 2/1/2030	1,755,000	1,579,530
Taylor Morrison Communities Inc 5.875% 6/15/2027 (c)	202,000	203,731
		11,508,989
Residential REITs - 5.8%
American Homes 4 Rent LP 2.375% 7/15/2031	2,000,000	1,687,884
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	897,562
American Homes 4 Rent LP 4.25% 2/15/2028	2,000,000	1,957,721
American Homes 4 Rent LP 5.5% 2/1/2034	1,500,000	1,491,233
American Homes 4 Rent LP 5.5% 7/15/2034	3,000	2,969
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,000,000	819,414
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	924,661
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	3,000,000	2,987,016
Sun Communities Operating LP 2.7% 7/15/2031	2,500,000	2,117,230
Sun Communities Operating LP 5.5% 1/15/2029	1,000,000	1,010,286
Sun Communities Operating LP 5.7% 1/15/2033	1,250,000	1,245,898
UDR Inc 3% 8/15/2031	500,000	440,959
		15,582,833
Retail REITs - 7.2%
Agree LP 2.6% 6/15/2033	1,000,000	806,092
Agree LP 2.9% 10/1/2030	500,000	444,773
Agree LP 4.8% 10/1/2032	77,000	74,131
Agree LP 5.625% 6/15/2034	25,000	25,133
Brixmor Operating Partnership LP 4.125% 5/15/2029	138,000	132,764
Brixmor Operating Partnership LP 5.5% 2/15/2034	500,000	497,428
CBL & Associates LP 4.6% (d)(j)	3,930,000	1
CBL & Associates LP 5.25% (d)(j)	3,629,000	0
CBL & Associates LP 5.95% (d)(j)	2,551,000	0
Kimco Realty OP LLC 4.6% 2/1/2033	1,000,000	952,276
Kimco Realty OP LLC 6.4% 3/1/2034	1,576,000	1,676,843
Kite Realty Group LP 5.5% 3/1/2034	1,000,000	992,611
NNN REIT Inc 5.6% 10/15/2033	634,000	639,216
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	3,000,000	2,531,156
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	2,000	1,888
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,000,000	1,003,606
Realty Income Corp 3.1% 12/15/2029	1,000,000	920,143
Realty Income Corp 3.4% 1/15/2030	500,000	464,624
Realty Income Corp 4% 7/15/2029	1,000,000	962,914
Realty Income Corp 5.125% 2/15/2034	500,000	490,367
Realty Income Corp 5.625% 10/13/2032	1,000,000	1,021,065
Simon Property Group LP 4.75% 9/26/2034	1,500,000	1,420,324
Simon Property Group LP 5.85% 3/8/2053	1,000,000	1,006,782
Simon Property Group LP 6.25% 1/15/2034	2,000,000	2,122,572
Simon Property Group LP 6.65% 1/15/2054	1,000,000	1,111,181
		19,297,890
Specialized REITs - 11.3%
American Tower Corp 3.1% 6/15/2050	1,500,000	960,575
American Tower Corp 3.8% 8/15/2029	1,000,000	948,173
American Tower Corp 4.05% 3/15/2032	1,500,000	1,393,524
American Tower Corp 5.45% 2/15/2034	2,000,000	2,003,422
American Tower Corp 5.55% 7/15/2033	1,000,000	1,006,934
American Tower Corp 5.65% 3/15/2033	2,000,000	2,033,779
American Tower Corp 5.9% 11/15/2033	1,500,000	1,548,075
Crown Castle Inc 2.1% 4/1/2031	2,000,000	1,669,554
Crown Castle Inc 2.25% 1/15/2031	1,500,000	1,268,855
Crown Castle Inc 2.5% 7/15/2031	1,500,000	1,270,114
Crown Castle Inc 5.1% 5/1/2033	2,500,000	2,441,816
Crown Castle Inc 5.8% 3/1/2034	1,500,000	1,527,637
CubeSmart LP 2.5% 2/15/2032	1,500,000	1,255,404
CubeSmart LP 4.375% 2/15/2029	1,000,000	974,910
Equinix Inc 2.5% 5/15/2031	2,000,000	1,715,974
Equinix Inc 2.95% 9/15/2051	2,000,000	1,226,963
Equinix Inc 3% 7/15/2050	2,500,000	1,564,542
Public Storage Operating Co 5.1% 8/1/2033	1,000,000	993,331
Public Storage Operating Co 5.35% 8/1/2053	2,000,000	1,900,054
SBA Communications Corp 3.125% 2/1/2029	2,500,000	2,274,504
		29,978,140
TOTAL REAL ESTATE		115,244,826

TOTAL UNITED STATES		123,527,864
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $123,534,949)		124,369,000

Non-Convertible Preferred Stocks - 19.1%
	Shares	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5 year U.S. Treasury Index + 3.14%, 5.9491% (e)(g)	20,325	487,800
UNITED STATES - 19.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Global Partners LP/MA 9.5%	12,200	322,922
Financials - 8.3%
Capital Markets - 1.7%
DigitalBridge Group Inc 7.125%	64,710	1,560,158
DigitalBridge Group Inc 7.125%	52,749	1,264,921
DigitalBridge Group Inc 7.15%	75,785	1,828,692
		4,653,771
Mortgage Real Estate Investment Trusts (REITs) - 6.6%
AGNC Investment Corp 6.125% (e)	61,500	1,522,125
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (e)(g)	41,899	1,076,385
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (e)(g)	70,990	1,794,627
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (e)(g)	73,400	1,877,572
Arbor Realty Trust Inc 6.25% (e)	14,100	314,712
Arbor Realty Trust Inc 6.375%	12,400	225,617
Chimera Investment Corp Series C, 7.75% (e)	45,866	1,063,174
Dynex Capital Inc Series C, 6.9% (e)	89,500	2,248,240
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (e)(g)	58,522	1,477,681
MFA Financial Inc 6.5% (e)	26,100	641,016
MFA Financial Inc 7.5%	16,249	357,987
Pennymac Mortgage Investment Trust 3 month U.S. Treasury Index + 8%, 0% (e)(g)	20,205	490,173
Pennymac Mortgage Investment Trust 8.125% (e)	14,975	356,705
Rithm Capital Corp 6.375% (e)	20,446	505,016
Rithm Capital Corp 7% (e)	17,100	405,783
Two Harbors Investment Corp 7.625% (e)	89,612	2,115,740
Two Harbors Investment Corp 8.125% (e)	41,635	1,020,053
		17,492,606
TOTAL FINANCIALS		22,146,377

Real Estate - 10.6%
Diversified REITs - 2.5%
Armada Hoffler Properties Inc 6.75%	33,250	739,148
CTO Realty Growth Inc 6.375%	20,000	452,999
Gladstone Commercial Corp 6.625%	41,125	929,836
Gladstone Commercial Corp Series G, 6%	64,500	1,337,724
Global Net Lease Inc 6.875%	47,200	996,392
Global Net Lease Inc 7.25%	45,925	1,023,668
Global Net Lease Inc 7.375%	19,100	442,165
Global Net Lease Inc 7.5%	34,998	792,355
		6,714,287
Health Care REITs - 0.6%
Global Medical REIT Inc 7.5%	27,461	688,983
National Healthcare Properties Inc Series A, 7.375%	33,000	464,310
National Healthcare Properties Inc Series B, 7.125%	40,300	568,633
		1,721,926
Hotel & Resort REITs - 3.3%
Ashford Hospitality Trust Inc 7.375%	10,135	151,417
Ashford Hospitality Trust Inc 7.5%	5,875	88,066
Ashford Hospitality Trust Inc 7.5%	12,911	193,020
Braemar Hotels & Resorts Inc 8.25%	5,450	111,324
DiamondRock Hospitality Co 8.25%	34,900	882,970
Pebblebrook Hotel Trust 6.3%	37,902	755,766
Pebblebrook Hotel Trust 6.375%	45,192	900,451
Pebblebrook Hotel Trust 6.375%	20,200	400,363
Pebblebrook Hotel Trust Series H, 5.7%	50,200	901,090
Sotherly Hotels Inc 7.875%	19,300	329,084
Sotherly Hotels Inc 8%	12,750	220,575
Summit Hotel Properties Inc Series E, 6.25%	60,784	1,266,131
Summit Hotel Properties Inc Series F, 5.875%	61,000	1,177,300
Sunstone Hotel Investors Inc Series H, 6.125%	20,000	423,600
Sunstone Hotel Investors Inc Series I, 5.7%	38,700	794,898
		8,596,055
Industrial REITs - 0.9%
Prologis Inc Series Q, 8.54%	16,850	960,450
Rexford Industrial Realty Inc 5.625%	11,775	254,105
Rexford Industrial Realty Inc 5.875%	50,000	1,142,500
		2,357,055
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75%	22,900	316,936
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	7,000	98,000
Brookfield Property Partners LP 6.5%	5,875	88,771
Seritage Growth Properties Series A, 7%	1,050	23,473
		210,244
Residential REITs - 1.0%
American Homes 4 Rent 5.875%	37,050	859,560
American Homes 4 Rent Series H, 6.25%	18,925	457,038
UMH Properties Inc 6.375%	63,875	1,449,963
		2,766,561
Retail REITs - 1.4%
Agree Realty Corp 4.25%	38,700	693,117
Cedar Realty Trust Inc 7.25%	28,556	460,894
Regency Centers Corp 5.875%	28,775	641,107
Regency Centers Corp 6.25%	51,175	1,207,218
Saul Centers Inc 6%	13,475	284,996
Saul Centers Inc 6.125%	15,958	335,916
		3,623,248
Specialized REITs - 0.7%
Gladstone Land Corp 5%	60,000	1,489,500
National Storage Affiliates Trust 6%	12,325	279,038
		1,768,538
TOTAL REAL ESTATE		28,074,850

TOTAL UNITED STATES		50,544,149
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $47,954,575)		51,031,949

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $12,249,582)	4.37	12,247,132	12,249,582

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $275,241,915)	264,955,409
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,704,705
NET ASSETS - 100.0%	266,660,114

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,310,462 or 25.2% of net assets.

(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,849,693	23,711,871	17,311,982	308,137	-	-	12,249,582	12,247,132	0.0%
Total	5,849,693	23,711,871	17,311,982	308,137	-	-	12,249,582	12,247,132

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	4,410,107	-	4,410,099	8

Bank Loan Obligations
Financials	8,078,670	-	-	8,078,670
Real Estate	20,058	-	20,058	-

Commercial Mortgage Securities	53,170,465	-	48,288,481	4,881,984

Common Stocks
Real Estate	-	-	-	-

Convertible Corporate Bonds
Financials	893,152	-	893,152	-

Convertible Preferred Stocks
Financials	7,569,813	7,569,813	-	-
Real Estate	3,162,613	-	3,162,613	-

Non-Convertible Corporate Bonds
Communication Services	807,226	-	807,226	-
Consumer Discretionary	3,219,894	-	3,219,894	-
Energy	841,136	-	841,136	-
Financials	1,255,867	-	1,255,867	-
Health Care	1,616,319	-	1,616,319	-
Industrials	1,383,732	-	1,383,732	-
Real Estate	115,244,826	-	115,244,825	1

Non-Convertible Preferred Stocks
Energy	810,722	810,722	-	-
Financials	22,146,377	22,146,377	-	-
Real Estate	28,074,850	28,074,850	-	-

Money Market Funds	12,249,582	12,249,582	-	-
Total Investments in Securities:	264,955,409	70,851,344	181,143,402	12,960,663
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Asset-Backed Securities
Beginning Balance	$9
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$8
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(1)
Bank Loan Obligations
Beginning Balance	$8,639,894
Net Realized Gain (Loss) on Investment Securities	462
Net Unrealized Gain (Loss) on Investment Securities	(458)
Cost of Purchases	-
Proceeds of Sales	(561,230)
Amortization/Accretion	2
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$8,078,670
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$-
Commercial Mortgage Securities
Beginning Balance	$2,855,693
Net Realized Gain (Loss) on Investment Securities	2,360
Net Unrealized Gain (Loss) on Investment Securities	(138,690)
Cost of Purchases	-
Proceeds of Sales	(51,151)
Amortization/Accretion	(92,097)
Transfers into Level 3	2,325,438
Transfers out of Level 3	(19,569)
Ending Balance	$4,881,984
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(138,690)
Non-Convertible Corporate Bonds
Beginning Balance	$-
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$1

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $262,992,333)	$252,705,827
Fidelity Central Funds (cost $12,249,582)	12,249,582

Total Investment in Securities (cost $275,241,915)		$264,955,409
Receivable for fund shares sold		146,534
Dividends receivable		158,193
Interest receivable		2,065,929
Distributions receivable from Fidelity Central Funds		39,209
Total assets		267,365,274
Liabilities
Payable for investments purchased on a delayed delivery basis	$335,614
Payable for fund shares redeemed	368,491
Other payables and accrued expenses	1,055
Total liabilities		705,160
Net Assets		$266,660,114
Net Assets consist of:
Paid in capital		$299,262,737
Total accumulated earnings (loss)		(32,602,623)
Net Assets		$266,660,114
Net Asset Value, offering price and redemption price per share ($266,660,114 ÷ 26,903,356 shares)		$9.91
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$2,136,136
Interest		5,854,655
Income from Fidelity Central Funds		308,137
Total income		8,298,928
Expenses
Custodian fees and expenses	$1,465
Independent trustees' fees and expenses	589
Legal	330
Total expenses before reductions	2,384
Expense reductions	(1,189)
Total expenses after reductions		1,195
Net Investment income (loss)		8,297,733
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(305,152)
Total net realized gain (loss)		(305,152)
Change in net unrealized appreciation (depreciation) on investment securities		2,831,585
Net gain (loss)		2,526,433
Net increase (decrease) in net assets resulting from operations		$10,824,166
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,297,733	$16,283,207
Net realized gain (loss)	(305,152)	(12,739,930)
Change in net unrealized appreciation (depreciation)	2,831,585	18,082,600
Net increase (decrease) in net assets resulting from operations	10,824,166	21,625,877
Distributions to shareholders	(9,738,220)	(17,807,958)

Share transactions
Proceeds from sales of shares	17,262,972	31,935,725
Reinvestment of distributions	9,738,220	17,807,958
Cost of shares redeemed	(25,843,998)	(127,111,138)

Net increase (decrease) in net assets resulting from share transactions	1,157,194	(77,367,455)
Total increase (decrease) in net assets	2,243,140	(73,549,536)

Net Assets
Beginning of period	264,416,974	337,966,510
End of period	$266,660,114	$264,416,974

Other Information
Shares
Sold	1,726,594	3,337,469
Issued in reinvestment of distributions	979,226	1,889,282
Redeemed	(2,582,562)	(13,304,256)
Net increase (decrease)	123,258	(8,077,505)

Financial Highlights
Fidelity® Series Real Estate Income Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$9.70	$10.74	$11.77	$9.94	$11.21
Income from Investment Operations
Net investment income (loss) A,B	.31	.60	.60	.55	.45	.56
Net realized and unrealized gain (loss)	.10	.24	(.64)	(.97)	1.90	(1.16)
Total from investment operations	.41	.84	(.04)	(.42)	2.35	(.60)
Distributions from net investment income	(.37)	(.67)	(.68)	(.52)	(.45)	(.55)
Distributions from net realized gain	-	-	(.32)	(.09)	(.07)	(.12)
Total distributions	(.37)	(.67)	(1.00)	(.61)	(.52)	(.67)
Net asset value, end of period	$9.91	$9.87	$9.70	$10.74	$11.77	$9.94
Total Return C,D	4.14%	9.15%	(.13)%	(3.78)%	24.48%	(5.68)%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	6.19% H	6.27%	6.13%	4.83%	4.21%	5.36%
Supplemental Data
Net assets, end of period (000 omitted)	$266,660	$264,417	$337,967	$681,642	$1,047,202	$935,054
Portfolio turnover rate I	11 % H	37%	5%	19%	23%	25% J

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of collateral, yield or price bonds comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Asset-Backed Securities	$ 8	Indicative market price	Evaluated bid	$0.00	Increase
Bank Loan Obligations	$ 8,078,670	Discounted cash flow	Yield	9.5% - 11.8% / 11.4%	Decrease
Commercial Mortgage Securities	$ 4,881,984	Indicative market price	Evaluated bid	$0.25 - $90.46 / $58.20	Increase
Common Stocks	$ -	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain conversion ratio adjustments, equity-debt classifications, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,259,283
Gross unrealized depreciation	(21,545,782)
Net unrealized appreciation (depreciation)	$(10,286,499)
Tax cost	$275,241,908

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,109,914)
Long-term	(19,919,425)
Total capital loss carryforward	$(22,029,339)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Real Estate Income Fund	14,025,475	21,115,320

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Real Estate Income Fund	7

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian , credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,189.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.924313.113
SRE-SANN-0425
Fidelity® Blue Chip Value Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Blue Chip Value Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
CANADA - 3.7%
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Alimentation Couche-Tard Inc	132,000	6,970,792
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Parex Resources Inc (a)	1,049,600	10,002,381
Materials - 1.0%
Chemicals - 1.0%
Nutrien Ltd (United States)	133,600	6,897,767
TOTAL CANADA		23,870,940
UNITED KINGDOM - 4.7%
Health Care - 2.6%
Pharmaceuticals - 2.6%
Astrazeneca PLC ADR	232,767	16,470,593
Utilities - 2.1%
Multi-Utilities - 2.1%
National Grid PLC	1,138,700	13,813,859
TOTAL UNITED KINGDOM		30,284,452
UNITED STATES - 87.2%
Communication Services - 5.9%
Interactive Media & Services - 2.7%
Alphabet Inc Class A	86,000	17,545,720
Media - 3.2%
Comcast Corp Class A	607,300	20,441,718
TOTAL COMMUNICATION SERVICES		37,987,438

Consumer Discretionary - 3.3%
Diversified Consumer Services - 3.3%
H&R Block Inc	379,820	21,007,844
Consumer Staples - 4.6%
Beverages - 1.7%
Keurig Dr Pepper Inc	342,800	11,003,880
Food Products - 1.4%
Mondelez International Inc	162,200	9,405,978
Personal Care Products - 1.5%
Kenvue Inc	448,700	9,552,823
TOTAL CONSUMER STAPLES		29,962,681

Energy - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Exxon Mobil Corp	226,300	24,175,629
Shell PLC ADR	464,200	30,567,570
		54,743,199
Financials - 24.6%
Banks - 17.4%
Bank of America Corp	665,100	30,794,130
JPMorgan Chase & Co	119,800	32,022,541
PNC Financial Services Group Inc/The	89,600	18,005,120
US Bancorp	217,100	10,373,038
Wells Fargo & Co	271,300	21,378,440
		112,573,269
Insurance - 7.2%
Chubb Ltd	83,100	22,593,228
The Travelers Companies, Inc.	96,600	23,684,388
		46,277,616
TOTAL FINANCIALS		158,850,885

Health Care - 17.6%
Health Care Providers & Services - 17.6%
Centene Corp (b)	563,200	36,061,696
Cigna Group/The	130,800	38,482,668
UnitedHealth Group Inc	72,200	39,167,778
		113,712,142
Industrials - 13.8%
Air Freight & Logistics - 2.8%
FedEx Corp	26,200	6,939,594
United Parcel Service Inc Class B	95,400	10,897,542
		17,837,136
Building Products - 1.2%
Johnson Controls International plc	102,700	8,010,600
Electrical Equipment - 1.5%
Regal Rexnord Corp	61,900	9,825,387
Ground Transportation - 1.5%
CSX Corp	295,800	9,722,946
Machinery - 4.0%
Deere & Co	53,800	25,638,928
Trading Companies & Distributors - 2.8%
Ferguson Enterprises Inc	98,700	17,876,544
TOTAL INDUSTRIALS		88,911,541

Information Technology - 3.1%
Software - 3.1%
Gen Digital Inc	739,700	19,905,327
Materials - 2.3%
Chemicals - 1.3%
CF Industries Holdings Inc	87,600	8,077,596
Construction Materials - 1.0%
CRH PLC	69,500	6,882,585
TOTAL MATERIALS		14,960,181

Utilities - 3.5%
Electric Utilities - 3.5%
Edison International	126,600	6,836,400
PG&E Corp	1,025,100	16,042,815
		22,879,215
TOTAL UNITED STATES		562,920,453
TOTAL COMMON STOCKS (Cost $498,326,001)		617,075,845

Non-Convertible Preferred Stocks - 2.9%
	Shares	Value ($)
KOREA (SOUTH) - 2.9%
Information Technology - 2.9%
Technology Hardware, Storage & Peripherals - 2.9%
Samsung Electronics Co Ltd (Cost $26,198,231)	635,850	18,603,351

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	9,910,946	9,912,929
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	6,179,382	6,179,999
TOTAL MONEY MARKET FUNDS (Cost $16,092,929)			16,092,928

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $540,617,161)	651,772,124
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(6,479,304)
NET ASSETS - 100.0%	645,292,820

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,247,856	114,712,048	115,046,975	251,114	-	(1)	9,912,928	9,910,946	0.0%
Fidelity Securities Lending Cash Central Fund	-	78,132,767	71,952,767	8,179	-	-	6,180,000	6,179,382	0.0%
Total	10,247,856	192,844,815	186,999,742	259,293	-	(1)	16,092,928	16,090,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	37,987,438	37,987,438	-	-
Consumer Discretionary	21,007,844	21,007,844	-	-
Consumer Staples	36,933,473	36,933,473	-	-
Energy	64,745,580	64,745,580	-	-
Financials	158,850,885	158,850,885	-	-
Health Care	130,182,735	130,182,735	-	-
Industrials	88,911,541	88,911,541	-	-
Information Technology	19,905,327	19,905,327	-	-
Materials	21,857,948	21,857,948	-	-
Utilities	36,693,074	22,879,215	13,813,859	-

Non-Convertible Preferred Stocks
Information Technology	18,603,351	-	18,603,351	-

Money Market Funds	16,092,928	16,092,928	-	-
Total Investments in Securities:	651,772,124	619,354,914	32,417,210	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,737,960) - See accompanying schedule:
Unaffiliated issuers (cost $524,524,232)	$635,679,196
Fidelity Central Funds (cost $16,092,929)	16,092,928

Total Investment in Securities (cost $540,617,161)		$651,772,124
Receivable for fund shares sold		195,921
Dividends receivable		612,383
Distributions receivable from Fidelity Central Funds		22,029
Prepaid expenses		537
Other receivables		4
Total assets		652,602,998
Liabilities
Payable for fund shares redeemed	$829,953
Accrued management fee	243,143
Other payables and accrued expenses	57,082
Collateral on securities loaned	6,180,000
Total liabilities		7,310,178
Net Assets		$645,292,820
Net Assets consist of:
Paid in capital		$522,992,197
Total accumulated earnings (loss)		122,300,623
Net Assets		$645,292,820
Net Asset Value, offering price and redemption price per share ($645,292,820 ÷ 26,712,647 shares)		$24.16
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$7,797,407
Income from Fidelity Central Funds (including $8,179 from security lending)		259,293
Total income		8,056,700
Expenses
Management fee
Basic fee	$2,350,523
Performance adjustment	(159,151)
Custodian fees and expenses	5,293
Independent trustees' fees and expenses	1,589
Registration fees	14,014
Audit fees	31,368
Legal	1,393
Miscellaneous	1,089
Total expenses		2,246,118
Net Investment income (loss)		5,810,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	24,864,020
Foreign currency transactions	60,045
Total net realized gain (loss)		24,924,065
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(47,113,742)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(11,676)
Total change in net unrealized appreciation (depreciation)		(47,125,419)
Net gain (loss)		(22,201,354)
Net increase (decrease) in net assets resulting from operations		$(16,390,772)
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,810,582	$11,003,700
Net realized gain (loss)	24,924,065	50,440,884
Change in net unrealized appreciation (depreciation)	(47,125,419)	15,159,413
Net increase (decrease) in net assets resulting from operations	(16,390,772)	76,603,997
Distributions to shareholders	(60,188,463)	(26,427,278)

Share transactions
Proceeds from sales of shares	32,195,086	121,817,314
Reinvestment of distributions	38,173,107	16,188,102
Cost of shares redeemed	(92,326,090)	(196,908,578)

Net increase (decrease) in net assets resulting from share transactions	(21,957,897)	(58,903,162)
Total increase (decrease) in net assets	(98,537,132)	(8,726,443)

Net Assets
Beginning of period	743,829,952	752,556,395
End of period	$645,292,820	$743,829,952

Other Information
Shares
Sold	1,253,696	4,927,367
Issued in reinvestment of distributions	1,527,961	666,826
Redeemed	(3,619,615)	(7,943,369)
Net increase (decrease)	(837,958)	(2,349,176)

Financial Highlights
Fidelity® Blue Chip Value Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.00	$25.17	$23.79	$23.11	$17.02	$19.71
Income from Investment Operations
Net investment income (loss) A,B	.21	.38	.31	.33	.27	.31
Net realized and unrealized gain (loss)	(.82)	2.36	1.69	.66	6.03	(2.63)
Total from investment operations	(.61)	2.74	2.00	.99	6.30	(2.32)
Distributions from net investment income	(.42)	(.38)	(.26)	(.31)	(.21)	(.31)
Distributions from net realized gain	(1.80)	(.53)	(.37)	-	-	(.06)
Total distributions	(2.23) C	(.91)	(.62) C	(.31)	(.21)	(.37)
Net asset value, end of period	$24.16	$27.00	$25.17	$23.79	$23.11	$17.02
Total Return D,E	(2.39) %	11.31%	8.61%	4.28%	37.36%	(12.03)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.85%	.80%	.63%	.58%	.63%
Expenses net of fee waivers, if any	.64 % H	.85%	.79%	.63%	.58%	.63%
Expenses net of all reductions	.64% H	.85%	.79%	.63%	.58%	.61%
Net investment income (loss)	1.65% H	1.52%	1.32%	1.38%	1.35%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$645,293	$743,830	$752,556	$740,985	$525,809	$375,786
Portfolio turnover rate I	42 % H	39%	32%	41%	52%	119%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$142,818,431
Gross unrealized depreciation	(32,706,228)
Net unrealized appreciation (depreciation)	$110,112,203
Tax cost	$541,659,921

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Value Fund	146,347,620	221,273,067
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Blue Chip Value Fund	.68

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Blue Chip Value Fund	.67

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Blue Chip Value Fund	Russell 1000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.05)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Blue Chip Value Fund	1,782

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Value Fund	7,934,731	12,521,059	2,681,480
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Blue Chip Value Fund	461
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Blue Chip Value Fund	876	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Value Leaders Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on May 29, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Value Leaders Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Advisor Value Leaders Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Value Leaders Fund access to a larger portfolio with a similar investment objective.

A meeting of shareholders of Fidelity Advisor Value Leaders Fund is expected to be held during the second quarter of 2025 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during June 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Blue Chip Value Fund
At its November 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its November 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the projected total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for Class I and Class Z of the fund is at or below the median of its competitor funds. The Board also noted that the projected class-level management fee for Class A, Class M, and Class C of the fund is above the median of its competitor funds because the majority of such competitor funds do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total net expense ratio of each New Class of the fund is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that the estimated total net expense ratio of Class A, Class I and Class Z are above the median of its competitor funds primarily due to positive performance fees. The Board also considered that the estimated total net expense ratio of Class M is above the median of its competitor funds primarily because of higher 12b-1 fees. The Board noted that the estimated total net expense ratio of Class C is above the median of its competitor funds primarily because of its 1.00% 12b-1 fee. The Board also noted that although Class I is categorized by Lipper as an Institutional class, Class I has no investment minimum, unlike other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
In connection with its consideration of the New Classes' management fee rates, the Board noted that the fund's management fee is subject to a performance adjustment. The Board further noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
The Board also noted that FMR has agreed to contractually limit total operating expenses, with certain limited exceptions to, 115 basis points for Class A, 140 basis points for Class M, 190 basis points for Class C, 90 basis points for Class I, and 75 basis points for Class Z, through November 30, 2026.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.789715.122
BCV-SANN-0425
Fidelity® OTC K6 Portfolio

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® OTC K6 Portfolio
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.6%
	Shares	Value ($)
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (a)	4,708	9,049,671
CANADA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	12,907	186,675
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	42,307	4,941,458
TOTAL CANADA		5,128,133
CHINA - 0.5%
Communication Services - 0.0%
Entertainment - 0.0%
Netease Inc ADR	1,192	122,597
Interactive Media & Services - 0.0%
Tencent Holdings Ltd ADR	7,057	374,162
TOTAL COMMUNICATION SERVICES		496,759

Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	536	52,978
JD.com Inc A Shares	756	15,378
PDD Holdings Inc Class A ADR (a)	18,747	2,097,977
		2,166,333
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	50,654	10,563,892
TOTAL CHINA		13,226,984
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	22,730	2,969,902
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (a)	16,552	5,272
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Circle Internet Financial LLC (b)	108,317	2,959,220
Circle Internet Financial LLC (b)	33,481	914,701

TOTAL IRELAND		3,873,921
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (a)	20,609	1,234,273
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	97,110	3,457,167
NETHERLANDS - 1.2%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (a)	27,785	18,202,787
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	13,187	9,749,281
BE Semiconductor Industries NV	49,400	6,390,571
		16,139,852
TOTAL NETHERLANDS		34,342,639
TAIWAN - 3.0%
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	419,439	87,796,971
UNITED KINGDOM - 0.4%
Consumer Staples - 0.1%
Beverages - 0.1%
Diageo PLC	73,239	2,181,822
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC ADR	134,400	9,510,144
TOTAL UNITED KINGDOM		11,691,966
UNITED STATES - 88.7%
Communication Services - 20.4%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings Inc Class A (a)(b)	1,498	0
Entertainment - 3.0%
Electronic Arts Inc	182	22,369
Netflix Inc (a)	87,910	85,866,972
Take-Two Interactive Software Inc (a)	1,607	298,115
		86,187,456
Interactive Media & Services - 16.4%
Alphabet Inc Class A	1,149,840	234,590,357
Alphabet Inc Class C	445,268	91,547,101
Epic Games Inc (a)(b)(c)	5,200	3,528,252
Meta Platforms Inc Class A	203,140	140,000,025
Reddit Inc Class A	32,698	6,524,886
Vimeo Inc Class A (a)	25,485	171,004
		476,361,625
Media - 0.3%
Charter Communications Inc Class A (a)	14,746	5,094,596
Comcast Corp Class A	119,051	4,007,256
		9,101,852
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	85,913	20,015,152
Consumer Discretionary - 11.9%
Automobiles - 0.4%
Rivian Automotive Inc Class A (a)	1,268	15,926
Tesla Inc (a)	28,034	11,342,556
		11,358,482
Broadline Retail - 9.2%
Amazon.com Inc (a)	1,118,945	265,950,849
ContextLogic Inc Class A (a)	570	4,429
Etsy Inc (a)	11,710	642,996
		266,598,274
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (a)	13,952	5,078,388
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (a)	1,573	206,330
Churchill Downs Inc	25,729	3,179,590
Domino's Pizza Inc	47,049	21,130,647
Hilton Worldwide Holdings Inc	6,560	1,679,819
Marriott International Inc/MD Class A1	3,252	944,999
Starbucks Corp	15,649	1,685,084
		28,826,469
Specialty Retail - 0.9%
Lowe's Cos Inc	74,183	19,290,547
Ross Stores Inc	39,635	5,967,446
ThredUp Inc Class A (a)(d)	7,691	16,843
		25,274,836
Textiles, Apparel & Luxury Goods - 0.2%
Figs Inc Class A (a)	4,030	22,931
Kontoor Brands Inc	488	44,823
Lululemon Athletica Inc (a)	16,331	6,764,300
		6,832,054
TOTAL CONSUMER DISCRETIONARY		343,968,503

Consumer Staples - 2.2%
Beverages - 1.6%
Keurig Dr Pepper Inc	804,038	25,809,620
Monster Beverage Corp (a)	417,501	20,336,474
		46,146,094
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp	8,170	8,005,620
Dollar Tree Inc (a)	23,261	1,706,194
		9,711,814
Food Products - 0.3%
Mondelez International Inc	150,745	8,741,703
Personal Care Products - 0.0%
Honest Co Inc/The (a)	2,012	12,896
TOTAL CONSUMER STAPLES		64,612,507

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Diamondback Energy Inc	4,937	811,445
EOG Resources Inc	1,035	130,193
Exxon Mobil Corp	321,025	34,295,101
		35,236,739
Financials - 1.9%
Banks - 0.1%
Huntington Bancshares Inc/OH	188,972	3,250,318
Wintrust Financial Corp	3,202	418,854
		3,669,172
Capital Markets - 0.4%
Coinbase Global Inc Class A (a)	27,023	7,872,611
Moody's Corp	8,915	4,452,508
S&P Global Inc	146	76,125
		12,401,244
Financial Services - 1.4%
Mastercard Inc Class A	66,285	36,816,678
PayPal Holdings Inc (a)	14,923	1,321,879
		38,138,557
TOTAL FINANCIALS		54,208,973

Health Care - 6.4%
Biotechnology - 2.6%
Alnylam Pharmaceuticals Inc (a)	130,512	35,409,212
Exact Sciences Corp (a)	127,707	7,157,977
GRAIL Inc (d)	541	16,381
Ionis Pharmaceuticals Inc (a)	2,504	79,878
Legend Biotech Corp ADR (a)	9,772	372,313
Regeneron Pharmaceuticals Inc (a)	46,077	31,008,899
Trevena Inc (a)	55	92
		74,044,752
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp (a)	282,873	28,954,880
Dexcom Inc (a)	31,618	2,745,391
Inspire Medical Systems Inc (a)	27,419	5,305,577
Insulet Corp (a)	121,349	33,781,135
Intuitive Surgical Inc (a)	14,857	8,496,421
Neuronetics Inc (a)	3,015	9,346
Outset Medical Inc (a)	3,262	2,609
Pulmonx Corp (a)	2,914	16,552
TransMedics Group Inc (a)	30,832	2,082,702
		81,394,613
Health Care Technology - 0.2%
Certara Inc (a)	21,479	305,646
Veeva Systems Inc Class A (a)	25,479	5,943,232
		6,248,878
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (a)	69,409	1,041,135
Bruker Corp	192,786	11,210,506
Danaher Corp	40,816	9,091,356
Illumina Inc (a)	3,251	431,538
Seer Inc Class A (a)	39,800	95,121
Thermo Fisher Scientific Inc	1,848	1,104,642
		22,974,298
Pharmaceuticals - 0.0%
Elanco Animal Health Inc (a)	6,909	83,115
TherapeuticsMD Inc (a)(d)	537	580
		83,695
TOTAL HEALTH CARE		184,746,236

Industrials - 1.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp (a)(b)(c)	272	50,320
Space Exploration Technologies Corp Class C (a)(b)(c)	2,928	541,680
		592,000
Commercial Services & Supplies - 0.0%
Veralto Corp	1,367	141,334
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	8,196	208,424
Ground Transportation - 0.7%
CSX Corp	25,919	851,958
Uber Technologies Inc (a)	263,463	17,612,502
		18,464,460
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (a)(d)	7,234	11,285
Professional Services - 0.3%
Verisk Analytics Inc	32,930	9,465,399
TOTAL INDUSTRIALS		28,882,902

Information Technology - 42.4%
Communications Equipment - 1.8%
Arista Networks Inc	170,118	19,602,697
Cisco Systems Inc	531,121	32,185,933
		51,788,630
IT Services - 0.8%
Gartner Inc (a)	32,288	17,526,895
MongoDB Inc Class A (a)	24,895	6,804,301
Twilio Inc Class A (a)	132	19,348
X Holdings Corp Class A (a)(b)(c)	57,830	1,825,115
		26,175,659
Semiconductors & Semiconductor Equipment - 17.7%
Advanced Micro Devices Inc (a)	4,936	572,328
Analog Devices Inc	39,722	8,416,695
Applied Materials Inc	23,360	4,212,976
Astera Labs Inc (a)	4,414	447,667
Broadcom Inc	270,317	59,813,043
Lam Research Corp	123,133	9,979,930
Marvell Technology Inc	999,153	112,764,408
Micron Technology Inc	291,285	26,576,843
NVIDIA Corp	2,415,465	290,024,883
QUALCOMM Inc	6,264	1,083,234
Skyworks Solutions Inc	8,391	744,785
		514,636,792
Software - 10.2%
Adobe Inc (a)	28,304	12,381,585
Appfolio Inc Class A (a)	5,313	1,242,764
Autodesk Inc (a)	16,076	5,005,102
Cadence Design Systems Inc (a)	82,010	24,407,816
Dropbox Inc Class A (a)	19,644	631,555
Dynatrace Inc (a)	2,958	170,825
Figma Inc Class A (b)(c)	19,200	506,688
HubSpot Inc (a)	13,327	10,388,796
Intuit Inc	24,181	14,545,113
Microsoft Corp	527,454	218,925,057
Roper Technologies Inc	9,526	5,483,642
Salesforce Inc	666	227,572
Stripe Inc Class B (a)(b)(c)	7,800	231,660
Synopsys Inc (a)	1,600	840,768
		294,988,943
Technology Hardware, Storage & Peripherals - 11.9%
Apple Inc	1,450,959	342,426,324
Western Digital Corp (a)	23,604	1,537,329
		343,963,653
TOTAL INFORMATION TECHNOLOGY		1,231,553,677

Materials - 0.1%
Chemicals - 0.1%
Linde PLC	8,896	3,968,683
Real Estate - 0.3%
Specialized REITs - 0.3%
Equinix Inc	8,159	7,454,551
Utilities - 0.9%
Electric Utilities - 0.2%
Constellation Energy Corp	24,105	7,231,018
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	114,143	19,179,448
TOTAL UTILITIES		26,410,466

TOTAL UNITED STATES		2,572,709,322
TOTAL COMMON STOCKS (Cost $1,610,236,480)		2,745,486,221

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (a)(b)(c)	6,135	1,519,394
UNITED STATES - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Waymo LLC (b)(c)	43,612	3,308,406
Waymo LLC Series A2 (a)(b)(c)	2,467	152,880
Waymo LLC Series B2 (a)(b)(c)	15,200	972,496
		4,433,782
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	300	74,106
TOTAL CONSUMER DISCRETIONARY		4,507,888

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(b)(c)	6,595	490,866
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc (b)(c)	120,963	3,038,591
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (a)(b)(c)	24,206	718,918
TOTAL UNITED STATES		8,756,263
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,846,683)		10,275,657

Domestic Equity Funds - 4.7%
	Shares	Value ($)
Invesco QQQ Trust ETF (d) (Cost $135,445,330)	261,900	136,787,751

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.37	16,171,152	16,174,386
Fidelity Securities Lending Cash Central Fund (e)(f)	4.37	89,815,838	89,824,819
TOTAL MONEY MARKET FUNDS (Cost $105,999,205)			105,999,205

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $1,861,527,698)	2,998,548,834
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(96,071,011)
NET ASSETS - 100.0%	2,902,477,823

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,959,372 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc	8/07/24	2,629,324

ByteDance Ltd Series E1	11/18/20	672,238

Discord Inc Series I	9/15/21	165,187

Epic Games Inc	7/13/20 - 3/29/21	4,292,000

Figma Inc Class A	5/15/24	445,306

Space Exploration Technologies Corp	7/01/24 - 12/09/24	34,260

Space Exploration Technologies Corp Class C	7/01/24 - 12/09/24	411,740

Stripe Inc Class B	5/18/21	313,001

Stripe Inc Series H	3/15/21 - 5/25/23	971,266

Tenstorrent Holdings Inc Series C1	4/23/21	392,145

Waymo LLC	10/18/24	3,410,515

Waymo LLC Series A2	5/08/20	211,834

Waymo LLC Series B2	6/11/21	1,394,174

X Holdings Corp Class A	10/27/21	5,743,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	141,731,687	238,898,343	364,455,644	484,980	-	-	16,174,386	16,171,152	0.0%
Fidelity Securities Lending Cash Central Fund	7,702,292	131,305,455	49,182,928	33,756	-	-	89,824,819	89,815,838	0.4%
Total	149,433,979	370,203,798	413,638,572	518,736	-	-	105,999,205	105,986,990

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	592,162,844	588,634,592	-	3,528,252
Consumer Discretionary	356,418,780	356,403,402	15,378	-
Consumer Staples	66,794,329	64,612,507	2,181,822	-
Energy	35,423,414	35,423,414	-	-
Financials	58,082,894	54,208,973	-	3,873,921
Health Care	215,434,341	215,434,341	-	-
Industrials	28,882,902	28,290,902	-	592,000
Information Technology	1,354,453,017	1,348,432,387	3,457,167	2,563,463
Materials	3,968,683	3,968,683	-	-
Real Estate	7,454,551	7,454,551	-	-
Utilities	26,410,466	26,410,466	-	-

Convertible Preferred Stocks
Communication Services	1,519,394	-	-	1,519,394
Consumer Discretionary	4,507,888	-	-	4,507,888
Financials	490,866	-	-	490,866
Industrials	3,038,591	-	-	3,038,591
Information Technology	718,918	-	-	718,918

Domestic Equity Funds	136,787,751	136,787,751	-	-

Money Market Funds	105,999,205	105,999,205	-	-
Total Investments in Securities:	2,998,548,834	2,972,061,174	5,654,367	20,833,293
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $87,892,734) - See accompanying schedule:
Unaffiliated issuers (cost $1,755,528,493)	$2,892,549,629
Fidelity Central Funds (cost $105,999,205)	105,999,205

Total Investment in Securities (cost $1,861,527,698)		$2,998,548,834
Receivable for investments sold		31,800,229
Receivable for fund shares sold		2,772,647
Dividends receivable		210,677
Distributions receivable from Fidelity Central Funds		98,213
Other receivables		130,318
Total assets		3,033,560,918
Liabilities
Payable to custodian bank	$3
Payable for investments purchased	37,595,220
Payable for fund shares redeemed	2,475,511
Accrued management fee	1,178,526
Other payables and accrued expenses	8,735
Collateral on securities loaned	89,825,100
Total liabilities		131,083,095
Net Assets		$2,902,477,823
Net Assets consist of:
Paid in capital		$1,697,254,272
Total accumulated earnings (loss)		1,205,223,551
Net Assets		$2,902,477,823
Net Asset Value, offering price and redemption price per share ($2,902,477,823 ÷ 109,819,196 shares)		$26.43
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$6,757,817
Interest		234,226
Income from Fidelity Central Funds (including $33,756 from security lending)		518,736
Total income		7,510,779
Expenses
Management fee	$6,619,892
Independent trustees' fees and expenses	5,746
Interest	9,644
Total expenses before reductions	6,635,282
Expense reductions	(1,030)
Total expenses after reductions		6,634,252
Net Investment income (loss)		876,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	53,382,157
Redemptions in-kind	61,927,385
Foreign currency transactions	(34,544)
Total net realized gain (loss)		115,274,998
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $10,977)	207,144,612
Assets and liabilities in foreign currencies	(5,960)
Total change in net unrealized appreciation (depreciation)		207,138,652
Net gain (loss)		322,413,650
Net increase (decrease) in net assets resulting from operations		$323,290,177
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$876,527	$3,470,637
Net realized gain (loss)	115,274,998	200,415,253
Change in net unrealized appreciation (depreciation)	207,138,652	346,935,463
Net increase (decrease) in net assets resulting from operations	323,290,177	550,821,353
Distributions to shareholders	(87,141,794)	(5,362,699)

Share transactions
Proceeds from sales of shares	460,969,552	388,050,779
Reinvestment of distributions	87,141,793	5,362,699
Cost of shares redeemed	(410,182,533)	(521,643,391)

Net increase (decrease) in net assets resulting from share transactions	137,928,812	(128,229,913)
Total increase (decrease) in net assets	374,077,195	417,228,741

Net Assets
Beginning of period	2,528,400,628	2,111,171,887
End of period	$2,902,477,823	$2,528,400,628

Other Information
Shares
Sold	18,327,221	18,515,596
Issued in reinvestment of distributions	3,485,221	286,663
Redeemed	(16,584,209)	(24,953,544)
Net increase (decrease)	5,228,233	(6,151,285)

Financial Highlights
Fidelity® OTC K6 Portfolio

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.17	$19.06	$15.63	$20.36	$14.29	$10.50
Income from Investment Operations
Net investment income (loss) A,B	.01	.03	.05	(.01)	(.01)	.02
Net realized and unrealized gain (loss)	3.08	5.13	3.39	(3.93)	6.15	3.81
Total from investment operations	3.09	5.16	3.44	(3.94)	6.14	3.83
Distributions from net investment income	(.05)	(.05)	(.01)	-	(.01)	(.01)
Distributions from net realized gain	(.78)	-	-	(.79)	(.06)	(.02)
Total distributions	(.83)	(.05)	(.01)	(.79)	(.07)	(.04) C
Net asset value, end of period	$26.43	$24.17	$19.06	$15.63	$20.36	$14.29
Total Return D,E	13.00%	27.14%	22.03%	(20.27)%	43.11%	36.54%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50 % H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% H	.50%	.50%	.50%	.50%	.49%
Net investment income (loss)	.07% H	.15%	.34%	(.05)%	(.05)%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,902,478	$2,528,401	$2,111,172	$1,924,349	$2,630,559	$1,026,111
Portfolio turnover rate I	55 % H,J	41%	20% J	39% J	36% J	102% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity OTC K6 Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,185,010,776
Gross unrealized depreciation	(58,010,097)
Net unrealized appreciation (depreciation)	$1,127,000,679
Tax cost	$1,871,548,155

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 202, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC K6 Portfolio	827,163,906	721,190,535

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity OTC K6 Portfolio	4,434,312	61,927,385	105,760,592

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity OTC K6 Portfolio	6,912,036	166,254,608
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity OTC K6 Portfolio	4,837

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity OTC K6 Portfolio	Borrower	6,053,182	5.21%	9,644

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC K6 Portfolio	54,993,459	43,790,928	7,874,525
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity OTC K6 Portfolio	3,587	81	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,030.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893896.105
OTC-K6-SANN-0425
Fidelity® Blue Chip Growth K6 Fund

Semi-Annual Report
January 31, 2025
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Blue Chip Growth K6 Fund
Consolidated Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	308,800	3,155,936
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	45,100	8,805,264
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	1,008,648	9,370,340
CANADA - 0.6%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Dollarama Inc	34,671	3,280,904
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (b)	590,586	28,404,694
Groupe Dynamite Inc Subordinate Voting Shares	134,800	1,497,932
		29,902,626
TOTAL CONSUMER DISCRETIONARY		33,183,530

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp	207,863	10,279,089
Secure Waste Infrastructure Corp	347,933	3,595,798
		13,874,887
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (b)	199,307	24,608,435
IT Services - 0.3%
Shopify Inc Class A (b)	320,935	37,454,011
TOTAL INFORMATION TECHNOLOGY		62,062,446

TOTAL CANADA		109,120,863
CHINA - 1.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
JD.com Inc ADR	523,700	21,325,064
PDD Holdings Inc Class A ADR (b)	495,633	55,466,289
		76,791,353
Diversified Consumer Services - 0.1%
TAL Education Group Class A ADR (b)	750,792	9,182,186
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR (b)	53,200	3,733,044
TOTAL CONSUMER DISCRETIONARY		89,706,583

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	201,988	363,578
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (b)	30	3
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	776,283	161,893,821
TOTAL CHINA		251,963,985
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	70,676	9,234,526
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc	1,116,083	35,681,174
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	3,948	11,156,564
LVMH Moet Hennessy Louis Vuitton SE	18,902	13,825,010

TOTAL FRANCE		24,981,574
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	45,300	11,978,827
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	64,915	17,920,435
TOTAL GERMANY		29,899,262
INDIA - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	1,748,148	6,981,128
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	79,800	1,493,573
Vodafone Idea Ltd (b)	110,777,732	11,516,963
		13,010,536
Consumer Discretionary - 0.3%
Automobiles - 0.0%
Hyundai Motor India Ltd	190,556	3,687,551
Mahindra & Mahindra Ltd	97,800	3,363,358
		7,050,909
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (b)(d)(e)	2,525,460	7,509,189
Hotels, Restaurants & Leisure - 0.2%
MakeMyTrip Ltd (b)	40,466	4,421,720
Swiggy Ltd (f)	239,438	1,142,925
Zomato Ltd (b)	3,035,600	7,693,258
		13,257,903
TOTAL CONSUMER DISCRETIONARY		27,818,001

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	326,500	6,851,213
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	1,577,982	22,978,813
Reliance Industries Ltd GDR (g)	38,964	2,287,187
		25,266,000
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd	109,468	2,144,026
ICICI Bank Ltd ADR	80,068	2,295,550
		4,439,576
Financial Services - 0.0%
Aditya Birla Capital Ltd (b)	855,500	1,766,533
Jio Financial Services Ltd (b)	747,491	2,077,488
		3,844,021
TOTAL FINANCIALS		8,283,597

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	27,600	1,249,123
Construction & Engineering - 0.0%
Larsen & Toubro Ltd	113,200	4,647,726
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	451,700	1,425,443
TOTAL INDUSTRIALS		7,322,292

Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(d)(e)	1,109	547,679
Materials - 0.1%
Construction Materials - 0.0%
Grasim Industries Ltd	136,600	3,948,114
Metals & Mining - 0.1%
Hindalco Industries Ltd	192,800	1,317,685
Welspun Corp Ltd	738,000	6,302,379
		7,620,064
TOTAL MATERIALS		11,568,178

TOTAL INDIA		107,648,624
IRELAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Circle Internet Financial LLC (e)	137,547	3,757,784
ISRAEL - 0.1%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	105,179	5,019,142
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,105,866	19,607,004
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(d)(e)	14,367	40,228
Xsight Labs Ltd warrants 12/30/2031 (b)(d)(e)	20,658	32,226
		72,454
TOTAL ISRAEL		24,698,600
JAPAN - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Nintendo Co Ltd	85,200	5,589,521
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	82,047	1,828,839
Industrials - 0.0%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	163,057	2,386,379
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	231,704	5,581,749
TOTAL JAPAN		15,386,488
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	12,540	1,682,905
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(g)(h)	319,800	7,603,951
NETHERLANDS - 0.1%
Information Technology - 0.1%
Software - 0.1%
Nebius Group NV Class A (b)	580,891	18,971,900
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (b)	45,699	5,565,681
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	509,734	30,522,872
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG (b)	61,483	7,473,146
TOTAL SWITZERLAND		37,996,018
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	931,641	195,011,094
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	52,886	14,118,975
Flutter Entertainment PLC (United Kingdom) (b)	52,593	14,222,315
		28,341,290
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	205,523	9,874,016
TOTAL UNITED KINGDOM		38,215,306
UNITED STATES - 90.1%
Communication Services - 17.5%
Entertainment - 3.8%
Netflix Inc (b)	511,722	499,829,581
ROBLOX Corp Class A (b)	1,029,566	73,171,256
Roku Inc Class A (b)	342,801	28,370,211
Spotify Technology SA (b)	48,281	26,484,542
Take-Two Interactive Software Inc (b)	50,511	9,370,295
Walt Disney Co/The	348,718	39,426,057
		676,651,942
Interactive Media & Services - 13.7%
Alphabet Inc Class A	5,064,759	1,033,312,131
Epic Games Inc (b)(d)(e)	607	411,855
Meta Platforms Inc Class A	1,577,514	1,087,191,099
Reddit Inc Class A	188,611	37,637,325
Reddit Inc Class B (b)	30,951	6,176,272
Snap Inc Class A (b)	20,217,617	228,256,896
		2,392,985,578
Media - 0.0%
Trade Desk Inc (The) Class A (b)	62,739	7,445,865
TOTAL COMMUNICATION SERVICES		3,077,083,385

Consumer Discretionary - 17.7%
Automobiles - 2.1%
Neutron Holdings Inc (b)(d)(e)	491,550	28,313
Rad Power Bikes Inc (b)(d)(e)	101,681	21,353
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	110,642	57,534
Rivian Automotive Inc Class A (b)(c)	1,588,110	19,946,662
Tesla Inc (b)	845,173	341,956,996
		362,010,858
Broadline Retail - 6.0%
Amazon.com Inc (b)	4,440,427	1,055,400,690
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Inc (b)	45,091	5,528,156
Duolingo Inc Class A (b)	51,018	18,570,042
		24,098,198
Hotels, Restaurants & Leisure - 2.2%
Brinker International Inc (b)	167,672	30,511,274
Carnival Corp (b)	323,651	8,955,423
Cava Group Inc (b)	58,806	7,941,750
Chipotle Mexican Grill Inc (b)	1,618,790	94,456,397
DraftKings Inc Class A (b)	955,180	40,069,801
Planet Fitness Inc Class A (b)	123,016	13,305,411
Royal Caribbean Cruises Ltd	36,289	9,674,647
Sonder Holdings Inc Stage 1 rights (b)(e)	1,448	0
Sonder Holdings Inc Stage 2 rights (b)(e)	1,447	0
Sonder Holdings Inc Stage 3 rights (b)(e)	1,447	0
Sonder Holdings Inc Stage 4 rights (b)(e)	1,447	0
Sonder Holdings Inc Stage 5 rights (b)(e)	1,447	0
Sonder Holdings Inc Stage 5 rights (b)(e)	1,447	0
Starbucks Corp	1,267,002	136,430,776
Sweetgreen Inc Class A (b)	1,025,083	33,745,732
Texas Roadhouse Inc	35,483	6,425,971
Viking Holdings Ltd	155,408	7,868,307
Wingstop Inc	16,727	4,982,973
		394,368,462
Household Durables - 0.7%
DR Horton Inc	97,478	13,832,128
PulteGroup Inc	111,883	12,730,048
SharkNinja Inc	840,221	93,945,110
Toll Brothers Inc	34,815	4,728,225
		125,235,511
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)	1,783,813	13,824,551
Specialty Retail - 4.0%
Abercrombie & Fitch Co Class A (b)	501,394	59,856,416
Carvana Co Class A (b)	597,675	147,912,609
Chewy Inc Class A (b)	178,543	6,959,606
Fanatics Inc Class A (b)(d)(e)	225,366	13,521,960
Five Below Inc (b)	234,135	21,957,180
Floor & Decor Holdings Inc Class A (b)	16,924	1,694,092
Home Depot Inc/The	39,210	16,153,736
Lowe's Cos Inc	629,599	163,720,924
RH (b)	251,623	105,457,716
TJX Cos Inc/The	925,668	115,514,110
Victoria's Secret & Co (b)	501,076	18,219,123
Warby Parker Inc Class A (b)	428,105	11,862,790
Wayfair Inc Class A (b)	278,198	13,456,437
		696,286,699
Textiles, Apparel & Luxury Goods - 2.5%
Capri Holdings Ltd (b)(c)	1,152,162	28,550,574
Deckers Outdoor Corp (b)	804,886	142,754,581
Lululemon Athletica Inc (b)	390,968	161,938,946
NIKE Inc Class B	682,492	52,483,635
Ralph Lauren Corp Class A	25,198	6,291,940
Tapestry Inc	103,725	7,565,702
Under Armour Inc Class A (b)(c)	3,173,151	26,495,811
VF Corp	455,857	11,838,606
		437,919,795
TOTAL CONSUMER DISCRETIONARY		3,109,144,764

Consumer Staples - 2.0%
Beverages - 0.1%
Celsius Holdings Inc (b)(c)	217,767	5,439,820
Coca-Cola Co/The	55,300	3,510,444
		8,950,264
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc	291,000	5,834,550
BJ's Wholesale Club Holdings Inc (b)	46,906	4,646,039
Costco Wholesale Corp	130,149	127,530,402
Target Corp	233,512	32,203,640
Walmart Inc	1,406,848	138,096,200
		308,310,831
Food Products - 0.0%
Bowery Farming Inc (b)(e)	48,375	1
Bowery Farming Inc warrants (b)(d)(e)	30,501	0
Freshpet Inc (b)	45,900	7,341,705
Real Good Food Co Inc/The Class A (b)	4,194	4
Real Good Food Co LLC /The Class B (b)(e)	11,626	0
Real Good Food Co LLC /The Class B unit (b)(g)	11,626	13
		7,341,723
Tobacco - 0.2%
JUUL Labs Inc Class A (b)(d)(e)	6,987,609	7,057,485
Philip Morris International Inc	187,451	24,406,120
		31,463,605
TOTAL CONSUMER STAPLES		356,066,423

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Antero Resources Corp (b)	42,700	1,593,564
Cheniere Energy Inc	15,072	3,370,853
Ovintiv Inc	39,000	1,646,580
		6,610,997
Financials - 5.3%
Banks - 0.2%
Citigroup Inc	419,524	34,161,839
Wells Fargo & Co	121,512	9,575,145
		43,736,984
Capital Markets - 1.8%
Ares Management Corp Class A	117,272	23,245,656
Bank of New York Mellon Corp/The	51,497	4,425,137
Blue Owl Capital Inc Class A	1,573,200	40,918,932
Charles Schwab Corp/The	21,500	1,778,480
Coinbase Global Inc Class A (b)	259,812	75,691,030
Goldman Sachs Group Inc/The	83,514	53,482,366
Interactive Brokers Group Inc Class A	13,288	2,889,343
Jefferies Financial Group Inc	122,409	9,412,028
KKR & Co Inc Class A	181,966	30,401,060
Moody's Corp	39,079	19,517,616
Morgan Stanley	203,770	28,207,881
Nasdaq Inc	21,378	1,760,264
Robinhood Markets Inc Class A (b)	395,972	20,570,745
		312,300,538
Consumer Finance - 0.4%
American Express Co	206,744	65,630,883
Financial Services - 2.4%
Affirm Holdings Inc Class A (b)	405,978	24,793,076
Apollo Global Management Inc	245,760	42,020,045
Berkshire Hathaway Inc Class B (b)	10,451	4,898,069
Block Inc Class A (b)	550,875	50,030,468
Fiserv Inc (b)	31,741	6,857,326
Mastercard Inc Class A	375,058	208,318,465
PayPal Holdings Inc (b)	86,844	7,692,642
Toast Inc Class A (b)	484,289	19,817,106
Visa Inc Class A	195,079	66,678,002
		431,105,199
Insurance - 0.5%
Progressive Corp/The	334,381	82,404,854
TOTAL FINANCIALS		935,178,458

Health Care - 6.8%
Biotechnology - 1.1%
AbbVie Inc	51,858	9,536,686
Alnylam Pharmaceuticals Inc (b)	65,437	17,753,712
Apogee Therapeutics Inc (b)	53,039	2,193,693
Arcellx Inc (b)	20,858	1,421,056
Avidity Biosciences Inc (b)	52,328	1,723,161
Cibus Inc Class A (b)(c)	8,318	20,711
Exact Sciences Corp (b)	72,814	4,081,225
Gilead Sciences Inc	260,536	25,324,099
Janux Therapeutics Inc (b)	52,335	2,275,526
Legend Biotech Corp ADR (b)	115,141	4,386,872
Moderna Inc (b)	187,154	7,377,611
MoonLake Immunotherapeutics Class A (b)	72,610	3,339,334
Natera Inc (b)	51,593	9,127,834
Nurix Therapeutics Inc (b)	19,102	376,500
Regeneron Pharmaceuticals Inc (b)	131,926	88,783,559
Scholar Rock Holding Corp (b)	97,063	3,919,404
Summit Therapeutics Inc (b)	41,469	891,584
Viking Therapeutics Inc (b)	142,118	4,654,365
		187,186,932
Health Care Equipment & Supplies - 2.3%
Blink Health LLC Class A1 (b)(d)(e)	7,044	254,077
Boston Scientific Corp (b)	1,775,425	181,732,503
Glaukos Corp (b)	40,874	6,394,329
Insulet Corp (b)	69,207	19,265,845
Intuitive Surgical Inc (b)	292,998	167,559,696
Masimo Corp (b)	32,454	5,654,460
Stryker Corp	75,872	29,687,955
		410,548,865
Health Care Providers & Services - 0.5%
UnitedHealth Group Inc	172,254	93,446,072
Health Care Technology - 0.0%
Multiplan Corp warrants (b)(d)	13,856	0
Veeva Systems Inc Class A (b)	37,073	8,647,648
		8,647,648
Life Sciences Tools & Services - 0.3%
Danaher Corp	132,735	29,565,394
Revvity Inc	6,005	757,410
Thermo Fisher Scientific Inc	24,045	14,372,899
Veterinary Emergency Group (b)(d)(e)(i)	62,379	3,962,938
		48,658,641
Pharmaceuticals - 2.6%
Elanco Animal Health Inc (b)	318,848	3,835,741
Eli Lilly & Co	551,363	447,199,503
Structure Therapeutics Inc ADR (b)	27,029	810,059
		451,845,303
TOTAL HEALTH CARE		1,200,333,461

Industrials - 4.2%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	43,336	28,262,872
Boeing Co (b)	544,863	96,179,217
GE Aerospace	360,884	73,465,156
Howmet Aerospace Inc	263,441	33,346,362
Space Exploration Technologies Corp (b)(d)(e)	519,625	96,130,626
Space Exploration Technologies Corp Class C (b)(d)(e)	162,357	30,036,045
Spirit AeroSystems Holdings Inc Class A (b)	78,370	2,665,364
Standardaero Inc (c)	78,979	2,119,796
TransDigm Group Inc	15,162	20,519,341
		382,724,779
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	83,506	8,308,012
Building Products - 0.2%
AAON Inc	43,700	5,085,806
AZEK Co Inc/The Class A (b)	101,266	5,187,857
Builders FirstSource Inc (b)	59,993	10,035,629
Fortune Brands Innovations Inc	117,509	8,421,870
Lennox International Inc	6,331	3,750,611
Trane Technologies PLC	19,480	7,066,370
		39,548,143
Construction & Engineering - 0.0%
EMCOR Group Inc	14,473	6,484,772
Fluor Corp (b)	104,481	5,037,029
		11,521,801
Electrical Equipment - 0.5%
Acuity Brands Inc	22,981	7,638,654
Eaton Corp PLC	64,600	21,088,024
GE Vernova Inc	135,828	50,647,545
Vertiv Holdings Co Class A	82,786	9,687,618
		89,061,841
Ground Transportation - 0.3%
Avis Budget Group Inc (b)	38,191	3,425,733
Lyft Inc Class A (b)	2,088,817	28,282,582
Uber Technologies Inc (b)	210,700	14,085,295
XPO Inc (b)	14,647	1,957,864
		47,751,474
Industrial Conglomerates - 0.0%
3M Co	53,370	8,122,914
Honeywell International Inc	14,946	3,343,719
		11,466,633
Machinery - 0.0%
Chart Industries Inc (b)	15,843	3,352,220
Passenger Airlines - 0.5%
Alaska Air Group Inc (b)	193,500	14,173,875
Delta Air Lines Inc	303,221	20,397,677
JetBlue Airways Corp (b)	1,648,300	10,845,813
United Airlines Holdings Inc (b)	329,683	34,893,649
		80,311,014
Professional Services - 0.1%
Paycom Software Inc	59,992	12,451,940
Trading Companies & Distributors - 0.4%
Core & Main Inc Class A (b)	31,287	1,765,838
Ferguson Enterprises Inc	81,095	14,687,926
FTAI Aviation Ltd	450,185	45,257,099
		61,710,863
TOTAL INDUSTRIALS		748,208,720

Information Technology - 35.4%
Communications Equipment - 0.3%
Arista Networks Inc	303,282	34,947,185
Ciena Corp (b)	169,664	14,784,521
		49,731,706
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	395,039	27,960,860
Coherent Corp (b)	167,028	15,114,364
		43,075,224
IT Services - 0.7%
Cloudflare Inc Class A (b)	58,843	8,143,871
Okta Inc Class A (b)	713,120	67,190,166
Snowflake Inc Class A (b)	248,579	45,119,574
Twilio Inc Class A (b)	28,000	4,104,240
X Holdings Corp Class A (b)(d)(e)	24,710	779,848
		125,337,699
Semiconductors & Semiconductor Equipment - 19.8%
Astera Labs Inc (b)	471,864	47,856,447
Broadcom Inc	2,196,928	486,114,259
GlobalFoundries Inc (b)	1,335,685	55,390,857
Impinj Inc (b)	55,590	7,053,815
Lam Research Corp	288,180	23,356,989
Marvell Technology Inc	5,204,610	587,392,285
Micron Technology Inc	189,378	17,278,849
Monolithic Power Systems Inc	142,709	90,958,435
NVIDIA Corp	17,472,206	2,097,887,775
ON Semiconductor Corp (b)	1,041,386	54,506,143
Semtech Corp (b)	31,300	2,095,848
		3,469,891,702
Software - 9.0%
Appfolio Inc Class A (b)	9,167	2,144,253
Applied Intuition Inc Class A (d)(e)	7,903	507,452
AppLovin Corp Class A (b)	619,391	228,920,720
Atlassian Corp Class A (b)	6,600	2,024,748
Coreweave Inc Class A (d)(e)	30,838	28,983,094
Crowdstrike Holdings Inc Class A (b)	18,700	7,443,909
Datadog Inc Class A (b)	227,048	32,402,020
Figma Inc Class A (d)(e)	60,051	1,584,746
HubSpot Inc (b)	83,314	64,945,762
Informatica Inc Class A (b)	65,100	1,671,768
Life360 Inc (b)	101,502	4,640,671
Microsoft Corp	2,051,685	851,572,376
Monday.com Ltd (b)	30,397	7,765,218
OpenAI Global LLC rights (b)(d)(e)	6,979,271	6,979,271
Oracle Corp	595,187	101,217,501
Procore Technologies Inc (b)	42,326	3,367,457
Salesforce Inc	91,646	31,315,438
Servicenow Inc (b)	155,923	158,788,865
Stripe Inc Class B (b)(d)(e)	19,200	570,240
Synopsys Inc (b)	18,921	9,942,607
Zoom Communications Inc Class A (b)	225,914	19,640,963
Zscaler Inc (b)	11,778	2,386,105
		1,568,815,184
Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc	4,018,487	948,362,932
Super Micro Computer Inc (b)(c)	133,831	3,816,860
Western Digital Corp (b)	54,100	3,523,533
		955,703,325
TOTAL INFORMATION TECHNOLOGY		6,212,554,840

Materials - 0.8%
Chemicals - 0.4%
Sherwin-Williams Co/The	160,723	57,564,550
Construction Materials - 0.2%
CRH PLC	69,495	6,882,090
Eagle Materials Inc	39,188	10,061,127
Martin Marietta Materials Inc	14,181	7,716,166
Vulcan Materials Co	36,922	10,122,166
		34,781,549
Containers & Packaging - 0.0%
Smurfit WestRock PLC	146,802	7,793,718
Metals & Mining - 0.2%
Carpenter Technology Corp	204,695	39,518,417
TOTAL MATERIALS		139,658,234

Real Estate - 0.4%
Health Care REITs - 0.3%
Welltower Inc	425,711	58,101,037
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (b)	194,086	15,957,751
TOTAL REAL ESTATE		74,058,788

Utilities - 0.0%
Electric Utilities - 0.0%
Constellation Energy Corp	5,600	1,679,888
TOTAL UNITED STATES		15,860,577,958
TOTAL COMMON STOCKS (Cost $8,865,081,715)		16,799,329,233

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	237,400	607,530
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	64,200	164,294
Neutron Holdings Inc 7.5% 10/29/2026 (d)(e)(j)	2,796,589	3,437,568
		4,209,392
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (d)(e)	20,586	21,035
TOTAL UNITED STATES		4,230,427
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,118,775)		4,230,427

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (b)(d)(e)	31,950	7,912,737
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	20,165	3,709,387
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy (d)(e)	215,427	5,534,320
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (d)(e)	46,549	2,515,508
Meesho Series E (d)(e)	7,754	419,026
Meesho Series E1 (d)(e)	4,649	251,232
Meesho Series F (b)(d)(e)	70,797	3,892,419
		7,078,185
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd Series 1 (b)(d)(e)	2,652	1,309,690
Pine Labs Pvt Ltd Series A (b)(d)(e)	663	327,423
Pine Labs Pvt Ltd Series B (b)(d)(e)	721	356,066
Pine Labs Pvt Ltd Series B2 (b)(d)(e)	583	287,915
Pine Labs Pvt Ltd Series C (b)(d)(e)	1,085	535,827
Pine Labs Pvt Ltd Series C1 (b)(d)(e)	228	112,598
Pine Labs Pvt Ltd Series D (b)(d)(e)	244	120,499
		3,050,018
TOTAL INDIA		10,128,203
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	130,900	824,670
Xsight Labs Ltd Series E (d)(e)	103,292	800,513
Xsight Labs Ltd Series E1 (d)(e)	47,890	441,546

TOTAL ISRAEL		2,066,729
UNITED STATES - 1.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(e)	3,178,083	183,058
Neutron Holdings Inc Series 1D (b)(d)(e)	5,904,173	340,080
Rad Power Bikes Inc Series A (b)(d)(e)	13,256	2,784
Rad Power Bikes Inc Series C (b)(d)(e)	52,162	29,732
Rad Power Bikes Inc Series D (b)(d)(e)	102,800	97,660
Waymo LLC (d)(e)	35,524	2,694,851
Waymo LLC Series A2 (b)(d)(e)	7,817	484,419
		3,832,584
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	700	172,914
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	18,300	596,946
GoBrands Inc Series H (b)(d)(e)	11,467	479,779
		1,076,725
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(e)	68,700	1
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(d)(e)	12,508	12,633
TOTAL CONSUMER STAPLES		1,089,359

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (d)(e)	85,300	1,079,045
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	16,673	1,240,971
Tenstorrent Holdings Inc Series D1 (d)(e)	26,748	2,108,546
Tenstorrent Holdings Inc Series D2 (d)(e)	7,862	598,062
		5,026,624
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(d)(e)	16,970	612,108
Blink Health LLC Series D (d)(e)	3,936	141,971
		754,079
Industrials - 0.6%
Aerospace & Defense - 0.6%
ABL Space Systems Co Series A10 (d)(e)	183,227	71,459
ABL Space Systems Co Series A8 (d)(e)	33,728	13,154
ABL Space Systems Co Series A9 (d)(e)	19,187	7,482
Anduril Industries Inc (d)(e)	129,683	3,257,637
Relativity Space Inc Series E (b)(d)(e)	276,014	259,453
Space Exploration Technologies Corp Series G (b)(d)(e)	4,374	8,091,900
Space Exploration Technologies Corp Series J (b)(d)(e)	29,526	54,623,101
Space Exploration Technologies Corp Series N (b)(d)(e)	8,141	15,060,850
		81,385,036
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (d)(e)	65,890	2,513,704
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(d)(e)	11,104	1,269,298
Beta Technologies Inc Series C, 6% (d)(e)	6,055	699,836
		1,969,134
TOTAL INDUSTRIALS		85,867,874

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(d)(e)	92,760	519,456
Enevate Corp Series E (b)(d)(e)	1,325,513	742,287
Frore Systems Inc Series C (d)(e)	85,893	1,364,840
Menlo Microsystems Inc Series C (b)(d)(e)	560,500	392,350
		3,018,933
IT Services - 0.0%
Gupshup Inc (b)(d)(e)	78,911	625,764
Yanka Industries Inc Series F (b)(d)(e)	55,991	315,789
		941,553
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(d)(e)	47,598	880,087
Retym Inc (e)	45,360	480,362
Retym Inc Series C (b)(d)(e)	154,149	1,546,115
SiMa Technologies Inc Series B (b)(d)(e)	313,000	1,956,250
SiMa Technologies Inc Series B1 (b)(d)(e)	20,966	153,052
		5,015,866
Software - 0.4%
Algolia Inc Series D (b)(d)(e)	30,436	686,332
Anthropic PBC Series D (d)(e)	92,022	5,383,287
Applied Intuition Inc Series A2 (d)(e)	10,287	660,528
Applied Intuition Inc Series B2 (d)(e)	4,960	318,482
Coreweave Inc Series C (d)(e)	1,978	2,093,040
Crusoe Energy Systems LLC (d)(e)	70,763	2,064,157
Databricks Inc (d)(e)	44,987	4,161,298
Databricks Inc Series G (b)(d)(e)	48,000	4,440,000
Databricks Inc Series H (b)(d)(e)	31,572	2,920,410
Databricks Inc Series I (b)(d)(e)	1,359	125,707
Lyte Ai Inc (d)(e)	165,469	2,232,177
MOLOCO Inc Series A (b)(d)(e)	20,180	1,317,754
Mountain Digital Inc Series D (b)(d)(e)	62,139	1,216,060
Runway AI Inc (d)(e)	12,920	1,479,340
Skyryse Inc Series B (b)(d)(e)	67,400	1,773,294
Stripe Inc Series H (b)(d)(e)	8,086	240,154
Stripe Inc Series I (b)(d)(e)	124,536	3,698,719
xAI Corp Series B (d)(e)	872,295	18,885,188
xAI Corp Series C (d)(e)	160,442	3,473,569
		57,169,496
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc (d)(e)	86,242	6,890,736
Lightmatter Inc Series C1 (b)(d)(e)	70,909	4,582,140
Lightmatter Inc Series C2 (b)(d)(e)	11,138	732,991
		12,205,867
TOTAL INFORMATION TECHNOLOGY		78,351,715

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(d)(e)	249,802	6,789,618
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(d)(e)	37,990	1,184,148
Redwood Materials Series D (b)(d)(e)	10,886	339,317
		1,523,465
TOTAL UNITED STATES		183,408,232
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $168,169,088)		212,759,608

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (d)(e)	110,642	144,431
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(k)	73,664	65,442
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	325,944	336,407
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (d)(e)	159,357	176,201
TOTAL INFORMATION TECHNOLOGY		578,050

TOTAL UNITED STATES		722,481
TOTAL PREFERRED SECURITIES (Cost $669,607)		722,481

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.37	610,129,983	610,252,009
Fidelity Securities Lending Cash Central Fund (l)(m)	4.37	45,718,275	45,722,847
TOTAL MONEY MARKET FUNDS (Cost $655,974,856)			655,974,856

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $9,693,014,041)	17,673,016,605
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(51,183,747)
NET ASSETS - 100.0%	17,621,832,858

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	787	Mar 2025	339,814,795	(7,906,046)	(7,906,046)
CME E-mini S&P 500 Index Contracts (United States)	552	Mar 2025	167,456,100	(1,689,830)	(1,689,830)

TOTAL FUTURES CONTRACTS					(9,595,876)
The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $416,611,891 or 2.4% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,142,925 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,891,151 or 0.1% of net assets.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,853,074 or 0.1% of net assets.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/23	313,081

ABL Space Systems Co Series A8	3/24/21	1,338,638

ABL Space Systems Co Series A9	10/22/21	1,166,473

AgBiome LLC Series C	6/29/18	435,125

Akeana Series C	1/23/24	1,088,496

Algolia Inc Series D	7/23/21	890,102

Alif Semiconductor Series C	3/08/22	966,170

Anduril Industries Inc	8/07/24	2,818,868

Ant International Co Ltd Class C	5/16/18	769,853

Anthropic PBC Series D	5/31/24	2,761,074

Applied Intuition Inc Class A	7/02/24	471,769

Applied Intuition Inc Series A2	7/02/24	614,081

Applied Intuition Inc Series B2	7/02/24	296,087

Beta Technologies Inc Series A	4/09/21	813,590

Beta Technologies Inc Series C, 6%	10/24/24	693,116

Blink Health LLC Class A1	12/30/20 - 6/17/24	199,200

Blink Health LLC Series C	11/07/19 - 7/14/21	647,847

Blink Health LLC Series D	6/17/24 - 6/25/24	165,312

Bolt Technology OU Series E	1/03/22	5,238,796

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	3,500,895

Cellink Corp Series D	1/20/22	1,931,625

Coreweave Inc Class A	11/29/23	9,555,463

Coreweave Inc Series C	5/17/24	1,540,961

Crusoe Energy Systems LLC	12/10/24	2,064,287

Databricks Inc	12/17/24	4,161,298

Databricks Inc Series G	2/01/21	2,837,886

Databricks Inc Series H	8/31/21	2,320,041

Databricks Inc Series I	9/14/23	99,887

Diamond Foundry Inc Series C	3/15/21	5,995,248

Discord Inc Series I	9/15/21	385,437

Enevate Corp 10% 5/12/2025	11/12/24	20,586

Enevate Corp 6%	11/02/23 - 10/31/24	73,664

Enevate Corp Series E	1/29/21	1,469,576

Epic Games Inc	7/30/20	349,025

Fanatics Inc Class A	8/13/20 - 10/24/22	10,009,624

Figma Inc Class A	5/15/24	1,392,763

Frore Systems Inc Series C	5/10/24	1,380,335

GoBrands Inc Series G	3/02/21	4,569,827

GoBrands Inc Series H	7/22/21	4,454,821

Gupshup Inc	6/08/21	1,804,316

JUUL Labs Inc Class A	12/20/17 - 2/23/24	7,714,318

JUUL Labs Inc Series E	12/20/17 - 7/06/18	342,963

Lenskart Solutions Pvt Ltd	4/30/24	6,959,691

Lightmatter Inc	10/11/24	6,919,239

Lightmatter Inc Series C1	5/19/23	1,166,935

Lightmatter Inc Series C2	12/18/23	289,608

Lyte Ai Inc	8/13/24	2,099,156

Meesho Series D2	7/15/24	2,606,744

Meesho Series E	7/15/24	434,224

Meesho Series E1	4/18/24	260,344

Meesho Series F	9/21/21 - 7/15/24	5,279,390

Menlo Microsystems Inc Series C	2/09/22	742,943

MOLOCO Inc Series A	6/26/23	1,210,800

Mountain Digital Inc Series D	11/05/21	1,427,041

Multiplan Corp warrants	10/08/20	0

Neutron Holdings Inc	2/04/21	4,916

Neutron Holdings Inc 4% 5/22/2027	6/04/20	237,400

Neutron Holdings Inc 4% 6/12/2027	6/12/20	64,200

Neutron Holdings Inc 7.5% 10/29/2026	10/29/21 - 10/27/24	2,796,589

Neutron Holdings Inc Series 1C	7/03/18	581,081

Neutron Holdings Inc Series 1D	1/25/19	1,431,762

OpenAI Global LLC rights	9/30/24	6,979,271

Oura Health Oy	12/18/24	5,534,320

Pine Labs Pvt Ltd	6/30/21	413,502

Pine Labs Pvt Ltd Series 1	6/30/21	988,825

Pine Labs Pvt Ltd Series A	6/30/21	247,206

Pine Labs Pvt Ltd Series B	6/30/21	268,832

Pine Labs Pvt Ltd Series B2	6/30/21	217,377

Pine Labs Pvt Ltd Series C	6/30/21	404,553

Pine Labs Pvt Ltd Series C1	6/30/21	85,012

Pine Labs Pvt Ltd Series D	6/30/21	90,978

Rad Power Bikes Inc	1/21/21	490,493

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	110,642

Rad Power Bikes Inc Series A	1/21/21	63,945

Rad Power Bikes Inc Series C	1/21/21	251,621

Rad Power Bikes Inc Series D	9/17/21	985,215

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Redwood Materials Series C	5/28/21	1,800,858

Redwood Materials Series D	6/02/23	519,653

Relativity Space Inc Series E	5/27/21	6,302,807

Retym Inc Series C	5/17/23 - 6/20/23	1,199,557

Runway AI Inc	9/06/24	1,400,758

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	325,944

SiMa Technologies Inc Series B	5/10/21	1,604,876

SiMa Technologies Inc Series B1	4/25/22	148,668

Skyryse Inc 0% 2/5/2027	8/13/24	159,357

Skyryse Inc Series B	10/21/21	1,663,430

Space Exploration Technologies Corp	2/16/21 - 8/30/24	45,684,309

Space Exploration Technologies Corp Class C	12/15/22 - 7/01/24	14,499,349

Space Exploration Technologies Corp Series G	9/07/23	3,542,940

Space Exploration Technologies Corp Series J	9/07/23	23,916,060

Space Exploration Technologies Corp Series N	8/04/20	2,198,070

Stripe Inc Class B	5/18/21	770,465

Stripe Inc Series H	3/15/21	324,451

Stripe Inc Series I	3/20/23 - 5/12/23	2,507,425

Tenstorrent Holdings Inc Series C1	4/23/21	991,307

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	2,108,450

Tenstorrent Holdings Inc Series D2	7/17/24	597,355

Veterinary Emergency Group	9/16/21 - 3/17/22	2,585,288

Waymo LLC	10/18/24	2,778,023

Waymo LLC Series A2	5/08/20	671,224

X Holdings Corp Class A	10/25/22	2,471,000

xAI Corp Series B	5/13/24	10,441,371

xAI Corp Series C	11/22/24	3,473,569

Xsight Labs Ltd Series D	2/16/21	1,046,676

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	826,341

Xsight Labs Ltd Series E1	1/11/24	382,928

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Yanka Industries Inc Series F	4/08/21	1,784,814

Zipline International Inc Series G	6/07/24	2,763,842

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Swiggy Ltd	2025-02-10

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	922,479,635	1,038,066,049	1,350,293,675	17,971,458	-	-	610,252,009	610,129,983	1.0%
Fidelity Securities Lending Cash Central Fund	49,444,822	336,195,013	339,916,988	55,913	-	-	45,722,847	45,718,275	0.2%
Total	971,924,457	1,374,261,062	1,690,210,663	18,027,371	-	-	655,974,856	655,848,258

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,108,230,251	3,082,237,211	25,581,185	411,855
Consumer Discretionary	3,393,187,454	3,340,508,164	31,540,941	21,138,349
Consumer Staples	367,936,778	354,028,079	6,851,213	7,057,486
Energy	45,751,884	22,773,071	22,978,813	-
Financials	965,061,384	945,077,959	15,862,063	4,121,362
Health Care	1,245,453,401	1,241,236,386	-	4,217,015
Industrials	757,917,394	622,042,052	9,708,671	126,166,671
Information Technology	6,679,455,259	6,637,747,570	1,682,905	40,024,784
Materials	160,596,752	149,028,574	11,568,178	-
Real Estate	74,058,788	74,058,788	-	-
Utilities	1,679,888	1,679,888	-	-

Convertible Corporate Bonds
Consumer Discretionary	4,209,392	-	-	4,209,392
Information Technology	21,035	-	-	21,035

Convertible Preferred Stocks
Communication Services	7,912,737	-	-	7,912,737
Consumer Discretionary	11,083,683	-	-	11,083,683
Consumer Staples	1,089,359	-	-	1,089,359
Financials	5,026,624	-	-	5,026,624
Health Care	6,288,399	-	-	6,288,399
Industrials	85,867,874	-	-	85,867,874
Information Technology	87,177,849	-	-	87,177,849
Materials	6,789,618	-	-	6,789,618
Utilities	1,523,465	-	-	1,523,465

Preferred Securities
Consumer Discretionary	144,431	-	-	144,431
Information Technology	578,050	-	-	578,050

Money Market Funds	655,974,856	655,974,856	-	-
Total Investments in Securities:	17,673,016,605	17,126,392,598	125,773,969	420,850,038
Derivative Instruments:

Liabilities
Futures Contracts	(9,595,876)	(9,595,876)	-	-
Total Liabilities	(9,595,876)	(9,595,876)	-	-
Total Derivative Instruments:	(9,595,876)	(9,595,876)	-	-
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$128,158,373
Net Realized Gain (Loss) on Investment Securities	(405,895)
Net Unrealized Gain (Loss) on Investment Securities	55,020,240
Cost of Purchases	20,364,804
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$203,137,522
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$54,693,109
Convertible Corporate Bonds
Beginning Balance	$3,100,896
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,020,917
Cost of Purchases	108,614
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$4,230,427
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$1,020,917
Convertible Preferred Stocks
Beginning Balance	$135,279,096
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	44,038,345
Cost of Purchases	33,442,167
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$212,759,608
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$44,038,345
Preferred Securities
Beginning Balance	$553,186
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(10,105)
Cost of Purchases	179,400
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$722,481
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(10,105)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(9,595,876)
Total Equity Risk	0	(9,595,876)
Total Value of Derivatives	0	(9,595,876)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,657,435) - See accompanying schedule:
Unaffiliated issuers (cost $9,037,039,185)	$17,017,041,749
Fidelity Central Funds (cost $655,974,856)	655,974,856

Total Investment in Securities (cost $9,693,014,041)		$17,673,016,605
Segregated cash with brokers for derivative instruments		26,183,382
Foreign currency held at value (cost $80)		79
Receivable for fund shares sold		18,548,766
Dividends receivable		1,844,162
Interest receivable		112,494
Distributions receivable from Fidelity Central Funds		2,505,281
Other receivables		4,704
Total assets		17,722,215,473
Liabilities
Payable to custodian bank	$23
Payable for investments purchased	18,505,533
Payable for fund shares redeemed	25,077,204
Accrued management fee	6,578,105
Payable for daily variation margin on futures contracts	1,441,970
Deferred taxes	2,966,732
Other payables and accrued expenses	87,473
Collateral on securities loaned	45,725,575
Total liabilities		100,382,615
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$17,621,832,858
Net Assets consist of:
Paid in capital		$9,404,932,851
Total accumulated earnings (loss)		8,216,900,007
Net Assets		$17,621,832,858
Net Asset Value, offering price and redemption price per share ($17,621,832,858 ÷ 466,596,103 shares)		$37.77
Consolidated Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$35,292,248
Interest		947,725
Income from Fidelity Central Funds (including $55,913 from security lending)		18,027,371
Total income		54,267,344
Expenses
Management fee	$37,192,623
Independent trustees' fees and expenses	35,502
Total expenses before reductions	37,228,125
Expense reductions	(3,518)
Total expenses after reductions		37,224,607
Net Investment income (loss)		17,042,737
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $125,523)	216,655,077
Redemptions in-kind	150,292,328
Foreign currency transactions	(78,806)
Futures contracts	44,149,081
Total net realized gain (loss)		411,017,680
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,692,362)	2,051,417,777
Unfunded commitments	(17,285)
Assets and liabilities in foreign currencies	(5,250)
Futures contracts	15,859
Total change in net unrealized appreciation (depreciation)		2,051,411,101
Net gain (loss)		2,462,428,781
Net increase (decrease) in net assets resulting from operations		$2,479,471,518
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,042,737	$54,789,623
Net realized gain (loss)	411,017,680	838,841,628
Change in net unrealized appreciation (depreciation)	2,051,411,101	2,571,255,998
Net increase (decrease) in net assets resulting from operations	2,479,471,518	3,464,887,249
Distributions to shareholders	(107,111,323)	(28,694,920)

Share transactions
Proceeds from sales of shares	1,942,621,591	5,483,488,662
Reinvestment of distributions	106,831,061	28,606,071
Cost of shares redeemed	(2,253,456,045)	(3,383,723,047)

Net increase (decrease) in net assets resulting from share transactions	(204,003,393)	2,128,371,686
Total increase (decrease) in net assets	2,168,356,802	5,564,564,015

Net Assets
Beginning of period	15,453,476,056	9,888,912,041
End of period	$17,621,832,858	$15,453,476,056

Other Information
Shares
Sold	55,068,653	197,114,419
Issued in reinvestment of distributions	3,133,661	1,142,603
Redeemed	(64,049,113)	(116,394,378)
Net increase (decrease)	(5,846,799)	81,862,644

Consolidated Financial Highlights
Fidelity® Blue Chip Growth K6 Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.71	$25.32	$20.19	$27.89	$19.32	$13.69
Income from Investment Operations
Net investment income (loss) A,B	.04	.12	.05	- C	(.03)	.03
Net realized and unrealized gain (loss)	5.25	7.34	5.10	(5.83)	8.91	5.64
Total from investment operations	5.29	7.46	5.15	(5.83)	8.88	5.67
Distributions from net investment income	(.23)	(.07)	(.02)	-	(.02)	(.04)
Distributions from net realized gain	-	-	-	(1.87)	(.29)	- C
Total distributions	(.23)	(.07)	(.02)	(1.87)	(.31)	(.04)
Net asset value, end of period	$37.77	$32.71	$25.32	$20.19	$27.89	$19.32
Total Return D,E	16.24%	29.54%	25.55%	(22.62)%	46.28%	41.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.21% H	.43%	.23%	.01%	(.10)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$17,621,833	$15,453,476	$9,888,912	$6,821,284	$6,455,689	$3,854,348
Portfolio turnover rate I,J	30 % H	17%	24%	37%	44%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Blue Chip Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$203,137,522	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 19.1 / 11.8	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	20 - 32.6 / 32.2	Increase
		Book value	Book value multiple	1.7	Increase
		Market approach	Transaction price	$8.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	60.0% - 70.0% / 64.8%	Increase
			Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	2.1 - 3.0 / 2.5	Increase
Convertible Corporate Bonds	$4,230,427	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.9	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 60.0% / 25.0%	Increase
		Black scholes	Volatility	75.0% - 100.0% / 75.2%	Increase
			Discount rate	4.2% - 5.0% / 4.2%	Increase
			Term	0.3 - 0.9 / 0.9	Increase
Convertible Preferred Stocks	$212,759,608	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.3 - 51.0 / 18.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	32.6	Increase
			Enterprise Value/Gross Profit multiple (EV/GP)	14.6	Increase
		Market approach	Transaction price	$1.10 - $78.20 / $31.94	Increase
			Discount rate	10.0% - 60.0% / 37.2%	Decrease
			Premium rate	25.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 62.3%	Increase
			Discount rate	4.3% - 4.5% / 4.3%	Increase
			Term	2.0 - 5.0 / 3.0	Increase
Preferred Securities	$722,481	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 5.3 / 3.6	Increase
			Discount rate	15.5%	Decrease
			Probability rate	0.0% - 75.0% / 25.0%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 37.5%	Decrease
			Probability rate	0.0% - 50.0% / 35.5%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 56.5%	Increase
			Discount rate	4.2% - 5.0% / 4.3%	Increase
			Term	0.1 - 2.1 / 1.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,251,899,064
Gross unrealized depreciation	(338,867,758)
Net unrealized appreciation (depreciation)	$7,913,031,306
Tax cost	$9,750,389,423

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(93,095,425)
Long-term	-
Total capital loss carryforward	$(93,095,425)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Blue Chip Growth K6 Fund	Revolut Group Holdings, Ltd.	2,774,537	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Blue Chip Growth K6 Fund	3,962,938.02

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth K6 Fund	2,721,338,094	2,366,932,456

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	7,197,160	150,292,328	247,986,828

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	30,604,532	507,463,162	914,880,637

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	9,377,884	299,672,435
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Blue Chip Growth K6 Fund	49,415

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth K6 Fund	233,332,857	91,133,010	17,716,249
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Blue Chip Growth K6 Fund	6,148	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,518.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884006.107
BCFK6-SANN-0425
Fidelity® Series Small Cap Opportunities Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Small Cap Opportunities Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 3.8%
Energy - 0.3%
Energy Equipment & Services - 0.3%
CES Energy Solutions Corp	2,034,714	12,054,142
Financials - 0.8%
Capital Markets - 0.8%
TMX Group Ltd	1,250,623	38,705,764
Health Care - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (a)	275,571	11,017,329
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (a)	106,286	13,123,132
Software - 0.3%
Lumine Group Inc Subordinate Voting Shares (a)(b)	552,541	14,656,109
TOTAL INFORMATION TECHNOLOGY		27,779,241

Materials - 0.2%
Metals & Mining - 0.2%
Osisko Gold Royalties Ltd	476,500	8,812,963
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	216,541	30,810,550
Utilities - 1.0%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp (United States)	1,039,934	43,386,047
TOTAL CANADA		172,566,036
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Lundin Mining Corp	1,512,584	11,947,889
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (a)	78,258	10,225,190
INDIA - 0.3%
Industrials - 0.3%
Professional Services - 0.3%
WNS Holdings Ltd ADR	256,993	15,740,821
ISRAEL - 1.2%
Information Technology - 1.2%
IT Services - 0.9%
Wix.com Ltd (a)	170,416	40,710,678
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (a)	54,153	13,277,233
TOTAL ISRAEL		53,987,911
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems Inc (a)	1,015,636	24,466,671
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (a)	32,962	21,594,395
Merus NV (a)	209,451	8,574,924

TOTAL NETHERLANDS		30,169,319
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
First BanCorp/Puerto Rico (c)	2,257,328	46,862,129
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (a)	196,661	42,520,075
UNITED KINGDOM - 1.6%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	82,344	14,865,516
Consumer Staples - 0.6%
Food Products - 0.6%
Nomad Foods Ltd	1,628,549	29,085,885
Energy - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	904,139	27,169,377
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (a)	1,351,128	2,985,993
TOTAL UNITED KINGDOM		74,106,771
UNITED STATES - 89.1%
Communication Services - 0.7%
Entertainment - 0.2%
Vivid Seats Inc Class A (a)(c)	2,526,839	10,865,408
Interactive Media & Services - 0.2%
Ziff Davis Inc (a)	142,882	7,699,911
Media - 0.2%
TechTarget Inc/old	151,686	2,583,212
Thryv Holdings Inc (a)	484,168	8,477,782
		11,060,994
Wireless Telecommunication Services - 0.1%
Gogo Inc (a)(c)	399,834	3,374,599
Consumer Discretionary - 10.8%
Automobile Components - 0.7%
Patrick Industries Inc	326,206	31,687,651
Diversified Consumer Services - 0.6%
Laureate Education Inc (a)	1,561,174	29,225,177
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands Inc	435,516	5,470,081
Brinker International Inc (a)	179,118	32,594,102
Dutch Bros Inc Class A (a)	159,436	9,967,939
		48,032,122
Household Durables - 3.5%
Champion Homes Inc (a)	380,944	35,172,560
Green Brick Partners Inc (a)	689,951	41,721,337
Installed Building Products Inc	162,088	32,229,578
Lovesac Co/The (a)(c)	235,450	6,018,102
SharkNinja Inc	389,573	43,558,157
		158,699,734
Leisure Products - 0.3%
Acushnet Holdings Corp	175,404	11,457,389
Specialty Retail - 3.2%
Academy Sports & Outdoors Inc (c)	1,034,290	54,103,710
Boot Barn Holdings Inc (a)	156,273	25,136,512
Group 1 Automotive Inc	46,800	21,363,732
Murphy USA Inc	94,665	47,607,975
		148,211,929
Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc (a)	166,454	16,989,960
Deckers Outdoor Corp (a)	39,060	6,927,681
Kontoor Brands Inc	178,461	16,391,643
Samsonite International SA (b)(d)	4,943,100	14,337,204
Steven Madden Ltd	276,872	11,365,596
		66,012,084
TOTAL CONSUMER DISCRETIONARY		493,326,086

Consumer Staples - 3.3%
Beverages - 1.0%
Primo Brands Corp Class A	966,853	31,297,032
Vita Coco Co Inc/The (a)(c)	408,714	15,302,252
		46,599,284
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (a)	105,065	10,406,688
Performance Food Group Co (a)	154,203	13,926,073
Sprouts Farmers Market Inc (a)	140,558	22,255,954
		46,588,715
Food Products - 1.3%
Post Holdings Inc (a)	167,927	17,827,130
Simply Good Foods Co/The (a)	1,043,974	39,671,012
		57,498,142
TOTAL CONSUMER STAPLES		150,686,141

Energy - 4.4%
Energy Equipment & Services - 2.3%
Cactus Inc Class A (c)	680,187	40,613,966
Liberty Energy Inc Class A (c)	2,601,137	47,626,818
Weatherford International PLC	238,901	15,038,818
		103,279,602
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp (a)	1,197,480	44,689,954
Chord Energy Corp	99,211	11,156,277
Core Natural Resources Inc	131,700	11,897,778
Northern Oil & Gas Inc (c)	782,418	28,127,927
		95,871,936
TOTAL ENERGY		199,151,538

Financials - 15.8%
Banks - 7.2%
Connectone Bancorp Inc	425,070	10,771,273
East West Bancorp Inc	188,222	19,381,219
First Interstate BancSystem Inc Class A	607,974	20,032,743
Glacier Bancorp Inc	356,189	17,691,908
Home BancShares Inc/AR	627,700	18,950,263
Metropolitan Bank Holding Corp (a)	219,874	14,100,520
Pathward Financial Inc (c)	539,400	43,006,362
Pinnacle Financial Partners Inc	239,259	29,852,345
SouthState Corp	377,689	39,880,182
Synovus Financial Corp	1,021,705	57,644,596
TriCo Bancshares	671,568	29,461,688
Western Alliance Bancorp	268,857	23,624,465
		324,397,564
Capital Markets - 3.1%
Houlihan Lokey Inc Class A	207,152	37,643,661
Lazard Inc Class A	723,344	39,328,213
Piper Sandler Cos	72,233	22,907,974
Stifel Financial Corp	347,833	40,296,453
		140,176,301
Consumer Finance - 1.5%
FirstCash Holdings Inc	443,097	48,364,038
SLM Corp	795,222	22,194,646
		70,558,684
Financial Services - 1.8%
Essent Group Ltd	792,460	46,160,795
Mr Cooper Group Inc (a)	195,683	20,313,852
Walker & Dunlop Inc	181,038	17,392,321
		83,866,968
Insurance - 2.2%
First American Financial Corp	239,278	15,127,155
Genworth Financial Inc Class A (a)	2,358,380	17,051,087
Primerica Inc	173,541	50,356,393
Selective Insurance Group Inc	233,772	19,667,238
		102,201,873
TOTAL FINANCIALS		721,201,390

Health Care - 15.1%
Biotechnology - 7.6%
AnaptysBio Inc (a)	269,443	4,831,113
Arcellx Inc (a)	206,769	14,087,172
Astria Therapeutics Inc (a)	670,638	5,271,215
Astria Therapeutics Inc warrants (a)	183,003	590,290
Bridgebio Pharma Inc (a)	416,300	14,241,623
Cargo Therapeutics Inc (a)	615,573	2,216,063
Celldex Therapeutics Inc (a)	444,412	10,883,650
Cogent Biosciences Inc (a)	1,130,185	10,522,022
Crinetics Pharmaceuticals Inc (a)	434,122	17,495,117
Cytokinetics Inc (a)	334,276	16,533,291
Day One Biopharmaceuticals Inc (a)	795,192	9,836,525
Denali Therapeutics Inc (a)	226,691	5,281,900
Dianthus Therapeutics Inc (a)(c)	467,406	10,353,043
Disc Medicine Inc (a)	165,835	9,253,593
Exact Sciences Corp (a)	150,000	8,407,500
Immunovant Inc (a)	308,886	6,715,182
Immunovant Inc (e)	181,671	3,949,527
Insmed Inc (a)	170,030	13,020,897
Madrigal Pharmaceuticals Inc (a)(c)	53,643	17,959,676
MoonLake Immunotherapeutics Class A (a)	161,372	7,421,498
Nurix Therapeutics Inc (a)	429,000	8,455,590
Nuvalent Inc Class A (a)	144,729	12,419,195
Oruka Therapeutics Inc (e)	410,772	5,524,883
Perspective Therapeutics Inc (a)(c)	772,900	2,743,795
Rezolute Inc (a)	823,995	4,325,974
Rhythm Pharmaceuticals Inc (a)	222,800	13,241,004
Soleno Therapeutics Inc (a)	200,600	10,076,138
Spyre Therapeutics Inc (a)(c)	418,875	9,629,936
Tyra Biosciences Inc (a)	508,826	7,357,624
Vaxcyte Inc (a)	330,198	29,163,088
Vericel Corp (a)	447,880	26,218,896
Viking Therapeutics Inc (a)(c)	261,001	8,547,783
Vir Biotechnology Inc (a)	631,200	6,564,480
Viridian Therapeutics Inc (a)	629,859	12,206,667
		345,345,950
Health Care Equipment & Supplies - 4.3%
Artivion Inc (a)	377,200	11,678,112
Ceribell Inc	397,100	9,137,271
Embecta Corp	417,400	7,483,981
Glaukos Corp (a)	193,340	30,246,110
Insulet Corp (a)	93,822	26,118,168
Integer Holdings Corp (a)	143,794	20,450,383
Lantheus Holdings Inc (a)	117,864	10,903,599
Masimo Corp (a)	142,748	24,870,984
Merit Medical Systems Inc (a)	126,000	13,718,880
Penumbra Inc (a)	104,239	27,828,686
PROCEPT BioRobotics Corp (a)	221,028	16,024,530
		198,460,704
Health Care Providers & Services - 2.4%
BrightSpring Health Services Inc (a)	227,631	5,372,092
Encompass Health Corp	185,487	18,413,294
Ensign Group Inc/The	194,057	27,102,001
HealthEquity Inc (a)	278,759	30,780,569
Privia Health Group Inc (a)	659,134	15,061,212
Surgery Partners Inc (a)	482,986	12,311,313
		109,040,481
Pharmaceuticals - 0.8%
Enliven Therapeutics Inc (a)(c)	334,310	7,308,017
Enliven Therapeutics Inc (e)	224,300	4,903,198
Prestige Consumer Healthcare Inc (a)	271,463	20,840,215
Structure Therapeutics Inc ADR (a)	169,805	5,089,055
		38,140,485
TOTAL HEALTH CARE		690,987,620

Industrials - 17.7%
Building Products - 1.7%
AAON Inc	160,537	18,683,296
Simpson Manufacturing Co Inc	231,674	38,921,232
Tecnoglass Inc	246,422	18,728,072
		76,332,600
Commercial Services & Supplies - 1.2%
Brink's Co/The	324,443	30,280,265
HNI Corp	213,666	10,651,250
Vestis Corp	853,114	11,926,534
		52,858,049
Construction & Engineering - 4.0%
Comfort Systems USA Inc	37,709	16,469,406
Construction Partners Inc Class A (a)	251,668	20,234,107
Dycom Industries Inc (a)	84,293	15,944,864
EMCOR Group Inc	22,326	10,003,388
Fluor Corp (a)	333,700	16,087,677
Granite Construction Inc	331,851	29,249,347
IES Holdings Inc (a)	251,267	55,600,362
Sterling Infrastructure Inc (a)	124,955	17,796,091
		181,385,242
Electrical Equipment - 1.0%
NEXTracker Inc Class A (a)	419,060	21,129,005
Thermon Group Holdings Inc (a)	873,478	24,177,871
		45,306,876
Ground Transportation - 0.1%
ArcBest Corp	109,676	10,486,122
Machinery - 4.2%
Atmus Filtration Technologies Inc	445,907	18,647,831
Blue Bird Corp (a)	249,464	8,885,908
Federal Signal Corp	313,381	30,808,486
Kadant Inc	71,447	26,642,586
REV Group Inc	452,217	15,691,930
SPX Technologies Inc (a)	247,667	36,783,504
Terex Corp	688,780	33,123,430
Timken Co/The	243,205	19,522,065
		190,105,740
Passenger Airlines - 0.3%
SkyWest Inc (a)	108,000	13,059,360
Professional Services - 2.2%
Amentum Holdings Inc	548,000	11,491,560
Concentrix Corp (c)	153,400	8,019,752
CRA International Inc	110,776	20,336,258
ExlService Holdings Inc (a)	531,449	26,710,627
First Advantage Corp (a)(c)	987,972	18,652,911
KBR Inc	274,937	14,962,072
		100,173,180
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies Inc	79,794	20,748,834
Beacon Roofing Supply Inc (a)	101,788	12,045,592
FTAI Aviation Ltd	144,361	14,512,611
GMS Inc (a)	469,638	39,609,269
Rush Enterprises Inc Class A	796,343	48,377,837
		135,294,143
TOTAL INDUSTRIALS		805,001,312

Information Technology - 11.6%
Communications Equipment - 0.6%
Ciena Corp (a)	327,418	28,531,205
Electronic Equipment, Instruments & Components - 5.0%
Advanced Energy Industries Inc	418,747	48,189,405
Belden Inc	188,000	21,896,360
ePlus Inc (a)	145,331	11,611,947
Insight Enterprises Inc (a)	295,686	51,079,757
Napco Security Technologies Inc	219,941	8,071,835
PAR Technology Corp (a)(c)	272,377	19,771,846
Sanmina Corp (a)	293,595	24,582,709
TD SYNNEX Corp	292,585	41,696,288
		226,900,147
IT Services - 0.5%
ASGN Inc (a)	263,526	23,245,627
Semiconductors & Semiconductor Equipment - 1.5%
Diodes Inc (a)	375,055	22,120,744
MACOM Technology Solutions Holdings Inc (a)	342,159	45,250,528
		67,371,272
Software - 4.0%
ACI Worldwide Inc (a)	271,200	14,522,760
Agilysys Inc (a)	109,100	9,843,002
Five9 Inc (a)	132,744	5,441,176
Intapp Inc (a)	254,481	18,141,950
Manhattan Associates Inc (a)	28,825	6,012,607
Monday.com Ltd (a)	75,700	19,338,322
nCino Inc (a)	226,400	7,699,864
Progress Software Corp	354,108	20,301,012
SPS Commerce Inc (a)	215,350	39,770,838
Tenable Holdings Inc (a)	482,220	20,778,860
Vertex Inc Class A (a)	348,114	20,103,584
		181,953,975
TOTAL INFORMATION TECHNOLOGY		528,002,226

Materials - 4.7%
Chemicals - 1.0%
Element Solutions Inc	915,993	23,641,779
Minerals Technologies Inc	174,043	13,347,358
Tronox Holdings PLC	752,604	7,729,243
		44,718,380
Construction Materials - 0.9%
Eagle Materials Inc	165,833	42,575,964
Metals & Mining - 2.0%
Carpenter Technology Corp	145,155	28,023,624
Commercial Metals Co	881,412	42,739,669
Constellium SE (a)	2,198,096	21,827,093
		92,590,386
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp	161,429	18,882,350
Sylvamo Corp	202,535	16,223,054
		35,105,404
TOTAL MATERIALS		214,990,134

Real Estate - 3.8%
Diversified REITs - 1.0%
Essential Properties Realty Trust Inc	1,428,888	45,867,305
Health Care REITs - 0.7%
CareTrust REIT Inc	1,165,552	30,887,128
Industrial REITs - 0.6%
Terreno Realty Corp	408,288	26,710,201
Real Estate Management & Development - 0.5%
Jones Lang LaSalle Inc (a)	86,818	24,552,130
Retail REITs - 0.3%
Acadia Realty Trust	592,590	13,653,274
Specialized REITs - 0.7%
Lamar Advertising Co Class A	127,677	16,140,926
Outfront Media Inc	935,209	17,207,846
		33,348,772
TOTAL REAL ESTATE		175,018,810

Utilities - 1.2%
Gas Utilities - 1.2%
Southwest Gas Holdings Inc	491,840	36,730,611
UGI Corp	609,178	18,720,040
		55,450,651
TOTAL UNITED STATES		4,066,816,820
TOTAL COMMON STOCKS (Cost $3,258,770,628)		4,549,409,632

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	84,126,435	84,143,260
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	82,552,601	82,560,856
TOTAL MONEY MARKET FUNDS (Cost $166,704,115)			166,704,116

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $3,425,474,743)	4,716,113,748
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(146,467,735)
NET ASSETS - 100.0%	4,569,646,013

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	216	Mar 2025	24,790,320	(286,159)	(286,159)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $28,993,313 or 0.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,337,204 or 0.3% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,377,608 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/24	3,140,200

Immunovant Inc	1/13/25	3,633,420

Oruka Therapeutics Inc	9/12/24	9,447,756

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	138,298,961	820,513,460	874,669,161	1,548,108	-	-	84,143,260	84,126,435	0.1%
Fidelity Securities Lending Cash Central Fund	221,699,830	554,774,996	693,913,970	68,118	-	-	82,560,856	82,552,601	0.4%
Total	359,998,791	1,375,288,456	1,568,583,131	1,616,226	-	-	166,704,116	166,679,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	33,000,912	33,000,912	-	-
Consumer Discretionary	508,191,602	508,191,602	-	-
Consumer Staples	179,772,026	179,772,026	-	-
Energy	238,375,057	238,375,057	-	-
Financials	806,769,283	806,769,283	-	-
Health Care	745,385,451	744,795,161	590,290	-
Industrials	820,742,133	820,742,133	-	-
Information Technology	676,756,124	676,756,124	-	-
Materials	235,750,986	235,750,986	-	-
Real Estate	205,829,360	205,829,360	-	-
Utilities	98,836,698	98,836,698	-	-

Money Market Funds	166,704,116	166,704,116	-	-
Total Investments in Securities:	4,716,113,748	4,715,523,458	590,290	-
Derivative Instruments:

Liabilities
Futures Contracts	(286,159)	(286,159)	-	-
Total Liabilities	(286,159)	(286,159)	-	-
Total Derivative Instruments:	(286,159)	(286,159)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(286,159)
Total Equity Risk	0	(286,159)
Total Value of Derivatives	0	(286,159)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $78,757,774) - See accompanying schedule:
Unaffiliated issuers (cost $3,258,770,628)	$4,549,409,632
Fidelity Central Funds (cost $166,704,115)	166,704,116

Total Investment in Securities (cost $3,425,474,743)		$4,716,113,748
Segregated cash with brokers for derivative instruments		1,751,148
Foreign currency held at value (cost $278)		274
Receivable for investments sold		7,499,371
Receivable for fund shares sold		336,176
Dividends receivable		343,649
Distributions receivable from Fidelity Central Funds		285,014
Other receivables		47,761
Total assets		4,726,377,141
Liabilities
Payable to custodian bank	$341,647
Payable for investments purchased	2,810,571
Payable for fund shares redeemed	70,755,580
Payable for daily variation margin on futures contracts	225,720
Other payables and accrued expenses	47,190
Collateral on securities loaned	82,550,420
Total liabilities		156,731,128
Net Assets		$4,569,646,013
Net Assets consist of:
Paid in capital		$2,814,582,687
Total accumulated earnings (loss)		1,755,063,326
Net Assets		$4,569,646,013
Net Asset Value, offering price and redemption price per share ($4,569,646,013 ÷ 303,023,869 shares)		$15.08
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$21,455,072
Interest		37,405
Income from Fidelity Central Funds (including $68,118 from security lending)		1,616,226
Total income		23,108,703
Expenses
Custodian fees and expenses	$41,007
Independent trustees' fees and expenses	11,491
Interest	3,429
Total expenses		55,927
Net Investment income (loss)		23,052,776
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	121,437,324
Redemptions in-kind	415,947,457
Foreign currency transactions	12,118
Futures contracts	2,616,251
Total net realized gain (loss)		540,013,150
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(479,360,956)
Assets and liabilities in foreign currencies	667
Futures contracts	(3,012,399)
Total change in net unrealized appreciation (depreciation)		(482,372,688)
Net gain (loss)		57,640,462
Net increase (decrease) in net assets resulting from operations		$80,693,238
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,052,776	$58,676,069
Net realized gain (loss)	540,013,150	522,293,552
Change in net unrealized appreciation (depreciation)	(482,372,688)	536,180,775
Net increase (decrease) in net assets resulting from operations	80,693,238	1,117,150,396
Distributions to shareholders	(465,019,571)	(51,550,987)

Share transactions
Proceeds from sales of shares	1,569,375,074	1,049,687,400
Reinvestment of distributions	465,019,571	51,550,987
Cost of shares redeemed	(2,815,800,345)	(1,373,931,544)

Net increase (decrease) in net assets resulting from share transactions	(781,405,700)	(272,693,157)
Total increase (decrease) in net assets	(1,165,732,033)	792,906,252

Net Assets
Beginning of period	5,735,378,046	4,942,471,794
End of period	$4,569,646,013	$5,735,378,046

Other Information
Shares
Sold	104,883,385	77,896,664
Issued in reinvestment of distributions	31,316,313	4,018,606
Redeemed	(186,383,708)	(95,509,377)
Net increase (decrease)	(50,184,010)	(13,594,107)

Financial Highlights
Fidelity® Series Small Cap Opportunities Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.24	$13.47	$12.57	$18.08	$12.66	$14.04
Income from Investment Operations
Net investment income (loss) A,B	.07	.16	.14	.12	.12	.15
Net realized and unrealized gain (loss)	.15	2.75	1.36	(1.03)	5.62	(.60)
Total from investment operations	.22	2.91	1.50	(.91)	5.74	(.45)
Distributions from net investment income	(.32)	(.14)	(.14)	(.12)	(.14)	(.16)
Distributions from net realized gain	(1.05)	-	(.47)	(4.48)	(.19)	(.77)
Total distributions	(1.38) C	(.14)	(.60) C	(4.60)	(.32) C	(.93)
Net asset value, end of period	$15.08	$16.24	$13.47	$12.57	$18.08	$12.66
Total Return D,E	1.54%	21.85%	12.51%	(7.62)%	45.98%	(3.44)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.93% I	1.14%	1.11%	.86%	.77%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$4,569,646	$5,735,378	$4,942,472	$5,039,957	$6,012,414	$4,931,192
Portfolio turnover rate J	43 % I,K	47%	34%	39%	96%	61% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,468,931,432
Gross unrealized depreciation	(216,069,069)
Net unrealized appreciation (depreciation)	$1,252,862,363
Tax cost	$3,462,965,226

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Opportunities Fund	1,070,659,738	1,253,736,366

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Small Cap Opportunities Fund	68,819,878	415,947,457	1,032,986,370
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Small Cap Opportunities Fund	28,954

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Small Cap Opportunities Fund	Borrower	25,504,000	4.84%	3,429

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Opportunities Fund	64,318,877	219,919,868	22,170,507
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Small Cap Opportunities Fund	7,255	322	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.839810.117
SMO-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025